GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.9%
Automobiles & Components — 1.7%
Adient PLC (Ireland)*	8,839	$ 338,710
American Axle & Manufacturing Holdings, Inc.*	109	901
Aptiv PLC (Jersey)*	4,859	496,055
BorgWarner, Inc.	11,248	550,140
Ford Motor Co.(a)	253,378	3,833,609
General Motors Co.(a)	81,189	3,130,648
Modine Manufacturing Co.*	5,597	184,813
Rivian Automotive, Inc., Class A*	73,242	1,220,212
Visteon Corp.*	7,154	1,027,386
		10,782,474
Capital Goods — 10.6%
3M Co.	12,057	1,206,785
A. O. Smith Corp.	13,172	958,658
Acuity Brands, Inc.	1,744	284,412
Alamo Group, Inc.	654	120,277
American Woodmark Corp.*	705	53,841
AMETEK, Inc.	15,049	2,436,132
API Group Corp.*	15,313	417,432
Apogee Enterprises, Inc.	287	13,624
Applied Industrial Technologies, Inc.	1,672	242,156
Array Technologies, Inc.*	115,327	2,606,390
Atkore, Inc.*	773	120,542
Barnes Group, Inc.	892	37,633
Blue Bird Corp.*	833	18,726
Boeing Co. (The)(a)*	12,531	2,646,046
Boise Cascade Co.	1,287	116,280
Brookfield Business Corp., Class A (Canada)	72	1,359
Builders FirstSource, Inc.*	7,929	1,078,344
Carrier Global Corp.	4,430	220,215
Caterpillar, Inc.(a)	10,892	2,679,977
Comfort Systems USA, Inc.	7,681	1,261,220
Core & Main, Inc., Class A*	5,582	174,940
Crane Co.	7,865	700,929
Crane NXT Co.	2,757	155,605
CSW Industrials, Inc.	590	98,052
Curtiss-Wright Corp.	3,266	599,834
Deere & Co.	3,733	1,512,574
Donaldson Co., Inc.	7,930	495,704
Dover Corp.	3,068	452,990
DXP Enterprises, Inc.*	478	17,404
Eaton Corp. PLC (Ireland)	4,155	835,571
Emerson Electric Co.	5,653	510,975
Encore Wire Corp.	5,821	1,082,299
Enerpac Tool Group Corp.	10,519	284,013
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EnPro Industries, Inc.	3,263	$ 435,708
Fastenal Co.	7,518	443,487
Fortive Corp.	4,800	358,896
Fortune Brands Innovations, Inc.	23,702	1,705,359
Gates Industrial Corp. PLC (United Kingdom)*	13,589	183,180
General Dynamics Corp.	7,167	1,541,980
General Electric Co.(a)	25,902	2,845,335
Griffon Corp.	26,140	1,053,442
Hillman Solutions Corp.*	33,024	297,546
Honeywell International, Inc.	1,180	244,850
Howmet Aerospace, Inc.	25,678	1,272,602
Hubbell, Inc.	585	193,963
Huntington Ingalls Industries, Inc.	1,189	270,616
Illinois Tool Works, Inc.	5,662	1,416,406
Ingersoll Rand, Inc.	9,318	609,024
Johnson Controls International PLC (Ireland)	2,389	162,786
Kennametal, Inc.	833	23,649
Lindsay Corp.	19	2,267
Lockheed Martin Corp.(a)	8,139	3,747,033
Masco Corp.	21,839	1,253,122
MSC Industrial Direct Co., Inc., Class A	9,193	875,909
Mueller Industries, Inc.	20,208	1,763,754
MYR Group, Inc.*	2,239	309,743
NEXTracker, Inc., Class A*	512	20,383
nVent Electric PLC (Ireland)	11,728	605,986
Omega Flex, Inc.	1	104
Otis Worldwide Corp.	18,049	1,606,542
PACCAR, Inc.	6,993	584,964
Pentair PLC (Ireland)	4,243	274,098
Powell Industries, Inc.	516	31,264
RBC Bearings, Inc.*	2,571	559,115
REV Group, Inc.	370	4,906
Shoals Technologies Group, Inc., Class A*	60,408	1,544,029
Snap-on, Inc.	3,357	967,454
SPX Technologies, Inc.*	3,440	292,297
Standex International Corp.	481	68,047
Sterling Infrastructure, Inc.*	5,962	332,680
Terex Corp.	18,890	1,130,189
Textainer Group Holdings Ltd. (Bermuda)	123	4,844
Textron, Inc.	24,741	1,673,234
Trane Technologies PLC (Ireland)	4,396	840,779
TransDigm Group, Inc.	1,877	1,678,357

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
UFP Industries, Inc.	10,524	$ 1,021,354
Univar Solutions, Inc.*	35,092	1,257,697
Valmont Industries, Inc.	3,026	880,717
Veritiv Corp.	10,992	1,380,705
Wabash National Corp.	32,113	823,377
Watts Water Technologies, Inc., Class A	4,645	853,426
Westinghouse Air Brake Technologies Corp.	763	83,678
WillScot Mobile Mini Holdings Corp.*	20,973	1,002,300
WW Grainger, Inc.	2,934	2,313,723
Xylem, Inc.	3,237	364,551
		66,652,396
Commercial & Professional Services — 2.2%
ACV Auctions, Inc., Class A*	49,615	856,851
Automatic Data Processing, Inc.(a)	8,316	1,827,774
Brady Corp., Class A	1,760	83,723
Broadridge Financial Solutions, Inc.	5,340	884,464
Ceridian HCM Holding, Inc.*	1,323	88,601
Cintas Corp.	398	197,838
Clarivate PLC (Jersey)*	70,793	674,657
Clean Harbors, Inc.*	1,659	272,789
Concentrix Corp.	4,991	403,023
Copart, Inc.*	19,522	1,780,602
Enviri Corp.*	7,168	70,748
GEO Group, Inc. (The)*	118	845
HireRight Holdings Corp.*	26	294
Insperity, Inc.	5,794	689,254
Korn Ferry	3,183	157,686
Legalzoom.com, Inc.*	21,071	254,538
OPENLANE, Inc.*	11,405	173,584
Paychex, Inc.	7,372	824,706
Republic Services, Inc.	7,006	1,073,109
Robert Half International, Inc.	6,748	507,585
Rollins, Inc.	17,310	741,387
Steelcase, Inc., Class A	4,522	34,865
Sterling Check Corp.*	526	6,449
Tetra Tech, Inc.	142	23,251
TriNet Group, Inc.*	82	7,787
TTEC Holdings, Inc.	421	14,247
Verisk Analytics, Inc.	9,997	2,259,622
		13,910,279
Consumer Discretionary Distribution & Retail — 4.6%
Abercrombie & Fitch Co., Class A*	7,368	277,626
Amazon.com, Inc.(a)*	68,512	8,931,224
Arhaus, Inc.*	25,841	269,522
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
AutoZone, Inc.*	291	$ 725,568
Bath & Body Works, Inc.(a)	29,895	1,121,063
Best Buy Co., Inc.	1,976	161,933
Buckle, Inc. (The)	8,032	277,907
CarMax, Inc.*	8,502	711,617
Chico's FAS, Inc.*	22,597	120,894
Dick's Sporting Goods, Inc.	128	16,920
Dillard's, Inc., Class A	244	79,612
eBay, Inc.(a)	28,275	1,263,610
Etsy, Inc.(a)*	11,873	1,004,575
Five Below, Inc.*	3,934	773,188
Gap, Inc. (The)	79,931	713,784
Genuine Parts Co.	5,878	994,734
Group 1 Automotive, Inc.	614	158,473
Home Depot, Inc. (The)	5,403	1,678,388
LKQ Corp.	8,214	478,630
Lowe's Cos., Inc.(a)	9,612	2,169,428
Monro, Inc.	5,310	215,745
Murphy USA, Inc.	544	169,244
ODP Corp. (The)*	15,068	705,484
Ollie's Bargain Outlet Holdings, Inc.*	7,557	437,777
O'Reilly Automotive, Inc.*	1,117	1,067,070
Pool Corp.	1,382	517,753
Ross Stores, Inc.(a)	11,108	1,245,540
Ulta Beauty, Inc.*	1,431	673,422
Urban Outfitters, Inc.*	19,709	652,959
Valvoline, Inc.	21,855	819,781
Wayfair, Inc., Class A*	8,335	541,858
Williams-Sonoma, Inc.	1,552	194,217
Winmark Corp.	19	6,317
		29,175,863
Consumer Durables & Apparel — 2.3%
Beazer Homes USA, Inc.*	357	10,100
Brunswick Corp.	2,561	221,885
Capri Holdings Ltd. (British Virgin Islands)*	14,178	508,848
Cavco Industries, Inc.*	1,188	350,460
Cricut, Inc., Class A	11	134
Crocs, Inc.*	1,475	165,849
DR Horton, Inc.	10,097	1,228,704
Garmin Ltd. (Switzerland)	8,691	906,384
Green Brick Partners, Inc.*	2,643	150,122
Hasbro, Inc.	17,603	1,140,146
Installed Building Products, Inc.	1,134	158,942
La-Z-Boy, Inc.	6,658	190,685
Leggett & Platt, Inc.	1,790	53,020

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Lululemon Athletica, Inc.*	5,233	$ 1,980,691
Malibu Boats, Inc., Class A*	1,329	77,959
NIKE, Inc., Class B	11,288	1,245,857
NVR, Inc.*	136	863,684
Polaris, Inc.	6,239	754,482
PulteGroup, Inc.	16,460	1,278,613
Ralph Lauren Corp.	3,746	461,882
Skechers USA, Inc., Class A*	367	19,326
Skyline Champion Corp.*	5,358	350,681
Steven Madden Ltd.	10,181	332,817
Tapestry, Inc.	42,994	1,840,143
Vista Outdoor, Inc.*	17,544	485,443
		14,776,857
Consumer Services — 3.3%
Adtalem Global Education, Inc.*	10,853	372,692
Bloomin' Brands, Inc.	4,898	131,707
Booking Holdings, Inc.*	714	1,928,036
Boyd Gaming Corp.	995	69,023
Bright Horizons Family Solutions, Inc.*	1,400	129,430
Brinker International, Inc.*	7,585	277,611
Caesars Entertainment, Inc.(a)*	38,087	1,941,294
Chipotle Mexican Grill, Inc.*	157	335,823
Darden Restaurants, Inc.	6,713	1,121,608
Dine Brands Global, Inc.	228	13,231
Frontdoor, Inc.*	8,748	279,061
Hilton Worldwide Holdings, Inc.	2,865	417,001
Hyatt Hotels Corp., Class A	5,223	598,451
Jack in the Box, Inc.	1,433	139,761
Marriott International, Inc., Class A	18,392	3,378,427
McDonald's Corp.(a)	4,769	1,423,117
MGM Resorts International	44,805	1,967,836
Royal Caribbean Cruises Ltd. (Liberia)*	18,895	1,960,167
Six Flags Entertainment Corp.*	12,643	328,465
Starbucks Corp.(a)	7,187	711,944
Stride, Inc.*	332	12,360
Sweetgreen, Inc., Class A*	1,950	24,999
Wendy's Co. (The)	16,230	353,003
Wingstop, Inc.	1,273	254,804
Wynn Resorts Ltd.	3,295	347,985
Yum! Brands, Inc.	14,553	2,016,318
		20,534,154
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.*	10,103	636,590
Costco Wholesale Corp.(a)	3,284	1,768,040
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Dollar Tree, Inc.*	5,529	$ 793,411
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	50,715	—
Grocery Outlet Holding Corp.*	4,421	135,327
Kroger Co. (The)	32,955	1,548,885
PriceSmart, Inc.	2,711	200,777
Sprouts Farmers Market, Inc.*	4,574	168,003
Sysco Corp.	5,226	387,769
US Foods Holding Corp.*	31,704	1,394,976
Walgreens Boots Alliance, Inc.	21,475	611,823
Walmart, Inc.(a)	27,345	4,298,087
Weis Markets, Inc.	154	9,888
		11,953,576
Energy — 6.5%
APA Corp.	10,440	356,735
Baker Hughes Co.	69,038	2,182,291
Borr Drilling Ltd. (Bermuda)*	6,923	52,130
California Resources Corp.	8,191	370,970
Canadian Natural Resources Ltd. (Canada)	6,728	378,517
ChampionX Corp.	25,805	800,987
Cheniere Energy, Inc.	3,609	549,867
Chesapeake Energy Corp.	19,135	1,601,217
Chevron Corp.(a)	25,945	4,082,446
Civitas Resources, Inc.	9,127	633,140
ConocoPhillips	15,437	1,599,428
CONSOL Energy, Inc.	8,477	574,825
Coterra Energy, Inc.	100,973	2,554,617
Crescent Point Energy Corp. (Canada)	44,056	296,497
Denbury, Inc.*	707	60,986
Devon Energy Corp.	13,812	667,672
DHT Holdings, Inc. (Marshall Islands)	185,591	1,583,091
Dorian LPG Ltd. (Marshall Islands)	11,829	303,414
Enbridge, Inc. (Canada)	18,745	696,377
Enerplus Corp. (Canada)	63,784	922,954
EOG Resources, Inc.(a)	32,898	3,764,847
EQT Corp.	36,829	1,514,777
Equitrans Midstream Corp.	22,310	213,284
Expro Group Holdings NV (Netherlands)*	3,083	54,631
Exxon Mobil Corp.(a)	33,065	3,546,221
FLEX LNG Ltd. (Bermuda)	8,050	245,766
Gulfport Energy Corp.*	2,754	289,363
HF Sinclair Corp.	3,688	164,522

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Kinder Morgan, Inc.	59,791	$ 1,029,601
Kosmos Energy Ltd.*	29,880	178,981
Liberty Energy, Inc.	19,867	265,622
Marathon Petroleum Corp.(a)	10,242	1,194,217
Murphy Oil Corp.	28,306	1,084,120
Nabors Industries Ltd. (Bermuda)*	5,081	472,685
Nordic American Tankers Ltd. (Bermuda)	81,481	299,035
Occidental Petroleum Corp.	28,271	1,662,335
Oceaneering International, Inc.*	6,896	128,955
ONEOK, Inc.	23,005	1,419,869
Par Pacific Holdings, Inc.*	9,227	245,530
Pembina Pipeline Corp. (Canada)	3,365	105,796
Phillips 66	4,259	406,223
Pioneer Natural Resources Co.	1,814	375,825
RPC, Inc.	25,808	184,527
TechnipFMC PLC (United Kingdom)*	22,511	374,133
Tidewater, Inc.*	9,290	515,038
US Silica Holdings, Inc.*	55,162	669,115
Valaris Ltd. (Bermuda)*	2,089	131,461
Weatherford International PLC (Ireland)*	7,000	464,940
		41,269,580
Financial Services — 2.0%
Affiliated Managers Group, Inc.	990	148,391
Berkshire Hathaway, Inc., Class B*	8,142	2,776,422
BlackRock, Inc.	1,185	819,001
Cboe Global Markets, Inc.	2,970	409,890
CME Group, Inc.	3,781	700,581
Franklin Resources, Inc.	58,743	1,569,026
Intercontinental Exchange, Inc.(a)	15,379	1,739,057
MarketAxess Holdings, Inc.	1,195	312,397
Nasdaq, Inc.	33,587	1,674,312
Open Lending Corp., Class A*	27,188	285,746
T Rowe Price Group, Inc.(a)	17,304	1,938,394
		12,373,217
Food, Beverage & Tobacco — 4.0%
Altria Group, Inc.	54,365	2,462,734
Archer-Daniels-Midland Co.	10,225	772,601
Boston Beer Co., Inc. (The), Class A*	60	18,506
Brown-Forman Corp., Class B	423	28,248
Bunge Ltd. (Bermuda)	6,109	576,384
Cal-Maine Foods, Inc.	34,868	1,569,060
Campbell Soup Co.	27,829	1,272,064
Celsius Holdings, Inc.*	9,293	1,386,423
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Coca-Cola Co. (The)(a)	42,625	$ 2,566,877
Coca-Cola Consolidated, Inc.	1	636
Constellation Brands, Inc., Class A	1,970	484,876
Dole PLC (Ireland)	3,562	48,158
Duckhorn Portfolio, Inc. (The)*	12,048	156,263
General Mills, Inc.	17,289	1,326,066
Hershey Co. (The)	3,377	843,237
Hormel Foods Corp.	5,046	202,950
Ingredion, Inc.	2,129	225,568
J M Smucker Co. (The)	10,654	1,573,276
John B Sanfilippo & Son, Inc.	95	11,141
Kellogg Co.	20,217	1,362,626
Keurig Dr Pepper, Inc.(a)	83,592	2,613,922
Kraft Heinz Co. (The)	44,572	1,582,306
Lamb Weston Holdings, Inc.	6,686	768,556
Lancaster Colony Corp.	3,604	724,728
McCormick & Co., Inc., non-voting shares	607	52,949
Molson Coors Beverage Co., Class B	5,755	378,909
Mondelez International, Inc., Class A	2,269	165,501
Monster Beverage Corp.*	7,089	407,192
PepsiCo, Inc.(a)	5,396	999,447
TreeHouse Foods, Inc.*	12,008	604,963
		25,186,167
Health Care Equipment & Services — 6.6%
Abbott Laboratories	4,730	515,665
AmerisourceBergen Corp.	2,546	489,927
AtriCure, Inc.*	82	4,047
Avanos Medical, Inc.*	3,060	78,214
Axonics, Inc.*	3,834	193,502
Baxter International, Inc.	50,971	2,322,239
Boston Scientific Corp.*	12,254	662,819
Cardinal Health, Inc.(a)	22,484	2,126,312
Centene Corp.(a)*	38,504	2,597,095
Certara, Inc.*	7,341	133,680
Cigna Group (The)	3,432	963,019
Cross Country Healthcare, Inc.*	17,091	479,915
CVS Health Corp.	35,492	2,453,562
DaVita, Inc.*	9,629	967,426
Dexcom, Inc.(a)*	4,313	554,264
Edwards Lifesciences Corp.*	13,730	1,295,151
Elevance Health, Inc.	1,150	510,933
Embecta Corp.	68	1,469
Enovis Corp.*	15,305	981,356
Fulgent Genetics, Inc.*	14,585	540,082

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
GE HealthCare Technologies, Inc.	29,918	$ 2,430,538
GoodRx Holdings, Inc., Class A*	2,206	12,177
Guardant Health, Inc.*	12,177	435,937
Haemonetics Corp.*	6,649	566,096
HCA Healthcare, Inc.	6,236	1,892,501
Hologic, Inc.*	12,085	978,522
Humana, Inc.(a)	4,836	2,162,321
IDEXX Laboratories, Inc.*	1,474	740,287
Inspire Medical Systems, Inc.*	3,184	1,033,654
Integra LifeSciences Holdings Corp.*	6,691	275,201
Intuitive Surgical, Inc.*	2,631	899,644
Lantheus Holdings, Inc.*	28,116	2,359,495
McKesson Corp.	362	154,686
Medtronic PLC (Ireland)	14,572	1,283,793
Molina Healthcare, Inc.*	4,782	1,440,530
National HealthCare Corp.	97	5,996
NeoGenomics, Inc.*	14,790	237,675
NextGen Healthcare, Inc.*	8,658	140,433
Patterson Cos., Inc.	4,445	147,841
Penumbra, Inc.*	333	114,572
Privia Health Group, Inc.*	9,585	250,264
Shockwave Medical, Inc.*	122	34,820
SI-BONE, Inc.*	49	1,322
Simulations Plus, Inc.	19	823
Stryker Corp.	4,864	1,483,958
TransMedics Group, Inc.*	11,397	957,120
UFP Technologies, Inc.*	1,837	356,102
UnitedHealth Group, Inc.	2,797	1,344,350
Varex Imaging Corp.*	79	1,862
Zimmer Biomet Holdings, Inc.	15,038	2,189,533
		41,802,730
Household & Personal Products — 1.7%
Clorox Co. (The)	2,310	367,382
Colgate-Palmolive Co.	8,293	638,893
elf Beauty, Inc.*	30,072	3,435,125
Energizer Holdings, Inc.	526	17,663
Estee Lauder Cos., Inc. (The), Class A	4,843	951,068
Kimberly-Clark Corp.(a)	21,296	2,940,126
Procter & Gamble Co. (The)(a)	15,256	2,314,945
Spectrum Brands Holdings, Inc.	5,012	391,187
		11,056,389
Materials — 5.2%
Alamos Gold, Inc., Class A (Canada)	94,961	1,131,935
Alpha Metallurgical Resources, Inc.	3,414	561,125
Arconic Corp.*	108	3,195
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Avient Corp.	5,312	$ 217,261
Ball Corp.	9,917	577,269
Bioceres Crop Solutions Corp. (Cayman Islands)*	38	508
CF Industries Holdings, Inc.	19,719	1,368,893
Commercial Metals Co.	20,099	1,058,413
Dow, Inc.	19,649	1,046,506
DuPont de Nemours, Inc.(a)	37,299	2,664,641
Eastman Chemical Co.	9,506	795,842
Ecolab, Inc.	1,648	307,665
Fortuna Silver Mines, Inc. (Canada)*	36,159	117,155
Franco-Nevada Corp. (Canada)	5,138	732,679
Freeport-McMoRan, Inc.	5,828	233,120
Graphic Packaging Holding Co.	40,728	978,694
Hawkins, Inc.	266	12,685
HB Fuller Co.	604	43,192
Huntsman Corp.	8,278	223,672
Innospec, Inc.	1,652	165,927
International Flavors & Fragrances, Inc.	2,694	214,415
International Paper Co.	34,658	1,102,471
Kinross Gold Corp. (Canada)	354,749	1,692,153
Linde PLC (Ireland)	7,083	2,699,190
Lithium Americas Corp. (Canada)*	7,674	155,091
Livent Corp.*	48,149	1,320,727
Martin Marietta Materials, Inc.	1,075	496,317
Materion Corp.	1,332	152,114
Minerals Technologies, Inc.	1,738	100,265
Mosaic Co. (The)	34,105	1,193,675
Myers Industries, Inc.	239	4,644
NewMarket Corp.	258	103,747
Newmont Corp.	8,371	357,107
Nucor Corp.	6,980	1,144,580
Olin Corp.	12,338	634,050
Packaging Corp. of America	5,279	697,673
Pactiv Evergreen, Inc.	1,090	8,251
Quaker Chemical Corp.	2,828	551,177
Scotts Miracle-Gro Co. (The)	3,971	248,942
Sealed Air Corp.	5,916	236,640
Silgan Holdings, Inc.	2,816	132,042
Southern Copper Corp.	1,542	110,623
Steel Dynamics, Inc.	17,215	1,875,230
SunCoke Energy, Inc.	366	2,880
Teck Resources Ltd., Class B (Canada)	6,477	272,682
Vulcan Materials Co.	5,842	1,317,020
Warrior Met Coal, Inc.	11,669	454,508

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Westlake Corp.	14,430	$ 1,723,952
Wheaton Precious Metals Corp. (Canada)	31,104	1,344,315
		32,586,858
Media & Entertainment — 6.4%
Activision Blizzard, Inc.*	19,521	1,645,620
Advantage Solutions, Inc.*	1,446	3,384
Alphabet, Inc., Class A(a)*	73,153	8,756,414
Bumble, Inc., Class A*	67,489	1,132,465
Charter Communications, Inc., Class A*	4,203	1,544,056
Cinemark Holdings, Inc.*	80,653	1,330,775
Comcast Corp., Class A	57,432	2,386,300
Eventbrite, Inc., Class A*	13,146	125,544
Fox Corp., Class A	24,376	828,784
Interpublic Group of Cos., Inc. (The)	20,746	800,381
John Wiley & Sons, Inc., Class A	906	30,831
Madison Square Garden Sports Corp.	2,926	550,234
Meta Platforms, Inc., Class A(a)*	46,407	13,317,881
Netflix, Inc.(a)*	8,653	3,811,560
News Corp., Class A	32,886	641,277
Omnicom Group, Inc.	8,391	798,404
Shutterstock, Inc.	17,732	863,016
Trade Desk, Inc. (The), Class A*	5,484	423,474
TripAdvisor, Inc.*	29,749	490,561
Vimeo, Inc.*	28,971	119,361
Walt Disney Co. (The)*	8,870	791,914
ZipRecruiter, Inc., Class A*	9,674	171,810
		40,564,046
Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
AbbVie, Inc.	736	99,161
AbCellera Biologics, Inc. (Canada)*	29,730	192,056
Agilent Technologies, Inc.	6,236	749,879
Agios Pharmaceuticals, Inc.*	523	14,811
Amgen, Inc.	1,343	298,173
ANI Pharmaceuticals, Inc.*	645	34,720
Arcturus Therapeutics Holdings, Inc.*	5,448	156,249
Ardelyx, Inc.*	76,224	258,399
Aurinia Pharmaceuticals, Inc. (Canada)*	18,758	181,577
Avantor, Inc.*	54,002	1,109,201
Biogen, Inc.*	11,518	3,280,902
Bristol-Myers Squibb Co.(a)	46,050	2,944,898
Catalyst Pharmaceuticals, Inc.*	52,560	706,406
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Collegium Pharmaceutical, Inc.*	12,056	$ 259,084
Corcept Therapeutics, Inc.*	2,229	49,595
Danaher Corp.	5,543	1,330,320
Exact Sciences Corp.*	11,581	1,087,456
Gilead Sciences, Inc.	15,606	1,202,754
Harmony Biosciences Holdings, Inc.*	32,860	1,156,343
Illumina, Inc.*	34	6,375
ImmunoGen, Inc.*	4,454	84,047
IQVIA Holdings, Inc.*	910	204,541
Ironwood Pharmaceuticals, Inc.*	25,253	268,692
Jazz Pharmaceuticals PLC (Ireland)*	8,303	1,029,323
Johnson & Johnson(a)	24,451	4,047,130
Kiniksa Pharmaceuticals Ltd., Class A (Bermuda)*	18	253
Ligand Pharmaceuticals, Inc.*	3,337	240,598
Lyell Immunopharma, Inc.*	73	232
Maravai LifeSciences Holdings, Inc., Class A*	15,740	195,648
Merck & Co., Inc.	16,836	1,942,706
Mettler-Toledo International, Inc.*	1,336	1,752,351
Moderna, Inc.(a)*	5,963	724,505
Organon & Co.	6,809	141,695
Pacific Biosciences of California, Inc.*	41,631	553,692
Pfizer, Inc.(a)	158,813	5,825,261
Repligen Corp.*	4,281	605,590
Revvity, Inc.	20,554	2,441,610
Supernus Pharmaceuticals, Inc.*	1,503	45,180
TG Therapeutics, Inc.*	67,442	1,675,259
Twist Bioscience Corp.*	923	18,885
United Therapeutics Corp.*	76	16,777
Viatris, Inc.	122,548	1,223,029
Waters Corp.*	2,804	747,378
West Pharmaceutical Services, Inc.	4,282	1,637,737
Zoetis, Inc.	3,937	677,991
		41,218,469
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.*	16,911	1,926,332
Allegro MicroSystems, Inc.*	36,358	1,641,200
Analog Devices, Inc.	3,539	689,433
Applied Materials, Inc.(a)	19,312	2,791,356
Axcelis Technologies, Inc.*	3,216	589,589
Broadcom, Inc.(a)	7,951	6,896,936
Cirrus Logic, Inc.*	5,404	437,778
Diodes, Inc.*	6,129	566,871

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Enphase Energy, Inc.*	6,515	$ 1,091,132
Lam Research Corp.(a)	6,452	4,147,733
Lattice Semiconductor Corp.*	5,529	531,171
MaxLinear, Inc.*	10,830	341,795
Microchip Technology, Inc.(a)	37,132	3,326,656
Monolithic Power Systems, Inc.	2,356	1,272,782
NVIDIA Corp.(a)	9,807	4,148,557
NXP Semiconductors NV (Netherlands)	17,884	3,660,497
ON Semiconductor Corp.(a)*	35,131	3,322,690
Photronics, Inc.*	31,450	811,096
Qorvo, Inc.*	10,109	1,031,421
QUALCOMM, Inc.(a)	31,296	3,725,476
Rambus, Inc.*	3,381	216,959
Skyworks Solutions, Inc.	20,087	2,223,430
Synaptics, Inc.*	2,219	189,458
Universal Display Corp.	985	141,968
		45,722,316
Software & Services — 11.2%
Accenture PLC, Class A (Ireland)	1,684	519,649
Adeia, Inc.	1,920	21,139
Adobe, Inc.(a)*	11,816	5,777,906
Amdocs Ltd. (Guernsey)	3,749	370,589
ANSYS, Inc.*	4,692	1,549,627
Asana, Inc., Class A*	40,814	899,541
Blackbaud, Inc.*	575	40,928
BlackBerry Ltd. (Canada)*	68,096	376,571
Cadence Design Systems, Inc.*	3,734	875,698
CGI, Inc. (Canada)*	396	41,750
Descartes Systems Group, Inc. (The) (Canada)*	3,034	243,054
DigitalOcean Holdings, Inc.*	10,201	409,468
Dolby Laboratories, Inc., Class A	2,010	168,197
DoubleVerify Holdings, Inc.*	5,661	220,326
DXC Technology Co.*	32,380	865,194
Elastic NV (Netherlands)*	5,895	377,987
Fair Isaac Corp.*	942	762,276
Fortinet, Inc.(a)*	54,069	4,087,076
Gartner, Inc.*	6,565	2,299,785
Gen Digital, Inc.	63,726	1,182,117
HubSpot, Inc.*	1,055	561,355
InterDigital, Inc.	17,994	1,737,321
International Business Machines Corp.	18,276	2,445,511
Intuit, Inc.	3,072	1,407,560
Microsoft Corp.(a)	29,420	10,018,687
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
MongoDB, Inc.*	5,077	$ 2,086,596
NCR Corp.*	32,619	821,999
New Relic, Inc.*	11,612	759,889
Nutanix, Inc., Class A*	12,090	339,124
Oracle Corp.(a)	44,825	5,338,209
PagerDuty, Inc.*	5,871	131,980
Palantir Technologies, Inc., Class A*	114,863	1,760,850
Palo Alto Networks, Inc.(a)*	19,539	4,992,410
Perficient, Inc.*	1,885	157,077
Procore Technologies, Inc.*	156	10,151
Q2 Holdings, Inc.*	3,724	115,072
Qualys, Inc.*	3,511	453,516
Roper Technologies, Inc.	249	119,719
Salesforce, Inc.(a)*	20,929	4,421,460
Samsara, Inc., Class A*	41,244	1,142,871
ServiceNow, Inc.(a)*	11,339	6,372,178
Splunk, Inc.*	7,584	804,587
Squarespace, Inc., Class A*	17,793	561,191
Synopsys, Inc.*	380	165,456
Unity Software, Inc.*	5,410	234,902
Verint Systems, Inc.*	4,963	174,003
VeriSign, Inc.*	3,495	789,765
Weave Communications, Inc.*	1,058	11,754
Workday, Inc., Class A*	3,232	730,076
Yext, Inc.*	40,556	458,688
Zuora, Inc., Class A*	27,509	301,774
		70,514,609
Technology Hardware & Equipment — 5.6%
Amphenol Corp., Class A	18,276	1,552,546
Apple, Inc.(a)	44,629	8,656,687
Arlo Technologies, Inc.*	607	6,622
Arrow Electronics, Inc.*	2,304	330,002
Bel Fuse, Inc., Class B	237	13,606
Belden, Inc.	1,398	133,719
CDW Corp.	6,319	1,159,536
Cisco Systems, Inc.(a)	67,564	3,495,761
Corsair Gaming, Inc.*	5,985	106,174
Extreme Networks, Inc.*	19,172	499,431
F5, Inc.*	3,079	450,335
Hewlett Packard Enterprise Co.	126,762	2,129,602
HP, Inc.(a)	76,839	2,359,726
Insight Enterprises, Inc.*	5,905	864,138
IonQ, Inc.*	56,966	770,750
IPG Photonics Corp.*	1,237	168,009
Jabil, Inc.	1,139	122,932
Keysight Technologies, Inc.*	1,746	292,368

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Methode Electronics, Inc.	526	$ 17,632
Motorola Solutions, Inc.	6,055	1,775,810
Napco Security Technologies, Inc.	2,181	75,572
NetApp, Inc.	16,416	1,254,182
NetScout Systems, Inc.*	26,907	832,772
OSI Systems, Inc.*	66	7,777
PC Connection, Inc.	60	2,706
Sanmina Corp.*	5,407	325,880
Seagate Technology Holdings PLC (Ireland)	15,461	956,572
SmartRent, Inc.*	833	3,190
Super Micro Computer, Inc.(a)*	19,649	4,897,513
Teledyne Technologies, Inc.*	1,283	527,454
Trimble, Inc.*	8,130	430,402
Western Digital Corp.*	1,107	41,989
Xerox Holdings Corp.	1,564	23,288
Zebra Technologies Corp., Class A*	4,240	1,254,319
		35,539,002
Telecommunication Services — 1.1%
AT&T, Inc.(a)	107,893	1,720,893
EchoStar Corp., Class A*	8,587	148,899
IDT Corp., Class B*	289	7,471
Iridium Communications, Inc.	6,225	386,697
Rogers Communications, Inc., Class B (Canada)	3	137
T-Mobile US, Inc.*	16,052	2,229,623
Verizon Communications, Inc.(a)	58,766	2,185,507
		6,679,227
Transportation — 2.7%
American Airlines Group, Inc.(a)*	189,543	3,400,401
ArcBest Corp.	8,631	852,743
CH Robinson Worldwide, Inc.	23,112	2,180,617
CSX Corp.	42,511	1,449,625
Delta Air Lines, Inc.*	4,268	202,901
Expeditors International of Washington, Inc.(a)	12,373	1,498,742
FedEx Corp.	4,592	1,138,357
Hub Group, Inc., Class A*	4,206	337,826
Landstar System, Inc.	2,588	498,294
Norfolk Southern Corp.	5,149	1,167,587
Old Dominion Freight Line, Inc.	755	279,161
RXO, Inc.*	12,391	280,904
Ryder System, Inc.	4,349	368,752
Spirit Airlines, Inc.	9,603	164,787
TFI International, Inc. (Canada)	3,065	349,287
Uber Technologies, Inc.*	22,988	992,392
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.	4,570	$ 935,113
United Parcel Service, Inc., Class B	3,790	679,358
XPO, Inc.*	2,881	169,979
		16,946,826
Utilities — 1.6%
Algonquin Power & Utilities Corp. (Canada)	5,535	45,719
ALLETE, Inc.	8,759	507,759
American States Water Co.	1,267	110,229
American Water Works Co., Inc.	2,841	405,553
Black Hills Corp.	1,493	89,968
Brookfield Renewable Corp., Class A (Canada)	10,052	316,839
Chesapeake Utilities Corp.	8	952
Consolidated Edison, Inc.	29,276	2,646,550
Constellation Energy Corp.(a)	17,635	1,614,484
Dominion Energy, Inc.	6,041	312,863
DTE Energy Co.	50	5,501
Duke Energy Corp.	11,184	1,003,652
Entergy Corp.	12,039	1,172,238
National Fuel Gas Co.	3,958	203,283
Otter Tail Corp.	2,219	175,212
Pinnacle West Capital Corp.	460	37,472
PNM Resources, Inc.	6,625	298,788
Public Service Enterprise Group, Inc.	12,984	812,928
Southern Co. (The)	411	28,873
Vistra Corp.	16,470	432,338
Xcel Energy, Inc.	195	12,123
		10,233,324
TOTAL COMMON STOCKS (Cost $511,038,360)		599,478,359
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%		31,960,012
NET ASSETS - 100.0%		$631,438,371

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
The following table represents the individual long and short positions and related values of total return swaps, which represents (34.9)% of net assets as of June 30, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	2,107	$73,720	$80,740	$10,737
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	24	200	198	11
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/10/28	1,314	124,163	134,146	15,922
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,947	107,678	144,138	44,572
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/23/25	97,745	1,022,689	1,478,882	594,824
General Motors Co.	USFF +0.250%	Weekly	MS	07/23/25	35,168	1,383,611	1,356,078	41,418
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	07/08/27	1,469	30,491	48,506	19,476
Rivian Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	19,268	278,822	321,005	55,515
Visteon Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,894	282,117	271,997	3,186
					161,936	3,303,491	3,835,690	785,661
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/10/28	3,701	480,585	370,433	(82,895)
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,887	235,459	282,896	60,894
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	452	72,314	73,712	4,875
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	162	28,795	29,793	2,378
American Woodmark Corp.	USFF +0.250%	Weekly	MS	01/10/28	188	13,418	14,358	1,583
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,828	542,479	619,677	104,915
API Group Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,786	85,547	103,206	21,785
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	75	3,606	3,560	169
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	391	52,225	56,629	7,251
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	29,765	633,450	672,689	69,524
Atkore, Inc.	USFF +0.250%	Weekly	MS	01/10/28	181	21,745	28,225	11,522
Barnes Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	231	9,503	9,746	700
Blue Bird Corp.	USFF +0.250%	Weekly	MS	01/10/28	265	5,774	5,957	462
Boeing Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,053	620,122	644,671	54,153
Boise Cascade Co.	USFF +0.250%	Weekly	MS	07/23/25	366	21,886	33,068	19,638
Brookfield Business Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	22	436	415	3
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,027	138,944	275,672	153,010
Carrier Global Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,163	40,178	57,813	20,378
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,436	558,120	599,378	71,861
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,012	291,912	330,370	52,736
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,466	44,290	45,944	3,774

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	1,946	$138,117	$173,428	$43,336
Crane NXT Co.	USFF +0.250%	Weekly	MS	07/08/27	721	25,899	40,693	16,569
CSW Industrials, Inc.	USFF +0.250%	Weekly	MS	01/10/28	158	24,623	26,258	2,815
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	07/06/26	849	144,278	155,927	18,814
Deere & Co.	USFF +0.250%	Weekly	MS	07/08/27	913	340,180	369,938	50,098
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,041	122,183	127,583	11,837
Dover Corp.	USFF +0.250%	Weekly	MS	01/10/28	803	114,656	118,563	9,567
DXP Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	121	4,398	4,406	221
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	991	165,946	199,290	45,303
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	1,449	116,469	130,975	20,924
Encore Wire Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,557	173,042	289,493	132,680
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,697	66,894	72,819	9,126
EnPro Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	853	87,625	113,901	31,033
Fastenal Co.	USFF +0.250%	Weekly	MS	01/10/28	1,825	96,233	107,657	17,358
Fortive Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,187	63,978	88,752	28,167
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,731	332,718	412,345	99,094
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/10/28	3,561	45,721	48,002	4,470
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,868	400,512	401,900	20,782
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	5,823	485,388	639,657	205,868
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,871	234,564	276,901	64,030
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	8,732	71,197	78,675	10,884
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	301	56,610	62,458	10,012
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,058	222,931	300,234	88,585
Hubbell, Inc.	USFF +0.250%	Weekly	MS	01/07/27	125	25,085	41,445	20,334
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	294	57,303	66,914	12,718
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,450	322,188	362,732	60,083
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,450	132,132	160,132	34,573
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	630	38,775	42,928	6,572
Kennametal, Inc.	USFF +0.250%	Weekly	MS	01/10/28	219	6,204	6,217	313
Lindsay Corp.	USFF +0.250%	Weekly	MS	01/10/28	3	350	358	27
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,896	834,637	872,880	89,572
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,611	282,746	321,959	55,633
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,405	221,430	229,148	18,307

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	5,358	$309,360	$467,646	$182,960
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	588	78,377	81,344	6,717
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	134	5,275	5,335	314
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	3,160	127,277	163,277	45,197
Omega Flex, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1	104	104	7
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,754	380,318	423,154	62,648
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,868	126,839	156,258	39,669
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	1,130	45,254	72,998	30,526
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	135	8,103	8,180	467
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/23/25	2	267	393	147
RBC Bearings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	680	150,847	147,880	3,806
REV Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	126	1,649	1,671	109
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	15,938	361,276	407,375	63,404
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	883	218,019	254,472	49,028
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	908	70,655	77,153	9,879
Standex International Corp.	USFF +0.250%	Weekly	MS	01/10/28	128	17,790	18,108	1,171
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,575	60,888	87,885	30,128
Terex Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,010	229,950	299,748	82,937
Textainer Group Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	33	1,315	1,300	50
Textron, Inc.	USFF +0.250%	Weekly	MS	01/05/26	6,562	406,924	443,788	56,969
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	1,183	202,486	226,261	35,270
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	498	365,514	445,297	99,113
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,773	218,634	269,120	63,559
Univar Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,209	328,193	330,051	17,550
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	804	246,139	234,004	521
Veritiv Corp.	USFF +0.250%	Weekly	MS	07/06/26	2,894	331,448	363,515	52,131
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	8,455	196,317	216,786	30,558
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,217	203,408	223,599	30,456
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	07/08/27	199	16,059	21,824	6,661
WillScot Mobile Mini Holdings Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,625	254,976	268,819	26,063

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	714	$358,635	$563,053	$226,714
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/10/28	862	86,450	97,078	15,156
					215,002	14,764,546	16,980,256	3,088,306
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	12,624	200,660	218,016	26,952
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/23/25	2,104	441,877	462,438	51,322
Brady Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	432	21,098	20,550	463
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,390	200,103	230,226	42,974
Ceridian HCM Holding, Inc.	USFF +0.250%	Weekly	MS	07/08/27	347	17,674	23,239	6,412
Cintas Corp.	USFF +0.250%	Weekly	MS	07/08/27	74	32,032	36,784	6,449
Clarivate PLC (Jersey)	USFF +0.250%	Weekly	MS	01/10/28	18,178	153,877	173,236	27,160
Clean Harbors, Inc.	USFF +0.250%	Weekly	MS	01/10/28	433	57,246	71,198	16,691
Concentrix Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,280	133,862	103,360	(23,873)
Copart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,865	280,272	443,737	185,564
Enviri Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,871	16,934	18,467	2,345
GEO Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	31	223	222	(29)
HireRight Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	7	80	79	9
Insperity, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,532	172,556	182,247	18,949
Korn Ferry	USFF +0.250%	Weekly	MS	01/07/27	876	53,349	43,397	(7,334)
Legalzoom.com, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,524	64,828	66,730	5,003
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,016	45,868	45,904	2,231
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,814	199,716	202,932	16,100
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,837	242,062	281,373	52,550
Robert Half International, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,831	138,557	137,728	8,698
Rollins, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,543	163,084	194,577	42,886
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,186	8,862	9,144	709
Sterling Check Corp.	USFF +0.250%	Weekly	MS	01/10/28	141	1,716	1,729	97
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/08/27	43	5,458	7,041	1,876
TriNet Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22	2,098	2,089	94
TTEC Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	110	3,688	3,722	213
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,637	518,732	596,041	103,945
					68,748	3,176,512	3,576,206	588,456
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,902	66,973	71,667	7,899
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,397	1,197,519	1,616,073	475,804

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Arhaus, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,496	$50,776	$67,753	$20,041
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/23/25	67	165,185	167,055	9,770
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,783	219,728	291,863	88,596
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/07/27	160	11,193	13,112	2,959
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	01/07/27	2,013	57,704	69,650	24,434
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,228	141,454	186,484	63,519
Chico's FAS, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,872	30,599	31,415	2,282
Dick's Sporting Goods, Inc.	USFF +0.250%	Weekly	MS	01/10/28	34	4,474	4,494	237
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	62	12,794	20,229	9,029
eBay, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,014	293,654	313,456	37,469
Etsy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,987	278,506	252,730	(12,459)
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,027	196,941	201,847	14,323
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	21,006	188,983	187,584	7,638
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/10/28	1,356	221,263	229,476	21,197
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	07/08/27	169	26,454	43,619	18,794
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/07/27	1,332	386,399	413,772	50,622
LKQ Corp.	USFF +0.250%	Weekly	MS	07/23/25	2,159	107,042	125,805	27,822
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,857	345,181	419,125	102,206
Monro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,366	60,048	55,501	(1,454)
Murphy USA, Inc.	USFF +0.250%	Weekly	MS	01/07/27	145	32,722	45,111	16,023
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	3,911	145,999	183,113	44,235
Ollie's Bargain Outlet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,983	118,199	114,875	2,330
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	07/08/27	302	275,735	288,501	25,950
Pool Corp.	USFF +0.250%	Weekly	MS	01/10/28	390	130,370	146,110	23,374
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,044	238,747	341,324	121,155
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/07/27	411	167,233	193,415	33,598
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,314	138,430	176,053	44,243
Valvoline, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,739	208,819	215,270	16,436
Wayfair, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,241	118,371	145,687	32,993
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	01/10/28	458	51,415	57,314	8,723
Winmark Corp.	USFF +0.250%	Weekly	MS	01/10/28	4	1,371	1,330	27
					103,229	5,690,281	6,690,813	1,339,815
Consumer Durables & Apparel
Beazer Homes USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	96	2,550	2,716	291
Brunswick Corp.	USFF +0.250%	Weekly	MS	01/10/28	667	51,593	57,789	8,890
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	01/10/28	3,726	135,387	133,726	4,814
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	07/23/25	314	67,808	92,630	29,275
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	3	36	37	5

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Crocs, Inc.	USFF +0.250%	Weekly	MS	07/08/27	385	$28,420	$43,289	$16,231
DR Horton, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,392	109,975	169,392	69,382
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	2,267	215,114	236,425	34,721
Green Brick Partners, Inc.	USFF +0.250%	Weekly	MS	01/10/28	695	38,334	39,476	2,978
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,435	216,267	287,255	85,338
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	01/10/28	302	32,096	42,328	13,273
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,744	48,489	49,948	3,998
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/10/28	472	13,928	13,981	721
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,196	427,770	452,686	45,150
Malibu Boats, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	349	17,053	20,472	4,250
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/07/27	3,077	312,713	339,609	45,270
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	31	134,842	196,869	68,476
Polaris, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,666	177,279	201,469	34,496
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,330	255,955	336,354	93,719
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	980	108,642	120,834	18,248
Skechers USA, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	95	4,870	5,003	368
Skyline Champion Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,413	76,165	92,481	20,120
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	07/08/27	2,577	85,126	84,242	3,880
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/07/27	11,515	389,106	492,842	137,188
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,608	126,038	127,503	7,494
					48,335	3,075,556	3,639,356	748,576
Consumer Services
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,741	104,701	94,126	(5,638)
Bloomin' Brands, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,104	18,238	29,687	14,200
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	180	377,261	486,059	126,839
Boyd Gaming Corp.	USFF +0.250%	Weekly	MS	01/10/28	196	12,995	13,597	1,244
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	325	18,505	30,046	12,429
Brinker International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,991	71,391	72,871	4,896
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,511	390,342	484,776	115,003
Chipotle Mexican Grill, Inc.	USFF +0.250%	Weekly	MS	01/10/28	32	65,046	68,448	7,350
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,527	230,542	255,131	35,745
Dine Brands Global, Inc.	USFF +0.250%	Weekly	MS	01/10/28	59	3,467	3,424	125

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,317	$71,657	$73,912	$5,683
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	720	101,476	104,796	8,223
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,363	149,850	156,173	13,521
Jack in the Box, Inc.	USFF +0.250%	Weekly	MS	01/10/28	376	33,476	36,671	4,798
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	4,682	815,020	860,037	85,765
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,089	261,674	324,969	82,884
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	11,577	398,104	508,462	129,423
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/10/28	5,130	411,981	532,186	141,730
Six Flags Entertainment Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,308	77,667	85,942	11,989
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,934	147,165	191,582	57,044
Stride, Inc.	USFF +0.250%	Weekly	MS	01/10/28	86	3,516	3,202	(144)
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	515	6,305	6,602	602
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	4,280	91,235	93,090	6,815
Wingstop, Inc.	USFF +0.250%	Weekly	MS	01/10/28	352	66,606	70,456	7,242
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/10/28	958	98,884	101,174	7,119
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,871	488,699	536,327	75,089
					60,224	4,515,803	5,223,746	949,976
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,484	167,756	156,517	(6,677)
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	720	338,926	387,634	74,663
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,451	193,540	208,219	23,934
Grocery Outlet Holding Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,167	33,725	35,722	3,611
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	8,652	406,404	406,644	20,426
PriceSmart, Inc.	USFF +0.250%	Weekly	MS	01/10/28	714	52,599	52,879	2,808
Sprouts Farmers Market, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,248	41,871	45,839	6,300
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,426	105,008	105,809	5,873
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	8,092	275,783	356,048	93,761
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	07/23/25	5,795	213,801	165,100	(20,126)
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/05/26	7,062	944,412	1,110,005	221,873
Weis Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	40	2,557	2,568	137
					38,851	2,776,382	3,032,984	426,583

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy
APA Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,231	$74,015	$76,233	$5,760
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/07/27	17,433	462,304	551,057	117,677
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	1,820	12,667	13,705	1,646
California Resources Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,146	84,183	97,192	17,710
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	1,766	95,610	99,355	8,318
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,679	181,064	207,316	35,267
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	937	130,942	142,761	20,030
Chesapeake Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,737	369,907	396,392	48,634
Chevron Corp.	USFF +0.250%	Weekly	MS	07/06/26	6,372	920,705	1,002,634	159,050
Civitas Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,357	158,003	163,505	17,465
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	3,928	394,625	406,980	40,810
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,184	121,186	148,097	34,910
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	25,875	630,806	654,638	55,744
Crescent Point Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	11,384	71,421	76,614	8,965
Denbury, Inc.	USFF +0.250%	Weekly	MS	01/07/27	187	11,346	16,131	5,457
Devon Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,505	168,755	169,432	10,832
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	48,019	443,031	409,602	7,519
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	3,064	63,775	78,592	21,430
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	4,845	180,456	179,992	9,090
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	16,195	243,394	234,342	3,288
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	07/23/25	8,616	967,632	986,015	69,250
EQT Corp.	USFF +0.250%	Weekly	MS	07/08/27	9,380	300,548	385,799	100,962
Equitrans Midstream Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,853	28,252	55,955	29,934
Expro Group Holdings NV (Netherlands)	USFF +0.250%	Weekly	MS	01/10/28	808	13,443	14,318	1,520
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/05/26	8,937	731,518	958,493	345,646
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	2,000	61,003	61,060	6,808
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	699	56,813	73,444	19,350
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	01/10/28	951	44,129	42,424	531
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,590	269,021	268,460	24,523
Kosmos Energy Ltd.	USFF +0.250%	Weekly	MS	01/10/28	7,991	49,272	47,866	372
Liberty Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,235	66,211	69,992	7,068
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/25	2,699	227,047	314,703	117,250

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	07/06/26	7,518	$253,611	$287,939	$49,535
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	1,327	182,148	123,451	(49,987)
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	21,341	76,730	78,321	7,941
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/25	10,851	386,701	638,039	278,833
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,817	29,937	33,978	5,474
ONEOK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,056	355,366	373,776	35,301
Par Pacific Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,419	55,761	64,370	11,201
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	891	27,347	28,013	2,100
Phillips 66	USFF +0.250%	Weekly	MS	01/07/27	1,120	107,717	106,826	4,799
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	477	100,329	98,825	4,781
RPC, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,684	54,789	47,791	(4,122)
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	5,447	42,092	90,529	50,452
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,412	112,220	133,721	26,927
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	14,268	184,336	173,071	(2,450)
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/07/27	559	28,943	35,178	7,621
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/07/27	1,858	35,221	123,408	90,055
					319,468	9,666,332	10,840,335	1,871,277
Financial Services
Affiliated Managers Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	354	41,443	53,061	14,425
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/25	12,635	2,900,465	4,308,535	1,546,731
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	314	225,988	217,018	4,776
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	708	87,376	97,711	15,190
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	690	120,537	127,850	16,455
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/06/26	13,844	334,285	369,773	68,968
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,544	338,136	400,756	85,079
MarketAxess Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	311	85,477	81,302	329
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/23/25	10,340	498,651	515,449	56,503

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Open Lending Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	7,026	$57,101	$73,843	$19,471
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/23/25	4,666	547,997	522,685	32,377
					54,432	5,237,456	6,767,983	1,860,304
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/23/25	14,518	669,533	657,665	64,208
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/05/26	2,499	183,701	188,824	15,633
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	16	5,026	4,935	152
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	01/10/28	112	7,423	7,479	414
Bunge Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	1,513	143,187	142,752	7,356
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,947	472,134	402,615	(29,592)
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/08/27	7,040	370,034	321,798	(29,204)
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,413	206,250	359,995	163,608
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	10,536	602,939	634,478	80,437
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	537	115,212	132,172	29,417
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	939	12,672	12,695	675
Duckhorn Portfolio, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,258	47,486	42,256	(2,957)
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	4,302	313,675	329,963	37,990
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	888	226,534	221,734	6,282
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,326	53,455	53,332	2,435
Ingredion, Inc.	USFF +0.250%	Weekly	MS	01/10/28	557	58,872	59,014	3,349
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,818	425,768	416,134	11,201
John B Sanfilippo & Son, Inc.	USFF +0.250%	Weekly	MS	01/10/28	24	2,875	2,814	80
Kellogg Co.	USFF +0.250%	Weekly	MS	07/08/27	5,283	365,151	356,074	15,525
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/07/27	21,912	787,963	685,188	(53,838)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	11,741	448,620	416,806	(5,381)
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,567	124,308	180,127	63,138
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/10/28	941	193,196	189,226	5,704
McCormick & Co., Inc., non-voting shares	USFF +0.250%	Weekly	MS	01/10/28	159	14,072	13,870	473
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/08/27	1,502	79,588	98,892	23,907
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	594	46,216	43,326	(449)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,861	$108,321	$106,896	$3,756
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,307	217,370	242,083	52,439
TreeHouse Foods, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,190	143,207	160,712	24,354
					112,300	6,444,788	6,483,855	491,112
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	01/10/28	1,043	107,826	113,708	11,992
AmerisourceBergen Corp.	USFF +0.250%	Weekly	MS	01/10/28	658	116,402	126,619	15,924
AtriCure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22	1,096	1,086	45
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/06/26	784	20,411	20,039	606
Axonics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	969	53,748	48,905	(2,856)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	11,620	496,847	529,407	61,919
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,556	133,243	138,254	11,406
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,574	401,182	527,133	155,227
Centene Corp.	USFF +0.250%	Weekly	MS	07/08/27	10,093	739,185	680,773	(23,736)
Certara, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,936	33,834	35,255	3,040
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/07/27	747	201,446	209,608	20,496
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,467	125,603	125,433	5,838
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/23/25	8,821	647,876	609,796	449
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,476	219,334	248,764	39,918
Dexcom, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,125	92,487	144,574	58,597
Edwards Lifesciences Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,207	224,762	302,516	88,633
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/10/28	304	136,730	135,064	5,386
Embecta Corp.	USFF +0.250%	Weekly	MS	01/10/28	16	354	346	9
Enovis Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,955	195,825	253,595	67,724
Fulgent Genetics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,521	177,093	130,383	(38,347)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,445	486,141	604,832	142,153
GoodRx Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	591	3,251	3,262	169
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,198	117,234	114,488	2,862
Haemonetics Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,749	148,558	148,910	7,457
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,446	287,455	438,832	172,727
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/23/25	3,173	236,063	256,918	32,143
Humana, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,201	600,736	537,003	(32,228)
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/08/27	387	132,162	194,363	69,893
Inspire Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	785	179,029	254,842	84,375
Integra LifeSciences Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,726	79,374	70,990	(4,586)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Intuitive Surgical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	692	$226,459	$236,622	$20,992
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,321	486,747	614,378	150,903
McKesson Corp.	USFF +0.250%	Weekly	MS	01/10/28	95	37,192	40,594	5,204
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,827	334,458	337,159	21,204
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,281	358,333	385,888	44,279
National HealthCare Corp.	USFF +0.250%	Weekly	MS	01/10/28	25	1,524	1,546	110
NeoGenomics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,878	69,322	62,319	(3,686)
NextGen Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,782	50,896	45,124	(3,336)
Patterson Cos., Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,159	37,187	38,548	3,142
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/10/28	91	28,010	31,309	4,933
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,514	62,219	65,641	6,421
Shockwave Medical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	32	9,272	9,133	328
SI-BONE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13	359	351	(167)
Simulations Plus, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6	259	260	16
Stryker Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,322	381,064	403,329	41,585
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,996	181,432	251,604	79,542
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	481	64,244	93,242	32,234
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/05/26	782	377,504	375,860	20,256
Varex Imaging Corp.	USFF +0.250%	Weekly	MS	01/10/28	23	535	542	35
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,036	496,916	587,642	117,629
					118,951	9,599,219	10,586,789	1,498,859
Household & Personal Products
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	600	94,668	95,424	5,284
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/10/28	2,178	169,735	167,793	6,175
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,696	377,116	879,114	520,513
Energizer Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	135	4,483	4,533	267
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	1,274	249,851	250,188	12,919
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,483	704,610	756,983	105,818
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	4,080	540,820	619,099	122,634
Spectrum Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,321	96,738	103,104	11,552
					22,767	2,238,021	2,876,238	785,162

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	23,564	$279,845	$280,883	$14,970
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,156	142,896	190,000	63,814
Arconic Corp.	USFF +0.250%	Weekly	MS	01/10/28	28	828	828	42
Avient Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,327	51,929	54,274	5,159
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,591	136,591	150,822	21,997
Bioceres Crop Solutions Corp. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/10/28	22	300	294	11
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/25	4,675	292,635	324,539	51,688
Commercial Metals Co.	USFF +0.250%	Weekly	MS	01/10/28	4,692	238,631	247,081	21,086
Dow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,986	258,664	265,554	24,479
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,265	628,309	661,892	68,631
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/08/27	2,480	189,273	207,626	31,833
Ecolab, Inc.	USFF +0.250%	Weekly	MS	01/10/28	432	78,294	80,650	6,161
Fortuna Silver Mines, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	9,495	31,315	30,764	949
Franco-Nevada Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	1,352	166,342	192,795	35,510
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,525	43,763	61,000	27,894
Graphic Packaging Holding Co.	USFF +0.250%	Weekly	MS	01/10/28	10,558	250,441	253,709	16,324
Hawkins, Inc.	USFF +0.250%	Weekly	MS	01/10/28	70	3,355	3,338	149
HB Fuller Co.	USFF +0.250%	Weekly	MS	01/10/28	159	11,021	11,370	169
Huntsman Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,159	54,497	58,336	6,851
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	434	42,542	43,591	3,240
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	01/10/28	706	55,030	56,191	4,148
International Paper Co.	USFF +0.250%	Weekly	MS	07/23/25	9,165	349,561	291,539	(25,069)
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	93,161	466,245	444,378	1,833
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	1,691	541,391	644,406	132,833
Lithium Americas Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	2,020	42,078	40,824	760
Livent Corp.	USFF +0.250%	Weekly	MS	01/10/28	12,411	276,235	340,434	78,445
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	286	96,780	132,043	41,024
Materion Corp.	USFF +0.250%	Weekly	MS	01/10/28	329	34,260	37,572	5,010
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	478	26,991	27,576	1,881
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	01/07/27	8,946	401,843	313,110	(65,157)
Myers Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	63	1,229	1,224	56

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
NewMarket Corp.	USFF +0.250%	Weekly	MS	01/10/28	67	$26,967	$26,942	$1,267
Newmont Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,198	91,576	93,767	6,654
Nucor Corp.	USFF +0.250%	Weekly	MS	07/23/25	1,873	242,473	307,135	81,921
Olin Corp.	USFF +0.250%	Weekly	MS	01/05/26	3,258	149,445	167,429	27,509
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	1,384	180,705	182,909	14,735
Pactiv Evergreen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	288	2,142	2,180	143
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	744	147,932	145,006	4,148
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,040	62,396	65,198	5,787
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,583	64,801	63,320	1,818
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	764	36,189	35,824	1,611
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/10/28	406	28,764	29,126	1,741
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,611	456,792	502,276	70,187
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	98	766	771	44
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	01/07/27	1,697	45,004	71,444	29,688
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/10/28	1,557	302,088	351,010	64,371
Warrior Met Coal, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,959	97,530	115,253	25,546
Westlake Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,794	432,979	453,269	41,647
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	8,202	370,133	354,490	3,413
					246,749	7,931,796	8,415,992	958,951
Media & Entertainment
Activision Blizzard, Inc.	USFF +0.250%	Weekly	MS	07/06/26	4,871	349,201	410,625	79,362
Advantage Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	341	732	798	104
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	18,152	1,748,865	2,172,794	507,537
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	17,089	332,415	286,753	(29,768)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,083	345,597	397,862	68,789
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	20,298	229,404	334,917	116,482
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	14,418	474,249	599,068	153,982
Eventbrite, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	3,439	29,838	32,842	4,433
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	6,369	197,917	216,546	30,542
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/23/25	5,242	172,742	202,236	43,624
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	242	7,919	8,235	697

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Madison Square Garden Sports Corp.	USFF +0.250%	Weekly	MS	01/10/28	771	$144,727	$144,987	$7,144
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	11,896	1,383,208	3,413,914	2,096,834
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,378	562,694	1,047,485	518,407
News Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	6,900	112,110	134,550	28,505
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,238	198,568	212,946	26,422
Shutterstock, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,692	241,195	228,360	159
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	1,444	77,882	111,506	47,920
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,840	160,470	129,282	(25,184)
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,526	29,766	31,007	2,666
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,329	206,626	207,933	11,188
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	2,565	41,170	45,554	6,675
					142,123	7,047,295	10,370,200	3,696,520
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	01/10/28	193	25,692	26,003	1,542
AbCellera Biologics, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	12,093	103,634	78,121	(22,677)
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,625	212,400	195,406	(6,260)
Agios Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	138	3,809	3,908	284
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	328	73,436	72,823	2,980
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	169	8,187	9,097	1,304
Arcturus Therapeutics Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,351	36,271	38,747	4,212
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19,711	88,222	66,820	(19,042)
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	4,877	44,394	47,209	4,864
Avantor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13,295	261,901	273,079	23,862
Biogen, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,878	837,980	819,798	21,882
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/07/27	8,971	597,965	573,695	16,979
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13,425	201,479	180,432	(13,253)
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,216	74,812	69,112	(2,121)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Corcept Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	587	$12,840	$13,061	$837
Danaher Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,428	326,017	342,720	32,681
Exact Sciences Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,003	253,532	281,982	40,585
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,796	293,597	292,558	17,859
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,503	320,241	299,221	(5,709)
Illumina, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8	1,410	1,500	160
ImmunoGen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	873	3,657	16,474	12,994
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	240	41,358	53,945	14,986
Ironwood Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,584	68,788	70,054	4,557
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	2,150	288,782	266,536	(8,438)
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/23/25	5,971	966,061	988,320	102,834
Kiniksa Pharmaceuticals Ltd., Class A (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	5	73	70	4
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	871	64,024	62,799	1,839
Lyell Immunopharma, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3	10	10	3
Maravai LifeSciences Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	4,148	56,243	51,560	(1,992)
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	4,660	517,418	537,717	49,119
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	361	422,608	473,502	69,275
Moderna, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,645	195,183	199,868	14,717
Organon & Co.	USFF +0.250%	Weekly	MS	01/10/28	1,796	36,290	37,375	2,822
Pacific Biosciences of California, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10,922	144,600	145,263	7,578
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/05/26	41,878	1,696,581	1,536,085	(29,587)
Repligen Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,124	164,325	159,001	2,535
Revvity, Inc.	USFF +0.250%	Weekly	MS	01/05/26	5,448	661,604	647,168	15,466
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	396	12,136	11,904	350
TG Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	17,848	184,916	443,344	266,826
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	01/10/28	243	4,595	4,972	599
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	01/10/28	20	4,297	4,415	326
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/07/27	32,577	321,041	325,118	34,382

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Waters Corp.	USFF +0.250%	Weekly	MS	01/10/28	733	$190,559	$195,374	$13,927
West Pharmaceutical Services, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,132	301,584	432,956	146,445
Zoetis, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,046	172,960	180,132	14,211
					242,269	10,297,512	10,529,254	836,747
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,104	427,418	467,487	60,504
Allegro MicroSystems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,190	344,628	414,837	89,288
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	875	151,503	170,459	26,900
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,389	656,013	923,466	308,406
Axcelis Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/25	851	59,672	156,014	119,693
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,730	980,487	1,500,654	600,280
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,356	120,542	109,850	(7,706)
Diodes, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,570	126,032	145,209	25,248
Enphase Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,711	276,049	286,558	23,708
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,704	651,983	1,095,433	482,564
Lattice Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,447	71,491	139,013	77,368
MaxLinear, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,853	94,766	90,041	(1,106)
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,923	650,176	889,002	285,498
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	628	294,699	339,264	59,868
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,270	644,207	960,255	346,943
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	4,754	726,160	973,049	293,717
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	07/06/26	8,647	503,729	817,833	367,389
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,347	135,043	215,269	87,348
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,683	262,631	273,746	23,673
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,359	908,395	995,055	139,281
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/07/27	929	19,796	59,614	45,063
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,331	532,581	590,088	88,278
Synaptics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	585	45,856	49,947	6,176
Universal Display Corp.	USFF +0.250%	Weekly	MS	01/10/28	259	36,026	37,330	3,029
					86,495	8,719,883	11,699,473	3,551,410
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	442	134,759	136,392	8,078

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Adeia, Inc.	USFF +0.250%	Weekly	MS	01/10/28	579	$6,141	$6,375	$530
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,885	883,076	1,410,736	569,879
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/10/28	982	91,738	97,071	10,172
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,573	398,535	519,515	140,393
Asana, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	9,849	202,524	217,072	24,935
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/10/28	152	10,508	10,819	816
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	16,591	79,236	91,748	16,303
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	924	199,036	216,696	27,178
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	104	10,664	10,965	813
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	01/07/27	775	50,289	62,085	14,537
DigitalOcean Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,606	87,649	104,605	21,847
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	525	43,307	43,932	2,698
DoubleVerify Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,231	34,989	47,911	17,317
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/07/27	6,049	172,882	161,629	(3,456)
Elastic NV (Netherlands)	USFF +0.250%	Weekly	MS	01/10/28	1,337	87,443	85,728	1,985
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/10/28	249	195,550	201,493	15,294
Fortinet, Inc.	USFF +0.250%	Weekly	MS	01/05/26	11,024	572,764	833,304	296,288
Gartner, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,342	430,774	470,116	61,145
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16,752	308,715	310,750	19,087
HubSpot, Inc.	USFF +0.250%	Weekly	MS	01/10/28	274	128,317	145,793	23,636
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,687	340,934	452,530	129,730
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,799	628,694	642,154	51,777
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/10/28	802	335,454	367,468	48,188
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,495	1,738,437	2,552,347	910,712
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,332	470,512	547,439	99,486
NCR Corp.	USFF +0.250%	Weekly	MS	07/08/27	8,568	199,731	215,914	25,734
New Relic, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,093	221,849	202,406	(9,854)
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	3,172	91,840	88,975	1,527
Oracle Corp.	USFF +0.250%	Weekly	MS	01/05/26	11,483	979,413	1,367,510	445,179
PagerDuty, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,577	49,598	35,451	(15,225)
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	30,444	317,236	466,707	164,969
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,204	1,133,159	1,329,674	251,118
Perficient, Inc.	USFF +0.250%	Weekly	MS	01/10/28	500	35,481	41,665	8,005
Procore Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	41	2,678	2,668	120
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	988	29,339	30,529	2,595

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	920	$102,270	$118,836	$21,467
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	65	30,906	31,252	1,826
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,919	680,477	1,039,188	391,949
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	10,819	276,766	299,794	36,263
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,992	815,650	1,119,444	342,790
Splunk, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,986	166,830	210,695	53,435
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	4,683	136,617	147,702	17,615
Synopsys, Inc.	USFF +0.250%	Weekly	MS	01/10/28	104	44,681	45,283	2,632
Unity Software, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,420	62,110	61,656	2,519
Verint Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,304	46,750	45,718	1,206
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	919	162,764	207,666	52,686
Weave Communications, Inc.	USFF +0.250%	Weekly	MS	01/10/28	312	3,318	3,466	309
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	879	187,227	198,557	20,904
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,658	94,518	120,542	30,545
Zuora, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	7,236	70,578	79,379	12,178
					208,646	13,584,713	17,257,350	4,371,860
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	4,550	322,422	386,523	85,311
Apple, Inc.	USFF +0.250%	Weekly	MS	01/07/27	11,108	1,513,241	2,154,619	724,822
Arlo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	158	1,731	1,724	79
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	599	71,654	85,795	17,569
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	01/10/28	62	3,478	3,559	251
Belden, Inc.	USFF +0.250%	Weekly	MS	01/10/28	340	26,780	32,521	7,709
CDW Corp.	USFF +0.250%	Weekly	MS	07/23/25	1,508	247,699	276,718	44,576
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/25	15,133	641,882	782,981	188,912
Corsair Gaming, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,573	29,423	27,905	(109)
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	01/05/26	4,937	82,448	128,609	50,796
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	819	113,368	119,787	11,841
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/07/27	32,716	480,159	549,629	104,831
HP, Inc.	USFF +0.250%	Weekly	MS	07/23/25	11,080	339,276	340,267	32,116
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,552	199,813	227,120	36,861
IonQ, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,895	79,162	201,529	126,155
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	01/10/28	328	37,758	44,549	9,006
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/10/28	297	30,578	32,055	2,942
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	460	67,868	77,027	12,433

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Methode Electronics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	128	$4,429	$4,291	$76
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,634	438,589	479,220	63,623
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	575	20,608	19,924	303
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/23/25	3,690	211,902	281,916	93,093
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,015	223,758	217,114	4,056
OSI Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	17	2,024	2,003	(22,975)
PC Connection, Inc.	USFF +0.250%	Weekly	MS	01/10/28	16	717	722	42
Sanmina Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,441	77,841	86,849	13,033
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,973	239,739	245,810	20,880
SmartRent, Inc.	USFF +0.250%	Weekly	MS	01/10/28	215	803	823	62
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,303	516,762	1,321,773	829,722
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	346	134,419	142,244	14,254
Trimble, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,136	102,534	113,080	15,450
Western Digital Corp.	USFF +0.250%	Weekly	MS	01/10/28	295	11,182	11,189	3,512
Xerox Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	411	6,055	6,120	577
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	07/23/25	1,114	331,228	329,555	14,163
					130,424	6,611,330	8,735,550	2,505,972
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/07/27	29,588	521,525	471,929	750
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	07/23/25	8,946	229,697	155,124	(63,620)
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/10/28	77	2,161	1,990	(64)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	07/23/25	1,645	99,047	102,187	8,065
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	01/10/28	1	46	46	5
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,336	591,787	602,270	36,631
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,453	572,952	574,697	36,671
					60,046	2,017,215	1,908,243	18,438
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	61,638	878,869	1,105,786	275,483
ArcBest Corp.	USFF +0.250%	Weekly	MS	07/23/25	3,756	227,779	371,093	171,252

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,887	$584,877	$555,438	$3,653
CSX Corp.	USFF +0.250%	Weekly	MS	07/23/25	10,749	306,840	366,541	79,989
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,122	52,487	53,340	3,365
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	07/23/25	7,058	638,962	854,936	267,459
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,235	284,055	306,157	37,103
Hub Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,126	88,934	90,440	5,715
Landstar System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	652	109,496	125,536	22,647
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,363	294,457	309,074	32,221
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	07/23/25	202	51,273	74,690	26,239
RXO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,259	60,157	73,882	16,729
Ryder System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,134	95,010	96,152	7,603
Spirit Airlines, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,542	40,138	43,621	5,620
TFI International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	802	88,496	91,396	6,909
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,312	223,222	272,489	59,941
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,175	236,597	240,429	22,003
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/10/28	1,021	173,185	183,014	18,987
XPO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	752	21,236	44,368	24,150
					111,785	4,456,070	5,258,382	1,087,068
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	1,461	12,072	12,068	684
ALLETE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,231	136,113	129,331	124
American States Water Co.	USFF +0.250%	Weekly	MS	01/10/28	335	29,036	29,145	1,500
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	729	105,183	104,065	4,609
Black Hills Corp.	USFF +0.250%	Weekly	MS	01/10/28	389	23,777	23,441	803
Brookfield Renewable Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	2,522	84,451	79,493	(727)
Chesapeake Utilities Corp.	USFF +0.250%	Weekly	MS	01/10/28	2	237	238	15
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,507	710,424	678,633	(2,171)
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	07/23/25	5,425	290,343	496,659	226,700
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,572	80,966	81,414	7,120
DTE Energy Co.	USFF +0.250%	Weekly	MS	01/10/28	12	1,300	1,320	85

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,940	$277,638	$263,836	$415
Entergy Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,049	316,925	296,881	(2,579)
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	01/10/28	1,054	60,795	54,133	(2,748)
Otter Tail Corp.	USFF +0.250%	Weekly	MS	01/07/27	587	36,621	46,350	12,280
Pinnacle West Capital Corp.	USFF +0.250%	Weekly	MS	01/10/28	121	9,864	9,857	467
PNM Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,745	81,090	78,700	1,488
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,412	199,051	213,625	27,675
Southern Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	110	7,649	7,728	447
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,325	106,533	113,531	12,915
Xcel Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	53	3,255	3,295	198
					39,581	2,573,323	2,723,743	289,300

Total Reference Entity — Long						133,727,524	157,432,438	31,750,353
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,368)	$(203,276)	$(186,669)	$15,684
Gentherm, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,854)	(593,568)	(500,340)	89,379
Goodyear Tire & Rubber Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(10,532)	(151,539)	(144,078)	6,620
LCI Industries	USFF -0.250%	Weekly	MS	01/10/28	(4,264)	(485,867)	(538,799)	(59,090)
Lear Corp.	USFF -0.250%	Weekly	MS	01/10/28	(11,937)	(1,538,970)	(1,713,556)	(192,021)
Luminar Technologies, Inc.	USFF -8.470%	Weekly	MS	07/08/27	(17,124)	(131,468)	(117,813)	13,323
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(9,214)	(487,518)	(520,038)	(39,774)
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,576)	(266,498)	(246,732)	11,348
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,792)	(861,949)	(1,254,402)	(414,503)
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,243)	(506,629)	(646,150)	(145,800)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,006)	(304,422)	(333,850)	(32,492)
					(86,910)	(5,531,704)	(6,202,427)	(747,326)
Capital Goods
3D Systems Corp.	USFF -0.250%	Weekly	MS	01/07/27	(63,850)	(601,188)	(634,030)	(37,882)
Aerojet Rocketdyne Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,485)	(858,858)	(849,662)	1,346
AerSale Corp.	USFF -0.970%	Weekly	MS	01/10/28	(1,054)	(15,681)	(15,494)	81
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(6,458)	(600,749)	(602,402)	(7,685)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(11,652)	$(572,982)	$(566,637)	$1,244
Armstrong World Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(830)	(60,542)	(60,972)	(847)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,458)	(678,299)	(674,725)	(1,125)
AZEK Co., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(8,789)	(391,376)	(266,219)	134,487
AZZ, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,904)	(123,214)	(126,208)	(5,247)
Ballard Power Systems, Inc. (Canada)	USFF -1.411%	Weekly	MS	01/05/26	(158,304)	(1,724,693)	(690,205)	1,022,537
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(9,267)	(138,079)	(151,515)	(14,391)
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,235)	(218,709)	(231,529)	(20,619)
Cadre Holdings, Inc.	USFF -1.120%	Weekly	MS	07/08/27	(6,102)	(157,672)	(133,024)	22,070
Carlisle Cos., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,071)	(979,140)	(1,044,334)	(71,978)
ChargePoint Holdings, Inc.	USFF -13.620%	Weekly	MS	01/10/28	(77,584)	(711,486)	(681,963)	24,594
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,936)	(409,523)	(469,143)	(62,456)
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,058)	(147,915)	(124,308)	21,780
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/25	(19,685)	(601,745)	(617,912)	(21,381)
Cummins, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,487)	(1,529,779)	(1,590,353)	(70,990)
Douglas Dynamics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,973)	(57,276)	(58,953)	(2,490)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,923)	(189,225)	(218,549)	(30,633)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,179)	(121,369)	(144,753)	(25,907)
EnerSys	USFF -0.250%	Weekly	MS	07/06/26	(1,252)	(103,779)	(135,867)	(41,898)
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(737)	(74,011)	(76,375)	(2,875)
Flowserve Corp.	USFF -0.250%	Weekly	MS	01/07/27	(32,265)	(1,126,601)	(1,198,645)	(109,153)
Fluor Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,208)	(230,774)	(242,957)	(15,190)
FuelCell Energy, Inc.	USFF -0.947%	Weekly	MS	01/10/28	(75,047)	(208,768)	(162,102)	45,813
GATX Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,155)	(131,660)	(148,695)	(19,506)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,677)	(2,055,392)	(2,636,171)	(595,023)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,153)	(160,622)	(135,467)	26,070
GrafTech International Ltd.	USFF -0.250%	Weekly	MS	07/08/27	(110,749)	(577,671)	(558,175)	13,753
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,637)	(370,285)	(383,360)	(16,796)
Hayward Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(83,764)	(1,010,962)	(1,076,367)	(72,410)
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,052)	(317,975)	(333,887)	(18,347)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(17,099)	$(1,905,456)	$(2,339,998)	$(483,157)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(21,614)	(1,023,038)	(1,108,366)	(106,086)
Hyster-Yale Materials Handling, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13)	(726)	(726)	(2)
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(67,871)	(1,313,887)	(1,190,457)	111,613
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(10,369)	(1,065,360)	(1,257,760)	(203,219)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(60,126)	(1,097,724)	(862,207)	226,960
Lennox International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,873)	(576,641)	(610,729)	(40,690)
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(887)	(153,259)	(176,185)	(28,062)
Masonite International Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(5,030)	(456,187)	(515,273)	(62,443)
MasTec, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,820)	(853,341)	(1,040,495)	(202,589)
MDU Resources Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(18,575)	(377,009)	(388,960)	(17,959)
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(32,325)	(1,991,185)	(1,118,122)	859,264
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,701)	(467,211)	(509,729)	(46,016)
MRC Global, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(43,974)	(451,261)	(442,818)	5,317
Mueller Water Products, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(75,433)	(897,443)	(1,224,278)	(351,189)
Nordson Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,355)	(950,507)	(1,080,824)	(139,687)
NOW, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,450)	(219,632)	(201,502)	16,610
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/10/28	(11,231)	(854,410)	(972,492)	(128,591)
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	01/10/28	(458)	(177,229)	(178,638)	(2,593)
Parsons Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,243)	(288,726)	(300,538)	(14,574)
PGT Innovations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,941)	(188,623)	(231,480)	(44,324)
Plug Power, Inc.	USFF -2.120%	Weekly	MS	01/10/28	(70,935)	(913,977)	(737,015)	170,630
Primoris Services Corp.	USFF -0.250%	Weekly	MS	07/06/26	(33,705)	(870,364)	(1,026,991)	(177,379)
Raytheon Technologies Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,412)	(344,402)	(334,240)	8,194
Regal Rexnord Corp.	USFF -0.250%	Weekly	MS	01/10/28	(13,245)	(1,917,082)	(2,038,405)	(138,940)
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(12,909)	(274,550)	(227,973)	45,107
Rocket Lab USA, Inc.	USFF -0.570%	Weekly	MS	01/10/28	(22,934)	(92,667)	(137,604)	(51,968)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(296)	(97,107)	(97,517)	(1,136)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(9,385)	(502,513)	(570,045)	(74,321)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Simpson Manufacturing Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,367)	$(170,652)	$(189,329)	$(19,857)
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,476)	(990,868)	(1,083,823)	(99,820)
Stanley Black & Decker, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(91)	(16,017)	(8,528)	7,176
Stem, Inc.	USFF -2.120%	Weekly	MS	01/10/28	(36,115)	(194,878)	(206,578)	(14,293)
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(39,374)	(814,692)	(703,220)	105,829
Tennant Co.	USFF -0.250%	Weekly	MS	01/07/27	(2,059)	(133,153)	(167,005)	(38,600)
Timken Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,441)	(128,642)	(131,895)	(4,142)
Titan Machinery, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(14,072)	(429,674)	(415,124)	11,574
Trex Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(51,312)	(2,658,706)	(3,364,015)	(765,131)
United Rentals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,149)	(904,253)	(957,100)	(59,112)
Vicor Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,008)	(449,634)	(432,432)	10,758
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(15,812)	(2,361,585)	(2,831,297)	(490,526)
Woodward, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,794)	(709,387)	(807,875)	(113,086)
Xometry, Inc., Class A	USFF -0.570%	Weekly	MS	07/08/27	(17,284)	(512,274)	(366,075)	138,133
Zurn Elkay Water Solutions Corp.	USFF -0.250%	Weekly	MS	01/10/28	(21,049)	(494,991)	(566,008)	(82,008)
					(1,570,592)	(48,548,923)	(50,192,629)	(2,235,389)
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(26,307)	(1,194,957)	(1,121,994)	49,652
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(52,916)	(477,035)	(488,944)	(15,778)
Booz Allen Hamilton Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,775)	(190,016)	(198,090)	(9,388)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,371)	(198,428)	(214,457)	(19,413)
Conduent, Inc.	USFF -0.253%	Weekly	MS	01/10/28	(15,883)	(50,938)	(54,002)	(3,415)
CSG Systems International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,035)	(534,024)	(476,506)	45,832
Deluxe Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,404)	(53,290)	(59,502)	(6,917)
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(32,152)	(943,881)	(870,033)	67,093
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,968)	(1,089,511)	(1,168,970)	(96,959)
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,865)	(360,928)	(360,682)	(3,533)
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,734)	(1,784,402)	(1,851,407)	(79,925)
HNI Corp.	USFF -0.250%	Weekly	MS	07/08/27	(505)	(19,545)	(14,231)	5,255
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,035)	(409,910)	(427,522)	(20,451)
ICF International, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,459)	(472,400)	(554,655)	(88,709)
Jacobs Solutions, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,164)	(156,414)	(138,388)	16,072
KBR, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,789)	(602,427)	(701,932)	(112,995)
Kforce, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,494)	(264,089)	(281,594)	(20,738)
Leidos Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,613)	(1,374,966)	(1,469,918)	(108,365)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Li-Cycle Holdings Corp. (Canada)	USFF -5.520%	Weekly	MS	01/10/28	(15,479)	$(77,388)	$(85,908)	$(9,054)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,240)	(51,720)	(18,327)	31,479
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,598)	(189,064)	(193,668)	(7,377)
MSA Safety, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,474)	(379,334)	(430,377)	(53,748)
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(159)	(17,448)	(17,612)	(283)
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(98)	(2,275)	(2,320)	(58)
Planet Labs PBC	USFF -0.264%	Weekly	MS	01/10/28	(583)	(1,799)	(1,877)	(88)
RB Global, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(68,219)	(3,728,281)	(4,093,140)	(399,456)
TaskUS, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,320)	(32,999)	(14,942)	17,830
TELUS International CDA, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(1,260)	(20,307)	(19,127)	1,043
UniFirst Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,010)	(571,119)	(466,580)	96,373
Upwork, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(22,205)	(841,055)	(207,395)	628,370
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(515)	(88,512)	(89,311)	(1,867)
					(326,629)	(16,178,462)	(16,093,411)	(99,518)
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(28,273)	(2,548,721)	(1,987,592)	516,197
Arko Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,668)	(20,321)	(21,211)	(1,039)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,747)	(568,866)	(660,434)	(95,508)
AutoNation, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(299)	(48,909)	(49,218)	(646)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,513)	(803,593)	(805,656)	(9,063)
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(31,252)	(792,347)	(747,860)	33,363
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(3,985)	(531,122)	(414,281)	113,916
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(24,669)	(987,591)	(668,777)	302,776
Franchise Group, Inc.	USFF -3.520%	Weekly	MS	01/07/27	(3,803)	(156,451)	(108,918)	37,232
Leslie's, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(66,594)	(879,304)	(625,318)	247,895
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,301)	(364,944)	(395,647)	(34,059)
Macy's, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(60,052)	(926,283)	(963,835)	(76,586)
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,667)	(482,879)	(569,345)	(89,810)
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(25,997)	(854,758)	(631,467)	211,398
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,786)	(561,873)	(630,861)	(74,239)
Petco Health & Wellness Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(40,988)	(836,973)	(364,793)	481,058
RH	USFF -0.250%	Weekly	MS	01/10/28	(3,909)	(1,017,053)	(1,288,367)	(291,011)
Shoe Carnival, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,014)	(23,086)	(23,809)	(880)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Signet Jewelers Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(329)	$(21,323)	$(21,471)	$(1,415)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/10/28	(5,927)	(1,452,229)	(1,310,460)	141,713
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	01/05/26	(25,202)	(1,062,357)	(439,271)	617,268
					(358,975)	(14,940,983)	(12,728,591)	2,028,560
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	07/08/27	(19,137)	(937,644)	(1,046,411)	(127,226)
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(2,254)	(166,379)	(190,688)	(26,958)
Columbia Sportswear Co.	USFF -0.250%	Weekly	MS	07/08/27	(3,544)	(318,637)	(273,739)	43,449
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(55,233)	(513,863)	(456,777)	50,888
G-III Apparel Group Ltd.	USFF -0.250%	Weekly	MS	07/08/27	(8,938)	(152,688)	(172,235)	(23,198)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(26,598)	(786,755)	(857,520)	(77,593)
GoPro, Inc., Class A	USFF -0.258%	Weekly	MS	01/10/28	(1,038)	(4,341)	(4,297)	16
Hanesbrands, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(61,230)	(807,147)	(277,984)	521,569
Helen of Troy Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/05/26	(2,950)	(680,314)	(318,659)	356,942
Kontoor Brands, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,200)	(670,359)	(682,020)	(18,756)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/10/28	(156,343)	(2,309,219)	(2,256,029)	29,373
LGI Homes, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,104)	(226,207)	(283,809)	(61,096)
Mattel, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(28,993)	(636,313)	(566,523)	65,526
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,247)	(1,098,044)	(1,160,241)	(69,804)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(42,027)	(574,592)	(365,635)	188,698
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,367)	(373,765)	(331,380)	40,166
Sonos, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(25,966)	(400,870)	(424,025)	(25,931)
TopBuild Corp.	USFF -0.250%	Weekly	MS	01/10/28	(203)	(53,222)	(54,002)	(1,147)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(147,291)	(3,193,557)	(2,923,726)	247,699
Under Armour, Inc., Class C	USFF -0.250%	Weekly	MS	01/10/28	(38,334)	(317,076)	(257,221)	57,725
VF Corp.	USFF -0.250%	Weekly	MS	07/08/27	(33,492)	(1,031,854)	(639,362)	357,113
Whirlpool Corp.	USFF -0.250%	Weekly	MS	01/10/28	(15,984)	(2,188,630)	(2,378,259)	(238,698)
Wolverine World Wide, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(41,097)	(992,129)	(603,715)	360,017
YETI Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(384)	(37,063)	(14,915)	38,325
					(743,954)	(18,470,668)	(16,539,172)	1,687,099
Consumer Services
Accel Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,056)	(10,881)	(11,151)	(343)
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(36,616)	(4,510,083)	(4,692,707)	(213,881)
Aramark	USFF -0.250%	Weekly	MS	01/10/28	(40,391)	(1,544,617)	(1,738,833)	(207,951)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Bally's Corp.	USFF -0.250%	Weekly	MS	01/05/26	(23,984)	$(866,592)	$(373,191)	$487,411
Chegg, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(56,365)	(927,629)	(500,521)	420,860
Choice Hotels International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,549)	(584,386)	(534,598)	48,525
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,969)	(1,280,085)	(1,526,556)	(261,282)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(12,790)	(175,318)	(166,526)	6,168
Cracker Barrel Old Country Store, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,147)	(468,713)	(386,417)	69,166
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,569)	(264,088)	(292,715)	(39,484)
European Wax Center, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(990)	(18,280)	(18,444)	(288)
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(20,999)	(2,072,197)	(2,297,081)	(265,231)
Golden Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,519)	(194,661)	(188,894)	4,420
International Game Technology PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(13,521)	(421,156)	(431,185)	(12,945)
Krispy Kreme, Inc.	USFF -0.770%	Weekly	MS	07/08/27	(29,529)	(429,423)	(434,962)	(10,536)
Mister Car Wash, Inc.	USFF -0.620%	Weekly	MS	01/07/27	(43,308)	(501,119)	(417,922)	79,727
Papa John's International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,830)	(308,430)	(282,769)	23,152
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(25,906)	(540,277)	(583,662)	(47,128)
RCI Hospitality Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(486)	(36,873)	(36,931)	(319)
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(43,667)	(1,889,756)	(2,042,742)	(200,820)
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(1,761)	(122,756)	(136,513)	(21,313)
Service Corp International	USFF -0.250%	Weekly	MS	01/10/28	(10,172)	(712,555)	(657,009)	49,267
Target Hospitality Corp.	USFF -1.920%	Weekly	MS	07/08/27	(13,018)	(184,159)	(174,702)	8,322
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,554)	(177,034)	(174,483)	817
Vail Resorts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,439)	(358,980)	(362,283)	(8,753)
					(412,135)	(18,600,048)	(18,462,797)	(92,439)
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(15,904)	(332,285)	(347,025)	(20,486)
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,602)	(824,043)	(878,456)	(60,121)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(21,258)	(705,992)	(760,186)	(59,181)
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(14,073)	(2,356,676)	(2,389,314)	(48,970)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,877)	$(155,315)	$(155,134)	$(931)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(26,314)	(806,019)	(592,328)	193,369
Target Corp.	USFF -0.250%	Weekly	MS	01/10/28	(9,344)	(1,344,046)	(1,232,474)	111,526
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(25,735)	(1,029,926)	(503,119)	519,671
					(118,107)	(7,554,302)	(6,858,036)	634,877
Energy
Antero Midstream Corp.	USFF -0.250%	Weekly	MS	01/10/28	(17,841)	(192,822)	(206,956)	(21,438)
Baytex Energy Corp. (Canada)	USFF -1.820%	Weekly	MS	07/08/27	(163,970)	(516,505)	(534,542)	(21,808)
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(320)	(8,847)	(9,194)	(405)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(30,935)	(1,147,261)	(1,309,169)	(171,284)
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(12,563)	(361,809)	(393,599)	(37,464)
Cenovus Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(149,903)	(2,423,001)	(2,545,353)	(161,890)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(9,963)	(1,558,925)	(1,532,309)	(72,148)
CNX Resources Corp.	USFF -0.250%	Weekly	MS	01/10/28	(18,706)	(289,937)	(331,470)	(44,186)
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(82,813)	(827,865)	(960,631)	(147,002)
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(27,068)	(793,700)	(629,331)	158,144
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,126)	(505,981)	(505,968)	(11,009)
Denison Mines Corp. (Canada)	USFF -0.870%	Weekly	MS	01/10/28	(139,669)	(142,650)	(174,586)	(32,922)
Diamond Offshore Drilling, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(45,696)	(499,621)	(650,711)	(163,228)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,720)	(3,041,984)	(2,853,139)	127,803
Dril-Quip, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,931)	(69,316)	(68,204)	634
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(56,276)	(2,716,458)	(2,789,601)	(137,229)
Earthstone Energy, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(85,939)	(1,237,831)	(1,228,068)	207
Energy Fuels, Inc. (Canada)	USFF -1.220%	Weekly	MS	01/10/28	(22,928)	(122,244)	(143,071)	(21,671)
HighPeak Energy, Inc.	USFF -11.470%	Weekly	MS	01/10/28	(4,191)	(58,266)	(45,598)	12,267
Kinetik Holdings, Inc.	USFF -0.770%	Weekly	MS	01/07/27	(24,802)	(906,183)	(871,542)	(32,701)
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(8,333)	(190,317)	(174,160)	13,968
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(162,875)	(3,991,026)	(3,749,382)	197,676
New Fortress Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(84,214)	(3,134,577)	(2,255,251)	771,872

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(5,631)	$(220,874)	$(232,617)	$(16,113)
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(17,242)	(533,358)	(591,745)	(82,096)
NOV, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(174,913)	(2,718,254)	(2,805,605)	(114,284)
PDC Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(25,163)	(1,665,862)	(1,790,096)	(146,679)
Permian Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(58,307)	(609,795)	(639,045)	(40,037)
ProFrac Holding Corp., Class A	USFF -0.970%	Weekly	MS	07/08/27	(16,629)	(326,021)	(185,580)	138,144
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(64,750)	(510,766)	(533,540)	(27,069)
Select Water Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(37,679)	(274,444)	(305,200)	(34,594)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(25,909)	(252,480)	(241,731)	(540)
SilverBow Resources, Inc.	USFF -0.820%	Weekly	MS	07/08/27	(13,622)	(567,263)	(396,673)	166,661
Suncor Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(15,546)	(450,465)	(455,809)	(20,794)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(105,379)	(1,402,403)	(1,461,607)	(68,922)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,999)	(584,897)	(608,724)	(36,986)
TC Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(5,972)	(336,211)	(241,329)	77,984
Tellurian, Inc.	USFF -1.215%	Weekly	MS	07/06/26	(170,003)	(615,544)	(239,704)	371,576
Vermilion Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(44,657)	(533,730)	(555,980)	(29,277)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(54,647)	(1,681,640)	(1,783,132)	(165,506)
World Kinect Corp.	USFF -0.250%	Weekly	MS	01/07/27	(34,595)	(888,300)	(715,425)	149,559
					(2,073,425)	(38,909,433)	(37,745,377)	327,213
Financial Services
WisdomTree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(22,210)	(134,064)	(152,361)	(22,747)
Food, Beverage & Tobacco
B&G Foods, Inc.	USFF -1.470%	Weekly	MS	01/05/26	(11,011)	(363,493)	(153,273)	175,293
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(41,920)	(3,059,249)	(2,674,077)	363,970
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(71,997)	(1,806,602)	(1,791,285)	(4,908)
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(81,108)	(1,537,940)	(1,014,661)	512,621
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	01/07/27	(4,412)	(646,129)	(698,684)	(71,546)
MGP Ingredients, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(143)	(14,978)	(15,198)	(322)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,642)	(83,301)	(68,381)	14,345
National Beverage Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,052)	(106,928)	(99,214)	7,033

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Philip Morris International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,147)	$(1,070,990)	$(1,088,170)	$(28,617)
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	01/10/28	(13,824)	(308,451)	(297,078)	9,238
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,113)	(622,929)	(616,341)	2,057
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	07/06/26	(10,274)	(406,795)	(375,926)	29,998
SunOpta, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(1,610)	(10,484)	(10,771)	(357)
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(78,517)	(3,921,608)	(4,007,508)	(141,206)
Universal Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,123)	(460,568)	(405,663)	24,837
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(40,300)	(817,535)	(659,308)	138,888
					(389,193)	(15,237,980)	(13,975,538)	1,031,324
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,920)	(790,765)	(869,669)	(84,382)
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(22,437)	(570,973)	(273,058)	295,571
Agiliti, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(14,861)	(268,140)	(245,206)	21,077
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,209)	(160,548)	(159,684)	(247)
Alcon, Inc. (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(4,443)	(355,905)	(364,815)	(13,061)
Align Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,313)	(1,116,014)	(1,171,609)	(63,328)
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(7,187)	(108,303)	(129,222)	(27,767)
Amedisys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,442)	(680,945)	(680,496)	(4,452)
Bausch + Lomb Corp. (Canada)	USFF -5.020%	Weekly	MS	01/10/28	(1,794)	(35,143)	(36,006)	(1,103)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(4,883)	(1,771,772)	(1,872,289)	(112,792)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,347)	(463,812)	(454,107)	5,206
DocGo, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,129)	(83,051)	(85,539)	(3,060)
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(10,453)	(375,543)	(355,611)	17,331
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	01/10/28	(21,785)	(796,219)	(737,204)	53,448
Glaukos Corp.	USFF -0.250%	Weekly	MS	07/08/27	(8,182)	(377,960)	(582,640)	(211,418)
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,213)	(240,284)	(191,302)	47,319
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,666)	(1,691,147)	(1,757,113)	(77,685)
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,373)	(1,121,128)	(1,135,605)	(24,421)
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,811)	(339,125)	(221,572)	115,206
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/07/27	(9,833)	(800,102)	(871,302)	(76,953)
Laboratory Corp. of America Holdings	USFF -0.250%	Weekly	MS	01/10/28	(8,600)	(1,981,918)	(2,075,438)	(110,256)
LivaNova PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(3,245)	(158,739)	(166,890)	(9,249)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Masimo Corp.	USFF -0.250%	Weekly	MS	07/08/27	(8,016)	$(1,273,924)	$(1,319,033)	$(53,936)
Multiplan Corp.	USFF -0.853%	Weekly	MS	01/10/28	(18,382)	(27,192)	(38,786)	(11,780)
Neogen Corp.	USFF -0.250%	Weekly	MS	07/08/27	(35,078)	(616,970)	(762,946)	(156,236)
Nevro Corp.	USFF -0.250%	Weekly	MS	07/06/26	(14,861)	(505,096)	(377,767)	123,831
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(8,796)	(647,115)	(365,034)	277,599
NuVasive, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(22,791)	(947,097)	(947,878)	(7,698)
Omnicell, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(19,053)	(2,020,690)	(1,403,634)	603,506
OrthoPediatrics Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,871)	(83,797)	(82,043)	1,177
Outset Medical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(11,387)	(416,190)	(249,034)	162,948
Owens & Minor, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(23,248)	(769,106)	(442,642)	329,884
Pediatrix Medical Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(16,076)	(361,337)	(228,440)	134,680
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	01/10/28	(14,007)	(455,111)	(495,147)	(43,188)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(27,390)	(3,815,277)	(3,849,938)	(69,143)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(30,013)	(2,602,951)	(2,486,877)	97,881
RadNet, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(21,977)	(462,888)	(716,890)	(263,778)
ResMed, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,174)	(280,267)	(256,519)	19,807
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(14,391)	(858,805)	(718,399)	141,415
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	01/07/27	(33,353)	(897,189)	(1,062,627)	(187,596)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(11,650)	(703,006)	(612,440)	85,696
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/08/27	(1,519)	(300,610)	(341,745)	(50,283)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(8,704)	(466,959)	(391,593)	72,296
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(40,280)	(1,744,802)	(988,471)	744,240
Treace Medical Concepts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,004)	(128,449)	(128,002)	(441)
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,033)	(514,036)	(610,956)	(107,546)
Veeva Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,082)	(998,979)	(1,004,864)	(22,248)
					(603,262)	(36,185,379)	(34,318,082)	1,556,071
Household & Personal Products
Beauty Health Co. (The)	USFF -0.250%	Weekly	MS	07/08/27	(32,356)	(364,037)	(270,820)	90,696
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(37,316)	(1,206,023)	(1,365,766)	(171,997)
Central Garden & Pet Co., Class A	USFF -0.250%	Weekly	MS	07/06/26	(12,578)	(525,040)	(458,594)	62,663
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(373)	(37,237)	(37,386)	(595)
Coty, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(11,142)	(135,853)	(136,935)	(2,451)
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/07/27	(15,526)	(653,645)	(641,379)	470

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products — (continued)
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,549)	$(172,685)	$(209,471)	$(45,692)
Olaplex Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(681)	(2,530)	(2,533)	(18)
Reynolds Consumer Products, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(12,721)	(391,582)	(359,368)	17,492
WD-40 Co.	USFF -0.250%	Weekly	MS	01/07/27	(3,918)	(747,127)	(739,131)	(2,911)
					(128,160)	(4,235,759)	(4,221,383)	(52,343)
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(3,798)	(237,867)	(189,824)	41,945
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,601)	(740,759)	(779,078)	(48,002)
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,027)	(1,727,122)	(1,790,743)	(106,937)
Alcoa Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,911)	(354,344)	(302,350)	62,637
Algoma Steel Group, Inc. (Canada)	USFF -2.320%	Weekly	MS	01/10/28	(50,601)	(400,849)	(359,267)	37,850
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(28,236)	(2,704,208)	(2,453,991)	218,961
ATI, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,093)	(87,521)	(92,573)	(5,656)
Avery Dennison Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,767)	(646,130)	(647,171)	(8,885)
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/06/26	(6,520)	(217,114)	(213,921)	1,351
Balchem Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,226)	(581,140)	(569,707)	4,625
Barrick Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(9,376)	(188,661)	(158,736)	45,834
Cabot Corp.	USFF -0.250%	Weekly	MS	07/08/27	(9,322)	(696,148)	(623,549)	57,660
Celanese Corp.	USFF -0.250%	Weekly	MS	01/10/28	(31,071)	(3,336,114)	(3,598,022)	(303,980)
Chase Corp.	USFF -0.250%	Weekly	MS	01/10/28	(22)	(2,665)	(2,667)	(18)
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(20,289)	(309,609)	(340,044)	(35,663)
Coeur Mining, Inc.	USFF -0.262%	Weekly	MS	07/06/26	(624,120)	(3,003,023)	(1,772,501)	1,209,711
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(54,475)	(3,327,668)	(3,121,417)	168,889
Crown Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,177)	(527,691)	(536,596)	(15,225)
Equinox Gold Corp. (Canada)	USFF -0.257%	Weekly	MS	07/23/25	(213,662)	(1,704,413)	(978,572)	714,030
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(94,305)	(644,982)	(532,823)	107,162
FMC Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,273)	(887,547)	(863,205)	13,207
Haynes International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(122)	(6,029)	(6,200)	(210)
Hecla Mining Co.	USFF -0.250%	Weekly	MS	07/08/27	(163,335)	(862,895)	(841,175)	14,105
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(9,948)	(711,878)	(578,576)	128,371
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,906)	(197,829)	(208,186)	(12,721)
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,017)	(25,684)	(26,338)	(1,165)
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,735)	(470,406)	(579,970)	(115,227)
MAG Silver Corp. (Canada)	USFF -0.570%	Weekly	MS	01/10/28	(147)	(1,601)	(1,638)	(45)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Mativ Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(20,812)	$(528,899)	$(314,677)	$182,863
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(21,973)	(899,156)	(909,023)	(24,658)
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/10/28	(41,191)	(895,803)	(942,450)	(54,257)
Novagold Resources, Inc. (Canada)	USFF -0.273%	Weekly	MS	01/10/28	(7,860)	(36,998)	(31,361)	5,383
Pan American Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(107,029)	(1,652,835)	(1,560,483)	75,403
RPM International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(493)	(44,078)	(44,237)	(462)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(158,885)	(854,171)	(813,491)	33,892
Schnitzer Steel Industries, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(13,343)	(577,042)	(400,157)	162,878
Seabridge Gold, Inc. (Canada)	USFF -0.570%	Weekly	MS	01/10/28	(5,945)	(77,366)	(71,637)	5,195
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(10,814)	(790,100)	(769,200)	7,636
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(10,559)	(2,539,426)	(2,803,626)	(285,569)
Sigma Lithium Corp. (Canada)	USFF -8.470%	Weekly	MS	01/10/28	(3,239)	(122,534)	(130,532)	(8,845)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/07/27	(5,746)	(361,655)	(339,129)	6,120
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(71,887)	(1,064,470)	(1,019,358)	31,596
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(5,585)	(624,851)	(533,703)	77,364
Summit Materials, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(10,893)	(340,635)	(412,300)	(74,099)
TimkenSteel Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,739)	(34,099)	(37,510)	(3,645)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/10/28	(112)	(3,016)	(3,079)	(81)
Trinseo PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(4,493)	(155,213)	(56,926)	94,837
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(43,622)	(524,588)	(554,436)	(35,053)
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/10/28	(163,472)	(3,566,195)	(4,088,435)	(549,231)
West Fraser Timber Co., Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(521)	(41,933)	(44,796)	(3,217)
Westrock Co.	USFF -0.250%	Weekly	MS	01/10/28	(77,448)	(2,316,693)	(2,251,413)	32,893
Worthington Industries, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,654)	(154,933)	(184,373)	(37,946)
					(2,167,397)	(42,808,586)	(40,485,172)	1,811,601
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(236,766)	(1,058,894)	(715,033)	336,454
AMC Networks, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(4,343)	(154,941)	(51,899)	105,415
Angi, Inc.	USFF -0.770%	Weekly	MS	07/23/25	(104,230)	(1,375,611)	(343,959)	1,026,778
Cargurus, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(23,076)	(970,523)	(522,210)	461,043

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Cars.com, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,464)	$(46,833)	$(48,836)	$(2,325)
DISH Network Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(156,265)	(3,023,850)	(1,029,786)	1,973,108
Endeavor Group Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(7,858)	(186,001)	(187,963)	(3,249)
Gray Television, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,380)	(33,188)	(10,874)	21,631
IAC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,150)	(364,850)	(197,820)	202,398
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(43,366)	(603,497)	(362,106)	241,715
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,018)	(859,953)	(1,094,960)	(249,798)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(43,682)	(430,857)	(596,259)	(173,579)
Match Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(30,892)	(1,304,470)	(1,292,830)	(5,802)
New York Times Co. (The), Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,895)	(113,232)	(114,005)	(1,500)
Paramount Global, Class B	USFF -0.670%	Weekly	MS	01/10/28	(41,051)	(623,566)	(653,121)	(35,927)
Pinterest, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(36,001)	(923,121)	(984,267)	(83,979)
Roku, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(21,220)	(1,725,009)	(1,357,231)	330,309
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/08/27	(8,949)	(340,598)	(348,027)	(12,411)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(51,534)	(1,409,494)	(610,163)	766,274
Sphere Entertainment Co.	USFF -0.250%	Weekly	MS	01/05/26	(17,376)	(508,475)	(475,929)	29,025
WideOpenWest, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(17,501)	(297,579)	(147,708)	147,811
World Wrestling Entertainment, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(6,936)	(658,283)	(752,348)	(99,762)
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(83)	(5,851)	(5,815)	(2)
					(873,036)	(17,018,676)	(11,903,149)	4,973,627
Pharmaceuticals, Biotechnology & Life Sciences
Akero Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,453)	(162,782)	(161,221)	389
Amylyx Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(18,992)	(637,510)	(409,657)	223,436
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,019)	(134,863)	(143,318)	(11,202)
Avid Bioservices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(15,865)	(385,606)	(221,634)	161,302
Avidity Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,388)	(50,962)	(48,663)	1,948
Azenta, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(40,256)	(1,767,930)	(1,879,150)	(123,471)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(109,321)	$(789,174)	$(874,568)	$(90,861)
Biomea Fusion, Inc.	USFF -4.570%	Weekly	MS	01/10/28	(1,037)	(22,990)	(22,762)	71
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,051)	(668,509)	(657,203)	6,699
Catalent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(48,057)	(3,561,626)	(2,083,752)	1,453,191
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(46)	(841)	(829)	9
Cronos Group, Inc. (Canada)	USFF -1.270%	Weekly	MS	01/10/28	(650)	(1,231)	(1,280)	(55)
CryoPort, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,373)	(120,478)	(109,934)	9,712
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(52,755)	(566,533)	(450,528)	112,081
Deciphera Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(278)	(3,898)	(3,914)	(40)
Dynavax Technologies Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,532)	(32,745)	(32,713)	(193)
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(317,636)	(3,038,974)	(3,195,418)	(177,505)
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/10/28	(2,471)	(1,134,292)	(1,158,850)	(60,452)
EQRx, Inc.	USFF -1.270%	Weekly	MS	01/10/28	(12,531)	(21,872)	(23,308)	(1,584)
Exelixis, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(34,162)	(665,734)	(652,836)	8,619
Geron Corp.	USFF -0.250%	Weekly	MS	01/10/28	(41,202)	(103,278)	(132,258)	(31,013)
Immatics NV (Netherlands)	USFF -1.020%	Weekly	MS	01/10/28	(3,339)	(35,113)	(38,532)	(3,660)
Insmed, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,599)	(255,741)	(286,939)	(32,967)
Intra-Cellular Therapies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,221)	(169,927)	(203,954)	(36,824)
Ionis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,131)	(294,847)	(333,615)	(43,388)
Keros Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,060)	(42,939)	(42,591)	53
Kymera Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,249)	(119,079)	(97,685)	20,571
Madrigal Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,135)	(255,342)	(262,185)	(8,610)
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(2,524)	(560,115)	(324,334)	229,689
Natera, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,379)	(362,690)	(359,062)	1,117
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(427)	(34,637)	(17,110)	17,290
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(36,311)	(1,410,745)	(1,232,758)	142,031
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(21,037)	(441,502)	(381,190)	57,254

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,966)	$(185,518)	$(176,269)	$8,480
RAPT Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(110)	(2,099)	(2,057)	30
Reata Pharmaceuticals, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(6,213)	(563,500)	(633,477)	(73,880)
Rhythm Pharmaceuticals, Inc.	USFF -0.570%	Weekly	MS	01/10/28	(157)	(2,609)	(2,589)	5
Seagen, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,030)	(1,171,588)	(1,160,534)	2,936
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(39,339)	(752,589)	(741,147)	6,228
SpringWorks Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(50)	(1,304)	(1,311)	(14)
Thermo Fisher Scientific, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,925)	(1,066,220)	(1,004,369)	67,297
Ventyx Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,380)	(453,384)	(438,864)	11,380
Viking Therapeutics, Inc.	USFF -2.570%	Weekly	MS	01/10/28	(4,328)	(68,881)	(70,157)	(1,751)
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,687)	(452,388)	(420,774)	28,482
Xencor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,461)	(382,413)	(311,151)	68,614
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(17,243)	(671,042)	(663,855)	2,538
					(948,376)	(23,628,040)	(21,470,305)	1,943,982
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,131)	(379,246)	(456,659)	(80,039)
Semiconductors & Semiconductor Equipment
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(7,364)	(192,567)	(241,539)	(50,850)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(12,769)	(959,053)	(1,068,382)	(124,295)
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,008)	(29,940)	(29,988)	(253)
Credo Technology Group Holding, Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(24,630)	(222,190)	(427,084)	(224,123)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(16,651)	(555,771)	(569,797)	(17,910)
Ichor Holdings Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(8,596)	(272,111)	(322,350)	(52,193)
Impinj, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,866)	(452,594)	(436,237)	13,222
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(29,224)	(1,009,877)	(977,251)	2,632

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,097)	$(220,733)	$(202,946)	$16,259
MKS Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(17,589)	(1,497,238)	(1,901,371)	(437,547)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,017)	(607,127)	(817,270)	(214,348)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,401)	(619,436)	(700,653)	(87,523)
Semtech Corp.	USFF -0.250%	Weekly	MS	01/10/28	(21,059)	(439,263)	(536,162)	(99,941)
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,783)	(1,786,079)	(2,016,390)	(243,874)
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(5,680)	(570,138)	(670,070)	(106,223)
SMART Global Holdings, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/06/26	(28,151)	(776,692)	(816,660)	(47,574)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,817)	(1,743,703)	(1,872,237)	(140,725)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,348)	(1,432,229)	(1,502,807)	(85,243)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,936)	(215,386)	(266,759)	(53,110)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,105)	(524,780)	(506,147)	14,742
					(249,091)	(14,126,907)	(15,882,100)	(1,938,877)
Software & Services
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(49,011)	(1,318,335)	(1,135,585)	173,745
Agilysys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,498)	(179,588)	(171,463)	6,883
Alarm.com Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(15,514)	(1,006,639)	(801,764)	201,063
Alteryx, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(29,922)	(1,159,178)	(1,358,459)	(207,519)
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(10,230)	(103,097)	(112,530)	(10,145)
Appian Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,803)	(236,622)	(276,223)	(45,690)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(29,562)	(983,778)	(760,630)	218,797
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,423)	(342,229)	(238,509)	101,350
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(13,350)	(563,292)	(723,970)	(169,527)
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(29,489)	(364,653)	(293,416)	67,621
Black Knight, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,244)	(651,894)	(611,874)	36,964
Cerence, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,130)	(196,939)	(208,410)	(12,833)
Clear Secure, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(10,714)	(266,511)	(248,243)	14,282
Cloudflare, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(9,234)	(502,884)	(603,627)	(104,226)
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,240)	(19,083)	(19,617)	(663)
Digital Turbine, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(68,653)	(783,711)	(637,100)	141,182

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Dropbox, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(31,313)	$(713,330)	$(835,118)	$(132,217)
Envestnet, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(23,877)	(1,705,212)	(1,417,100)	277,165
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,798)	(52,229)	(53,631)	(1,762)
Hackett Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(36)	(806)	(805)	(2)
HashiCorp., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(21,626)	(589,232)	(566,169)	18,982
Informatica, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(12,233)	(203,407)	(226,310)	(24,310)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/06/26	(17,839)	(614,792)	(348,217)	265,094
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(56,566)	(1,953,593)	(957,097)	979,969
LiveRamp Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(12,400)	(551,349)	(354,144)	192,874
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(33,478)	(307,025)	(216,268)	88,819
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(14,498)	(584,788)	(602,392)	(27,515)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,274)	(1,645,529)	(1,746,590)	(126,245)
Rapid7, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,856)	(130,726)	(84,040)	45,783
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(743)	(242,344)	(24,318)	520,754
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(41,108)	(635,891)	(620,731)	10,757
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,494)	(430,230)	(438,894)	(11,643)
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,862)	(339,902)	(357,616)	(20,066)
Tenable Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,188)	(733,546)	(835,637)	(107,173)
Thoughtworks Holding, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(118)	(1,779)	(891)	879
Twilio, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,340)	(290,806)	(339,731)	(57,699)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,106)	(411,232)	(460,616)	(52,231)
UiPath, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(12,822)	(207,960)	(212,461)	(5,939)
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,259)	(24,597)	(24,550)	(121)
VMware, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,764)	(364,761)	(397,159)	(35,677)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(9,316)	(81,658)	(79,559)	1,536
Zoom Video Communications, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(7,284)	(507,265)	(494,438)	10,701
					(643,215)	(22,002,422)	(19,895,902)	2,221,997
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(53,149)	(927,907)	(559,659)	351,550

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,691)	$(491,262)	$(522,812)	$(34,952)
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,435)	(251,323)	(232,556)	19,862
Avid Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,227)	(126,391)	(133,288)	(7,771)
Avnet, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(44,311)	(1,912,192)	(2,235,490)	(357,784)
Benchmark Electronics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(14,646)	(363,591)	(378,306)	(24,754)
Ciena Corp.	USFF -0.250%	Weekly	MS	07/08/27	(34,278)	(1,653,866)	(1,456,472)	185,933
Clearfield, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,758)	(451,269)	(414,691)	33,452
Cognex Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,967)	(269,415)	(278,251)	(12,327)
Coherent Corp.	USFF -0.250%	Weekly	MS	07/08/27	(26,837)	(927,754)	(1,368,150)	(473,037)
CommScope Holding Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(69,980)	(1,001,515)	(393,987)	600,588
Dell Technologies, Inc., Class C	USFF -0.250%	Weekly	MS	01/10/28	(33,262)	(1,517,296)	(1,799,807)	(299,168)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(2,770)	(354,103)	(359,768)	(8,117)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(19,049)	(287,993)	(308,022)	(25,231)
Infinera Corp.	USFF -0.767%	Weekly	MS	01/10/28	(41,726)	(211,509)	(201,537)	8,509
Itron, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,760)	(366,808)	(487,396)	(127,086)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,798)	(638,987)	(620,271)	7,715
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(21,926)	(1,277,968)	(1,243,862)	(154,851)
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(3,177)	(500,114)	(584,886)	(89,734)
Plexus Corp.	USFF -0.250%	Weekly	MS	07/06/26	(4,557)	(405,878)	(447,680)	(45,625)
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(35,200)	(1,075,609)	(1,296,064)	(272,876)
Rogers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(4,642)	(1,263,623)	(751,679)	513,391
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,135)	(105,148)	(106,690)	(2,190)
TE Connectivity Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(1,892)	(260,201)	(265,183)	(6,781)
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(12,054)	(197,173)	(167,551)	28,260
Ubiquiti, Inc.	USFF -0.620%	Weekly	MS	01/07/27	(4,827)	(1,237,878)	(848,345)	373,018
Viasat, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(19,407)	(929,564)	(800,733)	123,820
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,792)	(52,321)	(54,293)	(2,332)
Vontier Corp.	USFF -0.250%	Weekly	MS	07/08/27	(17,854)	(388,262)	(575,077)	(200,765)
					(523,107)	(19,446,920)	(18,892,506)	100,717
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,432)	(1,063,691)	(1,105,709)	(64,255)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(67,444)	(1,778,241)	(1,257,156)	508,764
Globalstar, Inc.	USFF -0.852%	Weekly	MS	01/05/26	(199,979)	(332,546)	(215,977)	115,797

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Telecommunication Services — (continued)
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,513)	$(225,761)	$(229,856)	$(5,657)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/23/25	(9,949)	(304,686)	(193,309)	48,800
United States Cellular Corp.	USFF -0.870%	Weekly	MS	01/10/28	(5,379)	(84,318)	(94,832)	(11,095)
					(312,696)	(3,789,243)	(3,096,839)	592,354
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(36,662)	(817,155)	(691,812)	119,682
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,320)	(251,986)	(271,382)	(22,291)
Heartland Express, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(17,275)	(276,230)	(283,483)	(9,903)
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,154)	(260,371)	(230,796)	32,840
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(74,748)	(876,834)	(716,833)	153,926
Matson, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,526)	(232,873)	(274,076)	(44,871)
Saia, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(596)	(174,697)	(204,076)	(30,588)
SkyWest, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,553)	(168,076)	(226,118)	(62,510)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(97,412)	(3,040,952)	(3,527,289)	(544,201)
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,882)	(242,536)	(244,627)	(4,337)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,325)	(120,178)	(127,573)	(8,804)
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(37,082)	(1,723,734)	(1,638,283)	58,943
					(294,535)	(8,185,622)	(8,436,348)	(362,114)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(10,783)	(222,149)	(223,532)	(2,654)
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,876)	(504,210)	(465,812)	23,562
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(17,446)	(1,533,326)	(1,468,953)	44,162
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(940)	(108,844)	(109,360)	(1,267)
Avista Corp.	USFF -0.250%	Weekly	MS	07/06/26	(22,075)	(924,727)	(866,885)	24,384
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(7,523)	(411,721)	(388,412)	20,272
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(37,207)	(1,069,546)	(1,084,584)	(25,843)
Clearway Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/25	(5,710)	(152,438)	(154,170)	(21,572)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,323)	(234,631)	(195,226)	48,712
Edison International	USFF -0.250%	Weekly	MS	07/08/27	(3,524)	(241,179)	(244,742)	(11,787)
Essential Utilities, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,649)	(364,232)	(305,272)	49,485
Eversource Energy	USFF -0.250%	Weekly	MS	01/10/28	(4,972)	(385,754)	(352,614)	24,416

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(23,842)	$(954,421)	$(971,323)	$(23,683)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(44,887)	(1,777,240)	(1,745,207)	7,532
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(7,023)	(329,873)	(302,621)	13,586
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,444)	(474,117)	(455,954)	14,879
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(2,341)	(186,507)	(188,825)	(3,608)
Montauk Renewables, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(145)	(1,093)	(1,079)	9
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,846)	(525,119)	(507,973)	7,554
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(32,595)	(879,000)	(891,473)	(34,737)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	07/23/25	(14,604)	(738,063)	(628,702)	75,574
NorthWestern Corp.	USFF -0.250%	Weekly	MS	01/05/26	(9,969)	(594,876)	(565,840)	(11,509)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(61,142)	(2,068,353)	(2,286,099)	(238,107)
OGE Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(13,205)	(529,555)	(474,192)	37,654
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,022)	(515,676)	(462,550)	34,260
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,485)	(635,123)	(602,243)	27,457
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -1.070%	Weekly	MS	01/10/28	(1,445)	(7,817)	(7,919)	(153)
Sempra Energy	USFF -0.250%	Weekly	MS	01/10/28	(7,824)	(1,164,807)	(1,139,096)	8,954
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/25	(4,120)	(318,319)	(262,238)	44,246
Sunnova Energy International, Inc.	USFF -0.920%	Weekly	MS	01/10/28	(568)	(10,256)	(10,400)	(213)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(24,898)	(2,261,917)	(2,197,000)	35,494
					(403,433)	(20,124,889)	(19,560,296)	167,059

Total Reference Entity — Short						(396,038,256)	(377,569,080)	13,445,689
Net Value of Reference Entity						$(262,310,732)	$(220,136,642)	$45,196,042

*	Includes $3,021,952 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with an end of period unrealized appreciation of $ 45,196,042, which are considered Level 2 as of and for the period ended June 30, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 49.3%
Automobiles & Components — 1.0%
Adient PLC (Ireland)*	104	$ 3,985
BorgWarner, Inc.(a)	752	36,780
Ford Motor Co.(a)	35,099	531,048
General Motors Co.(a)	15,851	611,215
Modine Manufacturing Co.*	770	25,426
Rivian Automotive, Inc., Class A(a)*	16,712	278,422
Visteon Corp.(a)*	1,871	268,694
		1,755,570
Capital Goods — 5.5%
3M Co.(a)	1,993	199,479
A. O. Smith Corp.	932	67,831
Acuity Brands, Inc.	99	16,145
Alamo Group, Inc.	7	1,287
AMETEK, Inc.	182	29,462
API Group Corp.*	337	9,187
Array Technologies, Inc.*	3,876	87,598
Atkore, Inc.*	104	16,218
Barnes Group, Inc.	55	2,320
Blue Bird Corp.*	52	1,169
Boeing Co. (The)*	417	88,054
Boise Cascade Co.	765	69,118
Brookfield Business Corp., Class A (Canada)	4	76
Builders FirstSource, Inc.*	1,394	189,584
Caterpillar, Inc.	784	192,903
Comfort Systems USA, Inc.(a)	1,382	226,924
Crane Co.	900	80,208
Crane NXT Co.	596	33,638
CSW Industrials, Inc.	37	6,149
Curtiss-Wright Corp.	388	71,260
Deere & Co.	442	179,094
Donaldson Co., Inc.	235	14,690
Dover Corp.	172	25,396
DXP Enterprises, Inc.*	40	1,456
Eaton Corp. PLC (Ireland)	396	79,636
EMCOR Group, Inc.	44	8,130
Emerson Electric Co.	692	62,550
Encore Wire Corp.(a)	1,919	356,800
Enerpac Tool Group Corp.	328	8,856
EnPro Industries, Inc.	707	94,406
Fastenal Co.	1,119	66,010
Fortive Corp.	990	74,022
Fortune Brands Innovations, Inc.(a)	4,442	319,602
Gates Industrial Corp. PLC (United Kingdom)*	2,068	27,877
General Dynamics Corp.	750	161,363
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Electric Co.(a)	3,444	$ 378,323
Gibraltar Industries, Inc.*	58	3,649
Griffon Corp.	4,726	190,458
Hillman Solutions Corp.*	6,602	59,484
Honeywell International, Inc.	20	4,150
Howmet Aerospace, Inc.(a)	5,324	263,857
Hubbell, Inc.	75	24,867
Huntington Ingalls Industries, Inc.	167	38,009
Illinois Tool Works, Inc.(a)	886	221,642
Ingersoll Rand, Inc.(a)	1,506	98,432
Johnson Controls International PLC (Ireland)	417	28,414
Kennametal, Inc.	229	6,501
Lindsay Corp.	3	358
Lockheed Martin Corp.(a)	1,112	511,943
Masco Corp.(a)	3,702	212,421
MSC Industrial Direct Co., Inc., Class A	1,603	152,734
Mueller Industries, Inc.(a)	5,737	500,725
MYR Group, Inc.*	489	67,648
NEXTracker, Inc., Class A*	131	5,215
nVent Electric PLC (Ireland)	1,877	96,985
Otis Worldwide Corp.(a)	3,095	275,486
PACCAR, Inc.	79	6,608
Pentair PLC (Ireland)	1,249	80,685
Powell Industries, Inc.	103	6,241
RBC Bearings, Inc.*	656	142,660
REV Group, Inc.	99	1,313
Shoals Technologies Group, Inc., Class A(a)*	13,594	347,463
Simpson Manufacturing Co., Inc.	304	42,104
Snap-on, Inc.	619	178,390
SPX Technologies, Inc.*	794	67,466
Standex International Corp.	100	14,147
Sterling Infrastructure, Inc.*	1,490	83,142
Terex Corp.(a)	3,820	228,551
Textainer Group Holdings Ltd. (Bermuda)	35	1,378
Textron, Inc.(a)	5,826	394,012
Trane Technologies PLC (Ireland)	684	130,822
TransDigm Group, Inc.(a)	346	309,383
UFP Industries, Inc.(a)	2,785	270,284
United Rentals, Inc.(a)	126	56,117
Univar Solutions, Inc.(a)*	8,325	298,368
Valmont Industries, Inc.	604	175,794
Veritiv Corp.(a)	2,305	289,531

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Wabash National Corp.	6,917	$ 177,352
Watts Water Technologies, Inc., Class A(a)	1,237	227,274
Westinghouse Air Brake Technologies Corp.	217	23,798
WillScot Mobile Mini Holdings Corp.*	708	33,835
WW Grainger, Inc.(a)	771	608,003
Xylem, Inc.	516	58,112
		10,262,632
Commercial & Professional Services — 1.2%
ACV Auctions, Inc., Class A*	197	3,402
Automatic Data Processing, Inc.	497	109,236
Brady Corp., Class A	246	11,702
Broadridge Financial Solutions, Inc.	714	118,260
Ceridian HCM Holding, Inc.*	1,070	71,658
Clarivate PLC (Jersey)*	3,194	30,439
Clean Harbors, Inc.*	255	41,930
Concentrix Corp.	475	38,356
Copart, Inc.(a)*	3,903	355,993
Enviri Corp.*	1,197	11,814
GEO Group, Inc. (The)*	38	272
HireRight Holdings Corp.*	11	124
Insperity, Inc.	1,260	149,890
Korn Ferry	1,146	56,773
Legalzoom.com, Inc.*	3,824	46,194
OPENLANE, Inc.*	1,812	27,579
Paychex, Inc.(a)	1,285	143,753
Republic Services, Inc.	1,223	187,327
Robert Half International, Inc.	841	63,260
Rollins, Inc.(a)	4,268	182,798
Science Applications International Corp.	201	22,608
Steelcase, Inc., Class A	960	7,402
Sterling Check Corp.*	109	1,336
TriNet Group, Inc.*	24	2,279
TTEC Holdings, Inc.	108	3,655
Verisk Analytics, Inc.(a)	1,945	439,628
		2,127,668
Consumer Discretionary Distribution & Retail — 2.0%
Amazon.com, Inc.(a)*	1,640	213,790
Arhaus, Inc.*	614	6,404
AutoZone, Inc.*	13	32,414
Bath & Body Works, Inc.(a)	8,605	322,687
Best Buy Co., Inc.	5	410
Buckle, Inc. (The)	2,055	71,103
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
CarMax, Inc.*	465	$ 38,921
Chico's FAS, Inc.*	1,084	5,799
Dick's Sporting Goods, Inc.	3	397
eBay, Inc.	3,725	166,470
Etsy, Inc.(a)*	1,998	169,051
Five Below, Inc.*	474	93,160
Gap, Inc. (The)	12,660	113,054
Genuine Parts Co.	674	114,061
Group 1 Automotive, Inc.	201	51,878
Home Depot, Inc. (The)	652	202,537
LKQ Corp.(a)	3,317	193,282
Lowe's Cos., Inc.(a)	1,329	299,955
Monro, Inc.	1,012	41,118
Nordstrom, Inc.	1,245	25,485
ODP Corp. (The)*	3,701	173,281
Ollie's Bargain Outlet Holdings, Inc.*	1,834	106,244
O'Reilly Automotive, Inc.*	194	185,328
Pool Corp.	130	48,703
Ross Stores, Inc.(a)	2,853	319,907
Signet Jewelers Ltd. (Bermuda)	338	22,058
Ulta Beauty, Inc.(a)*	294	138,355
Urban Outfitters, Inc.*	3,511	116,319
Valvoline, Inc.	5,709	214,145
Wayfair, Inc., Class A*	1,343	87,308
Williams-Sonoma, Inc.	256	32,036
Winmark Corp.	3	997
		3,606,657
Consumer Durables & Apparel — 1.6%
Beazer Homes USA, Inc.*	40	1,132
Brunswick Corp.	53	4,592
Capri Holdings Ltd. (British Virgin Islands)*	1,072	38,474
Cavco Industries, Inc.*	431	127,145
Crocs, Inc.*	363	40,816
DR Horton, Inc.	1,508	183,509
Ethan Allen Interiors, Inc.	1	28
Garmin Ltd. (Switzerland)	1,691	176,354
GoPro, Inc., Class A*	6,720	27,821
Green Brick Partners, Inc.*	420	23,856
Hasbro, Inc.(a)	2,664	172,547
Installed Building Products, Inc.	127	17,800
La-Z-Boy, Inc.	370	10,597
Leggett & Platt, Inc.	441	13,062
Lululemon Athletica, Inc.(a)*	931	352,383
Malibu Boats, Inc., Class A*	319	18,713
NIKE, Inc., Class B(a)	2,049	226,148

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
NVR, Inc.(a)*	44	$ 279,427
Polaris, Inc.(a)	1,558	188,409
PulteGroup, Inc.(a)	2,839	220,534
Ralph Lauren Corp.	699	86,187
Skyline Champion Corp.*	1,568	102,626
Steven Madden Ltd.	2,979	97,383
Tapestry, Inc.(a)	10,584	452,995
Vista Outdoor, Inc.*	4,572	126,507
		2,989,045
Consumer Services — 1.9%
Adtalem Global Education, Inc.*	31	1,064
Booking Holdings, Inc.(a)*	91	245,730
Boyd Gaming Corp.	178	12,348
Bright Horizons Family Solutions, Inc.*	246	22,743
Brinker International, Inc.*	854	31,256
Caesars Entertainment, Inc.(a)*	6,862	349,756
Darden Restaurants, Inc.	282	47,117
Dine Brands Global, Inc.	25	1,451
Frontdoor, Inc.*	1,329	42,395
Hilton Worldwide Holdings, Inc.	527	76,705
Hyatt Hotels Corp., Class A	926	106,101
Marriott International, Inc., Class A(a)	3,551	652,283
McDonald's Corp.(a)	985	293,934
MGM Resorts International(a)	9,432	414,253
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	1,386	30,173
Royal Caribbean Cruises Ltd. (Liberia)*	4,241	439,961
Six Flags Entertainment Corp.*	3,070	79,759
Starbucks Corp.(a)	1,281	126,896
Stride, Inc.*	77	2,867
Sweetgreen, Inc., Class A*	506	6,487
Wendy's Co. (The)	2,756	59,943
Wingstop, Inc.	305	61,049
Wynn Resorts Ltd.	886	93,570
Yum! Brands, Inc.(a)	2,218	307,304
		3,505,145
Consumer Staples Distribution & Retail — 1.0%
BJ's Wholesale Club Holdings, Inc.*	944	59,482
Costco Wholesale Corp.(a)	530	285,341
Dollar Tree, Inc.*	196	28,126
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	45,368	—
Grocery Outlet Holding Corp.*	104	3,183
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Kroger Co. (The)(a)	5,726	$ 269,122
PriceSmart, Inc.	499	36,956
Sprouts Farmers Market, Inc.*	1,010	37,097
Sysco Corp.	894	66,335
US Foods Holding Corp.(a)*	8,081	355,564
Walgreens Boots Alliance, Inc.	1,874	53,390
Walmart, Inc.(a)	4,694	737,803
Weis Markets, Inc.	33	2,119
		1,934,518
Energy — 3.2%
Baker Hughes Co.(a)	6,707	212,008
Borr Drilling Ltd. (Bermuda)*	658	4,955
Canadian Natural Resources Ltd. (Canada)	703	39,551
ChampionX Corp.	1,417	43,984
Cheniere Energy, Inc.	571	86,998
Chesapeake Energy Corp.	1,046	87,529
Chevron Corp.(a)	2,762	434,601
Civitas Resources, Inc.	527	36,558
ConocoPhillips	921	95,425
CONSOL Energy, Inc.	51	3,458
Coterra Energy, Inc.(a)	10,635	269,066
Crescent Point Energy Corp. (Canada)	6,421	43,213
Denbury, Inc.*	289	24,929
Devon Energy Corp.	1,198	57,911
DHT Holdings, Inc. (Marshall Islands)	31,411	267,936
Dorian LPG Ltd. (Marshall Islands)	2,858	73,308
Enbridge, Inc. (Canada)	1,621	60,220
Enerplus Corp. (Canada)	11,487	166,217
EOG Resources, Inc.(a)	5,139	588,107
EQT Corp.(a)	4,208	173,075
Equitrans Midstream Corp.	7,242	69,234
Expro Group Holdings NV (Netherlands)*	597	10,579
Exxon Mobil Corp.(a)	5,771	618,940
FLEX LNG Ltd. (Bermuda)	410	12,517
Gulfport Energy Corp.*	497	52,220
HF Sinclair Corp.	263	11,732
Kinder Morgan, Inc.(a)	10,335	177,969
Kosmos Energy Ltd.(a)*	9,328	55,875
Liberty Energy, Inc.	2,532	33,853
Marathon Petroleum Corp.	1,202	140,153
Murphy Oil Corp.(a)	5,329	204,101
Nabors Industries Ltd. (Bermuda)*	1,282	119,264

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
NexTier Oilfield Solutions, Inc.*	2,061	$ 18,425
Nordic American Tankers Ltd. (Bermuda)	15,209	55,817
Occidental Petroleum Corp.(a)	4,945	290,766
Oceaneering International, Inc.*	1,429	26,722
ONEOK, Inc.(a)	4,701	290,146
Par Pacific Holdings, Inc.*	2,094	55,721
Pembina Pipeline Corp. (Canada)	1,177	37,005
Phillips 66	561	53,508
Pioneer Natural Resources Co.	311	64,433
RPC, Inc.	5,868	41,956
Southwestern Energy Co.(a)*	3,443	20,692
TechnipFMC PLC (United Kingdom)*	8,492	141,137
Tidewater, Inc.*	2,229	123,576
US Silica Holdings, Inc.*	14,522	176,152
Valaris Ltd. (Bermuda)*	651	40,967
Valero Energy Corp.	224	26,275
W&T Offshore, Inc.*	2,112	8,173
Weatherford International PLC (Ireland)*	2,494	165,652
		5,912,609
Financial Services — 1.1%
Affiliated Managers Group, Inc.	378	56,659
Berkshire Hathaway, Inc., Class B(a)*	2,470	842,270
Cboe Global Markets, Inc.	23	3,174
Franklin Resources, Inc.(a)	10,596	283,019
Intercontinental Exchange, Inc.(a)	2,904	328,384
MarketAxess Holdings, Inc.	202	52,807
Nasdaq, Inc.(a)	2,015	100,448
Open Lending Corp., Class A*	7,886	82,882
T Rowe Price Group, Inc.(a)	3,298	369,442
		2,119,085
Food, Beverage & Tobacco — 1.9%
Altria Group, Inc.(a)	10,104	457,711
Archer-Daniels-Midland Co.	37	2,796
Boston Beer Co., Inc. (The), Class A*	14	4,318
Bunge Ltd. (Bermuda)	386	36,419
Cal-Maine Foods, Inc.	1,346	60,570
Campbell Soup Co.	1,091	49,870
Celsius Holdings, Inc.*	1,358	202,600
Coca-Cola Co. (The)(a)	6,814	410,339
Constellation Brands, Inc., Class A(a)	248	61,040
Dole PLC (Ireland)	327	4,421
Duckhorn Portfolio, Inc. (The)*	2,441	31,660
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
General Mills, Inc.(a)	2,556	$ 196,045
Hershey Co. (The)	464	115,861
Hormel Foods Corp.	1,064	42,794
Ingredion, Inc.	436	46,194
J M Smucker Co. (The)(a)	2,179	321,773
John B Sanfilippo & Son, Inc.	12	1,407
Kellogg Co.	1,684	113,502
Keurig Dr Pepper, Inc.(a)	13,397	418,924
Kraft Heinz Co. (The)	7,151	253,861
Lamb Weston Holdings, Inc.(a)	1,938	222,773
Lancaster Colony Corp.	725	145,790
McCormick & Co., Inc., non-voting shares	164	14,306
Molson Coors Beverage Co., Class B	765	50,368
Mondelez International, Inc., Class A	299	21,809
Monster Beverage Corp.*	1,164	66,860
PepsiCo, Inc.	883	163,549
TreeHouse Foods, Inc.*	85	4,282
		3,521,842
Health Care Equipment & Services — 3.1%
Abbott Laboratories	92	10,030
AmerisourceBergen Corp.	7	1,347
Apollo Medical Holdings, Inc.*	777	24,553
AtriCure, Inc.*	18	888
Axonics, Inc.*	734	37,045
Baxter International, Inc.	1,781	81,142
Boston Scientific Corp.*	8	433
Cardinal Health, Inc.(a)	2,554	241,532
Centene Corp.*	1,029	69,406
Certara, Inc.*	721	13,129
Cigna Group (The)	536	150,402
Cross Country Healthcare, Inc.*	138	3,875
CVS Health Corp.(a)	2,536	175,314
DaVita, Inc.*	609	61,186
Dexcom, Inc.(a)*	1,093	140,461
Edwards Lifesciences Corp.(a)*	2,186	206,205
Elevance Health, Inc.	70	31,100
Embecta Corp.	16	346
Encompass Health Corp.	380	25,730
Enovis Corp.(a)*	3,979	255,133
Fulgent Genetics, Inc.*	4,238	156,933
GE HealthCare Technologies, Inc.(a)	3,398	276,054
GoodRx Holdings, Inc., Class A*	192	1,060
Haemonetics Corp.*	1,053	89,652
HCA Healthcare, Inc.(a)	1,372	416,375

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Hologic, Inc.*	1,449	$ 117,326
Humana, Inc.(a)	681	304,496
IDEXX Laboratories, Inc.(a)*	390	195,870
Inspire Medical Systems, Inc.(a)*	814	264,257
Integra LifeSciences Holdings Corp.*	1,489	61,243
Intuitive Surgical, Inc.*	445	152,163
iRhythm Technologies, Inc.(a)*	339	35,364
Lantheus Holdings, Inc.(a)*	6,721	564,026
McKesson Corp.	101	43,158
Medtronic PLC (Ireland)	2,475	218,047
Molina Healthcare, Inc.(a)*	914	275,333
National HealthCare Corp.	19	1,175
NeoGenomics, Inc.*	3,392	54,509
NextGen Healthcare, Inc.*	766	12,425
Patterson Cos., Inc.	1,080	35,921
Penumbra, Inc.*	53	18,235
Privia Health Group, Inc.*	2,146	56,032
Shockwave Medical, Inc.*	35	9,989
SI-BONE, Inc.*	17	459
Simulations Plus, Inc.	5	217
Stryker Corp.	631	192,512
Teleflex, Inc.	17	4,115
TransMedics Group, Inc.*	444	37,287
UFP Technologies, Inc.*	398	77,152
UnitedHealth Group, Inc.	439	211,001
Varex Imaging Corp.*	4	94
Zimmer Biomet Holdings, Inc.(a)	1,846	268,778
		5,680,515
Household & Personal Products — 1.3%
Clorox Co. (The)	191	30,377
Colgate-Palmolive Co.	478	36,825
elf Beauty, Inc.(a)*	8,299	947,995
Estee Lauder Cos., Inc. (The), Class A	496	97,404
Kimberly-Clark Corp.(a)	3,800	524,628
Procter & Gamble Co. (The)(a)	3,981	604,077
Spectrum Brands Holdings, Inc.	1,340	104,587
		2,345,893
Materials — 3.1%
AdvanSix, Inc.	726	25,396
Alamos Gold, Inc., Class A (Canada)	305	3,636
Alpha Metallurgical Resources, Inc.	987	162,223
Avient Corp.	422	17,260
Ball Corp.	812	47,267
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Bioceres Crop Solutions Corp. (Cayman Islands)*	4	$ 53
CF Industries Holdings, Inc.	1,342	93,162
Commercial Metals Co.	1,784	93,945
Dow, Inc.	1,734	92,353
DuPont de Nemours, Inc.(a)	4,974	355,343
Eastman Chemical Co.	1,486	124,408
Ecolab, Inc.	157	29,310
Fortuna Silver Mines, Inc. (Canada)*	2,553	8,272
Franco-Nevada Corp. (Canada)	1,345	191,797
Freeport-McMoRan, Inc.(a)	3,254	130,160
Graphic Packaging Holding Co.	6,303	151,461
Hawkins, Inc.	41	1,955
HB Fuller Co.	63	4,505
Hudbay Minerals, Inc. (Canada)	5,113	24,542
Huntsman Corp.	1,596	43,124
Innospec, Inc.	265	26,617
International Flavors & Fragrances, Inc.	494	39,318
International Paper Co.(a)	6,769	215,322
Kinross Gold Corp. (Canada)	70,580	336,667
Linde PLC (Ireland)	922	351,356
Lithium Americas Corp. (Canada)*	1,964	39,692
Livent Corp.(a)*	10,291	282,282
LSB Industries, Inc.*	2,099	20,675
Martin Marietta Materials, Inc.(a)	280	129,273
Materion Corp.	215	24,553
Minerals Technologies, Inc.	334	19,268
Mosaic Co. (The)	5,762	201,670
Myers Industries, Inc.	48	933
Newmont Corp.	1,246	53,154
Nucor Corp.(a)	1,868	306,315
Olin Corp.(a)	4,733	243,229
Packaging Corp. of America	769	101,631
Pactiv Evergreen, Inc.	243	1,840
Perimeter Solutions SA (Luxembourg)*	626	3,850
Quaker Chemical Corp.	441	85,951
Scotts Miracle-Gro Co. (The)	1,016	63,693
Sealed Air Corp.	1,065	42,600
Silgan Holdings, Inc.	1,469	68,881
Southern Copper Corp.	411	29,485
Steel Dynamics, Inc.(a)	3,614	393,673
SunCoke Energy, Inc.	113	889
Teck Resources Ltd., Class B (Canada)	2,643	111,270

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Vulcan Materials Co.(a)	1,203	$ 271,204
Warrior Met Coal, Inc.	572	22,279
Westlake Corp.(a)	3,371	402,733
Wheaton Precious Metals Corp. (Canada)	7,384	319,137
		5,809,612
Media & Entertainment — 3.4%
Activision Blizzard, Inc.*	14	1,180
Advantage Solutions, Inc.*	23	54
Alphabet, Inc., Class A(a)*	10,670	1,277,199
Bumble, Inc., Class A*	3,814	63,999
Charter Communications, Inc., Class A*	487	178,909
Cinemark Holdings, Inc.(a)*	14,694	242,451
Comcast Corp., Class A(a)	6,117	254,161
Eventbrite, Inc., Class A*	1,184	11,307
Fox Corp., Class A	119	4,046
Interpublic Group of Cos., Inc. (The)	3,890	150,076
John Wiley & Sons, Inc., Class A	193	6,568
Madison Square Garden Sports Corp.	409	76,912
Meta Platforms, Inc., Class A(a)*	8,306	2,383,656
Netflix, Inc.(a)*	2,029	893,754
News Corp., Class A	5,151	100,445
Omnicom Group, Inc.(a)	1,621	154,238
Shutterstock, Inc.	4,326	210,546
Trade Desk, Inc. (The), Class A(a)*	898	69,344
TripAdvisor, Inc.(a)*	9,049	149,218
Vimeo, Inc.*	5,696	23,468
Walt Disney Co. (The)*	958	85,530
ZipRecruiter, Inc., Class A*	2,648	47,029
		6,384,090
Pharmaceuticals, Biotechnology & Life Sciences — 3.1%
AbCellera Biologics, Inc. (Canada)*	379	2,448
Agilent Technologies, Inc.	58	6,974
Amgen, Inc.	56	12,433
ANI Pharmaceuticals, Inc.*	5	269
Arcturus Therapeutics Holdings, Inc.*	125	3,585
Ardelyx, Inc.*	2,348	7,960
Avantor, Inc.*	1,013	20,807
Biogen, Inc.*	627	178,601
Bristol-Myers Squibb Co.(a)	3,545	226,703
Catalyst Pharmaceuticals, Inc.*	3,739	50,252
Collegium Pharmaceutical, Inc.*	1,017	21,855
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Corcept Therapeutics, Inc.*	245	$ 5,451
Danaher Corp.	434	104,160
Exact Sciences Corp.*	2,196	206,204
Gilead Sciences, Inc.	1,570	121,000
Harmony Biosciences Holdings, Inc.(a)*	6,349	223,421
Illumina, Inc.(a)*	8	1,500
ImmunoGen, Inc.*	229	4,321
Ironwood Pharmaceuticals, Inc.*	6,384	67,926
Jazz Pharmaceuticals PLC (Ireland)*	1,910	236,783
Johnson & Johnson(a)	2,980	493,250
Ligand Pharmaceuticals, Inc.*	598	43,116
Maravai LifeSciences Holdings, Inc., Class A*	4,916	61,106
Merck & Co., Inc.(a)	2,432	280,628
Mettler-Toledo International, Inc.(a)*	323	423,660
Moderna, Inc.(a)*	494	60,021
Organon & Co.	1,092	22,725
Pacific Biosciences of California, Inc.*	9,632	128,106
Pfizer, Inc.(a)	25,201	924,373
Repligen Corp.*	1,038	146,835
Revvity, Inc.(a)	3,959	470,290
Supernus Pharmaceuticals, Inc.*	252	7,575
TG Therapeutics, Inc.(a)*	18,016	447,517
Twist Bioscience Corp.*	645	13,197
United Therapeutics Corp.*	19	4,194
Viatris, Inc.(a)	24,760	247,105
Waters Corp.*	494	131,671
West Pharmaceutical Services, Inc.(a)	463	177,084
Zoetis, Inc.(a)	816	140,523
		5,725,629
Semiconductors & Semiconductor Equipment — 3.6%
Applied Materials, Inc.	745	107,682
Axcelis Technologies, Inc.(a)*	859	157,480
Broadcom, Inc.(a)	407	353,044
Cirrus Logic, Inc.*	588	47,634
Cohu, Inc.*	713	29,632
Diodes, Inc.*	1,559	144,192
Enphase Energy, Inc.*	1,344	225,093
Lam Research Corp.(a)	1,634	1,050,433
Lattice Semiconductor Corp.(a)*	2,494	239,599
MaxLinear, Inc.*	1,796	56,682
Microchip Technology, Inc.(a)	6,148	550,799

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Monolithic Power Systems, Inc.(a)	405	$ 218,793
NVIDIA Corp.	437	184,860
NXP Semiconductors NV (Netherlands)	4,478	916,557
ON Semiconductor Corp.(a)*	9,351	884,418
Onto Innovation, Inc.*	318	37,037
Photronics, Inc.*	1,064	27,441
Qorvo, Inc.(a)*	1,934	197,326
QUALCOMM, Inc.(a)	5,436	647,101
Rambus, Inc.(a)*	1,327	85,154
Skyworks Solutions, Inc.(a)	3,995	442,207
Synaptics, Inc.*	549	46,874
Universal Display Corp.	248	35,744
		6,685,782
Software & Services — 6.3%
Adobe, Inc.(a)*	1,885	921,746
Amdocs Ltd. (Guernsey)	318	31,434
ANSYS, Inc.*	266	87,852
Asana, Inc., Class A*	2,793	61,558
BlackBerry Ltd. (Canada)*	5,373	29,713
Box, Inc., Class A*	328	9,637
Cadence Design Systems, Inc.*	197	46,200
CGI, Inc. (Canada)*	67	7,064
Descartes Systems Group, Inc. (The) (Canada)*	661	52,953
DigitalOcean Holdings, Inc.*	1,047	42,027
Dolby Laboratories, Inc., Class A	286	23,932
DoubleVerify Holdings, Inc.*	530	20,628
DXC Technology Co.(a)*	6,931	185,196
Elastic NV (Netherlands)*	588	37,702
Fair Isaac Corp.*	64	51,789
Fortinet, Inc.(a)*	9,860	745,317
Gartner, Inc.(a)*	817	286,203
Gen Digital, Inc.	9,366	173,739
Guidewire Software, Inc.*	257	19,553
HubSpot, Inc.*	165	87,795
InterDigital, Inc.(a)	4,192	404,738
International Business Machines Corp.(a)	2,636	352,723
Intuit, Inc.(a)	568	260,252
JFrog Ltd. (Israel)*	9	249
Microsoft Corp.(a)	5,350	1,821,889
MongoDB, Inc.(a)*	1,001	411,401
NCR Corp.*	8,187	206,312
New Relic, Inc.(a)*	2,240	146,586
Nutanix, Inc., Class A*	2,606	73,098
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.(a)	6,400	$ 762,176
PagerDuty, Inc.*	2,266	50,940
Palantir Technologies, Inc., Class A(a)*	26,675	408,928
Palo Alto Networks, Inc.(a)*	3,291	840,883
Procore Technologies, Inc.*	440	28,631
Q2 Holdings, Inc.*	939	29,015
Qualys, Inc.*	403	52,055
Roper Technologies, Inc.	47	22,598
Salesforce, Inc.(a)*	3,493	737,931
Samsara, Inc., Class A*	7,467	206,911
ServiceNow, Inc.(a)*	1,987	1,116,634
Splunk, Inc.(a)*	1,605	170,274
Sprinklr, Inc., Class A*	790	10,926
SPS Commerce, Inc.*	118	22,663
Squarespace, Inc., Class A*	4,335	136,726
Unity Software, Inc.*	1,984	86,145
Verint Systems, Inc.*	1,033	36,217
VeriSign, Inc.*	613	138,520
Weave Communications, Inc.*	200	2,222
Workday, Inc., Class A*	682	154,057
Yext, Inc.*	5,890	66,616
Zuora, Inc., Class A*	6,711	73,620
		11,753,974
Technology Hardware & Equipment — 2.6%
Amphenol Corp., Class A(a)	3,275	278,211
Apple, Inc.	189	36,660
Arlo Technologies, Inc.*	219	2,389
Arrow Electronics, Inc.*	24	3,438
Badger Meter, Inc.	159	23,462
Bel Fuse, Inc., Class B	9	517
Belden, Inc.	12	1,148
CDW Corp.(a)	1,189	218,182
Cisco Systems, Inc.(a)	8,350	432,029
Corsair Gaming, Inc.*	380	6,741
Digi International, Inc.*	210	8,272
Extreme Networks, Inc.*	3,153	82,136
F5, Inc.(a)*	612	89,511
Hewlett Packard Enterprise Co.(a)	20,309	341,191
HP, Inc.	2,718	83,470
Insight Enterprises, Inc.*	1,205	176,340
IonQ, Inc.(a)*	22,509	304,547
IPG Photonics Corp.*	389	52,834
Jabil, Inc.	165	17,808
Keysight Technologies, Inc.*	166	27,797
Methode Electronics, Inc.	108	3,620

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Motorola Solutions, Inc.(a)	1,225	$ 359,268
Napco Security Technologies, Inc.	511	17,706
National Instruments Corp.	307	17,622
NetApp, Inc.	2,675	204,370
NetScout Systems, Inc.*	2,914	90,188
PC Connection, Inc.	5	226
Sanmina Corp.*	1,056	63,645
Seagate Technology Holdings PLC (Ireland)	2,588	160,120
SmartRent, Inc.*	195	747
Super Micro Computer, Inc.(a)*	5,061	1,261,454
Teledyne Technologies, Inc.*	315	129,500
Trimble, Inc.*	1,631	86,345
Viavi Solutions, Inc.*	2,265	25,662
Xerox Holdings Corp.	461	6,864
Zebra Technologies Corp., Class A(a)*	850	251,455
		4,865,475
Telecommunication Services — 0.7%
AT&T, Inc.(a)	20,093	320,483
EchoStar Corp., Class A*	6,045	104,820
IDT Corp., Class B*	45	1,163
Iridium Communications, Inc.	1,440	89,453
Rogers Communications, Inc., Class B (Canada)	1	46
T-Mobile US, Inc.(a)*	2,833	393,504
Verizon Communications, Inc.(a)	10,531	391,648
		1,301,117
Transportation — 1.1%
ArcBest Corp.	21	2,075
Canadian National Railway Co. (Canada)	59	7,143
CH Robinson Worldwide, Inc.	1,028	96,992
CSX Corp.	5,344	182,230
Delta Air Lines, Inc.*	181	8,605
Expeditors International of Washington, Inc.(a)	3,013	364,965
FedEx Corp.	510	126,429
Forward Air Corp.	21	2,228
Hub Group, Inc., Class A*	697	55,983
Landstar System, Inc.(a)	555	106,860
Norfolk Southern Corp.	824	186,850
Old Dominion Freight Line, Inc.(a)	139	51,395
RXO, Inc.*	2,668	60,484
Ryder System, Inc.	1,170	99,204
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Spirit Airlines, Inc.	2,195	$ 37,666
TFI International, Inc. (Canada)	655	74,644
Uber Technologies, Inc.*	4,660	201,172
Union Pacific Corp.	611	125,023
United Parcel Service, Inc., Class B	679	121,711
XPO, Inc.*	923	54,457
		1,966,116
Utilities — 0.6%
ALLETE, Inc.	42	2,435
American States Water Co.	26	2,262
American Water Works Co., Inc.	86	12,277
Brookfield Renewable Corp., Class A (Canada)	691	21,780
Consolidated Edison, Inc.(a)	2,930	264,872
Constellation Energy Corp.(a)	2,642	241,875
Dominion Energy, Inc.	502	25,999
DTE Energy Co.	4	440
Duke Energy Corp.	715	64,164
Entergy Corp.	1,228	119,570
National Fuel Gas Co.	1,324	68,001
Otter Tail Corp.	26	2,053
Pinnacle West Capital Corp.	87	7,087
PNM Resources, Inc.	2,458	110,856
Public Service Enterprise Group, Inc.(a)	1,563	97,859
Vistra Corp.	4,210	110,512
Xcel Energy, Inc.	19	1,181
		1,153,223
TOTAL COMMON STOCKS (Cost $75,374,319)		91,406,197
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(c) — 45.5%
Gotham 1000 Value ETF	2,040,000	40,473,600
Gotham Enhanced 500 ETF	1,800,000	43,833,600
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $77,061,429)		84,307,200

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
EXCHANGE TRADED FUNDS — 0.1%
SPDR S&P 500 ETF Trust	377	$ 167,117
TOTAL EXCHANGE TRADED FUNDS (Cost $165,204)		167,117

TOTAL INVESTMENTS - 94.9% (Cost $152,600,952)		175,880,514
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%		9,512,757
NET ASSETS - 100.0%		$185,393,271

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(c)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
The following table represents the individual long and short positions and related values of total return swaps, which represents 4.1% of net assets as of June 30, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	3,763	$131,737	$144,198	$15,478
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	68	567	562	28
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/10/28	1,713	162,777	174,880	15,671
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	712	26,658	34,824	10,470
Ford Motor Co.	USFF +0.250%	Weekly	MS	11/03/25	48,442	556,777	732,927	245,588
General Motors Co.	USFF +0.250%	Weekly	MS	11/03/25	14,220	578,385	548,323	(13,977)
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	07/08/27	1,984	42,515	65,512	23,944
Rivian Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	13,747	198,903	229,025	34,478
Visteon Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,714	257,712	246,148	(6,006)
					86,363	1,956,031	2,176,399	325,674
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/10/28	1,778	176,529	177,960	6,825
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,185	253,787	304,584	58,205
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	608	97,679	99,153	3,641
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	256	45,440	47,081	2,652
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,949	698,405	801,144	120,165
API Group Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,020	136,202	164,105	30,928
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	107	5,144	5,079	72
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	829	110,942	120,064	12,240
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	46,197	984,187	1,044,052	81,338
Atkore, Inc.	USFF +0.250%	Weekly	MS	08/27/24	700	71,629	109,158	42,954
Barnes Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	319	13,151	13,459	618
Blue Bird Corp.	USFF +0.250%	Weekly	MS	01/10/28	270	5,877	6,070	341
Boeing Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	4,885	991,787	1,031,517	61,219
Boise Cascade Co.	USFF +0.250%	Weekly	MS	08/27/24	1,354	80,789	122,334	57,668
Brookfield Business Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	20	397	378	10
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,789	176,803	379,304	221,568
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,555	569,762	628,658	76,231
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,033	293,060	333,819	47,489
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,426	43,848	44,691	1,819
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	3,306	238,746	294,631	63,654
Crane NXT Co.	USFF +0.250%	Weekly	MS	07/08/27	908	32,780	51,248	20,481
CSW Industrials, Inc.	USFF +0.250%	Weekly	MS	01/10/28	170	26,555	28,252	2,297

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	07/06/26	959	$161,806	$176,130	$18,445
Deere & Co.	USFF +0.250%	Weekly	MS	07/08/27	692	256,854	280,391	31,727
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,558	214,020	222,411	14,432
Dover Corp.	USFF +0.250%	Weekly	MS	01/10/28	846	120,750	124,912	7,008
DXP Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	139	5,048	5,061	143
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	1,086	181,442	218,395	42,556
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	170	24,528	31,413	10,539
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	1,278	102,352	115,518	15,931
Encore Wire Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,576	175,061	293,026	128,053
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,777	119,930	128,979	11,683
EnPro Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	790	82,657	105,489	25,313
Fastenal Co.	USFF +0.250%	Weekly	MS	01/10/28	1,427	75,074	84,179	13,102
Fortive Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,516	81,788	113,351	33,845
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,702	389,624	482,209	104,447
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/10/28	2,983	38,177	40,211	2,886
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,488	317,916	320,143	9,177
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	5,423	404,874	595,717	229,025
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	46	2,799	2,894	177
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	7,645	267,088	308,094	59,635
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	7,927	64,511	71,422	8,338
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	214	40,049	44,405	6,704
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,875	169,788	241,605	76,161
Hubbell, Inc.	USFF +0.250%	Weekly	MS	01/07/27	167	31,944	55,371	27,224
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	227	44,126	51,665	9,805
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	949	208,606	237,402	36,940
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,055	109,617	134,315	28,645
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	555	34,229	37,818	5,097
Kennametal, Inc.	USFF +0.250%	Weekly	MS	01/10/28	189	5,351	5,366	151
Lindsay Corp.	USFF +0.250%	Weekly	MS	01/10/28	5	585	597	45
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,561	660,966	718,653	87,196
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,391	218,700	251,956	40,025
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,971	181,695	187,797	10,082

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	08/27/24	4,755	$269,936	$415,016	$160,722
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	436	58,096	60,316	3,508
NEXTracker, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	107	4,212	4,260	160
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	3,662	145,644	189,216	49,423
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,752	211,985	244,956	38,807
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,803	121,660	150,821	33,575
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	1,030	41,142	66,538	26,860
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	78	4,676	4,726	173
RBC Bearings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	599	133,100	130,265	(348)
REV Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	64	831	849	59
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	12,908	289,950	329,928	46,351
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	281	23,621	38,919	15,990
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	513	124,570	147,841	26,981
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	656	51,190	55,740	5,686
Standex International Corp.	USFF +0.250%	Weekly	MS	01/10/28	76	10,570	10,752	433
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,292	49,617	72,094	23,777
Terex Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,659	216,522	278,748	68,880
Textainer Group Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	26	1,036	1,024	31
Textron, Inc.	USFF +0.250%	Weekly	MS	01/05/26	4,977	305,094	336,595	38,719
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	586	99,887	112,078	15,023
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	286	207,528	255,733	53,684
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,349	184,035	227,970	50,336
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/07/27	105	25,362	46,764	26,865
Univar Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,189	256,269	257,654	6,991
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	664	203,877	193,257	(5,510)
Veritiv Corp.	USFF +0.250%	Weekly	MS	07/06/26	2,659	305,731	333,997	38,974
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	6,425	147,604	164,737	20,979
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,067	177,903	196,040	22,521
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	07/08/27	178	14,360	19,521	5,606

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
WillScot Mobile Mini Holdings Corp.	USFF +0.250%	Weekly	MS	07/08/27	8,756	$398,918	$418,449	$28,517
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	662	322,563	522,047	215,253
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/10/28	501	49,780	56,423	7,951
					225,952	14,302,723	16,836,910	3,033,929
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	20,170	311,215	348,336	43,925
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,211	458,816	485,956	51,481
Brady Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,093	55,224	51,994	(1,974)
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,323	188,542	219,128	37,961
Ceridian HCM Holding, Inc.	USFF +0.250%	Weekly	MS	07/08/27	876	44,009	58,666	15,636
Cintas Corp.	USFF +0.250%	Weekly	MS	01/10/28	87	37,868	43,246	6,398
Clarivate PLC (Jersey)	USFF +0.250%	Weekly	MS	01/10/28	32,564	282,598	310,335	34,495
Clean Harbors, Inc.	USFF +0.250%	Weekly	MS	01/10/28	819	108,370	134,668	32,713
Concentrix Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,740	185,564	140,505	(40,648)
Copart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,654	322,088	515,701	202,183
Enviri Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,382	12,484	13,640	1,449
GEO Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	31	223	222	(30)
HireRight Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	9	103	102	25
Insperity, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,382	155,651	164,403	13,193
Korn Ferry	USFF +0.250%	Weekly	MS	01/07/27	1,101	67,993	54,544	(11,513)
Legalzoom.com, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,982	46,780	48,103	2,363
OPENLANE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,268	34,538	34,519	754
Paychex, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,240	135,450	138,719	15,724
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,031	134,340	157,918	27,521
Robert Half International, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,934	147,203	145,475	5,567
Rollins, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,600	128,634	154,188	31,971
Science Applications International Corp.	USFF +0.250%	Weekly	MS	01/10/28	323	32,844	36,331	4,774
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	773	5,776	5,960	331
Sterling Check Corp.	USFF +0.250%	Weekly	MS	01/10/28	90	1,095	1,103	53
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/08/27	21	2,715	3,439	957
TriNet Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19	1,812	1,804	53
TTEC Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	92	3,102	3,113	99
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,743	343,195	393,970	59,721
					87,558	3,248,232	3,666,088	535,182

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,920	$105,925	$110,026	$6,430
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	18,718	1,804,382	2,440,078	678,831
Arhaus, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,319	72,934	97,197	26,147
AutoZone, Inc.	USFF +0.250%	Weekly	MS	11/03/25	90	210,049	224,402	18,530
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,807	218,794	292,763	85,950
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/27/24	553	32,127	45,318	18,713
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	08/27/24	2,410	68,904	83,386	36,178
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,046	127,385	171,250	54,722
Chico's FAS, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,026	31,516	32,239	1,430
Dick's Sporting Goods, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3	395	397	31
eBay, Inc.	USFF +0.250%	Weekly	MS	08/27/24	5,810	244,309	259,649	28,958
Etsy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,716	243,663	229,801	(8,531)
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,090	209,076	214,229	9,731
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	24,224	217,996	216,320	3,097
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/10/28	1,167	188,884	197,491	14,650
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	01/07/27	241	38,375	62,202	28,094
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	969	293,946	301,010	13,584
LKQ Corp.	USFF +0.250%	Weekly	MS	08/27/24	2,921	143,940	170,207	35,331
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,986	349,065	448,240	129,059
Monro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	994	43,655	40,386	(2,142)
Murphy USA, Inc.	USFF +0.250%	Weekly	MS	01/07/27	275	62,054	85,555	27,371
Nordstrom, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,577	26,610	32,281	6,275
ODP Corp. (The)	USFF +0.250%	Weekly	MS	07/06/26	3,381	123,782	158,298	37,526
Ollie's Bargain Outlet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,719	102,742	99,582	(901)
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	01/10/28	167	155,652	159,535	7,296
Pool Corp.	USFF +0.250%	Weekly	MS	08/27/24	289	97,375	108,271	14,399
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,527	197,890	283,353	97,045
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	300	20,301	19,578	(1,320)
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/07/27	242	89,992	113,884	25,874
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,337	89,812	110,555	22,721
Valvoline, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,652	169,467	174,497	8,743
Wayfair, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,827	94,983	118,773	25,935
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	01/10/28	246	27,790	30,784	3,806
					112,549	5,903,770	7,131,537	1,453,563
Consumer Durables & Apparel
Beazer Homes USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	175	4,633	4,951	440
Brunswick Corp.	USFF +0.250%	Weekly	MS	01/10/28	753	58,206	65,240	8,708

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	01/10/28	4,718	$171,623	$169,329	$1,468
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	08/27/24	409	85,011	120,655	38,227
Cricut, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	4	48	49	23
Crocs, Inc.	USFF +0.250%	Weekly	MS	07/08/27	398	29,428	44,751	15,985
DR Horton, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,783	135,836	216,973	89,194
Ethan Allen Interiors, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1	28	28	21
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/08/27	1,781	168,826	185,740	22,899
GoPro, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	5,786	51,012	23,954	(26,109)
Green Brick Partners, Inc.	USFF +0.250%	Weekly	MS	01/10/28	794	43,638	45,099	2,433
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,358	208,105	282,268	83,132
Installed Building Products, Inc.	USFF +0.250%	Weekly	MS	01/10/28	169	17,808	23,687	7,273
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	363	10,186	10,396	453
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/10/28	492	14,505	14,573	405
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,192	427,648	451,172	32,756
Malibu Boats, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	271	13,162	15,897	3,042
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/07/27	1,846	181,465	203,743	28,665
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	24	101,270	152,415	53,373
Polaris, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,547	164,648	187,079	27,983
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,381	140,996	184,956	47,622
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	654	72,518	80,638	10,212
Skyline Champion Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,316	62,718	86,132	25,598
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	07/08/27	2,764	88,744	90,355	4,612
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/07/27	10,146	331,385	434,249	121,379
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,833	105,423	106,059	2,955
					47,958	2,688,870	3,200,388	602,749
Consumer Services
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,263	234,253	215,071	(14,176)
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	208	427,193	561,669	143,798
Boyd Gaming Corp.	USFF +0.250%	Weekly	MS	01/10/28	373	25,083	25,875	1,360
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	373	21,536	34,484	13,438
Brinker International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,472	88,753	90,475	3,677
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,013	400,865	510,363	122,186

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Chipotle Mexican Grill, Inc.	USFF +0.250%	Weekly	MS	01/10/28	56	$114,078	$119,784	$8,965
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,783	268,812	297,904	34,996
Dine Brands Global, Inc.	USFF +0.250%	Weekly	MS	01/10/28	95	5,568	5,513	87
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,421	75,046	77,230	3,840
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	456	64,320	66,371	3,499
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,483	163,309	169,922	10,239
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	3,204	559,184	588,543	42,675
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,155	271,405	344,664	94,730
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	9,034	304,666	396,773	98,798
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	1,864	32,984	40,579	10,687
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/10/28	4,080	330,669	423,259	104,087
Six Flags Entertainment Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,783	66,210	72,302	7,553
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/07/27	2,123	156,389	210,304	63,481
Stride, Inc.	USFF +0.250%	Weekly	MS	01/10/28	103	4,202	3,835	(255)
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	417	5,163	5,346	316
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,996	64,693	65,163	2,201
Wingstop, Inc.	USFF +0.250%	Weekly	MS	01/10/28	269	50,922	53,843	4,111
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/10/28	847	87,714	89,452	3,766
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,093	260,195	289,985	37,866
					56,964	4,083,212	4,758,709	801,925
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,745	245,324	235,972	(9,310)
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/06/26	571	266,233	307,415	54,103
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,138	283,824	306,803	29,186
Grocery Outlet Holding Corp.	USFF +0.250%	Weekly	MS	01/10/28	320	9,556	9,795	468
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	7,898	368,641	371,206	11,000
PriceSmart, Inc.	USFF +0.250%	Weekly	MS	01/10/28	449	33,053	33,253	941
Sprouts Farmers Market, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,056	35,430	38,787	4,397
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	941	68,836	69,822	2,507

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,337	$247,458	$322,828	$80,784
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	08/27/24	4,545	160,477	129,487	(11,462)
Walmart, Inc.	USFF +0.250%	Weekly	MS	08/27/24	4,631	576,641	727,901	182,625
Weis Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	28	1,789	1,798	69
					33,659	2,297,262	2,555,067	345,308
Energy
APA Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,936	98,108	100,323	4,374
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	16,794	437,896	530,858	109,757
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	1,930	13,394	14,533	1,451
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	2,411	130,709	135,643	8,086
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/10/28	9,506	258,397	295,066	42,558
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	835	116,280	127,221	15,059
Chesapeake Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	7,125	557,935	596,220	56,160
Chevron Corp.	USFF +0.250%	Weekly	MS	07/06/26	6,247	950,808	982,965	78,911
Civitas Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,508	166,582	173,980	14,006
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	4,386	427,168	454,433	49,203
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,775	205,805	255,983	59,856
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	31,541	751,293	797,987	65,927
Crescent Point Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	15,686	98,746	105,567	10,971
Denbury, Inc.	USFF +0.250%	Weekly	MS	01/07/27	237	14,379	20,444	6,620
Devon Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,525	170,802	170,399	5,221
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	59,223	555,088	505,172	(11,944)
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	3,096	64,548	79,412	19,719
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	6,959	258,705	258,527	6,040
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	18,306	276,494	264,888	(4,349)
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	08/27/24	8,731	980,926	999,176	42,720
EQT Corp.	USFF +0.250%	Weekly	MS	07/08/27	8,229	261,829	338,459	84,485
Equitrans Midstream Corp.	USFF +0.250%	Weekly	MS	01/10/28	11,857	57,891	113,353	58,523
Expro Group Holdings NV (Netherlands)	USFF +0.250%	Weekly	MS	01/10/28	497	8,278	8,807	730
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/05/26	5,752	540,556	616,902	118,273
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	3,557	110,304	108,595	7,428

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	653	$52,937	$68,611	$16,848
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,637	75,863	73,027	(703)
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,001	189,308	189,437	18,602
Kosmos Energy Ltd.	USFF +0.250%	Weekly	MS	07/08/27	14,674	91,315	87,897	(2,193)
Liberty Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,751	35,699	36,781	1,880
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	08/27/24	2,033	189,302	237,048	67,609
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	08/27/24	6,703	220,439	256,725	45,138
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	1,220	167,827	113,497	(51,406)
NexTier Oilfield Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,145	17,697	19,176	1,969
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	16,561	59,159	60,779	5,094
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	01/05/26	5,175	295,742	304,290	18,880
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,216	19,957	22,739	3,238
ONEOK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,748	284,652	293,047	14,594
Par Pacific Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,318	53,905	61,682	8,957
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	01/07/27	2,093	68,584	65,804	682
Phillips 66	USFF +0.250%	Weekly	MS	07/06/26	955	84,197	91,088	10,685
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	304	63,934	62,983	1,405
RPC, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,747	38,888	33,941	(3,902)
Southwestern Energy Co.	USFF +0.250%	Weekly	MS	01/10/28	2,818	13,274	16,936	7,419
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	01/10/28	490	213,682	217,207	8,272
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	6,919	53,529	114,994	62,652
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,880	87,625	104,227	18,553
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	12,063	154,279	146,324	(4,571)
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/07/27	545	26,172	34,297	8,716
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/06/26	183	19,148	21,466	3,314
W&T Offshore, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,861	55,372	38,162	(16,461)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/07/27	2,036	39,294	135,231	96,814
					353,378	10,184,701	10,962,309	1,191,870
Financial Services
Affiliated Managers Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	399	46,724	59,806	14,477

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/27/24	2,953	$793,945	$1,006,973	$230,354
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	185	127,065	127,861	5,211
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,482	182,119	204,531	27,842
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,164	205,414	215,678	17,037
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	16,261	388,503	434,331	71,987
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,797	264,711	316,285	63,321
MarketAxess Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	174	44,578	45,487	2,152
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	08/27/24	10,368	450,353	516,845	95,421
Open Lending Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	6,417	52,551	67,443	16,057
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,809	305,620	314,664	31,075
					45,009	2,861,583	3,309,904	574,934
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/27/24	8,605	363,687	389,806	106,275
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/10/28	3,347	245,146	252,899	13,315
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	12	3,762	3,701	42
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	01/10/28	50	3,343	3,339	(675)
Bunge Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	1,691	159,256	159,546	4,806
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,294	818,389	688,230	(77,156)
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/08/27	9,022	462,074	412,396	(38,261)
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,137	354,242	617,199	270,699
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/27/24	6,701	386,282	403,534	51,405
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	238	50,847	58,579	13,110
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	961	13,002	12,993	339
Duckhorn Portfolio, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,455	35,893	31,841	(3,248)
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	3,866	288,098	296,522	20,768
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	881	223,966	219,986	1,433
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,248	50,236	50,195	1,074
Ingredion, Inc.	USFF +0.250%	Weekly	MS	01/10/28	604	63,967	63,994	1,865
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,997	300,642	294,897	1,002
John B Sanfilippo & Son, Inc.	USFF +0.250%	Weekly	MS	01/10/28	23	2,763	2,697	15
Kellogg Co.	USFF +0.250%	Weekly	MS	07/08/27	5,374	365,262	362,208	11,160
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/07/27	14,769	519,042	461,827	(38,810)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	8,367	313,543	297,029	(13,678)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,826	$145,287	$209,899	$69,269
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/10/28	825	169,046	165,899	1,123
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	133	11,757	11,602	122
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	767	40,105	50,499	11,647
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	268	20,856	19,548	(783)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,170	68,246	67,205	467
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	08/27/24	833	138,582	154,288	26,630
TreeHouse Foods, Inc.	USFF +0.250%	Weekly	MS	01/10/28	67	3,406	3,375	64
					95,531	5,620,727	5,765,733	434,019
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	01/10/28	1,401	144,900	152,737	12,821
AmerisourceBergen Corp.	USFF +0.250%	Weekly	MS	01/10/28	780	137,956	150,095	15,615
Apollo Medical Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,047	49,209	33,085	(15,083)
AtriCure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,093	52,634	53,950	2,484
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,140	58,748	54,698	(2,763)
Axonics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,558	145,123	129,102	(14,424)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	16,558	724,253	754,382	48,602
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,006	154,107	162,595	11,868
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,676	487,530	631,349	165,487
Centene Corp.	USFF +0.250%	Weekly	MS	07/08/27	11,826	855,119	797,664	(39,730)
Certara, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,636	45,983	48,002	3,041
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/07/27	538	140,813	150,963	15,842
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,475	229,954	237,978	12,904
CVS Health Corp.	USFF +0.250%	Weekly	MS	08/27/24	9,610	697,424	664,339	(9,807)
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,742	265,467	275,489	15,829
Dexcom, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,215	99,284	156,140	59,864
Edwards Lifesciences Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,780	122,277	167,907	48,470
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/10/28	278	124,589	123,513	2,427
Embecta Corp.	USFF +0.250%	Weekly	MS	01/10/28	42	948	907	1
Encompass Health Corp.	USFF +0.250%	Weekly	MS	01/10/28	632	39,150	42,793	4,795
Enovis Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,774	187,372	241,989	59,546
Fulgent Genetics, Inc.	USFF +0.250%	Weekly	MS	01/05/26	4,177	250,672	154,674	(90,534)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,039	$443,249	$571,848	$139,513
GoodRx Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	460	2,529	2,539	86
Haemonetics Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,781	151,455	151,634	3,501
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,477	280,932	448,240	176,724
Hims & Hers Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,375	37,040	50,525	16,549
Hologic, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,634	123,129	132,305	11,881
Humana, Inc.	USFF +0.250%	Weekly	MS	07/08/27	850	421,655	380,060	(30,433)
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/07/27	321	109,648	161,216	55,874
Inspire Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	762	171,960	247,376	79,386
Integra LifeSciences Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,722	80,403	70,826	(7,933)
Intuitive Surgical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	447	146,433	152,847	9,626
iRhythm Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	454	50,860	47,361	(3,230)
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,922	411,609	580,894	178,278
McKesson Corp.	USFF +0.250%	Weekly	MS	08/27/24	126	40,877	53,841	14,519
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	2,157	189,273	190,032	6,378
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	814	225,066	245,209	25,067
National HealthCare Corp.	USFF +0.250%	Weekly	MS	01/10/28	15	916	927	60
NeoGenomics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,075	54,562	49,415	(3,937)
NextGen Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,226	57,958	52,326	(4,348)
Patterson Cos., Inc.	USFF +0.250%	Weekly	MS	01/10/28	880	28,255	29,269	2,377
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/10/28	75	23,117	25,805	3,435
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,962	48,650	51,228	3,659
Shockwave Medical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	29	8,403	8,277	93
SI-BONE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13	359	351	(112)
Simulations Plus, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5	216	217	26
Stryker Corp.	USFF +0.250%	Weekly	MS	01/10/28	851	244,469	259,632	21,279
Teleflex, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15	3,528	3,630	200
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,903	355,347	495,734	149,111
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	355	46,586	68,817	23,306
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	453	220,583	217,730	2,556

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Varex Imaging Corp.	USFF +0.250%	Weekly	MS	01/10/28	4	$95	$94	$(7,400)
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,265	395,116	475,384	90,643
					135,451	9,387,790	10,409,940	1,263,989
Household & Personal Products
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	703	111,062	111,805	3,011
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/10/28	2,116	165,690	163,017	959
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,051	490,399	1,148,126	668,786
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	1,120	220,039	219,946	5,229
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	3,651	460,510	504,057	65,215
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	08/27/24	3,438	452,328	521,682	109,243
Spectrum Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,123	78,997	87,650	11,138
					22,202	1,979,025	2,756,283	863,581
Materials
AdvanSix, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,016	35,300	35,540	1,637
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	36,755	443,438	438,120	5,151
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,388	167,870	228,132	74,284
Arconic Corp.	USFF +0.250%	Weekly	MS	01/10/28	56	1,656	1,656	57
ATI, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,849	68,369	81,781	17,453
Avient Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,492	98,330	101,923	6,373
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	2,263	114,474	131,729	20,915
Bioceres Crop Solutions Corp. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/10/28	11	148	147	23
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	08/27/24	5,850	369,856	406,107	56,719
Commercial Metals Co.	USFF +0.250%	Weekly	MS	01/10/28	6,783	343,780	357,193	22,736
Dow, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,273	222,015	227,580	12,903
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	08/27/24	8,238	547,181	588,523	61,220
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/08/27	1,627	120,848	136,212	21,330
Ecolab, Inc.	USFF +0.250%	Weekly	MS	01/10/28	423	76,615	78,970	4,073
Fortuna Silver Mines, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	3,385	10,593	10,967	626
Franco-Nevada Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	1,247	152,654	177,822	29,578
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,958	85,413	118,320	41,838

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Graphic Packaging Holding Co.	USFF +0.250%	Weekly	MS	01/10/28	13,673	$323,283	$328,562	$14,018
Hawkins, Inc.	USFF +0.250%	Weekly	MS	01/10/28	48	2,295	2,289	67
HB Fuller Co.	USFF +0.250%	Weekly	MS	01/10/28	160	11,017	11,442	375
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	4,220	17,120	20,256	3,576
Huntsman Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,649	41,729	44,556	4,193
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	334	32,866	33,547	1,532
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	01/10/28	498	38,805	39,636	1,962
International Paper Co.	USFF +0.250%	Weekly	MS	08/27/24	6,284	246,998	199,894	(32,418)
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	79,143	394,940	377,512	(7,692)
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	08/27/24	1,180	384,067	449,674	76,717
Lithium Americas Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	2,670	55,644	53,961	(450)
Livent Corp.	USFF +0.250%	Weekly	MS	01/10/28	11,514	255,276	315,829	67,089
LSB Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,108	22,714	20,764	(1,435)
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/24	245	82,508	113,114	33,154
Materion Corp.	USFF +0.250%	Weekly	MS	01/10/28	269	28,000	30,720	3,377
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	309	17,486	17,826	744
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	01/07/27	6,803	299,444	238,105	(51,789)
Myers Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	39	761	758	34
Newmont Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,396	58,541	59,553	2,309
Nucor Corp.	USFF +0.250%	Weekly	MS	08/27/24	1,725	199,326	282,866	96,899
Olin Corp.	USFF +0.250%	Weekly	MS	01/05/26	4,217	192,311	216,712	31,589
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	1,498	195,947	197,976	9,831
Pactiv Evergreen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	149	1,113	1,128	60
Perimeter Solutions SA (Luxembourg)	USFF +0.250%	Weekly	MS	07/08/27	7,194	65,124	44,243	(19,908)
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	521	103,188	101,543	625
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	826	49,584	51,782	3,299
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/10/28	980	40,220	39,200	172
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,238	59,916	58,050	(224)
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/10/28	336	23,807	24,105	837
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,179	308,298	346,288	47,314
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	44	345	346	29
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	01/07/27	2,174	57,726	91,525	36,474
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/10/28	993	192,609	223,862	37,017
Warrior Met Coal, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,176	171,748	201,605	38,992

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Westlake Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,903	$331,154	$346,821	$23,453
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	6,572	296,015	284,042	(4,248)
					252,881	7,460,465	7,990,814	794,490
Media & Entertainment
Activision Blizzard, Inc.	USFF +0.250%	Weekly	MS	08/27/24	5,700	440,243	480,510	51,150
Advantage Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	483	1,037	1,130	137
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/24	12,072	1,211,956	1,445,018	259,500
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	28,683	562,858	481,301	(69,268)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	930	306,322	341,654	41,706
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	23,057	264,836	380,440	121,398
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	12,749	452,046	529,721	91,103
Eventbrite, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	4,481	38,737	42,794	4,921
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	7,985	249,547	271,490	29,411
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	08/27/24	3,300	107,723	127,314	29,514
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	173	5,666	5,887	365
Madison Square Garden Sports Corp.	USFF +0.250%	Weekly	MS	01/10/28	401	72,270	75,408	4,734
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	7,614	796,677	2,185,066	1,405,775
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,685	364,569	742,226	385,623
News Corp., Class A	USFF +0.250%	Weekly	MS	08/27/24	5,216	82,816	101,712	23,472
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,325	116,497	126,074	13,392
Shutterstock, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,617	185,024	176,039	(3,620)
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	1,245	67,161	96,139	30,463
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,537	155,823	124,285	(30,174)
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,778	19,004	19,685	1,116
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,936	171,657	172,846	4,951
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	2,159	34,643	38,344	4,650
					137,126	5,707,112	7,965,083	2,400,319
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	17,105	146,074	110,498	(35,851)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,095	$266,575	$251,924	$(8,117)
Agios Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	192	5,307	5,437	266
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	221	48,469	49,066	1,674
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	217	10,627	11,681	1,306
Arcturus Therapeutics Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,000	53,935	57,360	4,621
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	01/10/28	40,190	180,828	136,244	(43,757)
Avantor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21,479	424,547	441,179	26,062
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,556	1,055,094	1,012,927	(19,148)
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/07/27	10,168	665,435	650,244	16,875
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	26,513	402,938	356,335	(39,837)
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,809	88,614	81,855	(4,807)
Corcept Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	836	18,256	18,601	763
Danaher Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,398	320,314	335,520	22,693
Exact Sciences Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,264	276,160	306,490	36,375
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,870	201,591	221,191	28,604
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,960	345,498	315,302	(22,644)
Illumina, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7	1,239	1,312	274
ImmunoGen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	541	2,251	10,209	8,032
Ironwood Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,759	92,010	93,196	3,212
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	2,188	293,089	271,246	(15,434)
Johnson & Johnson	USFF +0.250%	Weekly	MS	08/27/24	4,496	723,256	744,178	79,094
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	721	52,770	51,984	385
Lyell Immunopharma, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13	42	41	20
Maravai LifeSciences Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	5,022	68,936	62,423	(4,990)
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,103	233,771	242,665	14,024

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	282	$319,514	$369,882	$57,035
Moderna, Inc.	USFF +0.250%	Weekly	MS	07/08/27	643	75,451	78,125	3,838
Organon & Co.	USFF +0.250%	Weekly	MS	01/10/28	870	17,545	18,105	962
Pacific Biosciences of California, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,540	113,389	113,582	2,685
Pfizer, Inc.	USFF +0.250%	Weekly	MS	08/27/24	29,756	1,177,338	1,091,450	8,219
Repligen Corp.	USFF +0.250%	Weekly	MS	01/10/28	848	123,954	119,958	(1,273)
Revvity, Inc.	USFF +0.250%	Weekly	MS	08/27/24	4,176	507,842	496,067	(3,269)
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	203	6,111	6,102	145
TG Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,017	140,355	373,022	235,177
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	01/10/28	526	9,785	10,762	1,211
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	01/10/28	16	3,442	3,532	186
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/07/27	20,936	204,871	208,941	18,384
Waters Corp.	USFF +0.250%	Weekly	MS	01/10/28	408	106,072	108,748	5,009
West Pharmaceutical Services, Inc.	USFF +0.250%	Weekly	MS	07/08/27	456	114,076	174,406	66,932
Zoetis, Inc.	USFF +0.250%	Weekly	MS	01/10/28	707	115,329	121,752	9,549
					252,107	9,012,700	9,133,542	454,485
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,601	674,625	638,010	(21,890)
Allegro MicroSystems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15,070	566,213	680,260	129,904
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	748	134,681	145,718	14,391
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	08/27/24	6,424	691,927	928,525	274,850
Axcelis Technologies, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,523	86,128	279,212	206,541
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,086	1,189,629	1,809,459	680,131
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,544	235,078	206,089	(27,730)
Cohu, Inc.	USFF +0.250%	Weekly	MS	07/06/26	823	27,032	34,204	7,970
Diodes, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,154	172,030	199,223	31,260
Enphase Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,789	288,315	299,622	17,612
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,424	534,041	915,433	399,852
Lattice Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/07/27	2,284	114,737	219,424	110,968
MaxLinear, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,163	216,987	194,504	(19,907)
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,911	434,559	619,156	202,867
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	355	163,455	191,782	32,429

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,152	$601,984	$910,339	$322,238
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	4,102	617,084	839,597	247,519
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	07/06/26	7,671	496,105	725,523	240,253
Onto Innovation, Inc.	USFF +0.250%	Weekly	MS	01/05/26	351	22,525	40,881	19,255
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	13,062	222,420	336,869	120,532
Qorvo, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,861	180,643	189,878	13,192
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,569	498,377	543,894	66,444
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,208	27,784	77,517	54,307
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,443	373,003	381,106	18,414
Synaptics, Inc.	USFF +0.250%	Weekly	MS	08/27/24	451	35,931	38,506	3,305
Universal Display Corp.	USFF +0.250%	Weekly	MS	01/10/28	201	27,956	28,970	1,644
					94,970	8,633,249	11,473,701	3,146,351
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	607	185,140	187,308	6,224
Adeia, Inc.	USFF +0.250%	Weekly	MS	01/10/28	808	8,571	8,896	532
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,682	806,370	1,311,471	522,698
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/10/28	1,179	109,779	116,544	9,705
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,566	395,022	517,203	131,223
Asana, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	15,860	324,096	349,554	32,543
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	26,686	127,252	147,574	23,116
Box, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,619	41,077	47,566	8,177
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	972	211,445	227,953	21,137
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	100	10,269	10,543	519
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	01/07/27	797	52,668	63,848	12,348
DigitalOcean Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,212	106,450	128,930	25,833
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	633	52,318	52,969	1,813
DoubleVerify Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,784	50,891	69,433	21,423
DXC Technology Co.	USFF +0.250%	Weekly	MS	01/07/27	6,025	182,526	160,988	(17,539)
Elastic NV (Netherlands)	USFF +0.250%	Weekly	MS	01/10/28	1,196	82,173	76,688	(3,674)
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/10/28	169	133,123	136,756	6,556
Fortinet, Inc.	USFF +0.250%	Weekly	MS	08/27/24	9,271	489,419	700,795	222,064
Gartner, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,335	353,927	467,664	123,364
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,834	276,537	275,171	6,164

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/10/28	782	$55,054	$59,495	$5,949
HubSpot, Inc.	USFF +0.250%	Weekly	MS	01/10/28	265	127,060	141,004	16,653
InterDigital, Inc.	USFF +0.250%	Weekly	MS	08/27/24	4,809	336,875	464,309	137,450
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,108	400,431	415,881	28,316
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/10/28	495	207,691	226,804	23,666
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	01/10/28	11	316	305	16
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/27/24	5,138	1,204,860	1,749,695	606,271
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,266	482,730	520,313	48,126
NCR Corp.	USFF +0.250%	Weekly	MS	07/08/27	7,668	175,563	193,234	21,518
New Relic, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,360	281,476	285,318	9,275
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,820	81,783	79,101	(879)
Oracle Corp.	USFF +0.250%	Weekly	MS	08/27/24	7,005	593,209	834,225	272,598
PagerDuty, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,922	60,665	43,207	(18,181)
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	22,495	237,499	344,848	112,547
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,284	700,274	839,095	155,620
Procore Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	357	23,691	23,230	76
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	757	22,495	23,391	1,407
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,225	132,550	158,233	28,596
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	39	18,532	18,751	644
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,876	696,590	1,030,104	348,718
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	10,561	274,119	292,645	24,521
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,010	834,607	1,129,560	313,165
Splunk, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,501	125,868	159,241	37,761
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,774	35,458	38,364	3,700
SPS Commerce, Inc.	USFF +0.250%	Weekly	MS	08/27/24	123	14,273	23,623	9,682
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	3,756	109,336	118,464	11,513
Unity Software, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,616	69,123	70,167	2,571
Verint Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	832	29,853	29,170	(12)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/06/26	500	86,037	112,985	28,844
Weave Communications, Inc.	USFF +0.250%	Weekly	MS	01/10/28	216	2,297	2,400	173
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	721	153,742	162,867	12,519
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,077	95,500	136,591	43,193
Zuora, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	5,886	56,517	64,569	9,305
					206,590	11,725,127	14,849,043	3,449,547
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	3,216	216,653	273,199	67,838

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Apple, Inc.	USFF +0.250%	Weekly	MS	08/27/24	14,097	$2,172,039	$2,734,395	$700,103
Arlo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,921	37,295	42,778	6,317
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	951	113,849	136,212	24,986
Badger Meter, Inc.	USFF +0.250%	Weekly	MS	01/07/27	159	14,395	23,462	9,532
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	01/10/28	85	4,776	4,880	228
Belden, Inc.	USFF +0.250%	Weekly	MS	01/10/28	651	51,542	62,268	11,902
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,225	198,946	224,788	33,138
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	08/27/24	18,616	783,448	963,192	238,953
Corsair Gaming, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,832	34,267	32,500	(1,000)
Digi International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,554	52,048	61,212	10,319
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	01/05/26	6,279	103,238	163,568	65,606
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	693	95,508	101,358	7,952
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	08/27/24	24,435	351,107	410,508	78,832
HP, Inc.	USFF +0.250%	Weekly	MS	08/27/24	20,813	406,314	639,167	294,659
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,299	167,729	190,096	26,043
IonQ, Inc.	USFF +0.250%	Weekly	MS	01/07/27	18,456	95,575	249,710	159,084
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	01/10/28	428	49,495	58,131	10,413
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/10/28	397	40,802	42,848	2,956
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	240	36,745	40,188	4,286
Methode Electronics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	81	2,835	2,715	(38)
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,073	287,152	314,689	37,045
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	417	14,938	14,449	(143)
National Instruments Corp.	USFF +0.250%	Weekly	MS	01/10/28	561	32,644	32,201	447
NetApp, Inc.	USFF +0.250%	Weekly	MS	08/27/24	2,498	140,547	190,847	62,802
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,587	305,509	296,718	(2,111)
PC Connection, Inc.	USFF +0.250%	Weekly	MS	01/10/28	26	1,175	1,173	44
Sanmina Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,769	99,311	106,618	9,630
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	2,332	140,860	144,281	8,343
SmartRent, Inc.	USFF +0.250%	Weekly	MS	01/10/28	135	502	517	46
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,183	392,525	1,042,613	658,664
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	264	101,757	108,533	9,070
Trimble, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,338	64,227	70,834	8,027

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Viavi Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,574	$23,085	$29,163	$6,952
Xerox Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	374	5,494	5,569	417
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	703	212,057	207,968	555
					147,262	6,850,389	9,023,348	2,551,897
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/07/27	16,672	276,793	265,918	10,861
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	01/05/26	2,533	59,831	43,922	(14,596)
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/10/28	50	1,407	1,293	(63)
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	08/27/24	1,634	97,949	101,504	5,925
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	01/10/28	1	46	46	(204)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,679	359,725	372,113	16,953
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,605	352,769	357,210	19,703
					33,174	1,148,520	1,142,006	38,579
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	80,519	1,138,698	1,444,511	338,445
ArcBest Corp.	USFF +0.250%	Weekly	MS	08/27/24	4,392	358,920	433,930	85,475
Canadian National Railway Co. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	251	28,710	30,389	851
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,503	845,330	802,258	(16,642)
CSX Corp.	USFF +0.250%	Weekly	MS	08/27/24	6,864	192,221	234,062	51,490
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,385	64,687	65,843	2,586
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,665	279,354	322,811	52,428
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	976	223,791	241,950	24,624
Forward Air Corp.	USFF +0.250%	Weekly	MS	01/07/27	388	37,705	41,171	4,998
Hub Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,667	133,941	133,893	2,569
Landstar System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	940	159,858	180,988	25,852
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/08/27	784	163,752	177,780	19,491
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	01/05/26	116	29,202	42,891	14,547
RXO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,932	54,167	66,468	13,621
Ryder System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,088	91,509	92,252	4,396

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Spirit Airlines, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,066	$32,549	$35,453	$3,812
TFI International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	745	82,302	84,900	4,511
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,816	143,323	164,737	24,558
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/08/27	869	169,113	177,815	14,418
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/10/28	596	101,100	106,833	8,420
XPO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	752	21,354	44,368	23,500
					122,314	4,351,586	4,925,303	703,950
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	2,825	23,344	23,335	717
ALLETE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,119	190,229	180,808	(4,711)
American States Water Co.	USFF +0.250%	Weekly	MS	01/10/28	237	20,389	20,619	695
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	657	92,522	93,787	3,633
Black Hills Corp.	USFF +0.250%	Weekly	MS	01/10/28	266	15,960	16,029	438
Brookfield Renewable Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	3,243	108,719	102,219	(3,892)
Chesapeake Utilities Corp.	USFF +0.250%	Weekly	MS	01/10/28	3	356	357	30
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,336	786,912	753,574	(24,501)
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/27/24	7,142	457,768	653,850	218,079
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,078	56,311	55,830	2,923
DTE Energy Co.	USFF +0.250%	Weekly	MS	01/10/28	13	1,410	1,430	71
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,727	258,408	244,721	(6,688)
Entergy Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,857	296,384	278,186	(8,752)
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	01/10/28	1,150	66,458	59,064	(4,817)
Otter Tail Corp.	USFF +0.250%	Weekly	MS	01/05/26	1,673	104,591	132,100	31,708
Pinnacle West Capital Corp.	USFF +0.250%	Weekly	MS	01/10/28	72	5,865	5,865	149
PNM Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,057	97,304	92,771	(2,144)
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,393	82,880	87,216	7,202
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,493	86,136	91,691	8,105
Xcel Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13	799	808	47
					42,354	2,752,745	2,894,260	218,292

Total Reference Entity — Long						122,155,819	142,926,367	25,184,633

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dana, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,754)	$(54,497)	$(63,818)	$(10,358)
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,354)	(231,798)	(185,566)	42,911
Gentherm, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,381)	(228,308)	(191,060)	33,859
LCI Industries	USFF -0.250%	Weekly	MS	01/10/28	(1,353)	(154,345)	(170,965)	(19,745)
Lear Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,951)	(510,364)	(567,166)	(66,806)
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(2,689)	(142,509)	(151,767)	(12,568)
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,561)	(104,427)	(96,089)	4,245
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,399)	(255,505)	(366,216)	(119,151)
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,461)	(121,250)	(151,214)	(32,342)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(609)	(39,410)	(40,614)	(1,783)
					(23,512)	(1,842,413)	(1,984,475)	(181,738)
Capital Goods
3D Systems Corp.	USFF -0.250%	Weekly	MS	07/08/27	(19,341)	(182,277)	(192,056)	(12,831)
AAR Corp.	USFF -0.250%	Weekly	MS	01/10/28	(677)	(37,084)	(39,104)	(2,576)
Aerojet Rocketdyne Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,746)	(264,979)	(260,413)	487
AerSale Corp.	USFF -0.970%	Weekly	MS	07/08/27	(2,805)	(48,895)	(41,234)	6,932
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,972)	(184,634)	(183,948)	(2,722)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,563)	(238,297)	(221,899)	12,478
American Woodmark Corp.	USFF -0.250%	Weekly	MS	08/27/24	(1,525)	(129,418)	(116,464)	11,243
Armstrong World Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(115)	(8,439)	(8,448)	(118)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,030)	(203,067)	(200,974)	(1,002)
AZEK Co., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(4,384)	(197,221)	(132,791)	65,937
AZZ, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,048)	(44,804)	(45,546)	(1,891)
Ballard Power Systems, Inc. (Canada)	USFF -1.411%	Weekly	MS	01/05/26	(62,750)	(809,723)	(273,590)	523,727
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,347)	(84,653)	(111,774)	(30,294)
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,119)	(31,619)	(34,646)	(3,491)
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,425)	(96,549)	(101,987)	(9,706)
Cadre Holdings, Inc.	USFF -1.120%	Weekly	MS	07/08/27	(2,338)	(60,458)	(50,968)	8,023
Carlisle Cos., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,144)	(277,630)	(293,470)	(20,081)
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/10/28	(29,367)	(1,283,789)	(1,459,834)	(200,948)
ChargePoint Holdings, Inc.	USFF -13.620%	Weekly	MS	01/10/28	(21,676)	(201,587)	(190,532)	7,982
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(465)	(69,602)	(74,302)	(5,748)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Columbus McKinnon Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,382)	$(67,158)	$(56,178)	$9,545
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(8,534)	(266,453)	(267,882)	(5,740)
Cummins, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,680)	(833,798)	(902,189)	(82,787)
Douglas Dynamics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(480)	(13,966)	(14,342)	(651)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(748)	(74,023)	(85,010)	(12,102)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,069)	(70,647)	(85,779)	(16,801)
EnerSys	USFF -0.250%	Weekly	MS	07/06/26	(1,116)	(92,057)	(121,108)	(34,379)
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(203)	(20,385)	(21,037)	(944)
Flowserve Corp.	USFF -0.250%	Weekly	MS	01/07/27	(17,002)	(593,083)	(631,624)	(62,243)
Fluor Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,222)	(62,352)	(65,771)	(4,715)
FuelCell Energy, Inc.	USFF -0.947%	Weekly	MS	01/10/28	(17,288)	(50,944)	(37,342)	13,421
GATX Corp.	USFF -0.250%	Weekly	MS	01/10/28	(322)	(36,937)	(41,454)	(5,504)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,855)	(687,327)	(873,156)	(196,356)
GrafTech International Ltd.	USFF -0.250%	Weekly	MS	07/08/27	(37,959)	(202,362)	(191,313)	7,294
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,571)	(99,056)	(102,274)	(4,924)
Hayward Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(26,059)	(319,686)	(334,858)	(20,057)
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,493)	(95,305)	(98,672)	(4,889)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,493)	(738,202)	(888,567)	(176,236)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,962)	(378,331)	(408,291)	(40,874)
Hyster-Yale Materials Handling, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6)	(335)	(335)	16
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(24,792)	(517,293)	(434,852)	74,255
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,569)	(365,106)	(432,920)	(74,625)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(26,302)	(514,272)	(377,171)	129,000
Lennox International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(570)	(175,258)	(185,860)	(14,082)
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(261)	(45,161)	(51,842)	(8,447)
Masonite International Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(1,446)	(132,001)	(148,128)	(18,176)
MasTec, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,904)	(281,667)	(342,585)	(68,438)
MDU Resources Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,263)	(127,209)	(131,147)	(6,660)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(13,143)	$(867,461)	$(454,616)	$399,553
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,301)	(129,847)	(141,067)	(13,256)
MRC Global, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(14,734)	(153,727)	(148,371)	3,017
Mueller Water Products, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(29,304)	(350,275)	(475,604)	(137,908)
Nordson Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,303)	(285,681)	(323,379)	(42,857)
NOW, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,046)	(69,467)	(62,637)	5,785
Oshkosh Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,386)	(257,471)	(293,194)	(41,018)
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	01/10/28	(230)	(88,635)	(89,709)	(2,204)
Parsons Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,441)	(113,052)	(117,510)	(6,404)
PGT Innovations, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(4,599)	(105,329)	(134,061)	(30,582)
Plug Power, Inc.	USFF -2.120%	Weekly	MS	01/10/28	(19,804)	(269,976)	(205,764)	60,090
Primoris Services Corp.	USFF -0.250%	Weekly	MS	07/06/26	(13,759)	(358,787)	(419,237)	(71,954)
Proto Labs, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,101)	(247,764)	(38,491)	210,506
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,241)	(734,088)	(833,144)	(112,749)
Raytheon Technologies Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,109)	(111,956)	(108,638)	2,012
Regal Rexnord Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,070)	(600,074)	(626,373)	(36,883)
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,775)	(80,617)	(66,667)	12,980
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(127)	(41,664)	(41,840)	(816)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,538)	(188,536)	(214,898)	(30,540)
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,206)	(337,821)	(369,196)	(36,539)
Stanley Black & Decker, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(15)	(2,640)	(1,406)	1,585
Stem, Inc.	USFF -2.120%	Weekly	MS	01/10/28	(8,290)	(48,551)	(47,419)	245
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,242)	(208,212)	(182,922)	22,115
Tennant Co.	USFF -0.250%	Weekly	MS	01/07/27	(777)	(50,442)	(63,022)	(14,597)
Timken Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(534)	(47,701)	(48,877)	(1,888)
Titan Machinery, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,845)	(117,793)	(113,428)	2,579
Trex Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(20,089)	(1,035,894)	(1,317,035)	(313,184)
Vicor Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,300)	(336,860)	(178,200)	152,524
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,563)	(833,074)	(996,111)	(177,369)
Woodward, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,399)	(356,484)	(404,175)	(57,433)
Xometry, Inc., Class A	USFF -0.570%	Weekly	MS	07/08/27	(5,552)	(181,276)	(117,591)	59,669
Zurn Elkay Water Solutions Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,223)	(194,106)	(221,116)	(32,623)
					(575,434)	(20,120,360)	(20,221,365)	(508,842)
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,022)	(448,967)	(427,438)	9,463

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(20,167)	$(185,454)	$(186,343)	$(3,874)
Booz Allen Hamilton Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(496)	(52,995)	(55,354)	(3,152)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,083)	(90,289)	(97,957)	(9,667)
Conduent, Inc.	USFF -0.253%	Weekly	MS	01/10/28	(4,025)	(12,907)	(13,685)	(955)
CSG Systems International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,355)	(199,152)	(176,943)	16,343
Deluxe Corp.	USFF -0.250%	Weekly	MS	01/10/28	(867)	(13,620)	(15,155)	(1,804)
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(11,688)	(352,427)	(316,277)	30,623
Dun & Bradstreet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,512)	(120,035)	(75,344)	41,820
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,375)	(305,545)	(323,538)	(25,094)
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,150)	(107,562)	(107,318)	(1,737)
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,297)	(604,991)	(627,089)	(31,553)
Healthcare Services Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,967)	(54,152)	(44,297)	7,663
HNI Corp.	USFF -0.250%	Weekly	MS	01/05/26	(507)	(19,422)	(14,287)	4,997
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,381)	(112,635)	(117,261)	(6,334)
ICF International, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,659)	(176,377)	(206,363)	(33,772)
Jacobs Solutions, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,002)	(134,273)	(119,128)	12,353
KBR, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,566)	(200,492)	(232,004)	(37,367)
Kforce, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,256)	(73,869)	(78,701)	(6,330)
Leidos Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,195)	(431,533)	(459,654)	(35,301)
Li-Cycle Holdings Corp. (Canada)	USFF -5.520%	Weekly	MS	01/10/28	(3,850)	(19,177)	(21,368)	(2,464)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(533)	(22,328)	(7,878)	13,442
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,442)	(62,958)	(60,737)	960
MSA Safety, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(787)	(120,978)	(136,907)	(17,789)
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(49)	(5,378)	(5,428)	(111)
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(44)	(1,022)	(1,041)	(15)
Planet Labs PBC	USFF -0.264%	Weekly	MS	01/10/28	(284)	(877)	(914)	(31)
RB Global, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(22,844)	(1,250,194)	(1,370,640)	(142,388)
TaskUS, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(191)	(4,943)	(2,162)	4,781
TELUS International CDA, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(293)	(4,701)	(4,448)	202
UniFirst Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,305)	(256,327)	(202,288)	47,884
Upwork, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(13,122)	(548,574)	(122,559)	423,756
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(199)	(34,202)	(34,511)	(1,025)
					(126,513)	(6,028,356)	(5,665,017)	253,524

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,113)	$(949,237)	$(710,944)	$213,023
Arko Corp.	USFF -0.250%	Weekly	MS	01/10/28	(688)	(5,250)	(5,470)	(282)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(717)	(149,663)	(172,381)	(24,994)
AutoNation, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(194)	(30,816)	(31,934)	(1,571)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,323)	(292,580)	(281,425)	6,686
Caleres, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(12,123)	(308,194)	(290,103)	11,336
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(1,371)	(184,708)	(142,529)	40,677
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,198)	(299,951)	(195,138)	95,469
Franchise Group, Inc.	USFF -3.520%	Weekly	MS	01/07/27	(1,815)	(74,858)	(51,982)	17,179
Leslie's, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(19,473)	(296,264)	(182,851)	108,887
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(176)	(50,615)	(53,523)	(3,665)
Macy's, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21,156)	(323,506)	(339,554)	(31,269)
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,230)	(151,608)	(178,657)	(29,355)
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,606)	(381,170)	(257,620)	115,977
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,290)	(192,599)	(214,953)	(25,711)
Petco Health & Wellness Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(22,584)	(460,744)	(200,998)	257,301
RH	USFF -0.250%	Weekly	MS	01/10/28	(1,143)	(296,672)	(376,721)	(88,079)
Sally Beauty Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,726)	(92,848)	(58,366)	33,356
Shoe Carnival, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(237)	(5,408)	(5,565)	(219)
TJX Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(2,016)	(166,876)	(170,937)	(8,088)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/10/28	(2,143)	(526,536)	(473,817)	46,639
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	08/27/24	(8,281)	(362,433)	(144,338)	212,965
					(136,603)	(5,602,536)	(4,539,806)	946,262
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,470)	(369,356)	(408,460)	(49,181)
BRP, Inc., sub-voting shares (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(653)	(48,926)	(55,244)	(7,457)
Columbia Sportswear Co.	USFF -0.250%	Weekly	MS	07/08/27	(1,976)	(177,296)	(152,626)	21,835
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(16,317)	(164,969)	(134,942)	26,959
G-III Apparel Group Ltd.	USFF -0.250%	Weekly	MS	01/05/26	(5,855)	(171,729)	(112,826)	55,561
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(7,838)	(231,753)	(252,697)	(24,888)
Hanesbrands, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(17,552)	(259,624)	(79,686)	167,331
Helen of Troy Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/06/26	(1,065)	(249,057)	(115,041)	130,215

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Kontoor Brands, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,293)	$(178,881)	$(180,735)	$(4,931)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/10/28	(54,759)	(821,679)	(790,172)	15,780
LGI Homes, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(572)	(62,404)	(77,157)	(16,155)
Mattel, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,199)	(131,761)	(121,128)	8,694
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,578)	(349,883)	(369,106)	(24,573)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,819)	(192,822)	(120,225)	64,444
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,627)	(179,680)	(160,129)	16,541
Sonos, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,745)	(119,436)	(126,476)	(8,852)
TopBuild Corp.	USFF -0.250%	Weekly	MS	01/10/28	(83)	(21,764)	(22,080)	(629)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(55,041)	(1,247,386)	(1,092,564)	135,701
VF Corp.	USFF -0.250%	Weekly	MS	07/08/27	(14,312)	(423,088)	(273,216)	132,403
Whirlpool Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,756)	(790,537)	(856,435)	(90,765)
Wolverine World Wide, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(18,885)	(492,884)	(277,421)	194,643
YETI Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(187)	(18,049)	(7,263)	17,334
					(245,582)	(6,702,964)	(5,785,629)	760,010
Consumer Services
Accel Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(260)	(2,679)	(2,746)	(87)
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(12,964)	(1,597,711)	(1,661,466)	(88,253)
Aramark	USFF -0.250%	Weekly	MS	01/10/28	(13,537)	(518,001)	(582,768)	(73,721)
Bally's Corp.	USFF -0.250%	Weekly	MS	01/05/26	(9,455)	(393,585)	(147,120)	240,518
Chegg, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(23,850)	(416,862)	(211,788)	198,797
Choice Hotels International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,644)	(211,636)	(193,203)	15,836
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,954)	(469,628)	(550,278)	(90,516)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,610)	(66,841)	(60,022)	5,448
Cracker Barrel Old Country Store, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,396)	(159,492)	(130,079)	24,055
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,404)	(99,850)	(107,122)	(11,693)
European Wax Center, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(291)	(5,379)	(5,421)	(104)
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,197)	(712,393)	(787,280)	(94,586)
Golden Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,206)	(51,990)	(50,411)	802
International Game Technology PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(3,930)	(122,372)	(125,328)	(4,813)
Krispy Kreme, Inc.	USFF -0.770%	Weekly	MS	07/08/27	(11,871)	(173,159)	(174,860)	(5,157)
Mister Car Wash, Inc.	USFF -0.620%	Weekly	MS	01/07/27	(16,389)	(197,142)	(158,154)	35,984
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(7,202)	(150,253)	(162,261)	(14,293)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
RCI Hospitality Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(128)	$(9,702)	$(9,727)	$(155)
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(16,911)	(730,095)	(791,097)	(86,410)
Restaurant Brands International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(584)	(40,619)	(45,272)	(7,643)
Service Corp. International	USFF -0.250%	Weekly	MS	01/10/28	(3,284)	(232,388)	(212,114)	16,785
Target Hospitality Corp.	USFF -1.920%	Weekly	MS	07/08/27	(5,337)	(75,772)	(71,623)	3,046
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(491)	(56,127)	(55,129)	373
Vail Resorts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(547)	(136,595)	(137,713)	(4,320)
					(149,442)	(6,630,271)	(6,432,982)	59,893
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,027)	(84,202)	(87,869)	(5,914)
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(512)	(122,254)	(124,867)	(4,468)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(6,938)	(232,004)	(248,103)	(19,652)
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,182)	(849,536)	(879,800)	(43,280)
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(502)	(41,546)	(41,490)	(569)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(9,773)	(303,829)	(219,990)	73,856
Target Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,706)	(401,060)	(356,921)	41,247
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(12,324)	(494,582)	(240,934)	246,078
					(41,964)	(2,529,013)	(2,199,974)	287,298
Energy
Antero Midstream Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,016)	(86,941)	(92,986)	(9,773)
Archrock, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,259)	(46,499)	(43,655)	1,842
Baytex Energy Corp. (Canada)	USFF -1.820%	Weekly	MS	07/08/27	(58,953)	(185,702)	(192,187)	(9,374)
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(91)	(2,516)	(2,614)	(117)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(9,027)	(336,513)	(382,023)	(51,049)
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(3,159)	(92,195)	(98,971)	(8,827)
Cenovus Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(50,284)	(812,622)	(853,822)	(60,936)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,522)	(555,098)	(541,684)	(28,653)
CNX Resources Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,424)	(69,331)	(78,393)	(10,173)
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(27,494)	(275,823)	(318,930)	(50,056)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(12,096)	$(361,049)	$(281,232)	$74,443
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,427)	(133,746)	(129,977)	(337)
Denison Mines Corp. (Canada)	USFF -0.870%	Weekly	MS	01/10/28	(49,833)	(51,012)	(62,291)	(12,042)
Diamond Offshore Drilling, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(17,875)	(201,987)	(254,540)	(57,244)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,267)	(1,017,374)	(954,593)	31,658
Dril-Quip, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(791)	(18,687)	(18,407)	14
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(20,224)	(983,318)	(1,002,504)	(51,779)
Earthstone Energy, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(30,816)	(456,619)	(440,361)	9,034
Energy Fuels, Inc. (Canada)	USFF -1.220%	Weekly	MS	01/10/28	(6,783)	(36,358)	(42,326)	(6,505)
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,785)	(51,301)	(36,289)	14,157
HighPeak Energy, Inc.	USFF -11.470%	Weekly	MS	01/10/28	(1,051)	(14,528)	(11,435)	2,891
Kinetik Holdings, Inc.	USFF -0.770%	Weekly	MS	01/07/27	(9,582)	(352,869)	(336,711)	(13,400)
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,727)	(62,499)	(56,994)	4,336
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(55,833)	(1,374,897)	(1,285,276)	63,218
New Fortress Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(37,260)	(1,432,304)	(997,823)	370,876
NexGen Energy Ltd. (Canada)	USFF -0.736%	Weekly	MS	01/10/28	(10,959)	(40,391)	(51,617)	(11,825)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(2,151)	(84,097)	(88,858)	(6,421)
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,453)	(171,507)	(187,147)	(23,321)
NOV, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(59,866)	(928,862)	(960,251)	(48,346)
PDC Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,020)	(608,613)	(641,683)	(48,914)
Permian Resources Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,498)	(87,999)	(93,138)	(6,469)
ProFrac Holding Corp., Class A	USFF -0.970%	Weekly	MS	07/08/27	(7,356)	(150,981)	(82,093)	66,578
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(23,131)	(185,471)	(190,599)	(8,157)
Select Water Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(13,839)	(101,070)	(112,096)	(13,271)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(8,002)	(79,103)	(74,659)	156
SilverBow Resources, Inc.	USFF -0.820%	Weekly	MS	07/08/27	(5,301)	(221,527)	(154,365)	63,783
Suncor Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(4,977)	(143,897)	(145,926)	(7,669)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(32,586)	$(434,373)	$(451,968)	$(24,240)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,114)	(156,323)	(160,875)	(9,001)
TC Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(3,743)	(211,424)	(151,255)	49,986
Tellurian, Inc.	USFF -1.215%	Weekly	MS	07/06/26	(64,294)	(237,724)	(90,655)	143,429
Vermilion Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(13,724)	(163,928)	(170,864)	(10,448)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(16,581)	(509,141)	(541,038)	(54,214)
World Kinect Corp.	USFF -0.250%	Weekly	MS	01/07/27	(14,292)	(378,676)	(295,559)	69,760
					(734,466)	(13,906,895)	(13,160,670)	323,600
Financial Services
WisdomTree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,988)	(42,519)	(47,938)	(7,206)
Food, Beverage & Tobacco
B&G Foods, Inc.	USFF -1.470%	Weekly	MS	01/05/26	(3,288)	(109,405)	(45,769)	52,501
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(16,692)	(1,253,184)	(1,064,783)	169,191
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(24,814)	(622,481)	(617,372)	(6,635)
Fresh Del Monte Produce, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	08/27/24	(2,193)	(65,845)	(56,382)	6,050
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(33,242)	(639,502)	(415,857)	213,851
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	08/27/24	(2,031)	(318,874)	(321,629)	(17,018)
MGP Ingredients, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(37)	(3,874)	(3,932)	(97)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,274)	(34,374)	(27,561)	6,306
National Beverage Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,071)	(55,284)	(51,783)	2,676
Philip Morris International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,988)	(383,115)	(389,309)	(13,652)
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,104)	(23,160)	(23,725)	(900)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,348)	(205,724)	(203,454)	(927)
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	07/06/26	(4,843)	(191,966)	(177,205)	12,379
SunOpta, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(2,715)	(18,622)	(18,163)	194
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(27,899)	(1,409,288)	(1,423,965)	(46,843)
Universal Corp.	USFF -0.250%	Weekly	MS	01/07/27	(3,323)	(189,381)	(165,951)	9,521
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(15,889)	(338,448)	(259,944)	66,981
					(147,751)	(5,862,527)	(5,266,784)	453,578
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,469)	(251,801)	(276,271)	(28,314)
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(10,308)	(267,973)	(125,448)	139,040
Agiliti, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,975)	(91,172)	(82,088)	7,706

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,133)	$(95,405)	$(89,006)	$4,957
Alcon, Inc. (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(1,404)	(112,811)	(115,282)	(4,626)
Align Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,854)	(616,446)	(655,649)	(48,642)
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,184)	(62,543)	(75,228)	(15,690)
Amedisys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,618)	(239,546)	(239,390)	(3,570)
Bausch + Lomb Corp. (Canada)	USFF -5.020%	Weekly	MS	01/10/28	(537)	(10,506)	(10,778)	(412)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,753)	(636,372)	(672,153)	(45,518)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,226)	(132,085)	(129,105)	650
DocGo, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,372)	(21,581)	(22,226)	(955)
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(4,997)	(194,177)	(169,998)	21,220
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,789)	(202,114)	(195,900)	3,121
Glaukos Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,860)	(132,722)	(203,661)	(74,341)
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,293)	(96,848)	(76,985)	18,397
Guardant Health, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(606)	(93,622)	(21,695)	70,511
HealthEquity, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(629)	(48,516)	(39,715)	8,077
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,565)	(590,791)	(613,522)	(31,776)
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,837)	(495,340)	(505,525)	(18,588)
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(831)	(78,604)	(48,314)	29,103
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/07/27	(3,510)	(286,400)	(311,021)	(29,115)
Laboratory Corp. of America Holdings	USFF -0.250%	Weekly	MS	01/10/28	(2,877)	(665,408)	(694,306)	(39,939)
LifeStance Health Group, Inc.	USFF -1.020%	Weekly	MS	01/07/27	(7,229)	(67,522)	(66,001)	328
Masimo Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,900)	(465,041)	(477,195)	(19,270)
ModivCare, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(717)	(98,207)	(32,416)	64,305
Multiplan Corp.	USFF -0.853%	Weekly	MS	01/10/28	(4,481)	(6,631)	(9,455)	(2,905)
Neogen Corp.	USFF -0.250%	Weekly	MS	01/10/28	(12,582)	(232,650)	(273,659)	(46,176)
Nevro Corp.	USFF -0.250%	Weekly	MS	08/27/24	(5,390)	(236,529)	(137,014)	95,906
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(3,089)	(236,019)	(128,194)	104,224
NuVasive, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,923)	(332,919)	(329,518)	(1,872)
Omnicell, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(8,909)	(931,630)	(656,326)	258,429
OrthoPediatrics Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,767)	(89,253)	(77,483)	10,421
Outset Medical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,721)	(200,624)	(103,248)	94,355
Owens & Minor, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,448)	(320,771)	(179,890)	139,352
Pediatrix Medical Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,581)	(150,767)	(93,516)	56,550
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,899)	(127,286)	(137,830)	(12,477)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Progyny, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,067)	$(133,289)	$(81,316)	$56,361
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,429)	(1,309,630)	(1,325,340)	(38,230)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(12,324)	(1,079,891)	(1,021,167)	42,172
RadNet, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(9,339)	(196,348)	(304,638)	(113,952)
ResMed, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(580)	(138,491)	(126,730)	8,693
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,479)	(451,421)	(373,352)	74,744
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	01/07/27	(14,184)	(381,942)	(451,902)	(82,685)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(4,048)	(246,763)	(212,803)	30,231
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/08/27	(513)	(102,420)	(115,415)	(16,458)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,287)	(186,199)	(147,882)	35,596
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(13,668)	(631,671)	(335,413)	286,585
Treace Medical Concepts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,350)	(34,635)	(34,533)	(409)
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(2,966)	(357,643)	(360,043)	(18,126)
Veeva Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,766)	(346,621)	(349,191)	(10,987)
					(238,263)	(14,515,596)	(13,314,736)	956,001
Household & Personal Products
Beauty Health Co. (The)	USFF -0.250%	Weekly	MS	07/08/27	(8,208)	(94,827)	(68,701)	24,691
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(13,302)	(425,943)	(486,853)	(68,305)
Central Garden & Pet Co., Class A	USFF -0.250%	Weekly	MS	08/27/24	(7,222)	(309,567)	(263,314)	41,063
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(170)	(16,971)	(17,039)	(529)
Coty, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,810)	(46,431)	(46,825)	(1,210)
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/07/27	(7,724)	(319,473)	(319,078)	(8,967)
Energizer Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,444)	(99,128)	(82,070)	10,589
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(630)	(70,935)	(85,195)	(18,073)
Olaplex Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(190)	(706)	(707)	9
Reynolds Consumer Products, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,516)	(200,052)	(184,077)	6,370
WD-40 Co.	USFF -0.250%	Weekly	MS	07/06/26	(1,469)	(296,069)	(277,127)	11,211
					(51,685)	(1,880,102)	(1,830,986)	(3,151)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(672)	(191,998)	(201,284)	(13,388)
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,389)	(515,193)	(532,962)	(34,704)
Alcoa Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,705)	(70,108)	(57,851)	16,035

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Algoma Steel Group, Inc. (Canada)	USFF -2.320%	Weekly	MS	01/10/28	(17,919)	$(143,194)	$(127,225)	$13,482
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(10,023)	(985,680)	(871,099)	94,216
Avery Dennison Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,112)	(190,809)	(191,042)	(4,070)
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/06/26	(1,820)	(60,929)	(59,714)	329
Balchem Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,622)	(223,678)	(218,662)	561
Barrick Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(2,777)	(55,408)	(47,015)	11,545
Cabot Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,094)	(306,408)	(273,848)	23,480
Celanese Corp.	USFF -0.250%	Weekly	MS	01/10/28	(10,575)	(1,152,877)	(1,224,585)	(96,548)
Chase Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5)	(605)	(606)	11
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,101)	(93,042)	(102,253)	(11,535)
Coeur Mining, Inc.	USFF -0.262%	Weekly	MS	07/06/26	(242,940)	(1,305,863)	(689,950)	595,895
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(18,687)	(1,149,111)	(1,070,765)	56,058
Crown Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,580)	(137,245)	(137,255)	(2,390)
Equinox Gold Corp. (Canada)	USFF -0.257%	Weekly	MS	08/27/24	(85,633)	(716,152)	(392,199)	312,984
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(26,087)	(184,770)	(147,392)	34,416
FMC Corp.	USFF -0.250%	Weekly	MS	08/27/24	(2,686)	(288,365)	(280,257)	2,096
Haynes International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(48)	(2,380)	(2,439)	(75)
Hecla Mining Co.	USFF -0.250%	Weekly	MS	07/08/27	(48,775)	(262,120)	(251,191)	6,394
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,294)	(237,059)	(191,579)	41,863
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,292)	(106,163)	(92,559)	9,360
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(739)	(6,292)	(6,451)	(314)
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,964)	(122,478)	(147,261)	(27,171)
Mativ Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,134)	(214,952)	(122,986)	77,049
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(7,904)	(331,641)	(326,988)	(3,606)
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/10/28	(12,988)	(282,786)	(297,165)	(19,053)
NewMarket Corp.	USFF +0.250%	Weekly	MS	07/06/26	(92)	(32,305)	(36,995)	(7,383)
Novagold Resources, Inc. (Canada)	USFF -0.273%	Weekly	MS	07/08/27	(11,258)	(56,323)	(44,919)	10,560
Pan American Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(30,617)	(470,013)	(446,396)	15,557
RPM International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(164)	(14,663)	(14,716)	(575)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(50,022)	(271,141)	(256,113)	10,552
Schnitzer Steel Industries, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(4,927)	(216,486)	(147,761)	61,690

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Seabridge Gold, Inc. (Canada)	USFF -0.570%	Weekly	MS	01/10/28	(1,607)	$(20,914)	$(19,364)	$1,249
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,830)	(281,170)	(272,428)	1,683
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(3,321)	(805,464)	(881,792)	(89,627)
Sigma Lithium Corp. (Canada)	USFF -8.470%	Weekly	MS	01/10/28	(1,131)	(42,773)	(45,579)	(3,442)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/07/27	(2,745)	(172,883)	(162,010)	1,525
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(23,645)	(349,783)	(335,286)	7,500
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(2,016)	(237,832)	(192,649)	37,162
Summit Materials, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,444)	(107,943)	(130,355)	(24,105)
TimkenSteel Corp.	USFF -0.250%	Weekly	MS	01/10/28	(457)	(8,961)	(9,857)	(1,013)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/10/28	(29)	(783)	(797)	(6)
Trinseo PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(1,652)	(63,016)	(20,931)	40,093
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(12,778)	(153,569)	(162,408)	(11,551)
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/10/28	(55,612)	(1,214,106)	(1,390,856)	(196,087)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(957)	(85,364)	(82,283)	907
Westrock Co.	USFF -0.250%	Weekly	MS	01/10/28	(28,330)	(862,861)	(823,553)	19,665
Worthington Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(938)	(55,188)	(65,163)	(13,264)
					(763,137)	(14,860,847)	(13,606,794)	944,010
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(92,493)	(456,195)	(279,329)	169,841
AMC Networks, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(2,306)	(81,616)	(27,557)	53,910
Angi, Inc.	USFF -0.770%	Weekly	MS	11/03/25	(30,209)	(446,634)	(99,690)	342,264
Cargurus, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(12,429)	(519,259)	(281,268)	237,524
Cars.com, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(658)	(12,513)	(13,042)	(700)
DISH Network Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(45,697)	(970,232)	(301,143)	654,221
Endeavor Group Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,106)	(73,535)	(74,296)	(1,868)
Gray Television, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(693)	(16,668)	(5,461)	15,722
IAC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,688)	(195,892)	(106,006)	98,964
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(21,205)	(275,867)	(177,062)	94,132
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,246)	(307,588)	(386,853)	(86,395)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,718)	(166,509)	(228,201)	(65,975)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Match Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,213)	$(514,617)	$(511,114)	$(7,284)
New York Times Co. (The), Class A	USFF -0.250%	Weekly	MS	01/10/28	(934)	(36,435)	(36,781)	(823)
Paramount Global, Class B	USFF -0.670%	Weekly	MS	01/10/28	(11,784)	(184,068)	(187,483)	(6,799)
Pinterest, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(11,119)	(288,541)	(303,993)	(24,930)
Roku, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,914)	(705,462)	(506,179)	180,419
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/08/27	(3,048)	(117,008)	(118,537)	(4,277)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(13,987)	(604,552)	(165,606)	469,555
Sphere Entertainment Co.	USFF -0.250%	Weekly	MS	01/05/26	(7,019)	(215,163)	(192,250)	19,631
Warner Music Group Corp., Class A	USFF -0.250%	Weekly	MS	07/06/26	(481)	(23,899)	(12,549)	10,578
WideOpenWest, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,296)	(131,130)	(61,578)	67,560
World Wrestling Entertainment, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,477)	(237,655)	(268,680)	(35,026)
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(41)	(2,890)	(2,872)	(6)
					(309,761)	(6,583,928)	(4,347,530)	2,180,238
Pharmaceuticals, Biotechnology & Life Sciences
Akero Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,583)	(75,447)	(73,910)	405
Amylyx Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,413)	(259,150)	(159,898)	95,296
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,947)	(98,438)	(105,090)	(8,893)
Avid Bioservices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,199)	(122,421)	(58,660)	61,902
Avidity Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,124)	(12,945)	(12,465)	302
Azenta, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(13,905)	(609,505)	(649,085)	(48,904)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(34,779)	(253,569)	(278,232)	(28,534)
BioMarin Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(40)	(3,539)	(3,467)	209
Biomea Fusion, Inc.	USFF -4.570%	Weekly	MS	01/10/28	(273)	(6,037)	(5,992)	(27)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,417)	(203,351)	(197,300)	3,865
Catalent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(17,380)	(1,419,234)	(753,597)	643,878
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(28)	(512)	(505)	20
Cronos Group, Inc. (Canada)	USFF -1.270%	Weekly	MS	01/10/28	(193)	(365)	(380)	(1)
CryoPort, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,821)	(35,312)	(31,412)	3,387

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(17,491)	$(196,435)	$(149,373)	$44,068
Deciphera Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(95)	(1,332)	(1,338)	(5)
Dynavax Technologies Corp.	USFF -0.250%	Weekly	MS	01/10/28	(412)	(5,359)	(5,323)	(26)
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(114,141)	(1,112,354)	(1,148,258)	(52,954)
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,048)	(480,594)	(491,491)	(25,624)
EQRx, Inc.	USFF -1.270%	Weekly	MS	01/10/28	(3,747)	(6,556)	(6,969)	(494)
Exelixis, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,088)	(235,724)	(231,002)	1,238
Immatics NV (Netherlands)	USFF -1.020%	Weekly	MS	01/10/28	(934)	(9,542)	(10,778)	(1,363)
Insmed, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,976)	(113,675)	(126,094)	(14,194)
Intra-Cellular Therapies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(713)	(37,888)	(45,147)	(8,103)
Ionis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,711)	(134,764)	(152,262)	(20,529)
IQVIA Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(755)	(164,972)	(169,701)	(7,241)
Keros Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(225)	(9,219)	(9,041)	57
Kymera Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(986)	(27,820)	(22,668)	4,745
Madrigal Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(400)	(90,280)	(92,400)	(3,485)
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(916)	(219,032)	(117,706)	96,982
Natera, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,898)	(141,651)	(141,017)	(1,519)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(156)	(12,687)	(6,251)	6,262
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	08/27/24	(13,012)	(549,178)	(441,757)	84,011
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,366)	(134,623)	(115,352)	17,225
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(865)	(54,385)	(51,407)	2,333
RAPT Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(34)	(650)	(636)	25
Reata Pharmaceuticals, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,660)	(150,598)	(169,254)	(20,946)
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(155)	(121,244)	(111,374)	27,515

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Rhythm Pharmaceuticals, Inc.	USFF -0.570%	Weekly	MS	01/10/28	(41)	$(681)	$(676)	$15
Seagen, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,192)	(425,671)	(421,872)	(2,713)
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(18,180)	(348,759)	(342,511)	916
SpringWorks Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(35)	(912)	(918)	1
Thermo Fisher Scientific, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(629)	(348,595)	(328,181)	19,351
Ventyx Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,091)	(134,083)	(134,185)	(2,138)
Viking Therapeutics, Inc.	USFF -2.570%	Weekly	MS	01/10/28	(1,138)	(18,151)	(18,447)	(554)
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,414)	(139,211)	(128,799)	8,297
Xencor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,184)	(93,648)	(79,504)	12,727
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(5,482)	(213,834)	(211,057)	(484)
					(317,272)	(8,833,932)	(7,812,742)	886,301
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,132)	(83,748)	(100,748)	(18,265)
Semiconductors & Semiconductor Equipment
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(4,970)	(381,675)	(415,840)	(42,491)
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(371)	(11,023)	(11,037)	(163)
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(8,269)	(74,992)	(143,384)	(74,905)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,832)	(208,673)	(199,571)	5,852
Impinj, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,228)	(115,428)	(110,090)	3,587
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,638)	(277,259)	(255,415)	9,006
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(66)	(4,300)	(4,325)	(70)
MKS Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,624)	(571,953)	(716,054)	(161,741)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,976)	(166,623)	(187,068)	(23,447)
Semtech Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,739)	(99,310)	(120,655)	(22,849)
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,346)	(610,218)	(685,538)	(85,197)
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,007)	(206,518)	(236,766)	(34,481)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
SMART Global Holdings, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(11,755)	$(328,429)	$(341,013)	$(18,146)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,677)	(589,469)	(632,020)	(51,612)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,815)	(487,875)	(506,756)	(25,984)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,203)	(68,803)	(84,727)	(17,035)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,563)	(90,776)	(86,887)	2,099
					(72,079)	(4,293,324)	(4,737,146)	(537,577)
Software & Services
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(19,181)	(521,446)	(444,424)	69,766
Agilysys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(699)	(50,204)	(47,979)	1,474
Alarm.com Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(6,703)	(438,229)	(346,411)	86,261
Alteryx, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(10,384)	(403,583)	(471,434)	(74,024)
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,598)	(26,172)	(28,578)	(2,787)
Appian Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,770)	(112,945)	(131,852)	(22,088)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(17,668)	(584,561)	(454,598)	121,461
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(638)	(153,689)	(106,935)	44,416
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(4,614)	(195,973)	(250,217)	(58,936)
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(11,178)	(156,907)	(111,221)	42,978
Black Knight, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,357)	(278,513)	(260,244)	15,371
Blackbaud, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(634)	(40,497)	(45,128)	(5,758)
Cerence, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,887)	(52,073)	(55,157)	(3,863)
Clear Secure, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,230)	(109,061)	(98,009)	8,567
Cloudflare, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,898)	(167,218)	(189,442)	(24,770)
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(297)	(4,565)	(4,699)	(183)
Digital Turbine, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19,238)	(219,159)	(178,529)	37,288
Dropbox, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(6,936)	(167,718)	(184,983)	(20,775)
Envestnet, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,129)	(740,602)	(601,156)	129,168
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(888)	(33,236)	(45,386)	(30,528)
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,483)	(13,347)	(13,718)	(556)
Hackett Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(10)	(224)	(224)	17
HashiCorp., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(7,896)	(216,110)	(206,717)	6,097

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Informatica, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,287)	$(54,840)	$(60,810)	$(6,790)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	07/06/26	(9,640)	(334,108)	(188,173)	141,921
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(24,359)	(957,799)	(412,154)	531,461
LiveRamp Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,827)	(230,047)	(137,859)	88,513
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(13,691)	(129,937)	(88,444)	39,576
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(5,630)	(221,120)	(233,927)	(18,563)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,240)	(569,972)	(603,352)	(45,803)
Rapid7, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(854)	(61,031)	(38,669)	21,446
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(977)	(313,400)	(31,977)	411,733
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(12,401)	(190,586)	(187,255)	426
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(965)	(167,171)	(169,821)	(5,194)
Tenable Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,129)	(236,142)	(266,918)	(34,380)
Thoughtworks Holding, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(56)	(844)	(423)	429
Twilio, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,283)	(73,804)	(81,624)	(10,552)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(268)	(100,639)	(111,614)	(12,499)
UiPath, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,845)	(78,848)	(80,282)	(2,623)
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(321)	(6,273)	(6,260)	(62)
VMware, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(362)	(49,317)	(52,016)	(3,435)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,818)	(24,743)	(24,066)	318
Zoom Video Communications, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,632)	(183,100)	(178,660)	1,932
					(236,901)	(8,669,753)	(7,231,345)	1,416,450
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(22,805)	(411,380)	(240,137)	159,943
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,394)	(145,488)	(155,361)	(12,086)
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(655)	(114,383)	(106,149)	7,570
Avid Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,410)	(34,116)	(35,955)	(2,342)
Avnet, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,436)	(669,074)	(778,746)	(127,220)
Benchmark Electronics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,330)	(133,987)	(137,674)	(8,595)
Ciena Corp.	USFF -0.250%	Weekly	MS	07/08/27	(12,083)	(592,146)	(513,407)	69,672
Clearfield, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,365)	(127,346)	(111,983)	13,429
Cognex Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,662)	(90,318)	(93,105)	(4,593)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Coherent Corp.	USFF -0.250%	Weekly	MS	07/08/27	(8,289)	$(286,090)	$(422,573)	$(149,284)
CommScope Holding Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(27,327)	(432,683)	(153,851)	272,212
Dell Technologies, Inc., Class C	USFF -0.250%	Weekly	MS	01/10/28	(10,692)	(505,616)	(578,544)	(82,061)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(921)	(117,688)	(119,619)	(3,717)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(9,709)	(146,659)	(156,995)	(13,641)
Infinera Corp.	USFF -0.767%	Weekly	MS	01/10/28	(9,379)	(46,210)	(45,301)	221
Itron, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,607)	(141,372)	(187,965)	(49,947)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,889)	(223,076)	(215,832)	1,628
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,412)	(384,215)	(363,753)	(14,145)
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(1,497)	(242,255)	(275,598)	(37,719)
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(497)	(47,723)	(58,562)	(12,658)
Plexus Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,843)	(166,457)	(181,056)	(17,445)
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(11,411)	(355,630)	(420,153)	(84,359)
Rogers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,977)	(538,965)	(320,136)	214,362
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	01/10/28	(411)	(38,069)	(38,634)	(920)
TE Connectivity Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(1,196)	(163,087)	(167,631)	(7,026)
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,939)	(96,638)	(82,552)	12,623
Ubiquiti, Inc.	USFF -0.620%	Weekly	MS	01/07/27	(1,714)	(462,058)	(301,236)	150,673
Viasat, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(5,553)	(293,407)	(229,117)	60,549
Vontier Corp.	USFF -0.250%	Weekly	MS	07/08/27	(8,269)	(180,496)	(266,344)	(92,743)
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,900)	(186,589)	(185,857)	(4,677)
					(190,572)	(7,373,221)	(6,943,826)	237,704
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,612)	(362,949)	(377,631)	(25,761)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(19,996)	(545,541)	(372,725)	164,464
Globalstar, Inc.	USFF -0.852%	Weekly	MS	01/05/26	(121,745)	(202,017)	(131,485)	68,011
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,038)	(84,276)	(85,696)	(2,693)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/27/24	(4,868)	(164,766)	(94,585)	27,540
United States Cellular Corp.	USFF -0.870%	Weekly	MS	01/10/28	(1,463)	(22,970)	(25,793)	(3,155)
					(158,722)	(1,382,519)	(1,087,915)	228,406

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(14,253)	$(341,182)	$(268,954)	$67,012
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,593)	(93,251)	(100,072)	(8,563)
Heartland Express, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,198)	(99,823)	(101,709)	(3,668)
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(702)	(44,509)	(39,003)	6,819
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(21,225)	(259,651)	(203,548)	52,140
Saia, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(129)	(37,781)	(44,171)	(6,949)
SkyWest, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,994)	(82,469)	(81,196)	(390)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(33,277)	(1,016,997)	(1,204,960)	(212,488)
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,696)	(85,546)	(83,086)	1,051
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(14,973)	(705,414)	(661,507)	25,686
					(98,040)	(2,766,623)	(2,788,206)	(79,350)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(9,724)	(197,295)	(201,579)	(6,784)
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,801)	(166,965)	(146,996)	12,497
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,808)	(411,784)	(404,834)	(447)
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,086)	(126,416)	(126,345)	(1,848)
Avista Corp.	USFF -0.250%	Weekly	MS	07/06/26	(8,324)	(354,784)	(326,883)	9,545
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(2,303)	(125,967)	(118,904)	5,106
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,035)	(317,989)	(321,670)	(9,167)
Clearway Energy, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(1,864)	(50,029)	(50,328)	(6,993)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,721)	(121,724)	(101,109)	23,021
Essential Utilities, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,400)	(115,249)	(95,784)	16,044
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(6,832)	(273,130)	(278,336)	(9,432)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(13,225)	(529,090)	(514,188)	4,285
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(2,333)	(109,960)	(100,529)	4,106
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,368)	(145,873)	(140,357)	3,298
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(667)	(53,161)	(53,800)	(1,434)
Montauk Renewables, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(39)	(294)	(290)	20
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,182)	(222,899)	(223,778)	(8,308)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	11/03/25	(6,234)	(320,032)	(268,374)	31,741
NorthWestern Corp.	USFF -0.250%	Weekly	MS	08/27/24	(4,057)	(269,702)	(230,275)	12,731
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(20,763)	(707,434)	(776,329)	(81,404)
OGE Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(5,467)	(223,659)	(196,320)	17,093
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,585)	(222,642)	(198,554)	13,845

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,407)	$(205,478)	$(193,667)	$8,339
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -1.070%	Weekly	MS	01/10/28	(388)	(2,099)	(2,126)	(39)
Sempra Energy	USFF -0.250%	Weekly	MS	01/10/28	(2,155)	(323,072)	(313,746)	2,218
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	08/27/24	(2,098)	(192,183)	(133,538)	44,947
Sunnova Energy International, Inc.	USFF -0.920%	Weekly	MS	01/10/28	(146)	(2,636)	(2,673)	(57)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(8,126)	(733,413)	(717,038)	2,704
					(133,138)	(6,524,959)	(6,238,350)	85,627

Total Reference Entity — Short						(147,036,406)	(135,344,964)	8,682,773
Net Value of Reference Entity						$(24,880,587)	$7,581,403	$33,867,406

*	Includes $1,405,416 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with end of period unrealized appreciation of $33,867,406, which are considered Level 2 as of and for the period ended June 30, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM NEUTRAL FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.7%
Automobiles & Components — 1.5%
Adient PLC (Ireland)*	2,468	$ 94,574
American Axle & Manufacturing Holdings, Inc.*	20	165
Aptiv PLC (Jersey)*	398	40,632
BorgWarner, Inc.(a)	925	45,242
Ford Motor Co.(a)	12,443	188,263
General Motors Co.(a)	5,310	204,754
Modine Manufacturing Co.*	729	24,071
Rivian Automotive, Inc., Class A*	8,565	142,693
Visteon Corp.(a)*	1,319	189,421
		929,815
Capital Goods — 12.7%
3M Co.	41	4,104
A. O. Smith Corp.	1,525	110,989
Acuity Brands, Inc.	269	43,869
AGCO Corp.	123	16,165
Alamo Group, Inc.	81	14,897
Allegion PLC (Ireland)	156	18,723
Allison Transmission Holdings, Inc.	173	9,768
American Woodmark Corp.*	97	7,408
AMETEK, Inc.(a)	918	148,606
API Group Corp.*	2,568	70,004
Apogee Enterprises, Inc.	26	1,234
Applied Industrial Technologies, Inc.	360	52,139
Armstrong World Industries, Inc.	276	20,275
Array Technologies, Inc.(a)*	18,732	423,343
Atkore, Inc.(a)*	571	89,042
Barnes Group, Inc.	99	4,177
Blue Bird Corp.*	76	1,708
Boeing Co. (The)(a)*	2,034	429,499
Boise Cascade Co.(a)	779	70,383
Brookfield Business Corp., Class A (Canada)	1	19
Builders FirstSource, Inc.(a)*	604	82,144
Carrier Global Corp.(a)	873	43,397
Caterpillar, Inc.(a)	527	129,668
Columbus McKinnon Corp.	36	1,463
Comfort Systems USA, Inc.(a)	1,367	224,461
Crane Co.(a)	1,569	139,829
Crane NXT Co.(a)	675	38,097
CSW Industrials, Inc.	47	7,811
Curtiss-Wright Corp.	428	78,606
Deere & Co.(a)	250	101,297
Donaldson Co., Inc.	1,539	96,203
Dover Corp.	275	40,604
DXP Enterprises, Inc.*	43	1,566
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Eaton Corp. PLC (Ireland)	375	$ 75,412
EMCOR Group, Inc.(a)	139	25,684
Emerson Electric Co.(a)	680	61,465
Encore Wire Corp.(a)	1,145	212,890
Enerpac Tool Group Corp.	1,444	38,988
EnPro Industries, Inc.	434	57,952
Fastenal Co.(a)	930	54,861
Fortive Corp.(a)	611	45,684
Fortune Brands Innovations, Inc.(a)	4,365	314,062
Gates Industrial Corp. PLC (United Kingdom)*	1,290	17,389
General Dynamics Corp.	418	89,933
General Electric Co.(a)	2,194	241,011
Gibraltar Industries, Inc.*	144	9,060
Greenbrier Cos., Inc. (The)	8	345
Griffon Corp.(a)	3,589	144,637
Hillman Solutions Corp.*	4,004	36,076
Honeywell International, Inc.	75	15,563
Howmet Aerospace, Inc.(a)	2,828	140,156
Hubbell, Inc.(a)	286	94,826
Huntington Ingalls Industries, Inc.	240	54,624
Illinois Tool Works, Inc.	444	111,071
Ingersoll Rand, Inc.(a)	980	64,053
Johnson Controls International PLC (Ireland)	300	20,442
Kennametal, Inc.	160	4,542
Lincoln Electric Holdings, Inc.(a)	100	19,863
Lindsay Corp.	2	239
Lockheed Martin Corp.(a)	546	251,367
Masco Corp.(a)	2,412	138,401
MSC Industrial Direct Co., Inc., Class A	1,077	102,617
Mueller Industries, Inc.(a)	3,158	275,630
MYR Group, Inc.*	137	18,953
NEXTracker, Inc., Class A*	83	3,304
nVent Electric PLC (Ireland)	2,349	121,373
Otis Worldwide Corp.(a)	1,118	99,513
PACCAR, Inc.	670	56,045
Powell Industries, Inc.	37	2,242
RBC Bearings, Inc.*	487	105,908
REV Group, Inc.	34	451
Shoals Technologies Group, Inc., Class A(a)*	10,197	260,635
Simpson Manufacturing Co., Inc.	188	26,038
Snap-on, Inc.	242	69,742
SPX Technologies, Inc.*	459	39,001

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Standex International Corp.	45	$ 6,366
Sterling Infrastructure, Inc.*	841	46,928
Terex Corp.(a)	3,310	198,037
Textainer Group Holdings Ltd. (Bermuda)	17	669
Textron, Inc.(a)	2,815	190,378
Trane Technologies PLC (Ireland)	112	21,421
TransDigm Group, Inc.	122	109,089
UFP Industries, Inc.(a)	1,713	166,247
Univar Solutions, Inc.(a)*	6,478	232,172
Valmont Industries, Inc.(a)	535	155,712
Veritiv Corp.(a)	1,280	160,781
Wabash National Corp.	3,816	97,842
Watts Water Technologies, Inc., Class A(a)	734	134,858
Westinghouse Air Brake Technologies Corp.(a)	289	31,695
WillScot Mobile Mini Holdings Corp.(a)*	3,555	169,893
WW Grainger, Inc.(a)	417	328,842
Xylem, Inc.(a)	331	37,277
		8,131,753
Commercial & Professional Services — 2.5%
ACV Auctions, Inc., Class A*	5,330	92,049
Automatic Data Processing, Inc.(a)	499	109,675
Brady Corp., Class A	479	22,786
Brink's Co. (The)	3	203
Broadridge Financial Solutions, Inc.	488	80,827
Ceridian HCM Holding, Inc.(a)*	383	25,650
Cintas Corp.(a)	41	20,380
Clarivate PLC (Jersey)*	13,273	126,492
Clean Harbors, Inc.(a)*	440	72,349
Concentrix Corp.	819	66,134
Copart, Inc.(a)*	1,286	117,296
Enviri Corp.*	640	6,317
GEO Group, Inc. (The)*	16	115
GFL Environmental, Inc. (Canada)	426	16,529
HireRight Holdings Corp.*	7	79
Insperity, Inc.	1,079	128,358
Korn Ferry(a)	783	38,790
Legalzoom.com, Inc.*	1,933	23,351
Paychex, Inc.(a)	631	70,590
Republic Services, Inc.	594	90,983
Robert Half International, Inc.(a)	835	62,809
Rollins, Inc.(a)	2,525	108,146
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Science Applications International Corp.	375	$ 42,180
Steelcase, Inc., Class A	406	3,130
Tetra Tech, Inc.(a)	200	32,748
TriNet Group, Inc.(a)*	246	23,363
TTEC Holdings, Inc.	54	1,827
Verisk Analytics, Inc.(a)	1,040	235,071
		1,618,227
Consumer Discretionary Distribution & Retail — 3.9%
Abercrombie & Fitch Co., Class A*	766	28,863
Amazon.com, Inc.(a)*	2,669	347,931
Arhaus, Inc.*	3,095	32,281
AutoNation, Inc.(a)*	231	38,025
AutoZone, Inc.(a)*	41	102,228
Bath & Body Works, Inc.(a)	4,767	178,762
Best Buy Co., Inc.	86	7,048
Buckle, Inc. (The)(a)	2,191	75,809
CarMax, Inc.*	424	35,489
Chico's FAS, Inc.*	2,383	12,749
eBay, Inc.	965	43,126
Etsy, Inc.(a)*	841	71,157
Five Below, Inc.*	585	114,976
Gap, Inc. (The)	13,740	122,698
Genuine Parts Co.(a)	558	94,430
Group 1 Automotive, Inc.(a)	123	31,746
Home Depot, Inc. (The)(a)	159	49,392
LKQ Corp.(a)	1,351	78,723
Lowe's Cos., Inc.(a)	514	116,010
Monro, Inc.	732	29,741
Murphy USA, Inc.(a)	188	58,489
Nordstrom, Inc.	863	17,666
ODP Corp. (The)*	2,504	117,237
Ollie's Bargain Outlet Holdings, Inc.*	1,520	88,054
O'Reilly Automotive, Inc.*	71	67,826
Pool Corp.	136	50,951
Ross Stores, Inc.(a)	902	101,141
Signet Jewelers Ltd. (Bermuda)	408	26,626
Urban Outfitters, Inc.(a)*	3,592	119,003
Valvoline, Inc.	3,705	138,974
Warby Parker, Inc., Class A*	942	11,012
Wayfair, Inc., Class A*	671	43,622
Williams-Sonoma, Inc.	189	23,651
Winmark Corp.	1	332
		2,475,768

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 2.5%
Beazer Homes USA, Inc.*	58	$ 1,641
Brunswick Corp.	272	23,566
Capri Holdings Ltd. (British Virgin Islands)*	1,591	57,101
Cavco Industries, Inc.*	267	78,765
DR Horton, Inc.(a)	671	81,654
Ethan Allen Interiors, Inc.	1	28
Garmin Ltd. (Switzerland)	907	94,591
GoPro, Inc., Class A*	2,966	12,279
Green Brick Partners, Inc.*	402	22,834
Hasbro, Inc.(a)	2,018	130,706
Kontoor Brands, Inc.	182	7,662
La-Z-Boy, Inc.	193	5,528
Leggett & Platt, Inc.	429	12,707
Lululemon Athletica, Inc.(a)*	687	260,029
Malibu Boats, Inc., Class A*	233	13,668
NIKE, Inc., Class B(a)	110	12,141
Polaris, Inc.(a)	1,376	166,400
PulteGroup, Inc.	1,066	82,807
Ralph Lauren Corp.	376	46,361
Skechers USA, Inc., Class A*	13	685
Skyline Champion Corp.(a)*	752	49,218
Steven Madden Ltd.(a)	3,286	107,419
Tapestry, Inc.(a)	5,764	246,699
Vista Outdoor, Inc.(a)*	2,423	67,044
		1,581,533
Consumer Services — 3.8%
ADT, Inc.	4,126	24,880
Adtalem Global Education, Inc.*	2,109	72,423
Bloomin' Brands, Inc.(a)	1,805	48,536
Booking Holdings, Inc.(a)*	39	105,313
Boyd Gaming Corp.	212	14,706
Bright Horizons Family Solutions, Inc.*	344	31,803
Brinker International, Inc.*	1,111	40,663
Caesars Entertainment, Inc.(a)*	4,914	250,467
Chipotle Mexican Grill, Inc.*	6	12,834
Darden Restaurants, Inc.(a)	441	73,682
Denny's Corp.*	1,165	14,353
Dine Brands Global, Inc.	32	1,857
Frontdoor, Inc.*	1,434	45,745
Hilton Worldwide Holdings, Inc.	507	73,794
Hyatt Hotels Corp., Class A	1,110	127,184
Jack in the Box, Inc.	159	15,507
Marriott International, Inc., Class A(a)	1,940	356,359
McDonald's Corp.(a)	287	85,644
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International(a)	5,438	$ 238,837
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	2,659	57,886
Royal Caribbean Cruises Ltd. (Liberia)*	3,200	331,968
Six Flags Entertainment Corp.*	2,305	59,884
Starbucks Corp.	302	29,916
Stride, Inc.*	87	3,239
Sweetgreen, Inc., Class A*	217	2,782
Wendy's Co. (The)	3,642	79,213
Wingstop, Inc.	147	29,423
Wynn Resorts Ltd.	725	76,567
Yum! Brands, Inc.(a)	744	103,081
		2,408,546
Consumer Staples Distribution & Retail — 1.8%
BJ's Wholesale Club Holdings, Inc.(a)*	2,290	144,293
Casey's General Stores, Inc.(a)	150	36,582
Costco Wholesale Corp.(a)	173	93,140
Dollar Tree, Inc.*	719	103,176
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	14,027	—
Grocery Outlet Holding Corp.*	511	15,642
Kroger Co. (The)(a)	5,059	237,773
PriceSmart, Inc.	512	37,919
Sprouts Farmers Market, Inc.*	1,560	57,299
Sysco Corp.	196	14,543
US Foods Holding Corp.(a)*	4,593	202,092
Walmart, Inc.(a)	1,274	200,247
Weis Markets, Inc.	17	1,092
		1,143,798
Energy — 8.1%
APA Corp.	491	16,777
Arch Resources, Inc.(a)	107	12,065
Baker Hughes Co.(a)	5,240	165,636
Borr Drilling Ltd. (Bermuda)*	688	5,181
Canadian Natural Resources Ltd. (Canada)	1,242	69,875
ChampionX Corp.	4,338	134,652
Cheniere Energy, Inc.	647	98,577
Chesapeake Energy Corp.(a)	3,479	291,123
Chevron Corp.(a)	2,054	323,197
Civitas Resources, Inc.	758	52,582
ConocoPhillips(a)	1,136	117,701
CONSOL Energy, Inc.(a)	1,987	134,739

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Coterra Energy, Inc.(a)	13,929	$ 352,404
Crescent Point Energy Corp. (Canada)	9,247	62,232
CVR Energy, Inc.(a)	999	29,930
Denbury, Inc.(a)*	207	17,856
Devon Energy Corp.	1,055	50,999
DHT Holdings, Inc. (Marshall Islands)	26,819	228,766
Dorian LPG Ltd. (Marshall Islands)	1,856	47,606
Enbridge, Inc. (Canada)	4,029	149,677
Enerplus Corp. (Canada)	8,518	123,255
EOG Resources, Inc.(a)	5,026	575,175
EQT Corp.(a)	2,756	113,354
Equitrans Midstream Corp.	7,385	70,601
Expro Group Holdings NV (Netherlands)*	286	5,068
Exxon Mobil Corp.(a)	2,270	243,458
FLEX LNG Ltd. (Bermuda)	1,936	59,106
Gulfport Energy Corp.*	369	38,771
HF Sinclair Corp.(a)	647	28,863
Imperial Oil Ltd. (Canada)	555	28,394
Kinder Morgan, Inc.(a)	5,542	95,433
Kosmos Energy Ltd.(a)*	10,293	61,655
Liberty Energy, Inc.	3,155	42,182
Marathon Petroleum Corp.(a)	438	51,071
Murphy Oil Corp.(a)	4,995	191,309
Nabors Industries Ltd. (Bermuda)*	728	67,726
NexTier Oilfield Solutions, Inc.*	2,152	19,239
Nordic American Tankers Ltd. (Bermuda)	12,742	46,763
Occidental Petroleum Corp.(a)	1,668	98,078
Oceaneering International, Inc.*	959	17,933
ONEOK, Inc.(a)	2,555	157,695
Par Pacific Holdings, Inc.*	1,697	45,157
Pembina Pipeline Corp. (Canada)	1,589	49,958
Phillips 66	510	48,644
Pioneer Natural Resources Co.	132	27,348
RPC, Inc.	2,585	18,483
Southwestern Energy Co.(a)*	3,630	21,816
TechnipFMC PLC (United Kingdom)*	6,804	113,083
Tidewater, Inc.*	1,494	82,827
US Silica Holdings, Inc.*	7,309	88,658
Valaris Ltd. (Bermuda)*	732	46,065
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
W&T Offshore, Inc.*	3,666	$ 14,187
Weatherford International PLC (Ireland)*	1,389	92,257
		5,145,187
Financial Services — 1.8%
Affiliated Managers Group, Inc.	295	44,217
Berkshire Hathaway, Inc., Class B(a)*	682	232,562
BlackRock, Inc.	99	68,423
Cboe Global Markets, Inc.	601	82,944
CME Group, Inc.(a)	347	64,296
FactSet Research Systems, Inc.	26	10,417
Franklin Resources, Inc.(a)	7,237	193,300
Intercontinental Exchange, Inc.(a)	1,287	145,534
MarketAxess Holdings, Inc.	120	31,370
Nasdaq, Inc.(a)	2,316	115,453
Open Lending Corp., Class A*	2,635	27,694
T Rowe Price Group, Inc.(a)	996	111,572
		1,127,782
Food, Beverage & Tobacco — 4.2%
Altria Group, Inc.(a)	4,110	186,183
Archer-Daniels-Midland Co.(a)	1,051	79,414
Boston Beer Co., Inc. (The), Class A*	5	1,542
Bunge Ltd. (Bermuda)	687	64,818
Cal-Maine Foods, Inc.(a)	7,140	321,300
Campbell Soup Co.(a)	2,855	130,502
Celsius Holdings, Inc.(a)*	1,000	149,190
Coca-Cola Co. (The)(a)	2,241	134,953
Coca-Cola Consolidated, Inc.	55	34,981
Conagra Brands, Inc.	112	3,777
Constellation Brands, Inc., Class A(a)	47	11,568
Dole PLC (Ireland)	373	5,043
Duckhorn Portfolio, Inc. (The)*	1,595	20,687
General Mills, Inc.(a)	2,097	160,840
Hershey Co. (The)	482	120,355
Hormel Foods Corp.	931	37,445
Ingredion, Inc.	299	31,679
J M Smucker Co. (The)(a)	1,509	222,834
John B Sanfilippo & Son, Inc.	95	11,141
Kellogg Co.(a)	1,505	101,437
Keurig Dr Pepper, Inc.(a)	4,771	149,189
Kraft Heinz Co. (The)(a)	4,133	146,721
Lamb Weston Holdings, Inc.(a)	1,057	121,502
Lancaster Colony Corp.	630	126,687

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	120	$ 10,468
Molson Coors Beverage Co., Class B	763	50,236
Mondelez International, Inc., Class A	260	18,964
Monster Beverage Corp.*	539	30,960
PepsiCo, Inc.(a)	366	67,791
Pilgrim's Pride Corp.(a)*	959	20,609
TreeHouse Foods, Inc.*	1,905	95,974
		2,668,790
Health Care Equipment & Services — 6.3%
Abbott Laboratories	363	39,574
Addus HomeCare Corp.*	235	21,785
AmerisourceBergen Corp.	180	34,637
AtriCure, Inc.*	505	24,927
Avanos Medical, Inc.*	465	11,885
Axonics, Inc.(a)*	1,369	69,094
Baxter International, Inc.(a)	4,930	224,611
Boston Scientific Corp.*	1,102	59,607
Cardinal Health, Inc.(a)	2,675	252,975
Centene Corp.(a)*	2,623	176,921
Certara, Inc.*	1,287	23,436
Cigna Group (The)(a)	247	69,308
Cross Country Healthcare, Inc.*	3,078	86,430
CVS Health Corp.(a)	2,658	183,748
DaVita, Inc.(a)*	1,505	151,207
Dexcom, Inc.(a)*	308	39,581
Edwards Lifesciences Corp.(a)*	597	56,315
Elevance Health, Inc.	74	32,878
Embecta Corp.	21	454
Encompass Health Corp.	342	23,157
Enovis Corp.(a)*	2,298	147,348
Ensign Group, Inc. (The)	121	11,551
Fulgent Genetics, Inc.(a)*	1,889	69,950
GE HealthCare Technologies, Inc.(a)	1,671	135,752
Haemonetics Corp.*	995	84,714
HCA Healthcare, Inc.(a)	591	179,357
Hims & Hers Health, Inc.*	2,350	22,090
Hologic, Inc.*	331	26,801
Humana, Inc.(a)	334	149,341
IDEXX Laboratories, Inc.*	40	20,089
Inspire Medical Systems, Inc.(a)*	563	182,772
Integra LifeSciences Holdings Corp.*	1,323	54,415
Intuitive Surgical, Inc.*	148	50,607
iRhythm Technologies, Inc.(a)*	378	39,433
Lantheus Holdings, Inc.(a)*	5,245	440,160
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
McKesson Corp.(a)	67	$ 28,630
Medtronic PLC (Ireland)	804	70,832
Molina Healthcare, Inc.(a)*	500	150,620
National HealthCare Corp.	5	309
NeoGenomics, Inc.*	588	9,449
NextGen Healthcare, Inc.*	1,382	22,416
Patterson Cos., Inc.	192	6,386
Penumbra, Inc.*	53	18,235
Privia Health Group, Inc.*	1,761	45,980
Shockwave Medical, Inc.(a)*	141	40,243
SI-BONE, Inc.*	163	4,398
Simulations Plus, Inc.	2	87
TransMedics Group, Inc.(a)*	1,781	149,568
UFP Technologies, Inc.*	252	48,850
UnitedHealth Group, Inc.	167	80,267
Varex Imaging Corp.*	57	1,344
Zimmer Biomet Holdings, Inc.(a)	994	144,726
		4,019,250
Household & Personal Products — 1.8%
Clorox Co. (The)	402	63,934
Colgate-Palmolive Co.	600	46,224
elf Beauty, Inc.(a)*	5,669	647,570
Estee Lauder Cos., Inc. (The), Class A	282	55,379
Kimberly-Clark Corp.(a)	1,260	173,956
Procter & Gamble Co. (The)(a)	748	113,501
Spectrum Brands Holdings, Inc.	997	77,816
		1,178,380
Materials — 6.9%
Alamos Gold, Inc., Class A (Canada)	16,431	195,858
Alpha Metallurgical Resources, Inc.(a)	884	145,294
Arconic Corp.*	6	177
ATI, Inc.(a)*	1,280	56,614
Avient Corp.	1,457	59,591
Ball Corp.(a)	1,060	61,703
Bioceres Crop Solutions Corp. (Cayman Islands)*	2	27
CF Industries Holdings, Inc.(a)	2,272	157,722
Commercial Metals Co.	2,466	129,860
Dow, Inc.	1,198	63,806
DuPont de Nemours, Inc.(a)	2,950	210,748
Eagle Materials, Inc.(a)	9	1,678
Eastman Chemical Co.(a)	576	48,223
Ecolab, Inc.	102	19,042

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Franco-Nevada Corp. (Canada)	1,443	$ 205,772
Graphic Packaging Holding Co.(a)	8,229	197,743
Greif, Inc., Class A	393	27,074
Hawkins, Inc.	22	1,049
HB Fuller Co.	102	7,294
Hudbay Minerals, Inc. (Canada)	1,802	8,650
Huntsman Corp.	1,211	32,721
Innospec, Inc.	179	17,979
International Flavors & Fragrances, Inc.	228	18,147
International Paper Co.(a)	3,162	100,583
Kinross Gold Corp. (Canada)	58,515	279,117
Linde PLC (Ireland)	352	134,140
Lithium Americas Corp. (Canada)*	1,623	32,801
Livent Corp.(a)*	9,233	253,261
LSB Industries, Inc.*	1,621	15,967
Martin Marietta Materials, Inc.(a)	118	54,479
Materion Corp.	125	14,275
Minerals Technologies, Inc.	171	9,865
Mosaic Co. (The)(a)	3,302	115,570
Myers Industries, Inc.	27	525
NewMarket Corp.	189	76,001
Newmont Corp.	648	27,644
Nucor Corp.(a)	979	160,536
Olin Corp.(a)	3,121	160,388
Packaging Corp. of America(a)	680	89,869
Pactiv Evergreen, Inc.	90	681
Perimeter Solutions SA (Luxembourg)*	2,243	13,794
Quaker Chemical Corp.	136	26,506
Reliance Steel & Aluminum Co.(a)	175	47,528
Sealed Air Corp.	534	21,360
Silgan Holdings, Inc.(a)	1,080	50,641
Southern Copper Corp.	449	32,211
Steel Dynamics, Inc.(a)	2,211	240,844
SunCoke Energy, Inc.	35	275
Teck Resources Ltd., Class B (Canada)	1,952	82,179
Vulcan Materials Co.(a)	629	141,802
Warrior Met Coal, Inc.(a)	2,615	101,854
Westlake Corp.(a)	2,547	304,290
Wheaton Precious Metals Corp. (Canada)	3,967	171,454
		4,427,212
Media & Entertainment — 5.0%
Activision Blizzard, Inc.(a)*	1,099	92,646
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Advantage Solutions, Inc.*	93	$ 218
Alphabet, Inc., Class A(a)*	4,342	519,737
Bumble, Inc., Class A(a)*	11,167	187,382
Cable One, Inc.	19	12,485
Charter Communications, Inc., Class A(a)*	363	133,355
Cinemark Holdings, Inc.(a)*	16,422	270,963
Comcast Corp., Class A(a)	3,522	146,339
Eventbrite, Inc., Class A*	1,539	14,697
Fox Corp., Class A(a)	1,659	56,406
Interpublic Group of Cos., Inc. (The)	1,721	66,396
John Wiley & Sons, Inc., Class A	99	3,369
Madison Square Garden Sports Corp.	494	92,897
Meta Platforms, Inc., Class A(a)*	2,839	814,736
Netflix, Inc.(a)*	421	185,446
New York Times Co. (The), Class A	548	21,580
News Corp., Class A(a)	2,995	58,403
Nexstar Media Group, Inc.	114	18,987
Omnicom Group, Inc.(a)	804	76,501
Shutterstock, Inc.(a)	3,214	156,425
Sirius XM Holdings, Inc.(a)	5,974	27,062
TEGNA, Inc.	1,069	17,361
Trade Desk, Inc. (The), Class A(a)*	311	24,015
TripAdvisor, Inc.(a)*	6,259	103,211
Vimeo, Inc.*	2,683	11,054
Walt Disney Co. (The)*	458	40,890
ZipRecruiter, Inc., Class A*	989	17,565
ZoomInfo Technologies, Inc.(a)*	840	21,328
		3,191,454
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
AbCellera Biologics, Inc. (Canada)*	2,163	13,973
Agilent Technologies, Inc.	567	68,182
Agios Pharmaceuticals, Inc.*	40	1,133
Amphastar Pharmaceuticals, Inc.*	371	21,321
ANI Pharmaceuticals, Inc.*	52	2,799
Arcturus Therapeutics Holdings, Inc.*	405	11,615
Ardelyx, Inc.*	9,659	32,744
Avantor, Inc.(a)*	9,068	186,257
Biogen, Inc.(a)*	1,025	291,971
Bristol-Myers Squibb Co.(a)	2,263	144,719
Catalyst Pharmaceuticals, Inc.(a)*	10,166	136,631
Collegium Pharmaceutical, Inc.*	1,451	31,182
Corcept Therapeutics, Inc.*	419	9,323
Danaher Corp.	315	75,600

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Exact Sciences Corp.(a)*	1,908	$ 179,161
Gilead Sciences, Inc.	2	154
Harmony Biosciences Holdings, Inc.(a)*	4,814	169,405
Horizon Therapeutics PLC (Ireland)*	336	34,558
Illumina, Inc.(a)*	8	1,500
ImmunoGen, Inc.*	1,383	26,097
Ironwood Pharmaceuticals, Inc.*	6,160	65,542
Jazz Pharmaceuticals PLC (Ireland)*	1,758	217,939
Johnson & Johnson(a)	1,091	180,582
Ligand Pharmaceuticals, Inc.*	347	25,019
Maravai LifeSciences Holdings, Inc., Class A(a)*	3,804	47,284
Medpace Holdings, Inc.*	59	14,170
Merck & Co., Inc.	367	42,348
Mettler-Toledo International, Inc.(a)*	134	175,760
Organon & Co.	294	6,118
Pacific Biosciences of California, Inc.*	5,583	74,254
Pfizer, Inc.(a)	11,331	415,621
QIAGEN NV (Netherlands)*	566	25,487
Repligen Corp.*	674	95,344
Revvity, Inc.(a)	2,661	316,100
Sarepta Therapeutics, Inc.(a)*	95	10,879
Supernus Pharmaceuticals, Inc.*	248	7,455
TG Therapeutics, Inc.(a)*	6,490	161,212
Twist Bioscience Corp.*	188	3,846
United Therapeutics Corp.(a)*	157	34,658
Viatris, Inc.(a)	10,966	109,441
Waters Corp.*	150	39,981
West Pharmaceutical Services, Inc.	42	16,064
Zoetis, Inc.(a)	516	88,860
		3,612,289
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc.*	953	108,556
Allegro MicroSystems, Inc.(a)*	6,266	282,847
Analog Devices, Inc.	71	13,831
Applied Materials, Inc.(a)	1,326	191,660
Axcelis Technologies, Inc.(a)*	882	161,697
Broadcom, Inc.(a)	406	352,176
Cirrus Logic, Inc.(a)*	1,255	101,667
Diodes, Inc.*	890	82,316
Enphase Energy, Inc.*	1,239	207,508
Lam Research Corp.(a)	441	283,501
Lattice Semiconductor Corp.(a)*	1,237	118,839
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
MaxLinear, Inc.(a)*	1,720	$ 54,283
Microchip Technology, Inc.(a)	2,540	227,559
Monolithic Power Systems, Inc.	81	43,759
NVIDIA Corp.(a)	347	146,788
NXP Semiconductors NV (Netherlands)	1,576	322,576
ON Semiconductor Corp.(a)*	2,808	265,581
Photronics, Inc.*	3,731	96,222
Qorvo, Inc.*	704	71,829
QUALCOMM, Inc.	1,051	125,111
Rambus, Inc.(a)*	1,481	95,036
Silicon Laboratories, Inc.(a)*	52	8,202
Skyworks Solutions, Inc.(a)	1,927	213,300
Synaptics, Inc.(a)*	278	23,736
Universal Display Corp.	190	27,385
		3,625,965
Software & Services — 9.0%
Accenture PLC, Class A (Ireland)	115	35,487
Adeia, Inc.	209	2,301
Adobe, Inc.(a)*	780	381,412
Amdocs Ltd. (Guernsey)	615	60,793
ANSYS, Inc.(a)*	417	137,723
Appfolio, Inc., Class A*	78	13,427
Asana, Inc., Class A(a)*	5,348	117,870
BlackBerry Ltd. (Canada)*	11,697	64,684
Box, Inc., Class A(a)*	1,812	53,237
Cadence Design Systems, Inc.*	228	53,471
CGI, Inc. (Canada)*	60	6,326
Descartes Systems Group, Inc. (The) (Canada)*	408	32,685
DigitalOcean Holdings, Inc.*	1,016	40,782
Dolby Laboratories, Inc., Class A	590	49,371
DoubleVerify Holdings, Inc.*	922	35,884
DXC Technology Co.(a)*	3,255	86,974
Elastic NV (Netherlands)*	755	48,411
Fortinet, Inc.(a)*	3,661	276,735
Gartner, Inc.(a)*	417	146,079
Gen Digital, Inc.(a)	7,071	131,167
Guidewire Software, Inc.(a)*	529	40,246
HubSpot, Inc.*	99	52,677
InterDigital, Inc.(a)	2,548	246,009
International Business Machines Corp.(a)	951	127,253
Intuit, Inc.	186	85,223
JFrog Ltd. (Israel)*	7	194
Manhattan Associates, Inc.(a)*	57	11,393

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Microsoft Corp.(a)	1,520	$ 517,621
MongoDB, Inc.(a)*	782	321,394
NCR Corp.(a)*	5,830	146,916
New Relic, Inc.(a)*	2,495	163,273
Nutanix, Inc., Class A*	2,099	58,877
Oracle Corp.	441	52,519
PagerDuty, Inc.(a)*	1,340	30,123
Palantir Technologies, Inc., Class A(a)*	17,386	266,527
Palo Alto Networks, Inc.(a)*	1,108	283,105
Procore Technologies, Inc.*	276	17,959
Q2 Holdings, Inc.*	583	18,015
Qualys, Inc.(a)*	824	106,436
Roper Technologies, Inc.	9	4,327
Salesforce, Inc.(a)*	1,486	313,932
Samsara, Inc., Class A(a)*	6,645	184,133
ServiceNow, Inc.(a)*	717	402,933
Splunk, Inc.(a)*	860	91,237
Sprinklr, Inc., Class A*	1,159	16,029
Squarespace, Inc., Class A*	2,829	89,227
Unity Software, Inc.*	1,055	45,808
Varonis Systems, Inc.*	728	19,401
Verint Systems, Inc.*	375	13,148
VeriSign, Inc.(a)*	236	53,329
Weave Communications, Inc.*	83	922
Workday, Inc., Class A*	442	99,843
Yext, Inc.*	4,856	54,921
Zuora, Inc., Class A*	785	8,612
		5,718,381
Technology Hardware & Equipment — 5.8%
Amphenol Corp., Class A(a)	1,413	120,034
Apple, Inc.(a)	2,909	564,259
Arlo Technologies, Inc.*	1,153	12,579
Arrow Electronics, Inc.*	368	52,709
Bel Fuse, Inc., Class B	24	1,378
Belden, Inc.	233	22,286
CDW Corp.(a)	643	117,990
Cisco Systems, Inc.(a)	5,239	271,066
Corsair Gaming, Inc.*	198	3,513
Digi International, Inc.*	499	19,656
Extreme Networks, Inc.*	2,327	60,618
F5, Inc.(a)*	303	44,317
Hewlett Packard Enterprise Co.(a)	13,658	229,454
HP, Inc.(a)	2,831	86,940
Insight Enterprises, Inc.(a)*	1,112	162,730
IonQ, Inc.*	7,603	102,869
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
IPG Photonics Corp.*	320	$ 43,462
Jabil, Inc.	257	27,738
Keysight Technologies, Inc.*	115	19,257
Methode Electronics, Inc.	39	1,307
Motorola Solutions, Inc.(a)	717	210,282
Napco Security Technologies, Inc.	657	22,765
NetApp, Inc.(a)	1,007	76,935
NetScout Systems, Inc.*	3,816	118,105
OSI Systems, Inc.*	201	23,684
PC Connection, Inc.	8	361
Sanmina Corp.*	1,195	72,023
Seagate Technology Holdings PLC (Ireland)	960	59,395
SmartRent, Inc.*	74	283
Super Micro Computer, Inc.(a)*	3,731	929,952
Teledyne Technologies, Inc.(a)*	197	80,989
Trimble, Inc.*	931	49,287
Vishay Intertechnology, Inc.(a)	1,062	31,223
Xerox Holdings Corp.	329	4,899
Zebra Technologies Corp., Class A*	281	83,128
		3,727,473
Telecommunication Services — 0.8%
AT&T, Inc.(a)	7,610	121,380
EchoStar Corp., Class A*	1,126	19,525
IDT Corp., Class B*	17	439
Iridium Communications, Inc.	1,289	80,073
T-Mobile US, Inc.(a)*	1,099	152,651
Verizon Communications, Inc.(a)	4,511	167,764
		541,832
Transportation — 3.2%
American Airlines Group, Inc.(a)*	27,528	493,852
ArcBest Corp.(a)	1,370	135,356
Canadian National Railway Co. (Canada)	117	14,165
CH Robinson Worldwide, Inc.(a)	3,205	302,392
CSX Corp.(a)	2,465	84,056
Delta Air Lines, Inc.*	645	30,663
Expeditors International of Washington, Inc.(a)	1,468	177,819
FedEx Corp.	56	13,882
Forward Air Corp.	264	28,013
Hub Group, Inc., Class A*	897	72,047
Landstar System, Inc.(a)	615	118,412
Norfolk Southern Corp.(a)	267	60,545
Old Dominion Freight Line, Inc.(a)	61	22,555

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
RXO, Inc.*	1,681	$ 38,108
Ryder System, Inc.(a)	900	76,311
Schneider National, Inc., Class B	479	13,757
Spirit Airlines, Inc.	2,654	45,543
TFI International, Inc. (Canada)	528	60,171
Uber Technologies, Inc.*	2,339	100,975
Union Pacific Corp.(a)	292	59,749
United Parcel Service, Inc., Class B	275	49,294
XPO, Inc.(a)*	568	33,512
		2,031,177
Utilities — 1.7%
Algonquin Power & Utilities Corp. (Canada)	1,924	15,892
ALLETE, Inc.	950	55,072
American States Water Co.	61	5,307
American Water Works Co., Inc.	309	44,110
Black Hills Corp.	312	18,801
Brookfield Renewable Corp., Class A (Canada)	1,250	39,400
Chesapeake Utilities Corp.	2	238
Consolidated Edison, Inc.(a)	3,727	336,921
Constellation Energy Corp.(a)	688	62,986
Dominion Energy, Inc.	332	17,194
Duke Energy Corp.	683	61,293
Entergy Corp.(a)	1,101	107,204
National Fuel Gas Co.(a)	1,194	61,324
Otter Tail Corp.	477	37,664
Pinnacle West Capital Corp.	43	3,503
PNM Resources, Inc.	2,401	108,285
Public Service Enterprise Group, Inc.	407	25,482
SJW Group	203	14,232
Vistra Corp.	3,477	91,271
		1,106,179
TOTAL COMMON STOCKS (Cost $51,827,564)		60,410,791
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%		3,392,972
NET ASSETS - 100.0%		$63,803,763

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
The following table represents the individual long and short positions and related values of total return swaps, which represents (69.6)% of net assets as of June 30, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	738	$25,575	$28,280	$4,780
American Axle & Manufacturing Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3	25	25	3
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/10/28	103	9,704	10,515	1,578
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/08/27	244	8,785	11,934	4,082
Ford Motor Co.	USFF +0.250%	Weekly	MS	01/10/28	3,494	41,061	52,864	15,971
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	1,519	49,944	58,573	13,198
Modine Manufacturing Co.	USFF +0.250%	Weekly	MS	07/08/27	195	4,029	6,439	2,729
Rivian Automotive, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,444	35,350	40,717	8,180
Visteon Corp.	USFF +0.250%	Weekly	MS	01/07/27	358	51,439	51,412	4,005
					9,098	225,912	260,759	54,526
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/10/28	11	1,098	1,101	450
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	07/08/27	445	28,663	32,387	6,123
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	76	12,152	12,394	1,205
AGCO Corp.	USFF +0.250%	Weekly	MS	01/10/28	34	4,082	4,468	919
Alamo Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	27	4,780	4,966	563
Allison Transmission Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	29	1,200	1,637	821
American Woodmark Corp.	USFF +0.250%	Weekly	MS	01/10/28	21	1,421	1,604	295
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	312	43,991	50,507	10,274
API Group Corp.	USFF +0.250%	Weekly	MS	01/10/28	746	16,823	20,336	4,842
Apogee Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8	384	380	27
Applied Industrial Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	99	13,261	14,338	2,176
Armstrong World Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	75	5,108	5,510	873
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,511	117,283	124,549	16,521
Atkore, Inc.	USFF +0.250%	Weekly	MS	08/29/25	127	11,797	19,804	11,478
Barnes Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	37	1,525	1,561	157
Blue Bird Corp.	USFF +0.250%	Weekly	MS	01/10/28	23	499	517	59
Boeing Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	383	76,862	80,874	10,131
Boise Cascade Co.	USFF +0.250%	Weekly	MS	07/06/26	204	12,256	18,431	8,490
Brookfield Business Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	1	21	19	—
Builders FirstSource, Inc.	USFF +0.250%	Weekly	MS	01/07/27	137	12,151	18,632	7,441
Carrier Global Corp.	USFF +0.250%	Weekly	MS	01/07/27	243	8,443	12,080	4,475

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	145	$31,052	$35,677	$7,216
Columbus McKinnon Corp.	USFF +0.250%	Weekly	MS	01/10/28	18	712	732	77
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	383	55,459	62,889	11,868
Crane Co.	USFF +0.250%	Weekly	MS	07/08/27	407	28,960	36,272	9,871
Crane NXT Co.	USFF +0.250%	Weekly	MS	07/08/27	179	6,544	10,103	4,283
CSW Industrials, Inc.	USFF +0.250%	Weekly	MS	01/10/28	18	2,779	2,991	433
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	01/10/28	117	19,970	21,488	3,134
Deere & Co.	USFF +0.250%	Weekly	MS	07/08/27	67	24,807	27,148	4,580
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	400	23,909	25,004	3,127
Dover Corp.	USFF +0.250%	Weekly	MS	01/10/28	72	10,304	10,631	1,171
DXP Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15	544	546	46
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	105	17,540	21,116	5,304
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	35	5,052	6,467	2,080
Emerson Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	203	16,130	18,349	3,644
Encore Wire Corp.	USFF +0.250%	Weekly	MS	01/07/27	311	36,474	57,824	25,068
Enerpac Tool Group Corp.	USFF +0.250%	Weekly	MS	07/08/27	389	9,684	10,503	1,584
EnPro Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	112	11,645	14,955	4,344
Fastenal Co.	USFF +0.250%	Weekly	MS	01/10/28	255	13,378	15,042	2,820
Fortive Corp.	USFF +0.250%	Weekly	MS	01/07/27	176	9,445	13,160	4,702
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,222	71,175	87,923	22,922
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/10/28	375	4,783	5,055	650
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	112	24,265	24,097	1,785
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	516	37,127	56,683	26,977
Gibraltar Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	32	1,870	2,013	292
Greenbrier Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	4	171	172	16
Griffon Corp.	USFF +0.250%	Weekly	MS	01/10/28	985	33,938	39,695	9,985
Hillman Solutions Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,129	9,197	10,172	1,702
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	24	4,501	4,980	903
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	802	27,755	39,747	14,261
Hubbell, Inc.	USFF +0.250%	Weekly	MS	01/07/27	86	16,711	28,514	13,918
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	68	13,276	15,477	3,518
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	07/08/27	107	22,220	26,767	6,700
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/10/28	264	13,993	17,255	4,545

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	94	$5,753	$6,405	$1,328
Kennametal, Inc.	USFF +0.250%	Weekly	MS	01/10/28	43	1,217	1,221	101
Lincoln Electric Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	29	3,612	5,760	2,495
Lindsay Corp.	USFF +0.250%	Weekly	MS	01/10/28	1	117	119	13
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/06/26	145	61,410	66,755	11,158
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	633	31,987	36,322	7,125
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	293	27,474	27,917	2,612
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	07/06/26	871	52,315	76,021	29,268
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	27	3,653	3,735	371
NEXTracker, Inc.	USFF +0.250%	Weekly	MS	01/10/28	23	905	916	82
nVent Electric PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	694	27,743	35,859	10,836
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/08/27	313	23,352	27,860	6,526
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	183	12,326	15,308	4,336
Powell Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15	898	909	82
RBC Bearings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	135	30,148	29,358	1,550
REV Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10	131	133	13
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	2,752	62,107	70,341	13,167
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	55	4,650	7,618	3,364
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	67	16,289	19,309	4,425
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	120	9,467	10,196	1,477
Standex International Corp.	USFF +0.250%	Weekly	MS	01/10/28	13	1,809	1,839	174
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	225	8,737	12,555	4,521
Terex Corp.	USFF +0.250%	Weekly	MS	01/10/28	929	44,113	55,582	15,238
Textainer Group Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	5	200	197	14
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	777	47,213	52,549	9,286
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	31	5,359	5,929	1,012
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	35	25,373	31,296	8,164
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	01/07/27	481	37,775	46,681	12,259
Univar Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,792	63,576	64,225	5,667
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/08/27	147	45,027	42,784	1,427

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Veritiv Corp.	USFF +0.250%	Weekly	MS	07/06/26	381	$44,283	$47,857	$7,614
Wabash National Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,082	24,580	27,742	5,205
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	215	35,743	39,502	6,675
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/07/27	79	6,423	8,664	2,891
WillScot Mobile Mini Holdings Corp.	USFF +0.250%	Weekly	MS	07/08/27	983	44,236	46,978	6,273
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/06/26	111	56,309	87,533	40,661
Xylem, Inc.	USFF +0.250%	Weekly	MS	07/08/27	50	4,875	5,631	1,201
					31,521	1,850,355	2,195,148	519,457
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,705	25,618	29,445	5,850
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/05/26	135	28,780	29,672	3,822
Brady Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	127	6,420	6,041	134
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	158	22,388	26,170	5,902
Ceridian HCM Holding, Inc.	USFF +0.250%	Weekly	MS	07/08/27	104	5,201	6,965	2,175
Cintas Corp.	USFF +0.250%	Weekly	MS	07/06/26	11	4,741	5,468	1,129
Clarivate PLC (Jersey)	USFF +0.250%	Weekly	MS	01/10/28	3,648	31,307	34,765	6,029
Clean Harbors, Inc.	USFF +0.250%	Weekly	MS	01/10/28	121	16,048	19,896	5,370
Concentrix Corp.	USFF +0.250%	Weekly	MS	01/10/28	219	23,277	17,684	(3,713)
Copart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	331	18,937	30,191	12,967
Enviri Corp.	USFF +0.250%	Weekly	MS	01/10/28	182	1,648	1,796	279
GEO Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	1	7	7	(5)
GFL Environmental, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	103	3,752	3,996	541
Insperity, Inc.	USFF +0.250%	Weekly	MS	07/08/27	283	31,946	33,666	4,433
Korn Ferry	USFF +0.250%	Weekly	MS	01/07/27	215	11,833	10,651	(193)
Legalzoom.com, Inc.	USFF +0.250%	Weekly	MS	01/10/28	565	6,576	6,825	769
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/05/26	176	19,129	19,689	2,245
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	164	21,250	25,120	5,710
Robert Half International, Inc.	USFF +0.250%	Weekly	MS	01/05/26	222	15,872	16,699	2,304
Rollins, Inc.	USFF +0.250%	Weekly	MS	01/10/28	695	24,800	29,767	7,537
Science Applications International Corp.	USFF +0.250%	Weekly	MS	01/10/28	103	10,529	11,585	2,025
Steelcase, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	156	1,166	1,203	132

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	07/08/27	55	$7,239	$9,006	$2,465
TriNet Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	68	4,930	6,458	1,918
TTEC Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	16	537	541	48
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	285	55,484	64,419	13,506
					9,848	399,415	447,725	83,379
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF +0.250%	Weekly	MS	01/10/28	211	7,876	7,950	696
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	08/29/25	724	68,923	94,381	37,499
Arhaus, Inc.	USFF +0.250%	Weekly	MS	01/10/28	874	6,880	9,116	2,985
AutoNation, Inc.	USFF +0.250%	Weekly	MS	08/29/25	60	5,844	9,877	4,494
AutoZone, Inc.	USFF +0.250%	Weekly	MS	08/29/25	11	24,663	27,427	4,711
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,173	31,728	43,987	16,487
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/08/27	6	385	492	154
Buckle, Inc. (The)	USFF +0.250%	Weekly	MS	08/29/25	594	17,637	20,552	7,290
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/10/28	192	11,613	16,070	6,597
Chico's FAS, Inc.	USFF +0.250%	Weekly	MS	01/10/28	644	3,330	3,445	379
eBay, Inc.	USFF +0.250%	Weekly	MS	01/10/28	263	11,654	11,753	1,054
Etsy, Inc.	USFF +0.250%	Weekly	MS	07/08/27	231	20,315	19,545	766
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/10/28	159	30,519	31,250	3,137
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,785	33,909	33,800	2,567
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/10/28	144	23,338	24,369	3,141
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	07/08/27	33	5,200	8,517	3,821
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/07/27	45	13,437	13,979	1,666
LKQ Corp.	USFF +0.250%	Weekly	MS	01/05/26	377	18,658	21,968	5,369
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/07/27	145	25,547	32,727	10,184
Monro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	210	9,345	8,532	(36)
Murphy USA, Inc.	USFF +0.250%	Weekly	MS	01/07/27	55	12,452	17,111	5,872
Nordstrom, Inc.	USFF +0.250%	Weekly	MS	01/10/28	262	4,329	5,363	1,405
ODP Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	696	26,202	32,587	8,450
Ollie's Bargain Outlet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	410	24,381	23,751	1,295
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21	19,526	20,061	2,077
Pool Corp.	USFF +0.250%	Weekly	MS	01/10/28	40	13,637	14,986	2,582
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/07/27	264	19,836	29,602	11,888
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	131	8,890	8,549	183
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2	706	941	1,287
Urban Outfitters, Inc.	USFF +0.250%	Weekly	MS	07/08/27	989	25,628	32,766	9,161
Valvoline, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,013	36,855	37,998	4,052
Warby Parker, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	263	3,664	3,074	(317)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Wayfair, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	183	$9,574	$11,897	$3,180
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	01/10/28	60	6,805	7,508	1,271
					14,270	583,286	685,931	165,347
Consumer Durables & Apparel
Beazer Homes USA, Inc.	USFF +0.250%	Weekly	MS	01/10/28	17	435	481	81
Brunswick Corp.	USFF +0.250%	Weekly	MS	01/10/28	58	4,451	5,025	933
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	01/10/28	438	15,892	15,720	1,083
Cavco Industries, Inc.	USFF +0.250%	Weekly	MS	01/07/27	71	15,239	20,945	7,092
DR Horton, Inc.	USFF +0.250%	Weekly	MS	01/07/27	163	13,615	19,835	7,546
Ethan Allen Interiors, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1	28	28	3
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	249	25,569	25,968	2,524
GoPro, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	827	5,316	3,424	(1,531)
Green Brick Partners, Inc.	USFF +0.250%	Weekly	MS	01/10/28	111	6,118	6,305	670
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	559	26,596	36,206	12,533
Kontoor Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	52	1,730	2,189	671
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	52	1,456	1,489	149
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/10/28	119	3,512	3,525	291
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/10/28	201	72,215	76,078	9,550
Malibu Boats, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	56	2,786	3,285	725
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/08/27	33	3,378	3,642	613
Polaris, Inc.	USFF +0.250%	Weekly	MS	01/10/28	380	40,662	45,953	8,932
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	300	16,732	23,304	7,987
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/10/28	102	11,115	12,577	2,491
Skechers USA, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1	51	53	7
Skyline Champion Corp.	USFF +0.250%	Weekly	MS	01/05/26	207	11,075	13,548	3,434
Steven Madden Ltd.	USFF +0.250%	Weekly	MS	08/29/25	891	28,906	29,127	3,524
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,640	51,254	70,192	24,779
Vista Outdoor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	686	18,875	18,982	1,597
					7,214	377,006	437,881	95,684
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,367	9,093	8,243	(81)
Adtalem Global Education, Inc.	USFF +0.250%	Weekly	MS	01/07/27	570	21,309	19,574	(66)
Bloomin' Brands, Inc.	USFF +0.250%	Weekly	MS	01/07/27	425	7,040	11,428	5,267
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10	26,026	27,003	3,068

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Boyd Gaming Corp.	USFF +0.250%	Weekly	MS	01/10/28	58	$3,874	$4,023	$458
Bright Horizons Family Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	96	5,537	8,875	3,776
Brinker International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	304	10,896	11,126	1,091
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,384	59,721	70,542	15,743
Chipotle Mexican Grill, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1	2,053	2,139	249
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/10/28	109	16,305	18,212	3,194
Denny's Corp.	USFF +0.250%	Weekly	MS	01/10/28	283	3,133	3,487	606
Dine Brands Global, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10	587	580	40
Frontdoor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	386	11,926	12,313	1,329
Hilton Worldwide Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	138	18,910	20,086	2,686
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	299	32,971	34,259	3,901
Jack in the Box, Inc.	USFF +0.250%	Weekly	MS	01/10/28	45	4,019	4,389	687
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	548	95,041	100,662	13,401
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/07/27	99	23,179	29,543	8,649
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	1,537	58,958	67,505	13,193
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	806	14,738	17,547	3,972
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	01/10/28	875	68,507	90,772	28,414
Six Flags Entertainment Corp.	USFF +0.250%	Weekly	MS	01/10/28	628	14,718	16,315	2,759
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/10/28	87	8,480	8,618	815
Stride, Inc.	USFF +0.250%	Weekly	MS	01/10/28	34	1,351	1,266	22
Sweetgreen, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	59	732	756	82
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,015	21,562	22,076	2,415
Wingstop, Inc.	USFF +0.250%	Weekly	MS	01/10/28	39	7,375	7,806	1,094
Wynn Resorts Ltd.	USFF +0.250%	Weekly	MS	01/10/28	196	20,242	20,700	2,077
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	208	25,325	28,818	5,783
					11,616	593,608	668,663	124,624
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	593	39,212	37,365	313

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	01/10/28	44	$9,176	$10,731	$2,542
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	39	19,077	20,997	3,547
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/10/28	203	26,740	29,131	4,625
Grocery Outlet Holding Corp.	USFF +0.250%	Weekly	MS	01/10/28	142	4,160	4,347	516
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,393	65,055	65,471	5,639
PriceSmart, Inc.	USFF +0.250%	Weekly	MS	07/08/27	129	9,141	9,554	1,157
Sprouts Farmers Market, Inc.	USFF +0.250%	Weekly	MS	07/06/26	428	13,035	15,720	3,770
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	54	3,941	4,007	392
US Foods Holding Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,268	41,841	55,792	17,376
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	371	47,438	58,314	15,654
Weis Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4	256	257	23
					4,668	279,072	311,686	55,554
Energy
APA Corp.	USFF +0.250%	Weekly	MS	01/10/28	133	4,455	4,545	442
Arch Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	23	2,813	2,593	(105)
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	1,463	40,139	46,245	9,826
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	178	1,225	1,340	213
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	340	18,412	19,128	2,371
ChampionX Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,223	33,125	37,962	7,469
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	177	24,340	26,968	4,936
Chesapeake Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	945	73,735	79,078	12,022
Chevron Corp.	USFF +0.250%	Weekly	MS	07/06/26	550	83,478	86,542	10,850
Civitas Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	210	14,007	14,568	1,703
ConocoPhillips	USFF +0.250%	Weekly	MS	07/08/27	287	29,509	29,736	2,839
CONSOL Energy, Inc.	USFF +0.250%	Weekly	MS	07/08/27	537	29,814	36,414	8,931
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,727	89,127	94,293	12,517
Crescent Point Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	2,615	16,425	17,599	2,653
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	260	7,380	7,790	1,785
Denbury, Inc.	USFF +0.250%	Weekly	MS	01/07/27	57	3,454	4,917	1,827
Devon Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	233	11,249	11,263	1,017
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	07/08/27	7,157	64,835	61,049	4,808
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/10/28	498	10,461	12,774	3,710
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	1,054	39,140	39,156	3,271

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	2,310	$36,125	$33,426	$225
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,355	151,898	155,066	15,439
EQT Corp.	USFF +0.250%	Weekly	MS	01/10/28	766	24,014	31,506	9,827
Equitrans Midstream Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,062	10,199	19,713	10,629
Expro Group Holdings NV (Netherlands)	USFF +0.250%	Weekly	MS	01/10/28	76	1,263	1,347	184
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/05/26	635	61,425	68,104	14,869
FLEX LNG Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/07/27	495	14,657	15,112	2,790
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	100	8,172	10,507	2,981
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	01/10/28	177	8,255	7,896	365
Imperial Oil Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/05/26	161	6,656	8,237	2,396
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,492	25,471	25,692	3,213
Kosmos Energy Ltd.	USFF +0.250%	Weekly	MS	01/10/28	2,885	18,248	17,281	346
Liberty Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	873	11,031	11,672	1,530
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/06/26	124	14,244	14,458	1,536
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,423	48,719	54,501	10,113
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	208	28,662	19,350	(7,199)
NexTier Oilfield Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	609	5,139	5,444	713
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	3,516	12,292	12,904	2,199
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	08/29/25	429	23,120	25,225	4,306
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	276	4,541	5,161	979
ONEOK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	718	41,279	44,315	6,409
Par Pacific Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	477	10,856	12,693	2,687
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	01/07/27	428	14,365	13,456	383
Phillips 66	USFF +0.250%	Weekly	MS	07/06/26	141	13,536	13,449	1,052
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	39	8,085	8,080	731
RPC, Inc.	USFF +0.250%	Weekly	MS	01/10/28	859	7,005	6,142	(280)
Southwestern Energy Co.	USFF +0.250%	Weekly	MS	01/10/28	1,083	5,141	6,509	2,261
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	1,890	14,833	31,412	17,750
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/10/28	401	18,638	22,231	5,085
US Silica Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,024	26,210	24,551	410

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/07/27	220	$10,529	$13,845	$4,208
W&T Offshore, Inc.	USFF +0.250%	Weekly	MS	07/08/27	911	4,668	3,526	(773)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/07/27	389	7,539	25,837	18,918
					51,219	1,293,938	1,402,608	229,367
Financial Services
Affiliated Managers Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	75	8,804	11,242	3,136
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/25	195	55,437	66,495	15,488
BlackRock, Inc.	USFF +0.250%	Weekly	MS	01/10/28	36	25,698	24,881	1,569
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/07/27	196	24,142	27,050	5,017
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	67	11,616	12,414	2,082
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8	3,170	3,205	303
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,100	49,707	56,091	12,360
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/08/27	362	34,209	40,935	9,861
MarketAxess Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	31	8,823	8,104	17
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	08/29/25	592	31,267	29,511	1,287
Open Lending Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	725	5,559	7,620	2,501
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	278	27,982	31,142	6,760
					4,665	286,414	318,690	60,381
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,151	49,727	52,140	8,994
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/05/26	249	18,083	18,814	2,377
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	2	628	617	39
Bunge Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	191	17,989	18,021	1,643
Cal-Maine Foods, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,882	99,892	84,690	(3,322)
Campbell Soup Co.	USFF +0.250%	Weekly	MS	01/10/28	775	39,568	35,425	(862)
Celsius Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	253	21,112	37,745	18,300
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/29/25	630	34,925	37,939	7,086
Coca-Cola Consolidated, Inc.	USFF +0.250%	Weekly	MS	08/29/25	14	6,074	8,904	3,397
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	30	994	1,012	97
Constellation Brands, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	18	3,833	4,430	995
Dole PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	92	1,238	1,244	109

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Duckhorn Portfolio, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	438	$6,391	$5,681	$(205)
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/26	601	46,277	46,097	3,645
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	135	34,357	33,709	2,178
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/10/28	257	10,353	10,337	801
Ingredion, Inc.	USFF +0.250%	Weekly	MS	01/10/28	84	8,870	8,900	788
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	412	62,199	60,840	3,646
John B Sanfilippo & Son, Inc.	USFF +0.250%	Weekly	MS	01/10/28	28	3,229	3,284	337
Kellogg Co.	USFF +0.250%	Weekly	MS	01/05/26	415	27,932	27,971	3,080
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,329	46,377	41,558	(585)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,152	43,167	40,896	1,549
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	291	22,962	33,450	12,535
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	01/10/28	175	35,435	35,191	2,682
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	34	3,007	2,966	197
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/29/25	216	11,065	14,221	4,168
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	73	5,671	5,325	130
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/10/28	149	8,684	8,559	561
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/06/26	104	17,609	19,263	4,096
Pilgrim's Pride Corp.	USFF +0.250%	Weekly	MS	07/08/27	269	5,970	5,781	238
TreeHouse Foods, Inc.	USFF +0.250%	Weekly	MS	01/05/26	525	23,188	26,450	5,092
					11,974	716,806	731,460	83,786
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	01/10/28	101	10,431	11,011	1,511
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	07/08/27	87	8,434	8,065	297
AmerisourceBergen Corp.	USFF +0.250%	Weekly	MS	01/10/28	60	10,544	11,546	1,838
AtriCure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	128	6,159	6,318	646
Avanos Medical, Inc.	USFF +0.250%	Weekly	MS	07/06/26	150	3,811	3,834	315
Axonics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	359	20,129	18,119	(604)
Baxter International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,265	53,873	57,633	8,652
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/10/28	272	13,988	14,712	1,829
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	680	50,011	64,308	19,307
Centene Corp.	USFF +0.250%	Weekly	MS	07/08/27	747	50,464	50,385	3,826
Certara, Inc.	USFF +0.250%	Weekly	MS	01/10/28	343	5,991	6,246	728

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/07/27	61	$15,659	$17,117	$2,944
Cross Country Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	862	23,618	24,205	2,431
CVS Health Corp.	USFF +0.250%	Weekly	MS	08/29/25	731	51,801	50,534	3,403
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/08/27	403	37,397	40,489	6,045
Dexcom, Inc.	USFF +0.250%	Weekly	MS	01/07/27	83	6,692	10,666	5,150
Edwards Lifesciences Corp.	USFF +0.250%	Weekly	MS	07/08/27	166	11,393	15,659	5,167
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/10/28	20	9,128	8,886	490
Embecta Corp.	USFF +0.250%	Weekly	MS	01/10/28	14	318	302	10
Encompass Health Corp.	USFF +0.250%	Weekly	MS	01/10/28	89	5,426	6,026	985
Enovis Corp.	USFF +0.250%	Weekly	MS	07/08/27	622	31,025	39,883	11,438
Ensign Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	34	3,052	3,246	446
Fulgent Genetics, Inc.	USFF +0.250%	Weekly	MS	01/05/26	485	24,651	17,960	(4,746)
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	445	27,779	36,152	10,617
Haemonetics Corp.	USFF +0.250%	Weekly	MS	01/10/28	277	23,568	23,584	1,876
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	165	33,300	50,074	20,130
Hims & Hers Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	589	4,041	5,537	1,973
Hologic, Inc.	USFF +0.250%	Weekly	MS	01/10/28	92	7,378	7,449	654
Humana, Inc.	USFF +0.250%	Weekly	MS	07/08/27	93	46,394	41,583	(972)
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/06/26	17	7,671	8,538	1,889
Inspire Medical Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	157	35,423	50,968	18,507
Integra LifeSciences Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	374	17,847	15,383	(1,056)
Intuitive Surgical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	39	12,720	13,336	1,620
iRhythm Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	106	12,039	11,058	(196)
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,431	86,438	120,090	40,473
McKesson Corp.	USFF +0.250%	Weekly	MS	08/29/25	20	6,921	8,546	2,236
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	228	19,792	20,087	2,013
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	141	37,784	42,475	7,881
National HealthCare Corp.	USFF +0.250%	Weekly	MS	01/10/28	5	304	309	33
NeoGenomics, Inc.	USFF +0.250%	Weekly	MS	01/05/26	159	2,645	2,555	119
NextGen Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	371	6,765	6,018	(213)
Patterson Cos., Inc.	USFF +0.250%	Weekly	MS	01/10/28	52	1,721	1,730	145
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15	4,600	5,161	986

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	465	$11,724	$12,141	$1,320
Shockwave Medical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	40	10,070	11,416	2,142
SI-BONE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	41	1,164	1,106	34
Simulations Plus, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2	86	87	8
TransMedics Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	487	29,955	40,898	13,354
UFP Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	65	8,700	12,600	4,627
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	44	21,315	21,148	1,544
Varex Imaging Corp.	USFF +0.250%	Weekly	MS	01/10/28	12	273	283	32
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	272	31,600	39,603	11,079
					13,966	964,012	1,097,065	214,963
Household & Personal Products
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	111	17,556	17,653	1,484
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/10/28	162	12,697	12,480	794
elf Beauty, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,515	75,153	173,058	103,893
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	80	15,337	15,710	1,673
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	344	43,388	47,493	8,462
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	203	26,242	30,803	7,050
Spectrum Brands Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	272	18,706	21,230	4,111
					2,687	209,079	318,427	127,467
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	4,556	53,926	54,308	4,757
Alpha Metallurgical Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	225	27,492	36,981	13,820
Arconic Corp.	USFF +0.250%	Weekly	MS	01/10/28	1	30	30	3
ATI, Inc.	USFF +0.250%	Weekly	MS	07/08/27	350	11,413	15,481	5,161
Avient Corp.	USFF +0.250%	Weekly	MS	01/10/28	407	15,882	16,646	2,123
Ball Corp.	USFF +0.250%	Weekly	MS	07/08/27	302	15,246	17,579	3,686
Bioceres Crop Solutions Corp. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/10/28	1	14	13	1
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/06/26	616	38,585	42,763	7,679
Commercial Metals Co.	USFF +0.250%	Weekly	MS	01/10/28	669	32,435	35,230	5,513
Dow, Inc.	USFF +0.250%	Weekly	MS	01/10/28	326	16,930	17,363	2,016

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/07/27	816	$53,558	$58,295	$9,934
Eagle Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2	214	373	414
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/08/27	147	11,295	12,307	2,100
Ecolab, Inc.	USFF +0.250%	Weekly	MS	01/10/28	28	5,048	5,227	582
Franco-Nevada Corp. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	401	49,219	57,183	12,205
Graphic Packaging Holding Co.	USFF +0.250%	Weekly	MS	01/10/28	2,290	54,142	55,029	5,433
Greif, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	102	6,650	7,027	1,047
Hawkins, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3	141	143	14
HB Fuller Co.	USFF +0.250%	Weekly	MS	01/10/28	26	1,743	1,859	145
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/08/27	711	2,847	3,413	796
Huntsman Corp.	USFF +0.250%	Weekly	MS	01/10/28	303	7,651	8,187	1,198
Innospec, Inc.	USFF +0.250%	Weekly	MS	01/10/28	52	5,098	5,223	547
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	01/10/28	64	4,952	5,094	553
International Paper Co.	USFF +0.250%	Weekly	MS	07/08/27	850	27,658	27,039	2,380
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	16,062	81,114	76,616	2,179
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/05/26	92	29,026	35,059	8,735
Lithium Americas Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	446	9,275	9,014	472
Livent Corp.	USFF +0.250%	Weekly	MS	01/10/28	2,555	57,454	70,084	17,190
LSB Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	419	4,587	4,127	(97)
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	31	10,341	14,312	5,003
Materion Corp.	USFF +0.250%	Weekly	MS	01/10/28	66	6,874	7,537	1,212
Minerals Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	43	2,430	2,481	244
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	01/07/27	913	39,165	31,955	(3,723)
Myers Industries, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2	39	39	4
NewMarket Corp.	USFF +0.250%	Weekly	MS	08/29/25	49	18,070	19,704	3,233
Newmont Corp.	USFF +0.250%	Weekly	MS	01/10/28	179	7,520	7,636	711
Nucor Corp.	USFF +0.250%	Weekly	MS	01/05/26	272	32,639	44,603	15,356
Olin Corp.	USFF +0.250%	Weekly	MS	01/07/27	866	39,427	44,504	8,810
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	186	23,704	24,582	3,161
Pactiv Evergreen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	31	230	235	24
Perimeter Solutions SA (Luxembourg)	USFF +0.250%	Weekly	MS	07/08/27	589	5,268	3,622	(1,287)
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	01/10/28	37	7,231	7,211	552
Reliance Steel & Aluminum Co.	USFF +0.250%	Weekly	MS	01/07/27	46	9,762	12,493	4,554
Sealed Air Corp.	USFF +0.250%	Weekly	MS	08/29/25	146	6,115	5,840	270

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Silgan Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	302	$14,790	$14,161	$618
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/10/28	124	8,600	8,896	975
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	616	59,254	67,101	13,375
SunCoke Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19	146	150	16
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	01/07/27	516	13,692	21,724	9,438
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/10/28	181	34,989	40,805	8,857
Warrior Met Coal, Inc.	USFF +0.250%	Weekly	MS	01/07/27	731	23,773	28,472	7,488
Westlake Corp.	USFF +0.250%	Weekly	MS	01/10/28	700	79,756	83,629	10,320
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	1,088	51,377	47,023	(209)
					40,555	1,118,817	1,216,408	199,588
Media & Entertainment
Activision Blizzard, Inc.	USFF +0.250%	Weekly	MS	07/06/26	333	24,939	28,072	5,283
Advantage Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	71	151	166	28
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,130	105,871	135,261	37,723
Bumble, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	3,128	60,223	52,488	(2,982)
Cable One, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5	3,148	3,285	401
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	125	40,887	45,921	8,192
Cinemark Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,105	57,568	84,232	31,208
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	954	30,653	39,639	11,857
Eventbrite, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	426	3,691	4,068	669
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	464	13,815	15,776	3,462
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	463	15,393	17,863	4,072
John Wiley & Sons, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	31	1,012	1,055	123
Madison Square Garden Sports Corp.	USFF +0.250%	Weekly	MS	01/10/28	142	26,688	26,703	2,085
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	760	95,423	218,105	130,248
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	117	33,187	51,537	22,654
New York Times Co. (The), Class A	USFF +0.250%	Weekly	MS	07/08/27	149	4,871	5,868	1,552
News Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	825	13,223	16,088	3,970
Nexstar Media Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	32	5,386	5,330	450
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	221	19,350	21,028	3,379

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Shutterstock, Inc.	USFF +0.250%	Weekly	MS	01/07/27	880	$45,655	$42,830	$1,075
Sirius XM Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,766	6,493	8,000	2,170
TEGNA, Inc.	USFF +0.250%	Weekly	MS	07/08/27	293	5,747	4,758	(435)
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/10/28	86	4,617	6,641	3,934
TripAdvisor, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,742	35,681	28,726	(4,559)
Vimeo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	668	2,649	2,752	313
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	129	11,330	11,517	1,084
ZipRecruiter, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	273	4,366	4,848	845
ZoomInfo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	249	5,608	6,322	1,162
					20,567	677,625	888,879	269,963
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	795	5,770	5,136	(234)
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	160	20,485	19,240	340
Agios Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10	277	283	29
Amphastar Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/07/27	71	2,140	4,080	2,205
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	15	715	807	150
Arcturus Therapeutics Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	95	2,585	2,725	344
Ardelyx, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,581	11,508	8,750	(1,986)
Avantor, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,416	47,490	49,625	5,912
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	276	81,049	78,619	3,966
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/07/27	552	36,675	35,300	2,396
Catalyst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,752	41,578	36,987	(1,634)
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	01/10/28	379	8,867	8,145	(21)
Corcept Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	122	2,676	2,715	250
Danaher Corp.	USFF +0.250%	Weekly	MS	01/10/28	88	20,108	21,120	2,629
Exact Sciences Corp.	USFF +0.250%	Weekly	MS	01/10/28	520	43,450	48,828	8,809
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5	383	385	48

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,288	$49,818	$45,325	$(562)
Horizon Therapeutics PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	104	7,862	10,696	3,456
Illumina, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2	353	375	51
ImmunoGen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	320	1,370	6,038	4,777
Ironwood Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,703	17,868	18,120	1,662
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	485	66,491	60,125	(1,117)
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/08/27	302	48,291	49,987	6,099
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	92	6,770	6,633	399
Maravai LifeSciences Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	1,065	15,346	13,238	(896)
Medpace Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	17	2,977	4,083	1,812
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	101	11,427	11,654	1,130
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/07/27	37	42,791	48,531	9,117
Organon & Co.	USFF +0.250%	Weekly	MS	01/10/28	75	1,539	1,561	144
Pacific Biosciences of California, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,523	20,121	20,256	1,724
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3,118	117,997	114,368	6,476
QIAGEN NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	152	6,561	6,845	804
Repligen Corp.	USFF +0.250%	Weekly	MS	01/10/28	185	27,043	26,170	1,262
Revvity, Inc.	USFF +0.250%	Weekly	MS	01/05/26	742	87,051	88,142	7,629
Sarepta Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	28	2,121	3,207	2,141
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	56	1,772	1,683	52
TG Therapeutics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,769	14,771	43,942	30,012
Twist Bioscience Corp.	USFF +0.250%	Weekly	MS	01/10/28	55	1,029	1,125	178
United Therapeutics Corp.	USFF +0.250%	Weekly	MS	01/10/28	46	9,758	10,155	1,168
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,026	28,854	30,199	4,845
Waters Corp.	USFF +0.250%	Weekly	MS	01/10/28	39	10,151	10,395	1,046
West Pharmaceutical Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13	3,485	4,972	2,611
Zoetis, Inc.	USFF +0.250%	Weekly	MS	07/06/26	143	23,198	24,626	3,489
					27,323	952,571	985,196	112,712

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	193	$23,114	$21,985	$(182)
Allegro MicroSystems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,093	78,813	94,478	22,150
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19	3,604	3,701	383
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	457	46,504	66,055	25,362
Axcelis Technologies, Inc.	USFF +0.250%	Weekly	MS	08/29/25	288	24,758	52,799	31,341
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/29/25	83	42,644	71,997	34,467
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/10/28	341	30,975	27,624	(1,478)
Diodes, Inc.	USFF +0.250%	Weekly	MS	07/08/27	241	19,410	22,290	4,412
Enphase Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	339	54,664	56,776	6,426
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	121	45,142	77,786	36,792
Lattice Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/07/27	348	17,106	33,432	18,302
MaxLinear, Inc.	USFF +0.250%	Weekly	MS	01/07/27	492	16,346	15,528	363
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/07/27	713	43,933	63,878	25,938
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	21	9,757	11,345	2,383
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	103	29,685	43,571	16,439
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	442	65,891	90,469	30,996
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/07/27	785	51,255	74,245	27,041
Photronics, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,058	17,278	27,286	11,394
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/10/28	193	19,960	19,692	1,286
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	287	33,657	34,164	3,244
Rambus, Inc.	USFF +0.250%	Weekly	MS	01/05/26	411	9,125	26,374	19,088
Silicon Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/07/27	16	1,898	2,524	776
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	539	56,136	59,662	8,270
Synaptics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	72	5,387	6,147	1,227
Universal Display Corp.	USFF +0.250%	Weekly	MS	01/10/28	54	7,540	7,783	840
					9,709	754,582	1,011,591	327,260
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	30	9,040	9,257	932
Adeia, Inc.	USFF +0.250%	Weekly	MS	01/10/28	96	1,015	1,057	123
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	191	58,813	93,397	39,226
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	01/10/28	167	15,575	16,508	2,244
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	110	28,009	36,330	10,532
Appfolio, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	23	3,911	3,959	358

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Asana, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,302	$26,407	$28,696	$4,588
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	3,154	14,939	17,442	3,683
Box, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	463	11,818	13,603	2,719
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	59	12,617	13,837	2,216
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	17	1,745	1,792	186
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	01/07/27	110	7,126	8,812	2,249
DigitalOcean Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	292	9,709	11,721	2,814
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	161	13,319	13,472	1,205
DoubleVerify Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	234	6,661	9,107	3,028
DXC Technology Co.	USFF +0.250%	Weekly	MS	07/08/27	892	23,766	23,834	1,944
Elastic NV (Netherlands)	USFF +0.250%	Weekly	MS	01/10/28	205	13,263	13,145	892
Fortinet, Inc.	USFF +0.250%	Weekly	MS	07/08/27	951	51,585	71,886	24,401
Gartner, Inc.	USFF +0.250%	Weekly	MS	01/05/26	118	37,809	41,337	6,911
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,953	32,408	36,228	6,482
Guidewire Software, Inc.	USFF +0.250%	Weekly	MS	01/10/28	137	10,140	10,423	1,069
HubSpot, Inc.	USFF +0.250%	Weekly	MS	01/10/28	27	12,066	14,366	3,362
InterDigital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	697	50,277	67,295	21,267
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	258	32,475	34,523	5,010
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/10/28	52	21,585	23,826	4,016
Manhattan Associates, Inc.	USFF +0.250%	Weekly	MS	01/07/27	24	2,630	4,797	2,550
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/25	418	97,958	142,346	53,014
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/10/28	213	80,926	87,541	13,002
NCR Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,593	35,916	40,144	7,063
New Relic, Inc.	USFF +0.250%	Weekly	MS	07/08/27	681	45,988	44,565	1,964
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	576	16,655	16,157	817
Oracle Corp.	USFF +0.250%	Weekly	MS	01/10/28	121	14,518	14,410	3,514
PagerDuty, Inc.	USFF +0.250%	Weekly	MS	01/10/28	374	11,797	8,408	(3,052)
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	4,862	48,197	74,534	30,141
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	01/10/28	315	62,631	80,486	26,350
Procore Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	74	4,892	4,815	310
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	160	4,753	4,944	567
Qualys, Inc.	USFF +0.250%	Weekly	MS	07/08/27	225	24,514	29,063	6,496
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2	945	962	92

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	363	$51,286	$76,687	$29,479
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,807	46,082	50,072	7,627
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	199	76,792	111,832	41,100
Splunk, Inc.	USFF +0.250%	Weekly	MS	07/08/27	241	20,170	25,568	7,367
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	294	3,727	4,066	634
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	773	22,459	24,380	3,693
Unity Software, Inc.	USFF +0.250%	Weekly	MS	01/10/28	287	12,043	12,462	1,369
Varonis Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	197	5,081	5,250	571
Verint Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	100	3,537	3,506	249
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	66	11,570	14,914	4,258
Weave Communications, Inc.	USFF +0.250%	Weekly	MS	01/10/28	40	424	444	54
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	129	27,392	29,140	4,166
Yext, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,290	11,073	14,590	4,392
Zuora, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	229	2,544	2,512	170
					27,352	1,252,578	1,544,448	399,414
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	332	21,885	28,203	10,285
Apple, Inc.	USFF +0.250%	Weekly	MS	07/08/27	541	69,836	104,938	41,157
Arlo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	318	3,015	3,469	693
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	99	11,818	14,180	3,299
Bel Fuse, Inc., Class B	USFF +0.250%	Weekly	MS	01/10/28	10	559	574	60
Belden, Inc.	USFF +0.250%	Weekly	MS	01/10/28	58	4,561	5,548	1,482
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	167	26,654	30,645	6,426
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,237	50,763	64,002	18,334
Corsair Gaming, Inc.	USFF +0.250%	Weekly	MS	01/10/28	49	856	869	82
Digi International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	163	5,440	6,421	1,411
Extreme Networks, Inc.	USFF +0.250%	Weekly	MS	01/05/26	652	10,797	16,985	7,184
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	93	12,611	13,602	1,987
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/07/27	3,736	51,916	62,765	16,391
HP, Inc.	USFF +0.250%	Weekly	MS	08/29/25	773	22,403	23,739	4,084
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/10/28	315	40,739	46,097	8,574
IonQ, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,152	10,994	29,117	19,398
IPG Photonics Corp.	USFF +0.250%	Weekly	MS	01/10/28	91	10,552	12,360	2,717
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/10/28	69	7,103	7,447	914
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	32	4,848	5,358	904

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Methode Electronics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22	$751	$737	$46
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	206	55,125	60,416	9,960
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	182	6,128	6,306	670
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/07/27	287	19,013	21,927	4,573
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,026	32,732	31,755	1,606
OSI Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	53	6,267	6,245	473
PC Connection, Inc.	USFF +0.250%	Weekly	MS	01/10/28	3	136	135	11
Sanmina Corp.	USFF +0.250%	Weekly	MS	07/08/27	330	18,201	19,889	3,149
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	265	15,886	16,396	1,974
SmartRent, Inc.	USFF +0.250%	Weekly	MS	01/10/28	10	37	38	5
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,036	98,006	258,223	167,951
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	52	20,021	21,378	2,957
Trimble, Inc.	USFF +0.250%	Weekly	MS	01/10/28	254	12,033	13,447	2,364
Vishay Intertechnology, Inc.	USFF +0.250%	Weekly	MS	07/06/26	301	6,554	8,849	3,005
Xerox Holdings Corp.	USFF +0.250%	Weekly	MS	01/10/28	91	1,334	1,355	133
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	75	22,224	22,187	1,688
					15,080	681,798	965,602	345,947
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,137	34,358	34,085	3,430
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	08/29/25	1,293	35,314	22,421	(10,118)
IDT Corp., Class B	USFF +0.250%	Weekly	MS	01/10/28	10	273	259	8
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	08/29/25	353	21,237	21,928	2,414
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	307	39,985	42,642	5,648
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,369	50,754	50,913	5,132
					5,469	181,921	172,248	6,514
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,274	113,016	148,436	44,396
ArcBest Corp.	USFF +0.250%	Weekly	MS	08/29/25	546	37,552	53,945	21,221

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Canadian National Railway Co. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	30	$3,439	$3,632	$103
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/08/27	837	83,384	78,971	2,938
CSX Corp.	USFF +0.250%	Weekly	MS	07/08/27	706	19,668	24,075	6,140
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	01/10/28	178	8,322	8,462	798
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/07/27	353	35,163	42,759	11,079
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	20	4,568	4,958	1,385
Forward Air Corp.	USFF +0.250%	Weekly	MS	01/07/27	72	6,977	7,640	1,309
Hub Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	229	17,484	18,393	2,268
Landstar System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	164	27,473	31,577	6,545
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	01/10/28	77	16,070	17,461	2,709
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16	3,956	5,916	2,293
RXO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	486	8,997	11,018	2,764
Ryder System, Inc.	USFF +0.250%	Weekly	MS	07/08/27	247	20,661	20,943	2,291
Schneider National, Inc., Class B	USFF +0.250%	Weekly	MS	01/10/28	129	3,334	3,705	681
Spirit Airlines, Inc.	USFF +0.250%	Weekly	MS	01/10/28	728	11,453	12,492	2,030
TFI International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	146	16,154	16,638	1,766
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	642	23,539	27,715	6,012
Union Pacific Corp.	USFF +0.250%	Weekly	MS	07/08/27	83	15,919	16,983	2,555
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/10/28	76	12,834	13,623	1,929
XPO, Inc.	USFF +0.250%	Weekly	MS	01/10/28	155	4,395	9,145	5,097
					14,194	494,358	578,487	128,309
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF +0.250%	Weekly	MS	01/10/28	522	4,323	4,312	245
ALLETE, Inc.	USFF +0.250%	Weekly	MS	01/10/28	293	17,895	16,985	556
American States Water Co.	USFF +0.250%	Weekly	MS	01/10/28	16	1,374	1,392	127
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	82	11,624	11,706	1,057
Black Hills Corp.	USFF +0.250%	Weekly	MS	01/10/28	86	5,252	5,182	346
Brookfield Renewable Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	01/10/28	393	13,265	12,387	199
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,021	96,702	92,298	2,241

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	08/29/25	194	$13,742	$17,761	$5,267
Dominion Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	91	4,775	4,713	629
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	188	17,802	16,871	538
Entergy Corp.	USFF +0.250%	Weekly	MS	01/10/28	303	31,144	29,503	1,120
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/08/27	333	19,444	17,103	(487)
Otter Tail Corp.	USFF +0.250%	Weekly	MS	01/07/27	137	8,711	10,818	3,004
Pinnacle West Capital Corp.	USFF +0.250%	Weekly	MS	01/10/28	11	898	896	70
PNM Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	656	31,064	29,586	1,062
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	111	6,888	6,950	610
SJW Group	USFF +0.250%	Weekly	MS	01/10/28	59	4,443	4,136	61
Vistra Corp.	USFF +0.250%	Weekly	MS	01/10/28	947	23,387	24,859	3,490
					5,443	312,733	307,458	20,135

Total Reference Entity — Long						14,205,886	16,546,360	3,624,377
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Dana, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,123)	$(30,711)	$(36,091)	$(5,696)
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(221)	(19,042)	(17,421)	1,617
Gentherm, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,178)	(78,207)	(66,569)	11,373
Goodyear Tire & Rubber Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,422)	(20,488)	(19,453)	991
LCI Industries	USFF -0.250%	Weekly	MS	01/05/26	(704)	(84,509)	(88,957)	(6,205)
Lear Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,844)	(237,235)	(264,706)	(29,421)
Lucid Group, Inc.	USFF -1.470%	Weekly	MS	01/10/28	(5,239)	(32,812)	(36,097)	(3,871)
Luminar Technologies, Inc.	USFF -8.470%	Weekly	MS	01/07/27	(7,754)	(56,607)	(53,348)	2,633
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(1,340)	(71,159)	(75,630)	(5,487)
Standard Motor Products, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(811)	(33,064)	(30,429)	1,690
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(475)	(92,162)	(124,341)	(34,978)
Winnebago Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(561)	(33,756)	(37,413)	(3,899)
XPEL, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(337)	(25,714)	(28,382)	(2,880)
					(24,009)	(815,466)	(878,837)	(74,133)
Capital Goods
3D Systems Corp.	USFF -0.250%	Weekly	MS	01/07/27	(12,147)	(116,205)	(120,620)	(5,043)
AAR Corp.	USFF -0.250%	Weekly	MS	01/10/28	(234)	(12,806)	(13,516)	(777)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Aerojet Rocketdyne Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,458)	$(137,354)	$(134,870)	$1,955
AerSale Corp.	USFF -0.970%	Weekly	MS	01/10/28	(69)	(1,027)	(1,014)	9
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(831)	(76,845)	(77,516)	(1,190)
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,166)	(113,986)	(105,333)	8,035
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(419)	(82,833)	(81,755)	763
AZEK Co., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(2,987)	(129,148)	(90,476)	40,489
AZZ, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(546)	(22,867)	(23,729)	(1,210)
Ballard Power Systems, Inc. (Canada)	USFF -1.411%	Weekly	MS	01/05/26	(21,576)	(228,065)	(94,071)	133,144
Beacon Roofing Supply, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(948)	(59,029)	(78,665)	(21,139)
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,417)	(57,028)	(55,868)	776
BWX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(591)	(39,922)	(42,298)	(3,777)
Cadre Holdings, Inc.	USFF -1.120%	Weekly	MS	07/08/27	(788)	(20,362)	(17,178)	2,916
Carlisle Cos., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(304)	(74,843)	(77,985)	(3,426)
ChargePoint Holdings, Inc.	USFF -13.620%	Weekly	MS	01/10/28	(8,367)	(78,945)	(73,546)	5,052
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(87)	(13,242)	(13,902)	(710)
Construction Partners, Inc., Class A	USFF -0.250%	Weekly	MS	08/29/25	(2,300)	(64,692)	(72,197)	(8,046)
Core & Main, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(409)	(9,776)	(12,818)	(4,441)
Cummins, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,615)	(384,696)	(395,933)	(14,221)
Douglas Dynamics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(164)	(4,711)	(4,900)	(242)
Dycom Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(518)	(51,032)	(58,871)	(8,032)
Energy Recovery, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(965)	(22,152)	(26,972)	(5,192)
EnerSys	USFF -0.250%	Weekly	MS	07/06/26	(197)	(16,554)	(21,378)	(6,083)
Enovix Corp.	USFF -1.670%	Weekly	MS	01/10/28	(1,366)	(18,755)	(24,643)	(6,560)
ESCO Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(65)	(6,503)	(6,736)	(257)
Federal Signal Corp.	USFF -0.250%	Weekly	MS	07/08/27	(222)	(11,363)	(14,215)	(3,273)
Flowserve Corp.	USFF -0.250%	Weekly	MS	01/07/27	(6,645)	(228,128)	(246,862)	(25,636)
Fluor Corp.	USFF -0.250%	Weekly	MS	01/10/28	(881)	(24,556)	(26,078)	(1,889)
FuelCell Energy, Inc.	USFF -0.947%	Weekly	MS	01/10/28	(16,033)	(43,023)	(34,631)	8,189
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,306)	(393,038)	(493,024)	(101,483)
GrafTech International Ltd.	USFF -0.250%	Weekly	MS	07/08/27	(13,558)	(70,707)	(68,332)	1,874
Granite Construction, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(901)	(34,477)	(35,842)	(1,594)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Hayward Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(11,112)	$(133,763)	$(142,789)	$(9,535)
Helios Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(507)	(32,063)	(33,508)	(1,592)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,367)	(438,751)	(460,774)	(33,692)
Hillenbrand, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,741)	(129,566)	(140,558)	(13,329)
JELD-WEN Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(9,858)	(188,674)	(172,909)	14,619
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,335)	(134,156)	(161,936)	(28,856)
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(9,239)	(166,969)	(132,487)	33,698
Lennox International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(245)	(75,483)	(79,887)	(5,348)
Masonite International Corp. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(776)	(75,079)	(79,493)	(4,816)
MasTec, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,532)	(148,432)	(180,730)	(35,224)
MDU Resources Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,072)	(62,409)	(64,328)	(2,699)
Mercury Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,493)	(272,677)	(155,413)	116,226
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(463)	(45,778)	(50,203)	(4,627)
MRC Global, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,450)	(56,309)	(54,882)	1,213
Mueller Water Products, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(9,986)	(118,664)	(162,073)	(46,509)
Nordson Corp.	USFF -0.250%	Weekly	MS	01/10/28	(436)	(95,798)	(108,206)	(13,034)
NOW, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,261)	(25,571)	(23,424)	2,046
Oshkosh Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,840)	(143,946)	(159,326)	(17,437)
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	01/10/28	(162)	(61,820)	(63,186)	(1,537)
Parsons Corp.	USFF -0.250%	Weekly	MS	01/10/28	(817)	(37,789)	(39,330)	(1,809)
Pentair PLC (Ireland)	USFF -0.250%	Weekly	MS	01/10/28	(351)	(21,982)	(22,675)	(775)
PGT Innovations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(881)	(21,117)	(25,681)	(4,757)
Plug Power, Inc.	USFF -2.120%	Weekly	MS	01/10/28	(7,436)	(102,199)	(77,260)	24,393
Primoris Services Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,814)	(97,303)	(116,213)	(20,993)
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,148)	(372,061)	(421,975)	(52,940)
Regal Rexnord Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,635)	(243,707)	(251,627)	(9,356)
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,026)	(64,675)	(53,439)	11,056
Rocket Lab USA, Inc.	USFF -0.570%	Weekly	MS	01/10/28	(2,661)	(10,693)	(15,966)	(6,144)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(81)	(26,420)	(26,685)	(365)
Rush Enterprises, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,150)	(61,048)	(69,851)	(9,458)
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,351)	(205,370)	(226,103)	(21,515)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Stanley Black & Decker, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(96)	$(18,810)	$(8,996)	$15,972
Stem, Inc.	USFF -2.120%	Weekly	MS	07/08/27	(10,175)	(76,670)	(58,201)	17,881
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,979)	(88,032)	(71,065)	16,580
Tennant Co.	USFF -0.250%	Weekly	MS	01/07/27	(253)	(16,209)	(20,521)	(4,886)
Timken Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(257)	(22,935)	(23,523)	(675)
Titan Machinery, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,531)	(46,906)	(45,165)	1,564
Trex Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,564)	(497,475)	(627,016)	(139,841)
Trinity Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(846)	(20,145)	(21,751)	(1,858)
United Rentals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(417)	(173,146)	(185,719)	(13,232)
Vicor Corp.	USFF -0.250%	Weekly	MS	08/29/25	(1,423)	(112,883)	(76,842)	35,144
Virgin Galactic Holdings, Inc.	USFF -6.571%	Weekly	MS	07/08/27	(2,731)	(16,701)	(10,596)	6,042
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,997)	(439,646)	(536,643)	(99,759)
Woodward, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,476)	(158,278)	(175,511)	(19,956)
Xometry, Inc., Class A	USFF -0.570%	Weekly	MS	07/08/27	(2,102)	(64,139)	(44,520)	18,778
Zurn Elkay Water Solutions Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,624)	(84,713)	(97,449)	(14,339)
					(242,777)	(8,155,630)	(8,422,209)	(346,700)
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,615)	(160,316)	(154,180)	3,487
Alight, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(10,599)	(94,003)	(97,935)	(4,497)
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(973)	(13,254)	(6,986)	6,466
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(474)	(39,862)	(42,873)	(3,473)
Conduent, Inc.	USFF -0.253%	Weekly	MS	01/05/26	(4,885)	(26,042)	(16,609)	9,335
CSG Systems International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,068)	(63,042)	(56,326)	5,537
Deluxe Corp.	USFF -0.250%	Weekly	MS	01/10/28	(330)	(5,107)	(5,768)	(719)
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,001)	(116,744)	(108,267)	7,944
Dun & Bradstreet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,554)	(17,829)	(17,980)	(320)
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(572)	(124,866)	(134,592)	(11,955)
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(527)	(49,057)	(49,180)	(527)
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,537)	(281,721)	(292,337)	(11,996)
HNI Corp.	USFF -0.250%	Weekly	MS	01/07/27	(138)	(5,325)	(3,889)	1,591
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(473)	(38,381)	(40,162)	(1,927)
ICF International, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(452)	(48,135)	(56,224)	(8,630)
Jacobs Solutions, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(592)	(78,874)	(70,383)	7,747
KBR, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,471)	(82,670)	(95,703)	(14,952)
Kforce, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(460)	(26,912)	(28,824)	(2,153)
Leidos Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,086)	(174,165)	(184,569)	(11,467)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Li-Cycle Holdings Corp. (Canada)	USFF -5.520%	Weekly	MS	01/10/28	(1,518)	$(7,491)	$(8,425)	$(961)
MillerKnoll, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(322)	(13,299)	(4,759)	8,081
Montrose Environmental Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(670)	(27,147)	(28,220)	(1,390)
MSA Safety, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(310)	(47,525)	(53,928)	(6,596)
NV5 Global, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(18)	(1,974)	(1,994)	(26)
OPENLANE, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(743)	(13,863)	(11,308)	2,539
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(654)	(14,290)	(15,480)	(1,244)
Planet Labs PBC	USFF -0.264%	Weekly	MS	01/10/28	(92)	(284)	(296)	(13)
RB Global, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/05/26	(10,004)	(545,407)	(600,240)	(58,284)
Sterling Check Corp.	USFF -0.250%	Weekly	MS	01/07/27	(227)	(4,433)	(2,783)	1,715
TaskUS, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(1,256)	(36,528)	(14,218)	23,046
TELUS International CDA, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(97)	(1,584)	(1,472)	107
UniFirst Corp.	USFF -0.250%	Weekly	MS	07/06/26	(325)	(59,322)	(50,378)	8,329
Upwork, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,622)	(232,713)	(61,849)	170,092
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(295)	(49,569)	(51,159)	(1,778)
					(58,960)	(2,501,734)	(2,369,296)	113,108
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,600)	(415,951)	(323,380)	86,627
Arko Corp.	USFF -0.250%	Weekly	MS	01/10/28	(194)	(1,468)	(1,542)	(80)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(269)	(55,753)	(64,673)	(9,232)
Boot Barn Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,515)	(127,393)	(128,305)	(1,448)
Caleres, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,432)	(115,169)	(106,058)	7,827
Camping World Holdings, Inc., Class A	USFF -1.270%	Weekly	MS	01/10/28	(766)	(21,493)	(23,057)	(2,297)
Floor & Decor Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	(319)	(42,706)	(33,163)	10,460
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,559)	(105,404)	(69,374)	34,610
Franchise Group, Inc.	USFF -3.520%	Weekly	MS	01/07/27	(301)	(9,629)	(8,621)	804
Leslie's, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(7,076)	(102,345)	(66,444)	35,513
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(225)	(66,366)	(68,425)	(2,739)
Macy's, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,806)	(164,865)	(173,436)	(15,401)
MarineMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,798)	(51,854)	(61,420)	(9,763)
National Vision Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,122)	(159,694)	(124,413)	33,684
Penske Automotive Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	(720)	(106,980)	(119,974)	(13,705)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Petco Health & Wellness Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(10,917)	$(212,819)	$(97,161)	$117,039
RH	USFF -0.250%	Weekly	MS	01/10/28	(395)	(101,829)	(130,188)	(30,400)
Sally Beauty Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,742)	(35,745)	(21,514)	14,498
Shoe Carnival, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(47)	(1,068)	(1,104)	(39)
TJX Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,970)	(162,079)	(167,036)	(5,574)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/10/28	(794)	(196,072)	(175,553)	22,084
Victoria's Secret & Co.	USFF -0.250%	Weekly	MS	07/08/27	(3,191)	(141,482)	(55,619)	85,332
					(59,758)	(2,398,164)	(2,020,460)	357,800
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,875)	(140,733)	(157,205)	(18,958)
BRP, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(368)	(26,549)	(31,133)	(4,956)
Columbia Sportswear Co.	USFF -0.250%	Weekly	MS	01/07/27	(888)	(78,534)	(68,589)	9,255
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(8,334)	(96,500)	(68,922)	26,808
G-III Apparel Group Ltd.	USFF -0.250%	Weekly	MS	07/08/27	(1,575)	(26,764)	(30,350)	(4,010)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(2,932)	(86,531)	(94,528)	(8,476)
Hanesbrands, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(5,660)	(79,960)	(25,696)	55,767
Helen of Troy Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/05/26	(612)	(132,829)	(66,108)	66,216
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/10/28	(23,315)	(345,677)	(336,435)	6,582
LGI Homes, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(296)	(31,948)	(39,927)	(8,427)
Mattel, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,520)	(73,972)	(68,781)	5,015
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,868)	(183,124)	(192,703)	(10,276)
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,550)	(89,247)	(56,985)	29,393
Oxford Industries, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(721)	(78,253)	(70,961)	6,820
PVH Corp.	USFF -0.250%	Weekly	MS	01/10/28	(436)	(38,632)	(37,047)	1,749
Sonos, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,490)	(53,657)	(56,992)	(3,538)
Tempur Sealy International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(751)	(32,111)	(30,093)	2,122
TopBuild Corp.	USFF -0.250%	Weekly	MS	01/10/28	(74)	(19,112)	(19,685)	(646)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(22,801)	(515,298)	(452,600)	60,735
VF Corp.	USFF -0.250%	Weekly	MS	07/08/27	(6,313)	(185,921)	(120,515)	59,967
Whirlpool Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,836)	(388,027)	(421,968)	(42,284)
Wolverine World Wide, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,801)	(130,738)	(85,217)	42,241
YETI Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(82)	(8,250)	(3,185)	8,923
					(102,098)	(2,842,367)	(2,535,625)	280,022

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services
Accel Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(83)	$(854)	$(876)	$(25)
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(6,037)	(743,215)	(773,702)	(33,318)
Aramark	USFF -0.250%	Weekly	MS	01/10/28	(6,746)	(259,832)	(290,415)	(31,921)
Bally's Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,939)	(106,549)	(45,731)	60,426
Chegg, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,617)	(178,790)	(85,399)	92,816
Choice Hotels International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(656)	(84,644)	(77,093)	7,778
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,605)	(190,269)	(223,368)	(35,206)
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,668)	(54,718)	(47,757)	6,581
Cracker Barrel Old Country Store, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(332)	(38,157)	(30,936)	6,467
Dave & Buster's Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(744)	(31,719)	(33,153)	(2,475)
European Wax Center, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(87)	(1,604)	(1,621)	(22)
Everi Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,188)	(23,774)	(17,178)	6,767
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,346)	(328,406)	(366,019)	(45,521)
Golden Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(406)	(17,443)	(16,971)	407
International Game Technology PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(2,218)	(64,883)	(70,732)	(6,256)
Krispy Kreme, Inc.	USFF -0.770%	Weekly	MS	07/08/27	(3,449)	(50,385)	(50,804)	(848)
Mister Car Wash, Inc.	USFF -0.620%	Weekly	MS	07/06/26	(7,791)	(94,406)	(75,183)	18,864
Penn Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(577)	(16,368)	(13,865)	3,105
Portillo's, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,871)	(59,926)	(64,684)	(4,986)
RCI Hospitality Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(35)	(2,652)	(2,660)	(18)
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(6,690)	(289,165)	(312,958)	(30,560)
Service Corp. International	USFF -0.250%	Weekly	MS	01/10/28	(1,515)	(106,809)	(97,854)	8,578
Target Hospitality Corp.	USFF -1.920%	Weekly	MS	07/08/27	(1,113)	(16,128)	(14,936)	1,193
Texas Roadhouse, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(238)	(27,254)	(26,723)	357
Vail Resorts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(294)	(73,185)	(74,017)	(1,975)
					(64,245)	(2,861,135)	(2,814,635)	20,208
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,613)	(33,760)	(35,196)	(2,036)
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(3,041)	(101,094)	(108,746)	(8,037)
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,751)	(456,046)	(467,065)	(13,884)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Staples Distribution & Retail — (continued)
Ingles Markets, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(164)	$(13,550)	$(13,555)	$(63)
SpartanNash Co.	USFF -0.250%	Weekly	MS	07/08/27	(2,815)	(86,431)	(63,366)	21,377
Target Corp.	USFF -0.250%	Weekly	MS	01/10/28	(978)	(148,705)	(128,998)	24,644
United Natural Foods, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,364)	(174,961)	(85,316)	88,979
					(15,726)	(1,014,547)	(902,242)	110,980
Energy
Antero Midstream Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,833)	(41,298)	(44,463)	(4,518)
Archrock, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,765)	(19,126)	(18,091)	684
Baytex Energy Corp. (Canada)	USFF -1.820%	Weekly	MS	01/07/27	(21,222)	(66,849)	(69,184)	(2,615)
Bristow Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(29)	(797)	(833)	(38)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,973)	(157,793)	(168,137)	(11,347)
California Resources Corp.	USFF -0.250%	Weekly	MS	01/07/27	(569)	(27,591)	(25,770)	1,178
Cameco Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(1,340)	(39,111)	(41,982)	(3,655)
Cenovus Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(25,638)	(414,153)	(435,333)	(26,902)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,686)	(264,659)	(259,307)	(11,379)
Clean Energy Fuels Corp.	USFF -0.250%	Weekly	MS	01/07/27	(9,798)	(45,222)	(48,598)	(3,687)
CNX Resources Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,017)	(31,721)	(35,741)	(4,356)
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10,818)	(110,449)	(125,489)	(16,384)
Core Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,770)	(76,446)	(64,403)	11,630
Delek US Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,963)	(47,574)	(47,014)	(442)
Denison Mines Corp. (Canada)	USFF -0.870%	Weekly	MS	01/07/27	(45,933)	(53,148)	(57,416)	(4,486)
Diamond Offshore Drilling, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,187)	(69,821)	(88,103)	(19,164)
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,445)	(486,107)	(452,535)	24,508
Dril-Quip, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(312)	(7,378)	(7,260)	90
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7,863)	(380,025)	(389,769)	(17,737)
Earthstone Energy, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(10,318)	(153,499)	(147,444)	5,338
Energy Fuels, Inc. (Canada)	USFF -1.220%	Weekly	MS	01/10/28	(3,634)	(19,466)	(22,676)	(3,312)
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(735)	(20,934)	(14,943)	5,875
HighPeak Energy, Inc.	USFF -11.470%	Weekly	MS	01/10/28	(404)	(5,631)	(4,396)	1,215

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Kinetik Holdings, Inc.	USFF -0.770%	Weekly	MS	01/07/27	(3,216)	$(117,920)	$(113,010)	$(3,700)
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,810)	(41,200)	(37,829)	3,082
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(27,193)	(663,505)	(625,983)	32,037
Matador Resources Co.	USFF -0.250%	Weekly	MS	01/10/28	(387)	(21,062)	(20,248)	643
New Fortress Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,706)	(603,653)	(420,607)	161,690
NexGen Energy Ltd. (Canada)	USFF -0.736%	Weekly	MS	01/07/27	(13,334)	(55,503)	(62,803)	(7,602)
NextDecade Corp.	USFF -1.020%	Weekly	MS	01/10/28	(1,724)	(9,517)	(14,154)	(4,798)
Noble Corp. PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/07/27	(1,694)	(63,947)	(69,979)	(6,708)
Northern Oil and Gas, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,310)	(72,869)	(79,279)	(9,123)
NOV, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(32,241)	(500,040)	(517,146)	(20,700)
PDC Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,722)	(316,781)	(335,923)	(23,678)
Permian Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(6,121)	(60,987)	(67,086)	(7,084)
ProFrac Holding Corp., Class A	USFF -0.970%	Weekly	MS	07/08/27	(3,110)	(62,566)	(34,708)	27,612
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	01/10/28	(8,971)	(70,706)	(73,921)	(3,617)
Select Water Solutions, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,219)	(37,847)	(42,274)	(4,855)
SFL Corp. Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(2,447)	(24,085)	(22,831)	209
SilverBow Resources, Inc.	USFF -0.820%	Weekly	MS	07/08/27	(1,806)	(75,258)	(52,591)	22,381
Suncor Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(1,788)	(52,312)	(52,424)	(1,911)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,684)	(152,637)	(162,057)	(10,001)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(814)	(60,193)	(61,945)	(3,068)
TC Energy Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(1,062)	(60,769)	(42,915)	14,940
Tellurian, Inc.	USFF -1.215%	Weekly	MS	07/06/26	(22,397)	(73,405)	(31,580)	41,519
Vermilion Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(5,607)	(66,962)	(69,807)	(3,514)
Vital Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(474)	(28,508)	(21,401)	6,923
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(7,299)	(225,593)	(238,166)	(20,642)
World Kinect Corp.	USFF -0.250%	Weekly	MS	01/07/27	(5,137)	(133,110)	(106,233)	23,687
					(354,525)	(6,189,733)	(5,945,787)	124,218
Financial Services
Avantax, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(555)	(13,207)	(12,421)	705

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
Coinbase Global, Inc., Class A	USFF -2.670%	Weekly	MS	07/08/27	(358)	$(32,897)	$(25,615)	$7,157
WisdomTree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,703)	(16,325)	(18,543)	(2,760)
					(3,616)	(62,429)	(56,579)	5,102
Food, Beverage & Tobacco
B&G Foods, Inc.	USFF -1.470%	Weekly	MS	01/05/26	(1,577)	(46,466)	(21,952)	21,899
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	01/10/28	(589)	(38,095)	(39,333)	(2,151)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,182)	(532,274)	(458,140)	71,946
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,901)	(248,634)	(246,337)	214
Hain Celestial Group, Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(11,529)	(217,469)	(144,228)	72,461
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	01/07/27	(572)	(83,859)	(90,582)	(8,927)
MGP Ingredients, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7)	(731)	(744)	(15)
Mission Produce, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(595)	(8,904)	(7,211)	1,659
National Beverage Corp.	USFF -0.250%	Weekly	MS	01/07/27	(313)	(16,184)	(15,134)	1,000
Philip Morris International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,136)	(204,946)	(208,516)	(6,098)
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,121)	(98,520)	(97,135)	977
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	07/06/26	(2,203)	(86,550)	(80,608)	5,770
SunOpta, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(815)	(5,591)	(5,452)	118
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(14,148)	(754,461)	(722,114)	22,261
Universal Corp.	USFF -0.250%	Weekly	MS	01/07/27	(971)	(55,683)	(48,492)	3,909
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,335)	(84,531)	(70,921)	11,908
					(57,994)	(2,482,898)	(2,256,899)	196,931
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,639)	(118,644)	(130,530)	(12,337)
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/05/26	(5,041)	(120,348)	(61,349)	58,997
Agiliti, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,851)	(33,510)	(30,542)	2,842
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,690)	(50,128)	(46,645)	3,268
Alcon, Inc. (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(756)	(60,748)	(62,075)	(1,925)
Align Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,121)	(369,522)	(396,430)	(28,315)
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(864)	(12,831)	(15,535)	(3,575)
Amedisys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,236)	(113,129)	(113,020)	(379)
Bausch + Lomb Corp. (Canada)	USFF -5.020%	Weekly	MS	01/10/28	(178)	(3,474)	(3,572)	(111)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/10/28	(841)	(305,127)	(322,465)	(18,498)
CorVel Corp.	USFF -0.250%	Weekly	MS	01/10/28	(88)	(17,045)	(17,028)	(90)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,353)	$(55,405)	$(54,147)	$944
DocGo, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(788)	(7,122)	(7,384)	(288)
Doximity, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(3,900)	(152,980)	(132,678)	19,720
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,403)	(125,293)	(115,158)	9,629
Glaukos Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,257)	(57,885)	(89,511)	(32,814)
Globus Medical, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(775)	(57,842)	(46,144)	12,365
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(3,891)	(92,779)	(21,478)	71,091
Guardant Health, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(755)	(112,685)	(27,029)	109,959
HealthEquity, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(311)	(23,972)	(19,637)	4,245
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,856)	(302,059)	(312,722)	(11,813)
ICU Medical, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,090)	(187,332)	(194,227)	(8,114)
Inari Medical, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(598)	(57,602)	(34,768)	23,201
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,567)	(127,829)	(138,852)	(11,641)
Laboratory Corp. of America Holdings	USFF -0.250%	Weekly	MS	01/10/28	(1,440)	(332,107)	(347,515)	(17,161)
LifeStance Health Group, Inc.	USFF -1.020%	Weekly	MS	01/07/27	(3,901)	(31,530)	(35,616)	(4,393)
LivaNova PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(602)	(29,451)	(30,961)	(1,659)
Masimo Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,455)	(232,594)	(239,420)	(7,712)
Multiplan Corp.	USFF -0.853%	Weekly	MS	01/10/28	(1,758)	(2,497)	(3,709)	(1,221)
Neogen Corp.	USFF -0.250%	Weekly	MS	07/08/27	(5,225)	(94,450)	(113,644)	(20,557)
Nevro Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,904)	(130,463)	(73,820)	56,147
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(1,629)	(121,769)	(67,604)	53,702
NuVasive, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,058)	(138,129)	(127,182)	10,408
Omnicell, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,254)	(436,575)	(313,392)	120,052
OrthoPediatrics Corp.	USFF -0.250%	Weekly	MS	01/10/28	(173)	(7,749)	(7,586)	134
Outset Medical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,082)	(72,024)	(45,533)	26,031
Owens & Minor, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,258)	(110,336)	(62,032)	49,452
Pediatrix Medical Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,226)	(28,483)	(17,421)	10,954
PROCEPT BioRobotics Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,442)	(46,601)	(50,975)	(4,551)
Progyny, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,799)	(112,677)	(70,773)	42,861
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,661)	(648,440)	(655,150)	(10,821)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(5,468)	(473,277)	(453,078)	18,298
RadNet, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(2,867)	(57,784)	(93,522)	(36,958)
ResMed, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(159)	(37,976)	(34,742)	2,816
Schrodinger, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,754)	(165,685)	(137,480)	28,454

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	01/07/27	(5,764)	$(152,629)	$(183,641)	$(34,630)
STAAR Surgical Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,523)	(93,553)	(80,064)	13,158
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(277)	(58,828)	(62,319)	(5,391)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,403)	(72,190)	(63,121)	8,798
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,871)	(237,769)	(119,534)	116,685
Teleflex, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(61)	(16,554)	(14,764)	3,168
Treace Medical Concepts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(469)	(12,047)	(11,997)	5
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(659)	(67,978)	(79,996)	(13,375)
Veeva Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(829)	(163,111)	(163,918)	(3,067)
					(107,820)	(6,750,547)	(6,153,435)	585,988
Household & Personal Products
Beauty Health Co. (The)	USFF -0.250%	Weekly	MS	07/08/27	(6,230)	(72,429)	(52,145)	20,009
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,822)	(185,609)	(213,085)	(28,610)
Central Garden & Pet Co., Class A	USFF -0.250%	Weekly	MS	07/06/26	(1,316)	(54,401)	(47,981)	6,193
Coty, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,341)	(28,604)	(28,771)	(371)
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/07/27	(2,518)	(105,250)	(104,019)	(539)
Energizer Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(489)	(19,842)	(16,421)	2,528
Inter Parfums, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(214)	(23,549)	(28,939)	(6,637)
Olaplex Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,065)	(18,729)	(3,962)	14,697
Reynolds Consumer Products, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,464)	(45,576)	(41,358)	2,944
WD-40 Co.	USFF -0.250%	Weekly	MS	01/07/27	(502)	(95,603)	(94,702)	(183)
					(21,961)	(649,592)	(631,383)	10,031
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(271)	(78,431)	(81,173)	(3,652)
Albemarle Corp.	USFF -0.250%	Weekly	MS	01/10/28	(969)	(212,602)	(216,174)	(9,041)
Alcoa Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,364)	(104,742)	(80,211)	25,983
Algoma Steel Group, Inc. (Canada)	USFF -2.320%	Weekly	MS	01/10/28	(6,061)	(47,936)	(43,033)	4,614
Ashland, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,366)	(426,900)	(379,449)	43,589
Avery Dennison Corp.	USFF -0.250%	Weekly	MS	01/10/28	(585)	(100,628)	(100,503)	(764)
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/06/26	(1,173)	(38,824)	(38,486)	39
Balchem Corp.	USFF -0.250%	Weekly	MS	07/08/27	(531)	(72,814)	(71,584)	590

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Cabot Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,907)	$(142,329)	$(127,559)	$12,169
Celanese Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,003)	(554,666)	(579,347)	(30,361)
Centerra Gold, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(25)	(147)	(150)	(3)
Century Aluminum Co.	USFF -0.250%	Weekly	MS	07/08/27	(1,804)	(16,145)	(15,731)	322
Cleveland-Cliffs, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,796)	(27,603)	(30,101)	(3,275)
Coeur Mining, Inc.	USFF -0.262%	Weekly	MS	07/06/26	(87,094)	(397,396)	(247,347)	148,536
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,995)	(554,341)	(515,414)	34,438
Crown Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(956)	(81,528)	(83,048)	(2,415)
Equinox Gold Corp. (Canada)	USFF -0.257%	Weekly	MS	08/29/25	(29,280)	(230,051)	(134,102)	95,073
First Majestic Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(13,111)	(92,005)	(74,077)	17,602
FMC Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,162)	(124,881)	(121,243)	2,444
Fortuna Silver Mines, Inc. (Canada)	USFF -1.707%	Weekly	MS	01/07/27	(7,021)	(27,505)	(22,748)	4,853
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,571)	(176,088)	(182,840)	(7,408)
Haynes International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(14)	(693)	(711)	(20)
Hecla Mining Co.	USFF -0.250%	Weekly	MS	07/08/27	(22,760)	(123,377)	(117,214)	5,422
Ingevity Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,153)	(81,754)	(67,058)	14,385
Kaiser Aluminum Corp.	USFF -0.250%	Weekly	MS	01/10/28	(347)	(23,633)	(24,859)	(1,575)
Kronos Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(260)	(2,195)	(2,270)	(117)
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,053)	(64,699)	(78,954)	(15,236)
Mativ Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,400)	(59,618)	(36,288)	20,022
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(2,865)	(122,669)	(118,525)	2,617
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,337)	(208,736)	(190,751)	16,769
Novagold Resources, Inc. (Canada)	USFF -0.273%	Weekly	MS	07/08/27	(3,963)	(19,921)	(15,812)	4,034
Pan American Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(13,238)	(204,961)	(193,010)	10,555
RPM International, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(52)	(4,649)	(4,666)	(34)
Sandstorm Gold Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(18,541)	(100,982)	(94,930)	5,551
Schnitzer Steel Industries, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(1,787)	(74,128)	(53,592)	18,953
Scotts Miracle-Gro Co. (The)	USFF -0.250%	Weekly	MS	07/06/26	(81)	(13,581)	(5,078)	8,030
Seabridge Gold, Inc. (Canada)	USFF -0.570%	Weekly	MS	01/10/28	(515)	(6,732)	(6,206)	501

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,304)	$(95,512)	$(92,754)	$1,465
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,434)	(346,508)	(380,756)	(36,038)
Sigma Lithium Corp. (Canada)	USFF -8.470%	Weekly	MS	01/10/28	(581)	(21,934)	(23,414)	(1,563)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/07/27	(1,079)	(67,577)	(63,683)	1,081
SSR Mining, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(9,470)	(138,902)	(134,285)	3,485
Stepan Co.	USFF -0.250%	Weekly	MS	01/05/26	(514)	(56,163)	(49,118)	6,024
Summit Materials, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,821)	(57,198)	(68,925)	(12,130)
TimkenSteel Corp.	USFF -0.250%	Weekly	MS	01/10/28	(426)	(7,795)	(9,189)	(1,423)
TriMas Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4)	(107)	(110)	(2)
Trinseo PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(1,322)	(57,219)	(16,750)	39,282
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/10/28	(5,199)	(62,530)	(66,079)	(3,994)
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/10/28	(27,559)	(599,599)	(689,251)	(92,335)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(481)	(42,489)	(41,356)	527
Westrock Co.	USFF -0.250%	Weekly	MS	01/10/28	(13,007)	(385,436)	(378,113)	3,060
Worthington Industries, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(353)	(20,606)	(24,523)	(4,974)
					(320,965)	(6,579,465)	(6,192,550)	325,655
Media & Entertainment
Altice USA, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(43,073)	(197,604)	(130,080)	66,678
AMC Networks, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(1,126)	(38,704)	(13,456)	25,602
Angi, Inc.	USFF -0.770%	Weekly	MS	08/29/25	(11,464)	(154,880)	(37,831)	116,951
Cargurus, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,822)	(293,275)	(177,012)	115,865
Cars.com, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(964)	(17,703)	(19,106)	(1,470)
DISH Network Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(16,094)	(369,292)	(106,059)	263,397
Endeavor Group Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,467)	(34,723)	(35,091)	(500)
Gray Television, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,097)	(25,654)	(8,644)	19,126
IAC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,837)	(196,578)	(115,364)	85,376
Lions Gate Entertainment Corp., Class B (Canada)	USFF -0.250%	Weekly	MS	01/07/27	(3,519)	(49,454)	(29,384)	20,304
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,566)	(113,418)	(142,678)	(31,045)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(9,580)	(120,545)	(130,767)	(11,551)
Match Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,767)	(410,445)	(408,749)	(717)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Paramount Global, Class B	USFF -0.670%	Weekly	MS	01/10/28	(4,308)	$(67,977)	$(68,540)	$(1,053)
Pinterest, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,980)	(153,907)	(163,493)	(13,732)
Roku, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(4,155)	(337,279)	(265,754)	63,785
Scholastic Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,027)	(39,519)	(39,940)	(907)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(9,516)	(302,128)	(112,669)	195,785
Sphere Entertainment Co.	USFF -0.250%	Weekly	MS	01/07/27	(1,651)	(42,765)	(45,221)	(2,618)
WideOpenWest, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,344)	(40,572)	(19,783)	20,635
World Wrestling Entertainment, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(690)	(74,218)	(74,844)	(933)
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(19)	(1,339)	(1,331)	4
					(139,066)	(3,081,979)	(2,145,796)	928,982
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(458)	(74,253)	(25,575)	54,748
Amylyx Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,112)	(109,301)	(67,126)	41,760
Arcellx, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16)	(503)	(506)	(4)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,747)	(57,996)	(62,298)	(5,057)
Arvinas, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(370)	(33,542)	(9,183)	25,736
Avid Bioservices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,135)	(31,483)	(15,856)	15,508
Avidity Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(256)	(2,915)	(2,839)	66
Azenta, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,917)	(306,732)	(322,886)	(17,449)
Bausch Health Cos., Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(15,278)	(111,153)	(122,224)	(11,494)
BioMarin Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(128)	(11,720)	(11,095)	581
Biomea Fusion, Inc.	USFF -4.570%	Weekly	MS	01/10/28	(59)	(1,303)	(1,295)	3
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(17)	(8,074)	(6,445)	1,599
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,169)	(97,854)	(95,425)	2,112
Catalent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(8,298)	(639,228)	(359,801)	276,992
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(22)	(401)	(396)	3
Cronos Group, Inc. (Canada)	USFF -1.270%	Weekly	MS	01/10/28	(38)	(72)	(75)	(3)
CryoPort, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,230)	(22,699)	(21,218)	1,390
Cytek Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,627)	(73,520)	(56,595)	16,647

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Deciphera Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(24)	$(337)	$(338)	$(2)
Dynavax Technologies Corp.	USFF -0.250%	Weekly	MS	01/10/28	(93)	(1,214)	(1,202)	9
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(54,555)	(515,018)	(548,823)	(35,767)
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/10/28	(374)	(171,717)	(175,399)	(8,353)
EQRx, Inc.	USFF -1.270%	Weekly	MS	01/10/28	(1,052)	(1,843)	(1,957)	(120)
Exelixis, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,902)	(114,959)	(112,787)	1,794
Immatics NV (Netherlands)	USFF -1.020%	Weekly	MS	01/10/28	(266)	(2,674)	(3,070)	(405)
Insmed, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,172)	(60,613)	(66,929)	(6,655)
Intra-Cellular Therapies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(457)	(24,181)	(28,937)	(5,357)
Ionis Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,032)	(37,038)	(42,343)	(5,894)
IQVIA Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(951)	(203,906)	(213,756)	(10,626)
Keros Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(54)	(2,244)	(2,170)	67
Kymera Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(388)	(10,967)	(8,920)	2,006
Madrigal Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(165)	(37,049)	(38,115)	(1,206)
Mesa Laboratories, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(289)	(64,505)	(37,137)	26,840
Mirum Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5)	(127)	(129)	(2)
Natera, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,782)	(86,853)	(86,712)	(189)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(91)	(5,869)	(3,646)	2,224
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	08/29/25	(5,694)	(234,803)	(193,311)	34,573
Pliant Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,356)	(49,526)	(42,691)	6,648
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(246)	(15,476)	(14,620)	883
RAPT Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11)	(211)	(206)	5
Reata Pharmaceuticals, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(519)	(46,580)	(52,917)	(6,514)
Regeneron Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(158)	(123,510)	(113,529)	19,816

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Relay Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,207)	$(20,375)	$(15,160)	$5,219
Revance Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(572)	(17,462)	(14,477)	3,002
Rhythm Pharmaceuticals, Inc.	USFF -0.570%	Weekly	MS	01/10/28	(7)	(116)	(115)	1
Seagen, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(973)	(188,568)	(187,264)	587
Sotera Health Co.	USFF -0.250%	Weekly	MS	07/06/26	(7,825)	(146,149)	(147,423)	(1,830)
SpringWorks Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12)	(311)	(315)	(4)
Syneos Health, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(377)	(27,564)	(15,887)	13,995
Thermo Fisher Scientific, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(224)	(124,286)	(116,872)	11,094
Ultragenyx Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(269)	(14,803)	(12,409)	2,459
Ventyx Biosciences, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,910)	(61,338)	(62,648)	(1,543)
Viking Therapeutics, Inc.	USFF -2.570%	Weekly	MS	01/10/28	(258)	(4,103)	(4,182)	(94)
Viridian Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,956)	(51,276)	(46,533)	4,548
Xencor, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,285)	(37,303)	(32,086)	5,075
Xenon Pharmaceuticals, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(1,955)	(75,452)	(75,268)	(102)
					(145,343)	(4,163,075)	(3,701,121)	459,320
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(710)	(52,775)	(63,190)	(10,859)
Semiconductors & Semiconductor Equipment
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/10/28	(1,039)	(27,129)	(34,079)	(7,135)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(2,577)	(205,100)	(215,618)	(12,590)
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(162)	(4,809)	(4,820)	(28)
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(3,588)	(32,426)	(62,216)	(32,365)
FormFactor, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,330)	(78,517)	(79,733)	(1,610)
Ichor Holdings Ltd. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/07/27	(1,757)	(56,030)	(65,888)	(10,120)
Impinj, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(490)	(46,226)	(43,929)	2,122
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,195)	(81,340)	(73,401)	5,027

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
MACOM Technology Solutions Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(21)	$(1,368)	$(1,376)	$(12)
Marvell Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(367)	(21,705)	(21,939)	(1,271)
MKS Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,218)	(277,509)	(347,866)	(76,093)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,224)	(106,324)	(142,559)	(36,639)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,328)	(111,207)	(125,722)	(15,641)
Semtech Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,870)	(38,581)	(47,610)	(9,175)
SiTime Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,395)	(142,369)	(164,568)	(23,819)
SMART Global Holdings, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/06/26	(4,352)	(119,833)	(126,252)	(7,332)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,884)	(298,265)	(321,076)	(24,347)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,201)	(207,957)	(216,204)	(9,396)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,476)	(47,503)	(56,767)	(9,532)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,019)	(64,934)	(56,646)	8,201
					(34,493)	(1,969,132)	(2,208,269)	(261,755)
Software & Services
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,309)	(169,354)	(146,180)	22,521
Agilysys, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(227)	(16,269)	(15,581)	627
Alarm.com Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,354)	(152,846)	(121,655)	31,023
Alteryx, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,837)	(225,881)	(265,000)	(40,363)
Amplitude, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,094)	(10,948)	(12,034)	(1,127)
Appian Corp., Class A	USFF -0.250%	Weekly	MS	07/08/27	(1,677)	(66,733)	(79,825)	(14,178)
AppLovin Corp., Class A	USFF -0.250%	Weekly	MS	01/07/27	(10,405)	(336,750)	(267,721)	67,720
Aspen Technology, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(341)	(83,494)	(57,155)	26,022
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(107)	(17,190)	(17,956)	(833)
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/10/28	(2,526)	(106,601)	(136,985)	(32,099)
BigCommerce Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,457)	(109,379)	(64,247)	44,546
Black Knight, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,902)	(121,360)	(113,606)	7,591
Blackbaud, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(417)	(28,026)	(29,682)	(2,014)
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(989)	(35,705)	(43,308)	(8,942)
Cerence, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(734)	(19,993)	(21,455)	(1,538)
Clear Secure, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,659)	(67,699)	(61,609)	5,311

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Cloudflare, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,293)	$(126,801)	$(149,893)	$(26,558)
Couchbase, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(96)	(1,468)	(1,519)	(55)
Digital Turbine, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(16,602)	(221,635)	(154,067)	66,725
Dropbox, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,306)	(59,831)	(61,501)	(2,150)
Envestnet, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(3,700)	(262,067)	(219,595)	41,692
Everbridge, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,355)	(95,629)	(36,450)	60,592
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/10/28	(54)	(42,811)	(43,697)	(1,831)
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,343)	(83,229)	(119,751)	(47,860)
Grid Dynamics Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,802)	(20,075)	(16,669)	3,331
HashiCorp., Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,262)	(144,134)	(137,759)	5,826
Informatica, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,279)	(21,079)	(23,662)	(2,662)
Jamf Holding Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,355)	(114,064)	(65,490)	48,602
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(12,263)	(372,129)	(207,490)	162,749
LiveRamp Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,405)	(96,705)	(68,687)	27,389
Olo, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(6,161)	(57,233)	(39,800)	17,266
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/10/28	(3,011)	(116,975)	(125,107)	(10,031)
Perficient, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3)	(450)	(250)	199
PTC, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,196)	(293,711)	(312,491)	(22,262)
Rapid7, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(392)	(28,111)	(17,750)	11,311
RingCentral, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(1,389)	(227,835)	(45,462)	200,515
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(12,856)	(189,595)	(194,126)	(5,252)
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(546)	(94,080)	(96,085)	(2,362)
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(323)	(58,988)	(62,035)	(3,271)
Tenable Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,571)	(136,162)	(155,517)	(19,873)
Thoughtworks Holding, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(107)	(1,405)	(808)	612
Twilio, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(910)	(49,361)	(57,894)	(10,879)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(168)	(62,910)	(69,967)	(7,665)
UiPath, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(4,053)	(64,920)	(67,158)	(2,485)
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(381)	(7,940)	(7,430)	481
VMware, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(288)	(38,807)	(41,383)	(2,866)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Zeta Global Holdings Corp., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,112)	$(9,775)	$(9,496)	$242
Zoom Video Communications, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(1,683)	(128,074)	(114,242)	13,901
					(138,300)	(4,796,217)	(4,177,230)	597,638
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,127)	(126,492)	(75,047)	49,482
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(505)	(52,397)	(56,282)	(4,085)
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(262)	(45,983)	(42,460)	4,465
Avid Technology, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(472)	(11,408)	(12,036)	(670)
Avnet, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,822)	(255,777)	(293,720)	(41,234)
Benchmark Electronics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,807)	(45,112)	(46,675)	(2,750)
Calix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(449)	(31,874)	(22,410)	9,291
Ciena Corp.	USFF -0.250%	Weekly	MS	07/08/27	(5,645)	(274,194)	(239,856)	33,420
Clearfield, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,038)	(53,860)	(49,149)	4,506
Cognex Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,124)	(60,455)	(62,966)	(3,164)
Coherent Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,083)	(136,958)	(208,151)	(77,114)
CommScope Holding Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(19,244)	(247,599)	(108,344)	138,313
Dell Technologies, Inc., Class C	USFF -0.250%	Weekly	MS	01/10/28	(5,284)	(250,784)	(285,917)	(36,628)
ePlus, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(229)	(11,539)	(12,893)	(1,608)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	01/10/28	(407)	(51,951)	(52,861)	(1,107)
Harmonic, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,482)	(67,067)	(72,474)	(6,244)
Infinera Corp.	USFF -0.767%	Weekly	MS	01/10/28	(4,612)	(23,863)	(22,276)	1,497
Itron, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,106)	(60,322)	(79,743)	(20,293)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,379)	(77,075)	(74,534)	1,418
Littelfuse, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(10)	(2,841)	(2,913)	(82)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,212)	(132,286)	(125,487)	(6,469)
Novanta, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(750)	(121,106)	(138,075)	(17,889)
Plexus Corp.	USFF -0.250%	Weekly	MS	07/06/26	(501)	(44,017)	(49,218)	(5,531)
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(5,293)	(166,138)	(194,888)	(37,795)
Rogers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(853)	(229,136)	(138,126)	91,908
Stratasys Ltd. (Israel)	USFF -1.720%	Weekly	MS	01/07/27	(1,929)	(40,833)	(34,259)	6,349
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	01/07/27	(268)	(26,639)	(25,192)	1,228
TE Connectivity Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(733)	(99,376)	(102,737)	(3,738)
TTM Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,060)	(33,479)	(28,634)	4,790
Ubiquiti, Inc.	USFF -0.620%	Weekly	MS	01/07/27	(588)	(157,617)	(103,341)	52,679

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Viasat, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,129)	$(98,854)	$(87,843)	$10,781
Viavi Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(860)	(9,377)	(9,744)	(402)
Vontier Corp.	USFF -0.250%	Weekly	MS	01/07/27	(4,125)	(95,367)	(132,866)	(40,131)
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,009)	(295,416)	(265,851)	27,289
					(95,397)	(3,437,192)	(3,256,968)	130,482
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,179)	(140,596)	(146,625)	(8,516)
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(6,990)	(192,423)	(130,294)	61,235
Globalstar, Inc.	USFF -0.852%	Weekly	MS	01/05/26	(37,731)	(61,156)	(40,749)	20,376
Gogo, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,892)	(31,116)	(32,183)	(1,197)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	08/29/25	(1,141)	(36,386)	(22,170)	7,024
United States Cellular Corp.	USFF -0.870%	Weekly	MS	01/10/28	(418)	(6,520)	(7,369)	(873)
					(50,351)	(468,197)	(379,390)	78,049
Transportation
Air Transport Services Group, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(4,770)	(112,906)	(90,010)	22,466
Allegiant Travel Co.	USFF -0.250%	Weekly	MS	01/07/27	(285)	(33,305)	(35,990)	(3,315)
GXO Logistics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,160)	(67,616)	(72,871)	(5,940)
Heartland Express, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,888)	(30,142)	(30,982)	(1,042)
Knight-Swift Transportation Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(564)	(35,500)	(31,336)	5,153
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	01/07/27	(7,694)	(99,476)	(73,785)	25,264
Matson, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(332)	(22,027)	(25,806)	(4,144)
Saia, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(88)	(25,875)	(30,132)	(4,777)
SkyWest, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(766)	(23,237)	(31,192)	(8,792)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(16,298)	(505,026)	(590,151)	(94,036)
Sun Country Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,078)	(46,085)	(46,713)	(932)
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,032)	(234,643)	(222,314)	9,340
					(40,955)	(1,235,838)	(1,281,282)	(60,755)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,636)	(33,595)	(33,914)	(446)
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(714)	(41,241)	(37,471)	2,746
Ameren Corp.	USFF -0.250%	Weekly	MS	01/10/28	(28)	(2,272)	(2,287)	(23)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(2,012)	$(177,303)	$(169,410)	$6,118
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(659)	(76,024)	(76,668)	(933)
Avangrid, Inc.	USFF -0.250%	Weekly	MS	08/29/25	(699)	(36,010)	(26,338)	7,586
Avista Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,169)	(133,822)	(124,447)	5,477
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(951)	(52,360)	(49,100)	3,032
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,295)	(152,692)	(154,349)	(2,751)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(180)	(12,843)	(10,575)	3,240
Essential Utilities, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(773)	(36,895)	(30,850)	5,327
Eversource Energy	USFF -0.250%	Weekly	MS	01/10/28	(591)	(46,611)	(41,914)	3,887
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,120)	(85,187)	(86,369)	(1,674)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(5,549)	(222,931)	(215,745)	4,350
Fortis, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(835)	(39,356)	(35,980)	2,003
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(458)	(48,395)	(46,991)	1,222
Middlesex Water Co.	USFF -0.250%	Weekly	MS	01/10/28	(221)	(17,559)	(17,826)	(333)
Montauk Renewables, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(7)	(53)	(52)	2
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(209)	(16,371)	(15,508)	776
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,780)	(75,707)	(76,033)	(2,054)
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	08/29/25	(1,682)	(85,127)	(72,410)	9,109
NorthWestern Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,203)	(71,936)	(68,282)	(697)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(11,140)	(381,075)	(416,525)	(39,117)
OGE Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(2,116)	(86,396)	(75,986)	7,475
ONE Gas, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(907)	(78,144)	(69,667)	5,908
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(987)	(84,132)	(79,414)	4,260
Portland General Electric Co.	USFF -0.250%	Weekly	MS	07/08/27	(562)	(28,458)	(26,318)	1,274
PPL Corp.	USFF -0.250%	Weekly	MS	01/10/28	(402)	(10,547)	(10,637)	(130)
ReNew Energy Global PLC, Class A (United Kingdom)	USFF -1.070%	Weekly	MS	01/10/28	(114)	(618)	(625)	(8)
Sempra Energy	USFF -0.250%	Weekly	MS	01/10/28	(712)	(106,617)	(103,660)	1,860
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(784)	(59,831)	(49,902)	8,728
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,843)	(347,245)	(339,106)	5,504
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(59)	(3,615)	(3,668)	(66)
					(53,397)	(2,650,968)	(2,568,027)	41,652

Total Reference Entity — Short						(65,159,080)	(60,961,210)	3,611,964
Net Value of Reference Entity						$(50,953,194)	$(44,414,850)	$7,236,341

*	Includes $697,997 related to open trades, dividends receivables/payables and swap receivables/payables activities.

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
Total Return Swaps (concluded)
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with end of period unrealized appreciation of $7,236,341, which are considered Level 2 as of and for the period ended June 30, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 47.6%
Automobiles & Components — 0.3%
BorgWarner, Inc.(a)	7,047	$ 344,669
General Motors Co.(a)	26,777	1,032,521
		1,377,190
Banks — 0.6%
Bank of America Corp.(a)	19,333	554,664
Citizens Financial Group, Inc.	1,119	29,183
JPMorgan Chase & Co.(a)	12,340	1,794,730
PNC Financial Services Group, Inc. (The)(a)	3,796	478,106
Truist Financial Corp.	4,465	135,513
US Bancorp	5,126	169,363
		3,161,559
Capital Goods — 5.1%
3M Co.(a)	8,009	801,621
A. O. Smith Corp.(a)	11,701	851,599
AMETEK, Inc.(a)	2,859	462,815
Boeing Co. (The)*	412	86,998
Caterpillar, Inc.(a)	6,191	1,523,295
Deere & Co.(a)	723	292,952
Eaton Corp. PLC (Ireland)	4,955	996,450
Emerson Electric Co.(a)	4,388	396,631
Fortive Corp.(a)	6,462	483,164
General Dynamics Corp.(a)	6,597	1,419,345
General Electric Co.(a)	14,365	1,577,995
Howmet Aerospace, Inc.(a)	19,699	976,282
IDEX Corp.(a)	606	130,448
Illinois Tool Works, Inc.(a)	2,806	701,949
Ingersoll Rand, Inc.(a)	8,519	556,802
Johnson Controls International PLC (Ireland)	1,774	120,880
Lockheed Martin Corp.(a)	3,270	1,505,443
Masco Corp.(a)	5,715	327,927
Northrop Grumman Corp.(a)	486	221,519
Otis Worldwide Corp.(a)	11,178	994,954
PACCAR, Inc.(a)	18,631	1,558,483
Parker-Hannifin Corp.(a)	3,624	1,413,505
Pentair PLC (Ireland)	12,695	820,097
Snap-on, Inc.(a)	6,114	1,761,994
Textron, Inc.(a)	18,867	1,275,975
Trane Technologies PLC (Ireland)	3,356	641,869
TransDigm Group, Inc.(a)	1,802	1,611,294
United Rentals, Inc.(a)	266	118,468
WW Grainger, Inc.(a)	1,348	1,063,019
		24,693,773
Commercial & Professional Services — 1.1%
Automatic Data Processing, Inc.(a)	918	201,767
Copart, Inc.(a)*	5,514	502,932
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Jacobs Solutions, Inc.(a)	2,494	$ 296,511
Leidos Holdings, Inc.(a)	108	9,556
Paychex, Inc.(a)	13,047	1,459,568
Republic Services, Inc.(a)	7,151	1,095,319
Robert Half International, Inc.(a)	7,959	598,676
Verisk Analytics, Inc.(a)	4,972	1,123,821
		5,288,150
Consumer Discretionary Distribution & Retail — 1.9%
Amazon.com, Inc.*	1,598	208,315
AutoZone, Inc.(a)*	92	229,389
Bath & Body Works, Inc.(a)	21,228	796,050
Best Buy Co., Inc.(a)	2,314	189,632
CarMax, Inc.(a)*	10,001	837,084
eBay, Inc.(a)	18,208	813,716
Genuine Parts Co.(a)	5,980	1,011,996
Home Depot, Inc. (The)(a)	2,300	714,472
LKQ Corp.(a)	601	35,020
Lowe's Cos., Inc.(a)	2,551	575,761
O'Reilly Automotive, Inc.(a)*	1,116	1,066,115
Ross Stores, Inc.(a)	5,025	563,453
TJX Cos., Inc. (The)(a)	8,984	761,753
Ulta Beauty, Inc.(a)*	3,572	1,680,965
		9,483,721
Consumer Durables & Apparel — 1.1%
DR Horton, Inc.(a)	2,829	344,261
Garmin Ltd. (Switzerland)	4,193	437,288
Hasbro, Inc.	7,149	463,041
Lennar Corp., Class A	471	59,021
NIKE, Inc., Class B(a)	6,215	685,950
PulteGroup, Inc.(a)	21,240	1,649,923
Tapestry, Inc.(a)	42,718	1,828,330
		5,467,814
Consumer Services — 1.9%
Booking Holdings, Inc.(a)*	178	480,658
Caesars Entertainment, Inc.(a)*	15,572	793,705
Darden Restaurants, Inc.(a)	7,650	1,278,162
Las Vegas Sands Corp.(a)*	3,694	214,252
Marriott International, Inc., Class A(a)	9,442	1,734,401
McDonald's Corp.(a)	4,075	1,216,021
MGM Resorts International(a)	23,785	1,044,637
Starbucks Corp.(a)	11,880	1,176,833
Yum! Brands, Inc.(a)	9,885	1,369,567
		9,308,236
Consumer Staples Distribution & Retail — 0.9%
Kroger Co. (The)(a)	3,613	169,811
Sysco Corp.	4,496	333,603

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — (Continued)
Walgreens Boots Alliance, Inc.(a)	14,125	$ 402,421
Walmart, Inc.(a)	21,213	3,334,260
		4,240,095
Energy — 3.1%
APA Corp.(a)	8,024	274,180
Baker Hughes Co.(a)	57,543	1,818,934
Chevron Corp.(a)	4,456	701,152
ConocoPhillips(a)	6,966	721,747
Devon Energy Corp.(a)	24,792	1,198,445
Diamondback Energy, Inc.(a)	496	65,155
EOG Resources, Inc.(a)	9,860	1,128,378
EQT Corp.(a)	37,290	1,533,738
Exxon Mobil Corp.(a)	13,637	1,462,568
Halliburton Co.(a)	33,860	1,117,041
Kinder Morgan, Inc.(a)	69,484	1,196,515
Marathon Petroleum Corp.(a)	8,801	1,026,197
Occidental Petroleum Corp.(a)	1,149	67,561
ONEOK, Inc.(a)	30,031	1,853,513
Pioneer Natural Resources Co.(a)	2,138	442,951
Valero Energy Corp.(a)	3,568	418,526
		15,026,601
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc.(a)	2,071	235,038
American Tower Corp.(a)	1,040	201,697
AvalonBay Communities, Inc.	423	80,061
Boston Properties, Inc.	4,271	245,967
Camden Property Trust(a)	6,062	659,970
Crown Castle, Inc.	1,650	188,001
Digital Realty Trust, Inc.(a)	7,479	851,634
Essex Property Trust, Inc.(a)	2,807	657,680
Extra Space Storage, Inc.(a)	6,014	895,184
Healthpeak Properties, Inc.(a)	13,015	261,601
Invitation Homes, Inc.	1,832	63,021
Prologis, Inc.(a)	2,817	345,449
Realty Income Corp.(a)	30,994	1,853,131
SBA Communications Corp.	424	98,266
Simon Property Group, Inc.(a)	9,556	1,103,527
VICI Properties, Inc.(a)	37,760	1,186,797
Welltower, Inc.(a)	9,021	729,709
		9,656,733
Financial Services — 2.5%
American Express Co.	796	138,663
Berkshire Hathaway, Inc., Class B(a)*	738	251,658
BlackRock, Inc.(a)	378	261,251
Capital One Financial Corp.(a)	4,434	484,947
Cboe Global Markets, Inc.	143	19,735
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Charles Schwab Corp. (The)(a)	6,151	$ 348,639
CME Group, Inc.(a)	1,335	247,362
Fiserv, Inc.(a)*	3,762	474,576
FleetCor Technologies, Inc.(a)*	4,822	1,210,708
Franklin Resources, Inc.(a)	29,740	794,355
Goldman Sachs Group, Inc. (The)(a)	1,961	632,501
Intercontinental Exchange, Inc.(a)	6,138	694,085
Invesco Ltd. (Bermuda)	2,289	38,478
Mastercard, Inc., Class A(a)	2,863	1,126,018
Nasdaq, Inc.(a)	30,818	1,536,277
PayPal Holdings, Inc.(a)*	12,074	805,698
Raymond James Financial, Inc.	919	95,365
S&P Global, Inc.(a)	867	347,572
T Rowe Price Group, Inc.(a)	7,555	846,311
Visa, Inc., Class A(a)	6,673	1,584,704
		11,938,903
Food, Beverage & Tobacco — 2.4%
Altria Group, Inc.(a)	10,521	476,601
Archer-Daniels-Midland Co.(a)	2,371	179,153
Campbell Soup Co.(a)	13,520	617,999
Coca-Cola Co. (The)(a)	19,964	1,202,232
General Mills, Inc.(a)	7,658	587,369
Hershey Co. (The)(a)	4,059	1,013,532
J M Smucker Co. (The)(a)	9,585	1,415,417
Kellogg Co.(a)	18,146	1,223,040
Keurig Dr Pepper, Inc.(a)	45,684	1,428,539
Kraft Heinz Co. (The)(a)	28,861	1,024,566
Molson Coors Beverage Co., Class B	3,101	204,170
Mondelez International, Inc., Class A(a)	17,540	1,279,368
PepsiCo, Inc.(a)	1,774	328,580
Philip Morris International, Inc.(a)	6,023	587,965
		11,568,531
Health Care Equipment & Services — 3.7%
Abbott Laboratories(a)	2,231	243,224
AmerisourceBergen Corp.	1,212	233,225
Baxter International, Inc.(a)	16,098	733,425
Boston Scientific Corp.*	1,717	92,872
Cardinal Health, Inc.(a)	5,747	543,494
Centene Corp.(a)*	17,207	1,160,612
Cigna Group (The)(a)	4,157	1,166,454
CVS Health Corp.(a)	20,368	1,408,040
DaVita, Inc.*	6,079	610,757
DENTSPLY SIRONA, Inc.(a)	27,777	1,111,636
GE HealthCare Technologies, Inc.(a)	31,829	2,585,788
HCA Healthcare, Inc.(a)	3,816	1,158,080

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Hologic, Inc.(a)*	12,086	$ 978,603
McKesson Corp.(a)	539	230,320
Medtronic PLC (Ireland)	6,091	536,617
Molina Healthcare, Inc.(a)*	4,175	1,257,677
Stryker Corp.(a)	3,551	1,083,375
Teleflex, Inc.(a)	2,345	567,560
UnitedHealth Group, Inc.(a)	1,320	634,445
Zimmer Biomet Holdings, Inc.(a)	12,073	1,757,829
		18,094,033
Household & Personal Products — 0.7%
Kimberly-Clark Corp.(a)	9,241	1,275,812
Procter & Gamble Co. (The)(a)	13,571	2,059,264
		3,335,076
Insurance — 1.3%
Aflac, Inc.(a)	3,514	245,277
Aon PLC, Class A (Ireland)	218	75,254
Arch Capital Group Ltd. (Bermuda)*	10,750	804,638
Arthur J Gallagher & Co.	647	142,062
Assurant, Inc.(a)	5,263	661,664
Brown & Brown, Inc.(a)	5,155	354,870
Chubb Ltd. (Switzerland)	1,519	292,499
Cincinnati Financial Corp.(a)	6,198	603,189
Everest Re Group Ltd. (Bermuda)	787	269,044
Globe Life, Inc.(a)	1,492	163,553
Lincoln National Corp.(a)	15,516	399,692
Loews Corp.(a)	12,192	723,961
Principal Financial Group, Inc.(a)	1,744	132,265
Willis Towers Watson PLC (Ireland)	5,813	1,368,961
		6,236,929
Materials — 3.3%
CF Industries Holdings, Inc.(a)	14,835	1,029,846
Dow, Inc.(a)	6,460	344,060
DuPont de Nemours, Inc.(a)	33,068	2,362,378
Eastman Chemical Co.(a)	8,645	723,759
Freeport-McMoRan, Inc.(a)	10,584	423,360
International Paper Co.(a)	58,641	1,865,370
Linde PLC (Ireland)	2,735	1,042,254
LyondellBasell Industries NV, Class A (Netherlands)	539	49,496
Mosaic Co. (The)(a)	73,117	2,559,095
Nucor Corp.(a)	3,895	638,702
Packaging Corp. of America(a)	9,811	1,296,622
Sealed Air Corp.(a)	57,394	2,295,760
Steel Dynamics, Inc.(a)	6,638	723,077
Vulcan Materials Co.(a)	3,771	850,134
		16,203,913
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — 1.8%
Activision Blizzard, Inc.(a)*	5,934	$ 500,236
Alphabet, Inc., Class A(a)*	15,955	1,909,814
Charter Communications, Inc., Class A(a)*	629	231,076
Comcast Corp., Class A(a)	13,379	555,898
Electronic Arts, Inc.	896	116,211
Fox Corp., Class A(a)	25,911	880,974
Interpublic Group of Cos., Inc. (The)(a)	11,602	447,605
Meta Platforms, Inc., Class A(a)*	6,451	1,851,308
Netflix, Inc.(a)*	2,166	954,101
News Corp., Class A(a)	12,666	246,987
Omnicom Group, Inc.(a)	5,229	497,539
Take-Two Interactive Software, Inc.*	259	38,114
Warner Bros Discovery, Inc.(a)*	31,014	388,916
		8,618,779
Pharmaceuticals, Biotechnology & Life Sciences — 3.2%
AbbVie, Inc.	233	31,392
Biogen, Inc.(a)*	2,305	656,579
Bristol-Myers Squibb Co.(a)	13,207	844,588
Danaher Corp.(a)	2,638	633,120
Gilead Sciences, Inc.(a)	10,480	807,694
Illumina, Inc.(a)*	319	59,809
Incyte Corp.*	565	35,171
Johnson & Johnson(a)	12,708	2,103,428
Merck & Co., Inc.(a)	13,538	1,562,150
Mettler-Toledo International, Inc.(a)*	512	671,560
Moderna, Inc.(a)*	2,748	333,882
Organon & Co.(a)	110,580	2,301,170
Pfizer, Inc.(a)	45,724	1,677,156
Regeneron Pharmaceuticals, Inc.(a)*	1,565	1,124,515
Revvity, Inc.(a)	20,646	2,452,539
West Pharmaceutical Services, Inc.(a)	1,107	423,394
		15,718,147
Semiconductors & Semiconductor Equipment — 3.8%
Applied Materials, Inc.(a)	10,696	1,546,000
Broadcom, Inc.(a)	2,610	2,263,992
KLA Corp.(a)	2,315	1,122,821
Lam Research Corp.(a)	3,853	2,476,940
Microchip Technology, Inc.(a)	25,042	2,243,513
Micron Technology, Inc.	1,638	103,374
NVIDIA Corp.(a)	4,319	1,827,023
NXP Semiconductors NV (Netherlands)	6,328	1,295,215
ON Semiconductor Corp.(a)*	6,699	633,592
Qorvo, Inc.(a)*	6,840	697,885

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
QUALCOMM, Inc.(a)	14,294	$ 1,701,558
Skyworks Solutions, Inc.(a)	23,367	2,586,493
SolarEdge Technologies, Inc.*	57	15,336
		18,513,742
Software & Services — 2.7%
Adobe, Inc.(a)*	1,522	744,243
ANSYS, Inc.*	229	75,632
Autodesk, Inc.*	266	54,426
Cadence Design Systems, Inc.*	122	28,611
Cognizant Technology Solutions Corp., Class A	64	4,178
DXC Technology Co.(a)*	15,355	410,286
EPAM Systems, Inc.*	39	8,765
Fair Isaac Corp.(a)*	716	579,394
Gartner, Inc.(a)*	3,160	1,106,980
International Business Machines Corp.(a)	5,811	777,570
Microsoft Corp.(a)	14,561	4,958,603
Oracle Corp.(a)	11,287	1,344,169
Roper Technologies, Inc.(a)	1,758	845,246
Salesforce, Inc.(a)*	2,715	573,571
ServiceNow, Inc.(a)*	542	304,588
Synopsys, Inc.*	305	132,800
VeriSign, Inc.(a)*	4,833	1,092,113
		13,041,175
Technology Hardware & Equipment — 2.2%
Amphenol Corp., Class A(a)	5,731	486,848
Apple, Inc.	2,823	547,577
CDW Corp.	910	166,985
Cisco Systems, Inc.(a)	28,930	1,496,838
F5, Inc.(a)*	5,199	760,406
Hewlett Packard Enterprise Co.(a)	84,743	1,423,682
HP, Inc.(a)	25,529	783,996
Motorola Solutions, Inc.(a)	4,953	1,452,616
NetApp, Inc.(a)	9,579	731,836
Seagate Technology Holdings PLC (Ireland)	14,281	883,565
Teledyne Technologies, Inc.*	1,025	421,388
Zebra Technologies Corp., Class A(a)*	5,291	1,565,237
		10,720,974
Telecommunication Services — 0.4%
AT&T, Inc.(a)	60,929	971,817
T-Mobile US, Inc.(a)*	3,121	433,507
Verizon Communications, Inc.(a)	13,219	491,615
		1,896,939
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 0.9%
American Airlines Group, Inc.(a)*	60,828	$ 1,091,254
CSX Corp.(a)	12,933	441,015
Expeditors International of Washington, Inc.(a)	3,906	473,134
FedEx Corp.	3,267	809,889
Norfolk Southern Corp.(a)	3,100	702,956
Old Dominion Freight Line, Inc.(a)	739	273,245
United Parcel Service, Inc., Class B(a)	4,234	758,945
		4,550,438
Utilities — 0.7%
Consolidated Edison, Inc.(a)	6,823	616,799
Constellation Energy Corp.(a)	9,750	892,613
NRG Energy, Inc.(a)	14,330	535,799
PG&E Corp.*	6,536	112,942
Public Service Enterprise Group, Inc.(a)	23,874	1,494,751
		3,652,904
TOTAL COMMON STOCKS (Cost $207,236,510)		231,794,355
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY(b) — 45.3%
Gotham Enhanced 500 ETF	9,060,300	220,636,426
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $220,875,241)		220,636,426
EXCHANGE TRADED FUNDS — 0.6%
SPDR S&P 500 ETF Trust	6,964	3,087,002
TOTAL EXCHANGE TRADED FUNDS (Cost $3,030,941)		3,087,002

TOTAL INVESTMENTS - 93.5% (Cost $431,142,692)		455,517,783
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.5%		31,847,516
NET ASSETS - 100.0%		$487,365,299

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
The following table represents the individual long and short positions and related values of total return swaps, which represents 5.4% of net assets as of June 30, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/07/27	22,725	$821,789	$1,111,480	$321,627
General Motors Co.	USFF +0.250%	Weekly	MS	07/29/24	87,404	3,163,565	3,370,298	299,571
					110,129	3,985,354	4,481,778	621,198
Banks
Bank of America Corp.	USFF +0.250%	Weekly	MS	07/29/24	43,994	1,378,762	1,262,188	(12,993)
Citizens Financial Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,180	63,047	56,854	(3,694)
JPMorgan Chase & Co.	USFF +0.250%	Weekly	MS	07/29/24	20,630	2,324,575	3,000,427	823,546
PNC Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/29/24	3,821	540,873	481,255	(14,148)
Truist Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,533	151,915	137,577	(6,801)
US Bancorp	USFF +0.250%	Weekly	MS	01/10/28	5,231	184,352	172,832	(2,007)
					80,389	4,643,524	5,111,133	783,903
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	07/29/24	8,120	1,029,124	812,731	(165,496)
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/07/27	36,301	2,267,665	2,641,987	447,237
AMETEK, Inc.	USFF +0.250%	Weekly	MS	07/29/24	16,409	2,183,673	2,656,289	553,582
Boeing Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,547	510,676	537,825	39,545
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	18,122	3,885,976	4,458,918	706,853
Deere & Co.	USFF +0.250%	Weekly	MS	01/10/28	2,104	816,332	852,520	59,595
Eaton Corp. PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	6,884	1,216,526	1,384,372	200,396
Emerson Electric Co.	USFF +0.250%	Weekly	MS	07/29/24	11,072	854,011	1,000,798	194,893
Fortive Corp.	USFF +0.250%	Weekly	MS	07/29/24	8,960	578,121	669,939	107,240
General Dynamics Corp.	USFF +0.250%	Weekly	MS	07/29/24	7,314	1,588,253	1,573,607	28,627
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	25,329	1,679,648	2,782,391	1,164,560
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	45,296	1,825,459	2,244,870	466,769
IDEX Corp.	USFF +0.250%	Weekly	MS	01/10/28	615	124,083	132,385	15,226
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	6,561	1,223,482	1,641,300	487,988
Ingersoll Rand, Inc.	USFF +0.250%	Weekly	MS	01/10/28	33,365	1,867,061	2,180,736	359,718
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	4,441	207,103	302,610	118,107
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/29/24	4,526	2,023,921	2,083,680	156,668
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	11,021	506,101	632,385	147,621
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/29/24	522	228,606	237,928	23,095

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/10/28	11,406	$989,901	$1,015,248	$49,319
PACCAR, Inc.	USFF +0.250%	Weekly	MS	07/08/27	21,754	1,555,438	1,819,722	328,140
Parker-Hannifin Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,649	1,526,181	1,813,296	326,041
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	18,014	760,401	1,163,704	452,118
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/29/24	9,304	1,891,641	2,681,320	947,772
Textron, Inc.	USFF +0.250%	Weekly	MS	01/05/26	21,316	1,345,666	1,441,601	131,173
Trane Technologies PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	5,721	913,264	1,094,198	224,786
TransDigm Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,951	1,397,398	1,744,526	385,679
United Rentals, Inc.	USFF +0.250%	Weekly	MS	07/08/27	273	75,507	121,586	48,771
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	07/29/24	2,963	1,779,247	2,336,592	704,973
					346,860	36,850,465	44,059,064	8,710,996
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	07/29/24	14,944	3,218,079	3,284,542	177,348
Copart, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,847	1,172,257	1,445,405	301,525
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,160	481,343	494,582	26,100
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	109	9,771	9,644	(1,157)
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13,296	1,427,987	1,487,424	100,317
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,303	1,068,425	1,118,601	79,862
Robert Half International, Inc.	USFF +0.250%	Weekly	MS	07/29/24	9,329	694,027	701,727	44,951
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,745	1,699,507	1,750,602	94,110
					72,733	9,771,396	10,292,527	823,056
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/29/24	79,899	8,811,152	10,415,634	1,812,889
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/29/24	282	626,439	703,128	91,881
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	80,222	2,719,263	3,008,325	381,898
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/29/24	11,456	806,528	938,819	194,648
CarMax, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,242	756,197	1,024,655	286,785
eBay, Inc.	USFF +0.250%	Weekly	MS	07/29/24	43,811	1,783,925	1,957,914	249,256
Genuine Parts Co.	USFF +0.250%	Weekly	MS	07/08/27	8,879	1,373,634	1,502,593	185,084
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,015	591,293	625,940	51,977
LKQ Corp.	USFF +0.250%	Weekly	MS	07/29/24	1,089	53,341	63,456	23,832
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	07/29/24	5,507	1,029,304	1,242,930	280,674
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,277	953,194	1,219,918	289,809
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,344	412,178	599,223	215,161
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	9,450	738,704	801,266	80,465
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,200	1,902,008	1,976,499	114,494
					265,673	22,557,160	26,080,300	4,258,853

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel
DR Horton, Inc.	USFF +0.250%	Weekly	MS	07/29/24	7,555	$572,695	$919,368	$392,659
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	3,085	323,037	321,735	7,844
Hasbro, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,054	309,075	327,348	25,799
Lennar Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	1,447	121,160	181,324	67,818
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	07/29/24	6,854	715,712	756,476	69,932
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	22,747	1,533,323	1,766,987	274,202
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/29/24	45,006	1,489,772	1,926,257	524,802
					91,748	5,064,774	6,199,495	1,363,056
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,430	2,595,527	3,861,472	1,328,700
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/10/28	54,906	2,415,418	2,798,559	444,069
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,783	1,111,104	1,133,304	49,032
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,323	186,018	308,734	127,269
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	13,143	2,064,633	2,414,238	419,451
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/29/24	5,062	1,226,257	1,510,551	402,843
MGM Resorts International	USFF +0.250%	Weekly	MS	01/10/28	43,648	1,785,044	1,917,020	175,610
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/07/27	13,187	1,088,784	1,306,304	265,840
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/29/24	9,932	1,214,882	1,376,079	234,774
					153,414	13,687,667	16,626,261	3,447,588
Consumer Staples Distribution & Retail
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	6,679	294,848	313,913	29,821
Sysco Corp.	USFF +0.250%	Weekly	MS	01/10/28	5,670	417,873	420,714	12,995
Walgreens Boots Alliance, Inc.	USFF +0.250%	Weekly	MS	07/29/24	14,699	473,789	418,775	(32,434)
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/29/24	22,647	3,128,478	3,559,655	580,451
					49,695	4,314,988	4,713,057	590,833
Energy
APA Corp.	USFF +0.250%	Weekly	MS	07/29/24	62,601	1,696,582	2,139,076	540,522
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/10/28	33,574	1,009,285	1,061,274	76,429
Chevron Corp.	USFF +0.250%	Weekly	MS	01/07/27	14,830	2,260,442	2,333,501	192,891
ConocoPhillips	USFF +0.250%	Weekly	MS	01/07/27	22,002	1,956,907	2,279,627	487,333
Devon Energy Corp.	USFF +0.250%	Weekly	MS	01/10/28	34,051	1,619,581	1,646,025	87,523
Diamondback Energy, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,433	152,646	188,239	52,366
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/24	29,770	3,154,474	3,406,879	463,058
EQT Corp.	USFF +0.250%	Weekly	MS	07/08/27	63,616	2,027,601	2,616,526	650,824
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/06/26	21,753	1,665,888	2,333,009	836,384
Halliburton Co.	USFF +0.250%	Weekly	MS	07/29/24	53,248	1,524,660	1,756,652	299,965
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/08/27	103,470	1,745,568	1,781,753	134,947

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/29/24	10,629	$840,746	$1,239,341	$463,696
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/06/26	1,296	76,014	76,205	3,915
ONEOK, Inc.	USFF +0.250%	Weekly	MS	01/07/27	31,687	1,917,815	1,955,722	107,090
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	01/10/28	2,317	428,172	480,036	69,652
SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	01/10/28	3,021	1,321,297	1,339,149	49,828
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/06/26	4,062	424,145	476,473	84,458
					493,360	23,821,823	27,109,487	4,600,881
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF +0.250%	Weekly	MS	07/29/24	3,095	444,152	351,252	(73,146)
American Tower Corp.	USFF +0.250%	Weekly	MS	07/29/24	2,050	458,356	397,577	(32,169)
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	07/29/24	6,031	1,023,388	1,141,487	180,727
Boston Properties, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,576	245,437	263,532	30,804
Camden Property Trust	USFF +0.250%	Weekly	MS	07/08/27	16,706	1,886,708	1,818,782	11,630
Crown Castle, Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,582	226,586	180,253	(36,872)
Digital Realty Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,898	991,050	1,127,085	174,219
Essex Property Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,617	1,420,310	1,550,363	179,706
Extra Space Storage, Inc.	USFF +0.250%	Weekly	MS	07/29/24	10,065	1,502,820	1,498,175	97,637
Healthpeak Properties, Inc.	USFF +0.250%	Weekly	MS	01/10/28	14,341	291,871	288,254	4,532
Invitation Homes, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,906	159,103	168,766	14,503
Prologis, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,335	353,381	408,971	72,014
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/06/26	35,577	2,208,594	2,127,149	55,928
SBA Communications Corp.	USFF +0.250%	Weekly	MS	07/29/24	295	82,907	68,369	(10,800)
Simon Property Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	10,747	1,101,883	1,241,064	245,159
VICI Properties, Inc.	USFF +0.250%	Weekly	MS	07/08/27	43,991	1,377,784	1,382,637	73,655
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,360	850,355	999,800	190,084
					186,172	14,624,685	15,013,516	1,177,611
Financial Services
American Express Co.	USFF +0.250%	Weekly	MS	01/07/27	8,211	1,228,913	1,430,356	240,057
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/29/24	15,642	3,323,682	5,333,922	2,090,584

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
BlackRock, Inc.	USFF +0.250%	Weekly	MS	07/29/24	2,388	$1,389,531	$1,650,442	$422,711
Capital One Financial Corp.	USFF +0.250%	Weekly	MS	07/08/27	9,619	896,746	1,052,030	192,723
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	572	77,336	78,942	3,820
Charles Schwab Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	7,030	454,955	398,460	(38,933)
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	5,620	955,112	1,041,330	139,399
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/10/28	6,458	735,750	814,677	96,759
FleetCor Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	14,343	2,563,788	3,601,240	1,099,441
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/29/24	79,070	2,205,064	2,111,960	79,517
Goldman Sachs Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	3,248	1,147,243	1,047,610	(55,579)
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/29/24	11,063	1,054,775	1,251,004	253,507
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/29/24	4,488	62,541	75,443	23,876
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	3,512	1,014,337	1,381,270	409,052
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	07/29/24	37,012	2,052,491	1,845,048	(95,483)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	12,480	884,088	832,790	(29,882)
Raymond James Financial, Inc.	USFF +0.250%	Weekly	MS	01/07/27	918	93,675	95,261	5,235
S&P Global, Inc.	USFF +0.250%	Weekly	MS	11/03/25	1,277	395,825	511,937	127,709
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	15,433	1,807,997	1,728,805	121,934
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	7,163	1,369,642	1,701,069	398,471
					245,547	23,713,491	27,983,596	5,484,918
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	23,218	980,116	1,051,775	286,676
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/29/24	17,421	1,303,289	1,316,331	57,887
Bunge Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	66	6,047	6,227	880
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/06/26	37,327	1,781,028	1,706,217	7,719
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	26,392	1,485,465	1,589,326	257,393
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/29/24	14,663	1,051,481	1,124,652	143,543
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	5,338	1,290,212	1,332,899	93,276
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	9,776	1,468,992	1,443,622	17,317
Kellogg Co.	USFF +0.250%	Weekly	MS	07/08/27	27,707	1,978,064	1,867,452	(20,116)
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/08/27	61,896	2,177,303	1,935,488	(163,979)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	58,984	2,221,211	2,093,932	42,941
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/29/24	3,588	194,698	236,234	52,534

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/26	26,199	$1,788,127	$1,910,955	$200,928
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/29/24	2,823	476,980	522,876	97,925
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	07/29/24	6,740	628,125	657,959	86,534
					322,138	18,831,138	18,795,945	1,161,458
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	07/29/24	9,257	902,943	1,009,198	183,608
AmerisourceBergen Corp.	USFF +0.250%	Weekly	MS	01/05/26	11,559	1,914,173	2,224,298	365,056
Baxter International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	61,027	2,619,679	2,780,390	242,708
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/10/28	12,163	637,415	657,897	35,911
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	28,389	2,001,206	2,684,748	781,743
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	39,420	2,628,922	2,658,879	93,090
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	8,294	2,001,790	2,327,296	408,235
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/29/24	49,410	3,583,914	3,415,713	13,208
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,969	1,206,742	1,302,995	125,463
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	07/08/27	28,331	805,966	1,133,807	358,888
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	46,381	2,829,867	3,767,992	1,007,932
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/29/24	7,153	1,472,178	2,170,792	800,351
Hologic, Inc.	USFF +0.250%	Weekly	MS	07/29/24	19,596	1,435,992	1,586,688	185,443
McKesson Corp.	USFF +0.250%	Weekly	MS	07/29/24	561	214,001	239,721	34,330
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	7,990	639,396	703,919	90,075
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,483	1,582,439	1,651,699	106,161
Stryker Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,444	920,450	1,050,730	158,160
Teleflex, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,392	466,507	578,936	126,197
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,938	913,878	931,480	59,324
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,467	1,572,977	1,815,195	285,005
					368,224	30,350,435	34,692,373	5,460,888
Household & Personal Products
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	16,509	2,096,267	2,279,233	291,148
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	15,335	2,083,699	2,326,933	365,706
					31,844	4,179,966	4,606,166	656,854
Insurance
Aflac, Inc.	USFF +0.250%	Weekly	MS	07/29/24	25,034	1,599,042	1,747,373	215,003
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	1,592	444,659	549,558	128,383

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
Arch Capital Group Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/08/27	42,773	$2,477,535	$3,201,559	$783,929
Arthur J Gallagher & Co.	USFF +0.250%	Weekly	MS	01/10/28	6,942	1,472,532	1,524,255	87,472
Assurant, Inc.	USFF +0.250%	Weekly	MS	07/29/24	19,109	2,442,922	2,402,383	51,350
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	07/08/27	25,208	1,501,445	1,735,319	276,281
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	6,292	1,270,466	1,211,588	(20,044)
Cincinnati Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	13,684	1,422,113	1,331,727	(47,710)
Everest Re Group Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/10/28	929	343,843	317,588	(15,508)
Globe Life, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,511	504,445	494,496	(954)
Lincoln National Corp.	USFF +0.250%	Weekly	MS	01/10/28	16,521	362,360	425,581	75,070
Loews Corp.	USFF +0.250%	Weekly	MS	07/29/24	20,346	1,108,131	1,208,145	134,023
Principal Financial Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,780	126,147	134,995	15,351
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	6,462	1,534,222	1,521,801	33,173
					191,183	16,609,862	17,806,368	1,715,819
Materials
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/29/24	47,380	3,268,173	3,289,120	137,420
Dow, Inc.	USFF +0.250%	Weekly	MS	07/29/24	23,715	1,122,805	1,263,061	261,818
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/29/24	61,280	4,261,928	4,377,843	263,790
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	07/29/24	25,075	1,959,425	2,099,279	225,847
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	07/29/24	14,389	401,036	575,560	199,633
International Paper Co.	USFF +0.250%	Weekly	MS	07/29/24	83,639	2,840,302	2,660,557	22,727
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/24	4,585	1,482,200	1,747,252	309,664
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/08/27	1,373	101,508	126,083	32,071
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	07/29/24	80,543	3,290,928	2,819,005	(337,004)
Nucor Corp.	USFF +0.250%	Weekly	MS	07/29/24	3,926	515,486	643,785	152,410
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	12,103	1,585,751	1,599,532	92,820
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/10/28	60,192	2,943,224	2,407,680	(444,834)
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,868	784,369	857,061	99,502
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/10/28	3,845	806,537	866,817	79,822
					429,913	25,363,672	25,332,635	1,095,686

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment
Activision Blizzard, Inc.	USFF +0.250%	Weekly	MS	07/06/26	14,836	$1,133,321	$1,250,675	$146,936
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	77,342	5,514,121	9,257,837	3,876,772
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	2,054	671,442	754,578	97,325
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	52,337	1,820,045	2,174,602	447,589
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	11/03/25	911	107,681	118,157	14,612
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	27,897	858,269	948,498	111,021
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	07/29/24	22,977	685,713	886,453	294,056
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/24	13,935	2,019,064	3,999,066	2,031,071
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,473	1,217,205	1,970,312	782,569
News Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	17,904	294,829	349,128	66,396
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,276	518,833	692,311	203,390
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	07/29/24	861	108,851	126,705	20,568
Warner Bros Discovery, Inc.	USFF +0.250%	Weekly	MS	07/08/27	41,357	506,036	518,617	24,865
					284,160	15,455,410	23,046,939	8,117,170
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	07/29/24	2,368	324,226	319,041	1,692
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,297	2,520,865	2,648,250	188,337
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/06/26	29,563	1,911,000	1,890,554	56,860
Danaher Corp.	USFF +0.250%	Weekly	MS	07/29/24	7,025	1,639,162	1,686,000	98,040
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	07/29/24	20,469	1,388,228	1,577,546	292,719
Illumina, Inc.	USFF +0.250%	Weekly	MS	01/07/27	729	134,388	136,680	5,605
Incyte Corp.	USFF +0.250%	Weekly	MS	11/03/25	914	78,579	56,897	(19,763)
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/29/24	22,684	3,189,037	3,754,656	931,762
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/29/24	16,140	1,554,417	1,862,395	462,284
Mettler-Toledo International, Inc.	USFF +0.250%	Weekly	MS	01/10/28	509	708,848	667,625	(24,040)
Moderna, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,412	747,998	779,058	49,189
Organon & Co.	USFF +0.250%	Weekly	MS	07/29/24	119,367	2,888,235	2,484,027	(270,383)
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/29/24	84,434	3,273,869	3,097,039	151,674
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,662	1,179,266	1,194,213	43,493
Revvity, Inc.	USFF +0.250%	Weekly	MS	07/29/24	20,641	2,431,908	2,451,944	77,414

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Vertex Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/06/26	3	$882	$1,056	$256
West Pharmaceutical Services, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,281	467,332	489,944	33,961
					343,498	24,438,240	25,096,925	2,079,100
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/29/24	32,103	3,299,545	4,640,168	1,458,786
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/29/24	7,963	4,168,772	6,907,345	2,928,302
KLA Corp.	USFF +0.250%	Weekly	MS	07/29/24	5,283	1,789,343	2,562,361	843,928
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/29/24	5,747	2,002,606	3,694,516	1,782,508
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/10/28	25,908	1,901,356	2,321,098	480,523
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/29/24	5,616	286,307	354,426	79,349
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,004	1,715,244	2,539,812	866,359
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	12,210	1,786,979	2,499,143	811,216
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/07/27	12,414	635,427	1,174,116	554,098
Qorvo, Inc.	USFF +0.250%	Weekly	MS	07/29/24	8,074	694,618	823,790	146,005
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,196	1,658,657	1,808,932	212,109
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	25,229	2,725,906	2,792,598	144,342
SolarEdge Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	317	81,751	85,289	5,573
					162,064	22,746,511	32,203,594	10,313,098
Software & Services
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,166	2,101,665	3,504,102	1,453,263
ANSYS, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,740	756,703	904,940	167,594
Autodesk, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,160	214,574	237,348	28,012
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,686	240,169	395,401	161,523
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/29/24	3,297	196,615	215,228	34,253
DXC Technology Co.	USFF +0.250%	Weekly	MS	07/08/27	37,557	902,816	1,003,523	123,693
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	07/06/26	345	171,776	77,539	(90,027)
Fair Isaac Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,173	802,342	949,203	167,537
Gartner, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,467	1,376,214	1,564,835	224,269
International Business Machines Corp.	USFF +0.250%	Weekly	MS	01/10/28	9,257	1,200,090	1,238,679	79,760
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/29/24	44,524	10,333,875	15,162,203	5,326,078

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Oracle Corp.	USFF +0.250%	Weekly	MS	01/10/28	12,368	$1,453,965	$1,472,905	$56,944
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,872	799,683	900,058	121,189
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	17,429	2,379,589	3,682,051	1,360,168
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/29/24	863	346,701	484,980	146,715
Synopsys, Inc.	USFF +0.250%	Weekly	MS	07/29/24	705	196,566	306,964	115,205
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	5,400	1,007,190	1,220,238	243,026
					152,009	24,480,533	33,320,197	9,719,202
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	27,628	2,129,273	2,346,999	278,831
Apple, Inc.	USFF +0.250%	Weekly	MS	07/29/24	106,811	8,840,978	20,718,130	12,425,303
CDW Corp.	USFF +0.250%	Weekly	MS	01/07/27	4,571	749,801	838,779	121,355
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/29/24	93,422	4,011,133	4,833,654	1,141,324
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,272	989,862	1,063,603	97,712
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	118,975	1,763,294	1,998,780	299,044
HP, Inc.	USFF +0.250%	Weekly	MS	07/29/24	73,723	1,682,443	2,264,033	815,524
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,512	2,049,953	2,203,119	214,237
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,828	701,733	827,259	150,300
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	15,228	873,266	942,156	99,467
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/29/24	1,044	424,435	429,199	15,077
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	5,692	1,525,380	1,683,864	190,946
					472,706	25,741,551	40,149,575	15,849,120
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/06/26	66,240	1,111,132	1,056,528	16,094
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/29/24	4,267	539,748	592,686	66,036
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/29/24	18,581	877,292	691,027	(85,713)
					89,088	2,528,172	2,340,241	(3,583)
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	304,738	4,311,102	5,467,000	1,277,854
CSX Corp.	USFF +0.250%	Weekly	MS	07/29/24	37,159	1,067,666	1,267,122	249,375
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	07/29/24	11,593	1,165,602	1,404,260	350,409
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,334	821,490	826,499	26,888
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	01/10/28	4,879	1,003,626	1,106,362	134,291

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Old Dominion Freight Line, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,018	$758,617	$1,115,906	$406,847
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/05/26	4,978	825,440	892,307	113,375
					369,699	9,953,543	12,079,456	2,559,039
Utilities
Consolidated Edison, Inc.	USFF +0.250%	Weekly	MS	01/10/28	11,998	1,139,411	1,084,619	(76,658)
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/26	19,102	1,314,233	1,748,788	484,668
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/29/24	16,982	533,152	634,957	208,119
PG&E Corp.	USFF +0.250%	Weekly	MS	07/08/27	6,696	86,843	115,707	31,026
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	27,630	1,608,549	1,729,914	196,213
					82,408	4,682,188	5,313,985	843,368

Total Reference Entity — Long						388,396,548	462,454,613	91,430,112
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	01/07/27	(12,206)	$(1,738,492)	$(1,246,111)	$457,612
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/10/28	(201,972)	(2,615,389)	(3,055,836)	(691,593)
					(214,178)	(4,353,881)	(4,301,947)	(233,981)
Banks
Comerica, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,124)	(865,578)	(386,493)	431,723
Fifth Third Bancorp	USFF -0.250%	Weekly	MS	01/07/27	(10,935)	(412,597)	(286,606)	106,192
Huntington Bancshares, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(86,805)	(1,346,822)	(935,758)	339,001
KeyCorp.	USFF -0.250%	Weekly	MS	01/07/27	(18,361)	(375,925)	(169,656)	190,231
M&T Bank Corp.	USFF -0.250%	Weekly	MS	01/07/27	(6,284)	(1,144,586)	(777,708)	315,950
Regions Financial Corp.	USFF -0.250%	Weekly	MS	01/07/27	(8,869)	(221,396)	(158,046)	57,887
Wells Fargo & Co.	USFF -0.250%	Weekly	MS	07/08/27	(21,134)	(992,447)	(901,999)	61,017
Zions Bancorp NA	USFF -1.120%	Weekly	MS	01/07/27	(6,030)	(420,028)	(161,966)	237,499
					(167,542)	(5,779,379)	(3,778,232)	1,739,500
Capital Goods
Allegion PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(12,150)	(1,411,346)	(1,458,243)	(101,923)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(16,288)	(3,390,100)	(3,178,115)	144,126
Carrier Global Corp.	USFF -0.250%	Weekly	MS	07/06/26	(48,792)	(2,348,832)	(2,425,450)	(175,653)
Cummins, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,482)	(3,780,678)	(3,795,567)	(149,556)
Dover Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,428)	(357,629)	(358,494)	(9,265)
Fastenal Co.	USFF -0.250%	Weekly	MS	01/07/27	(25,813)	(1,413,932)	(1,522,709)	(171,902)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(25,307)	$(4,011,073)	$(3,774,033)	$133,117
Honeywell International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,957)	(1,396,522)	(1,443,578)	(81,163)
Huntington Ingalls Industries, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(16,281)	(3,807,059)	(3,705,556)	(27,166)
L3Harris Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(10,320)	(2,412,136)	(2,020,346)	298,478
Nordson Corp.	USFF -0.250%	Weekly	MS	01/10/28	(16,139)	(3,584,007)	(4,005,377)	(502,882)
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,319)	(672,886)	(848,468)	(189,840)
Raytheon Technologies Corp.	USFF -0.250%	Weekly	MS	01/07/27	(36,007)	(3,591,729)	(3,527,246)	(58,361)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,872)	(1,595,872)	(1,605,080)	(67,779)
Stanley Black & Decker, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(51,113)	(4,833,062)	(4,789,799)	(114,401)
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	01/07/27	(29,914)	(2,989,963)	(3,280,668)	(372,937)
Xylem, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(23,474)	(2,475,451)	(2,643,642)	(223,817)
					(345,656)	(44,072,277)	(44,382,371)	(1,670,924)
Commercial & Professional Services
Broadridge Financial Solutions, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(443)	(69,696)	(73,374)	(7,772)
Ceridian HCM Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(43,672)	(3,331,444)	(2,924,714)	338,716
Cintas Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,275)	(1,071,987)	(1,130,857)	(81,536)
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(11,432)	(2,520,765)	(2,689,950)	(232,228)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(9,681)	(3,097,533)	(3,109,924)	(83,975)
Rollins, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(40,521)	(1,634,736)	(1,735,514)	(145,248)
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,027)	(1,461,562)	(1,565,462)	(141,158)
					(117,051)	(13,187,723)	(13,229,795)	(353,201)
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(40,998)	(4,170,376)	(2,882,159)	1,152,629
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(31,294)	(3,775,998)	(2,647,785)	1,052,622
Pool Corp.	USFF -0.250%	Weekly	MS	07/06/26	(2,565)	(1,266,261)	(960,952)	264,880
Tractor Supply Co.	USFF -0.250%	Weekly	MS	07/06/26	(27,740)	(6,315,268)	(6,133,314)	(27,083)
					(102,597)	(15,527,903)	(12,624,210)	2,443,048
Consumer Durables & Apparel
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(11,249)	(1,300,459)	(1,160,447)	113,304
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(93,453)	(1,607,547)	(813,041)	713,793
NVR, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(402)	(2,338,190)	(2,552,949)	(267,905)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
Ralph Lauren Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,671)	$(852,863)	$(945,834)	$(121,984)
VF Corp.	USFF -0.250%	Weekly	MS	07/06/26	(51,577)	(2,388,230)	(984,605)	1,272,874
Whirlpool Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,078)	(1,001,931)	(1,053,136)	(88,758)
					(171,430)	(9,489,220)	(7,510,012)	1,621,324
Consumer Services
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	01/05/26	(48,492)	(641,773)	(913,104)	(284,128)
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,182)	(2,322,539)	(2,528,298)	(258,038)
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(9,216)	(3,359,363)	(3,105,700)	162,196
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(21,086)	(2,191,464)	(2,306,598)	(158,993)
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,901)	(598,929)	(567,791)	20,352
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/29/24	(44,883)	(1,068,170)	(977,103)	57,011
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	07/29/24	(16,551)	(1,654,185)	(1,717,001)	(99,279)
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	07/29/24	(15,187)	(1,795,072)	(1,603,899)	123,563
					(160,498)	(13,631,495)	(13,719,494)	(437,316)
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,034)	(534,748)	(556,685)	(32,805)
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/10/28	(7,735)	(1,645,772)	(1,313,248)	297,048
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(11,565)	(1,783,670)	(1,659,578)	88,418
Target Corp.	USFF -0.250%	Weekly	MS	01/10/28	(16,142)	(2,222,793)	(2,129,130)	49,330
					(36,476)	(6,186,983)	(5,658,641)	401,991
Energy
Coterra Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(42,853)	(1,340,591)	(1,084,181)	167,476
Hess Corp.	USFF -0.250%	Weekly	MS	07/08/27	(24,401)	(3,461,586)	(3,317,316)	61,683
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(335,972)	(7,592,971)	(7,734,075)	(323,889)
Phillips 66	USFF -0.250%	Weekly	MS	01/07/27	(6,227)	(608,128)	(593,931)	(7,671)
Schlumberger NV (Curacao)	USFF -0.250%	Weekly	MS	07/08/27	(77,703)	(3,903,269)	(3,816,771)	(13,240)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(53,500)	(3,839,206)	(4,071,350)	(341,499)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(122,606)	(3,932,039)	(4,000,634)	(297,422)
					(663,262)	(24,677,790)	(24,618,258)	(754,562)
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(2,711)	(2,220,266)	(2,125,261)	(13,735)
Equity Residential	USFF -0.250%	Weekly	MS	01/07/27	(13,570)	(1,001,042)	(895,213)	63,069

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Equity Real Estate Investment Trusts (REITs) — (continued)
Federal Realty Investment Trust	USFF -0.250%	Weekly	MS	07/06/26	(22,396)	$(2,161,980)	$(2,167,261)	$(74,975)
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(34,202)	(627,662)	(575,620)	24,051
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(60,700)	(3,352,345)	(3,448,974)	(312,735)
Kimco Realty Corp.	USFF -0.250%	Weekly	MS	07/06/26	(142,164)	(3,008,215)	(2,803,474)	59,960
Mid-America Apartment Communities, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,725)	(1,906,443)	(1,932,419)	(63,754)
Public Storage	USFF -0.250%	Weekly	MS	01/10/28	(8,445)	(2,461,859)	(2,464,927)	(77,670)
Regency Centers Corp.	USFF -0.250%	Weekly	MS	01/07/27	(34,896)	(2,362,985)	(2,155,526)	80,793
UDR, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(50,769)	(2,070,380)	(2,181,036)	(152,075)
Ventas, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(43,140)	(2,168,848)	(2,039,228)	12,665
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/10/28	(20,322)	(603,383)	(680,990)	(86,346)
					(446,040)	(23,945,408)	(23,469,929)	(540,752)
Financial Services
Ameriprise Financial, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(418)	(146,725)	(138,843)	5,378
Bank of New York Mellon Corp. (The)	USFF -0.250%	Weekly	MS	01/07/27	(19,963)	(1,018,513)	(888,753)	99,289
Discover Financial Services	USFF -0.250%	Weekly	MS	07/06/26	(9,745)	(1,156,273)	(1,138,703)	(38,281)
FactSet Research Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,029)	(493,388)	(412,269)	68,149
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(16,770)	(2,396,743)	(917,319)	1,369,156
Global Payments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(20,030)	(3,153,254)	(1,973,356)	1,088,840
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,473)	(579,723)	(581,137)	(16,580)
MarketAxess Holdings, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(266)	(148,671)	(69,538)	74,385
Moody's Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,763)	(1,474,959)	(1,656,190)	(210,721)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,041)	(2,453,360)	(1,896,401)	480,622
Northern Trust Corp.	USFF -0.250%	Weekly	MS	07/06/26	(6,854)	(854,450)	(508,156)	301,522
State Street Corp.	USFF -0.250%	Weekly	MS	07/06/26	(14,437)	(1,318,254)	(1,056,500)	211,836
Synchrony Financial	USFF -0.250%	Weekly	MS	07/06/26	(32,187)	(1,322,862)	(1,091,783)	185,763
					(133,976)	(16,517,175)	(12,328,948)	3,619,358
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	07/29/24	(8,449)	(665,682)	(564,224)	73,817
Conagra Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(21,519)	(794,862)	(725,621)	48,478
Constellation Brands, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(3,505)	(858,480)	(862,686)	(21,787)
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	07/08/27	(52,317)	(2,462,281)	(2,104,190)	272,638

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	07/29/24	(31,428)	$(3,224,347)	$(3,612,649)	$(473,771)
McCormick & Co., Inc.	USFF -0.250%	Weekly	MS	07/29/24	(43,356)	(4,084,695)	(3,781,944)	172,438
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	01/05/26	(39,164)	(2,071,266)	(2,249,580)	(223,641)
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(92,006)	(4,510,415)	(4,695,986)	(315,156)
					(291,744)	(18,672,028)	(18,596,880)	(466,984)
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,281)	(2,057,118)	(1,513,933)	499,429
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	01/07/27	(14,031)	(3,593,714)	(3,704,324)	(226,048)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(3,464)	(1,370,520)	(1,328,202)	14,814
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(20,675)	(2,538,842)	(2,656,944)	(168,907)
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(21,698)	(2,298,665)	(2,046,772)	205,900
Elevance Health, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,516)	(1,801,026)	(1,562,124)	196,964
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(41,405)	(3,339,037)	(3,357,946)	(88,765)
Humana, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,516)	(1,607,898)	(1,572,109)	784
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,373)	(2,546,879)	(2,196,252)	297,026
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(12,845)	(3,946,536)	(3,703,727)	163,801
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,102)	(374,766)	(376,818)	(14,808)
Laboratory Corp. of America Holdings	USFF -0.250%	Weekly	MS	01/10/28	(11,440)	(2,571,518)	(2,760,815)	(248,204)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(34,781)	(4,762,148)	(4,888,817)	(229,211)
ResMed, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(13,918)	(3,297,231)	(3,041,083)	165,619
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	07/06/26	(14,138)	(3,072,893)	(3,180,767)	(198,991)
Universal Health Services, Inc., Class B	USFF -0.250%	Weekly	MS	07/06/26	(14,328)	(1,869,608)	(2,260,529)	(474,670)
					(219,511)	(41,048,399)	(40,151,162)	(105,267)
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(13,061)	(1,287,983)	(1,309,104)	(57,180)
Clorox Co. (The)	USFF -0.250%	Weekly	MS	01/05/26	(13,361)	(2,377,091)	(2,124,933)	116,023
Colgate-Palmolive Co.	USFF -0.250%	Weekly	MS	01/10/28	(2,513)	(198,977)	(193,602)	1,697
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/08/27	(2,310)	(607,326)	(453,638)	138,272
					(31,245)	(4,471,377)	(4,081,277)	198,812
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	01/07/27	(28,108)	(3,654,832)	(3,064,896)	450,652

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance — (continued)
American International Group, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(45,527)	$(2,714,595)	$(2,619,624)	$6,352
Hartford Financial Services Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/07/27	(14,118)	(1,052,919)	(1,016,778)	311
Marsh & McLennan Cos., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(12,772)	(2,294,554)	(2,402,158)	(154,680)
MetLife, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,693)	(402,804)	(321,825)	76,864
Progressive Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(5,304)	(718,332)	(702,090)	1,827
Prudential Financial, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(19,824)	(2,117,441)	(1,748,873)	270,956
Travelers Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(5,889)	(1,063,561)	(1,022,684)	13,782
W R Berkley Corp.	USFF -0.250%	Weekly	MS	01/10/28	(38,988)	(2,408,526)	(2,322,125)	33,964
					(176,223)	(16,427,564)	(15,221,053)	700,028
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(6,723)	(1,908,159)	(2,013,740)	(163,355)
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(7,491)	(1,649,018)	(1,671,167)	(59,648)
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/08/27	(79,073)	(954,312)	(789,149)	123,211
Avery Dennison Corp.	USFF -0.250%	Weekly	MS	01/07/27	(28,004)	(5,017,585)	(4,811,087)	63,906
Ball Corp.	USFF -0.250%	Weekly	MS	11/03/25	(21,297)	(1,324,911)	(1,239,698)	50,596
Celanese Corp.	USFF -0.250%	Weekly	MS	01/10/28	(22,495)	(2,371,757)	(2,604,921)	(293,940)
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(101,689)	(6,064,741)	(5,826,780)	82,109
Ecolab, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,251)	(290,606)	(233,549)	80,715
FMC Corp.	USFF -0.250%	Weekly	MS	01/10/28	(44,065)	(4,865,914)	(4,597,742)	145,752
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(8,026)	(1,082,329)	(638,789)	387,666
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(3,287)	(1,357,154)	(1,517,575)	(206,974)
Newmont Corp.	USFF -0.250%	Weekly	MS	01/10/28	(29,397)	(1,262,695)	(1,254,076)	(25,343)
PPG Industries, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(15,752)	(2,124,584)	(2,336,022)	(285,754)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/07/27	(13,192)	(3,359,953)	(3,502,740)	(235,700)
Westrock Co.	USFF -0.250%	Weekly	MS	01/10/28	(201,866)	(6,342,295)	(5,868,245)	299,209
					(583,608)	(39,976,013)	(38,905,280)	(37,550)
Media & Entertainment
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(26,201)	(2,156,536)	(2,387,173)	(273,852)
Match Group, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(14,638)	(2,243,801)	(612,600)	1,586,307
Paramount Global, Class B	USFF -0.670%	Weekly	MS	01/07/27	(31,352)	(778,570)	(498,810)	251,015
Walt Disney Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(6,543)	(654,534)	(584,159)	57,322
					(78,734)	(5,833,441)	(4,082,742)	1,620,792

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,916)	$(1,060,138)	$(951,899)	$82,527
Amgen, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,688)	(452,804)	(374,770)	62,236
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(5,760)	(2,908,388)	(2,183,731)	666,448
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(43,564)	(4,045,264)	(3,556,129)	398,356
Catalent, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(129,476)	(9,503,121)	(5,614,079)	3,686,639
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(9,225)	(1,912,516)	(1,939,556)	(65,297)
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	07/08/27	(6,073)	(2,365,839)	(2,848,116)	(563,723)
IQVIA Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,654)	(630,354)	(596,540)	21,246
Thermo Fisher Scientific, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(5,229)	(2,819,145)	(2,728,231)	31,730
Viatris, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(105,689)	(1,005,174)	(1,054,776)	(77,082)
Waters Corp.	USFF -0.250%	Weekly	MS	07/08/27	(4,229)	(1,257,505)	(1,127,198)	105,174
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(14,411)	(2,793,379)	(2,481,718)	238,443
					(335,914)	(30,753,627)	(25,456,743)	4,586,697
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(9,829)	(749,062)	(793,299)	(59,184)
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(21,519)	(1,776,845)	(1,915,191)	(193,312)
					(31,348)	(2,525,907)	(2,708,490)	(252,496)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(19,420)	(2,119,647)	(2,212,132)	(137,114)
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,756)	(888,112)	(926,516)	(65,753)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(29,445)	(6,756,384)	(4,931,449)	1,689,277
First Solar, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(27,488)	(4,818,741)	(5,225,194)	(502,935)
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(152,425)	(5,131,163)	(5,097,092)	(154,605)
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,489)	(1,703,008)	(1,884,862)	(232,656)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(53,581)	(5,330,980)	(5,965,173)	(748,329)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(19,307)	(3,346,827)	(3,475,646)	(224,408)
					(309,911)	(30,094,862)	(29,718,064)	(376,523)
Software & Services
Accenture PLC, Class A (Ireland)	USFF -0.250%	Weekly	MS	01/10/28	(2,342)	(688,193)	(722,694)	(52,668)
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(20,144)	(1,773,223)	(1,810,341)	(80,642)
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(25,408)	(1,705,957)	(1,920,591)	(259,411)
Gen Digital, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,890)	(156,238)	(109,260)	40,964
Intuit, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,411)	(1,041,948)	(1,104,696)	(84,243)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,216)	$(2,222,114)	$(2,354,780)	$(178,636)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(20,620)	(2,504,592)	(2,934,226)	(483,104)
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(10,896)	(4,288,846)	(4,537,857)	(334,877)
					(96,927)	(14,381,111)	(15,494,445)	(1,432,617)
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(19,245)	(2,891,260)	(3,118,845)	(285,450)
Corning, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(65,495)	(2,264,196)	(2,294,945)	(96,995)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(167,817)	(5,169,043)	(5,257,707)	(270,228)
Keysight Technologies, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(8,852)	(1,442,812)	(1,482,267)	(68,301)
TE Connectivity Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(2,600)	(332,760)	(364,416)	(47,363)
Trimble, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(29,095)	(2,255,596)	(1,540,289)	688,912
Western Digital Corp.	USFF -0.250%	Weekly	MS	07/08/27	(185,018)	(7,372,409)	(7,017,733)	207,033
					(478,122)	(21,728,076)	(21,076,202)	127,608
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(53,553)	(2,490,990)	(2,847,949)	(407,554)
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(5,119)	(493,506)	(482,978)	(349)
Delta Air Lines, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(15,920)	(730,387)	(756,837)	(89,812)
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(16,089)	(3,184,681)	(2,912,592)	176,781
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/05/26	(90,197)	(3,716,312)	(3,266,033)	332,135
Union Pacific Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,472)	(1,103,457)	(1,119,681)	(40,697)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(41,646)	(1,875,219)	(2,285,116)	(447,406)
					(227,996)	(13,594,552)	(13,671,186)	(476,902)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(50,605)	(1,207,208)	(1,049,042)	129,995
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	07/06/26	(44,812)	(2,650,088)	(2,351,734)	186,317
Ameren Corp.	USFF -0.250%	Weekly	MS	01/07/27	(19,082)	(1,726,952)	(1,558,427)	106,300
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/07/27	(30,312)	(2,913,960)	(2,552,270)	230,074
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	11/03/25	(8,194)	(1,354,778)	(1,169,694)	131,062
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(13,987)	(1,603,634)	(1,627,248)	(97,735)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(98,256)	(2,903,774)	(2,864,162)	(44,529)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(31,424)	(2,135,508)	(1,846,160)	197,732
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,387)	(120,160)	(71,833)	57,973
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(20,625)	(2,265,975)	(2,269,163)	(78,634)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(9,599)	(1,019,010)	(861,414)	115,998
Edison International	USFF -0.250%	Weekly	MS	07/29/24	(27,969)	(2,030,666)	(1,942,447)	(46,197)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(1,681)	(203,202)	(163,679)	21,242

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Evergy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(32,655)	$(2,145,827)	$(1,907,705)	$127,874
Eversource Energy	USFF -0.250%	Weekly	MS	07/29/24	(20,635)	(1,848,684)	(1,463,434)	252,921
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(64,306)	(2,579,198)	(2,619,826)	(91,963)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	07/29/24	(54,661)	(2,290,578)	(2,125,220)	51,156
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(13,931)	(1,217,691)	(1,033,680)	138,319
NiSource, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(106,849)	(3,130,120)	(2,922,320)	101,447
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	07/29/24	(10,885)	(1,078,526)	(886,692)	53,409
PPL Corp.	USFF -0.250%	Weekly	MS	07/08/27	(35,461)	(1,085,907)	(938,298)	93,865
Sempra Energy	USFF -0.250%	Weekly	MS	01/07/27	(9,926)	(1,566,697)	(1,445,126)	76,576
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(26,101)	(1,907,246)	(1,833,595)	22,655
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(31,288)	(2,899,070)	(2,760,853)	57,519
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	11/03/25	(17,739)	(1,276,485)	(1,102,834)	107,943
					(782,370)	(45,160,944)	(41,366,856)	1,901,319

Total Reference Entity — Short						(462,037,135)	(436,152,217)	11,821,402
Net Value of Reference Entity						$(73,640,587)	$26,302,396	$103,251,514

*	Includes $3,308,531 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $103,251,514, which are considered Level 2 as of and for the period ended June 30, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.2%
Automobiles & Components — 0.8%
General Motors Co.	7,064	$ 272,388
Banks — 2.0%
Citigroup, Inc.	5,709	262,842
Citizens Financial Group, Inc.	2,686	70,051
Comerica, Inc.	788	33,380
Fifth Third Bancorp	3,491	91,499
Huntington Bancshares, Inc.	8,199	88,385
KeyCorp.	5,203	48,076
PNC Financial Services Group, Inc. (The)	669	84,260
Zions Bancorp NA	844	22,670
		701,163
Capital Goods — 11.6%
3M Co.	3,307	330,998
A. O. Smith Corp.	695	50,582
AMETEK, Inc.	858	138,893
Caterpillar, Inc.	2,226	547,707
Deere & Co.	11	4,457
Dover Corp.	645	95,234
Fastenal Co.	35	2,065
Fortive Corp.	386	28,861
General Dynamics Corp.	867	186,535
General Electric Co.	5,400	593,190
Honeywell International, Inc.	876	181,770
Howmet Aerospace, Inc.	1,266	62,743
Illinois Tool Works, Inc.	935	233,900
Ingersoll Rand, Inc.	1,747	114,184
Johnson Controls International PLC (Ireland)	562	38,295
Lockheed Martin Corp.	682	313,979
Masco Corp.	319	18,304
Otis Worldwide Corp.	1,912	170,187
PACCAR, Inc.	2,256	188,714
Parker-Hannifin Corp.	530	206,721
Pentair PLC (Ireland)	6	388
Snap-on, Inc.	317	91,356
Textron, Inc.	1,211	81,900
Trane Technologies PLC (Ireland)	218	41,695
TransDigm Group, Inc.	71	63,486
WW Grainger, Inc.	261	205,822
		3,991,966
Commercial & Professional Services — 1.3%
Automatic Data Processing, Inc.	959	210,779
Paychex, Inc.	1,588	177,650
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half International, Inc.	647	$ 48,667
Verisk Analytics, Inc.	7	1,582
		438,678
Consumer Discretionary Distribution & Retail — 4.7%
AutoZone, Inc.*	57	142,121
Bath & Body Works, Inc.	1,164	43,650
Best Buy Co., Inc.	1,308	107,191
CarMax, Inc.*	949	79,431
eBay, Inc.	3,214	143,634
Genuine Parts Co.	842	142,492
Home Depot, Inc. (The)	3	932
LKQ Corp.	148	8,624
Lowe's Cos., Inc.	77	17,379
O'Reilly Automotive, Inc.*	248	236,914
Ross Stores, Inc.	1,582	177,390
TJX Cos., Inc. (The)	4,939	418,778
Ulta Beauty, Inc.*	246	115,766
		1,634,302
Consumer Durables & Apparel — 1.4%
DR Horton, Inc.	987	120,108
Garmin Ltd. (Switzerland)	826	86,143
Hasbro, Inc.	831	53,824
NVR, Inc.*	1	6,351
PulteGroup, Inc.	1,031	80,088
Ralph Lauren Corp.	304	37,483
Tapestry, Inc.	1,301	55,683
VF Corp.	1,793	34,228
		473,908
Consumer Services — 2.4%
Caesars Entertainment, Inc.*	1,169	59,584
Darden Restaurants, Inc.	522	87,216
Marriott International, Inc., Class A	595	109,295
McDonald's Corp.	629	187,700
MGM Resorts International	2,200	96,624
Starbucks Corp.	964	95,494
Yum! Brands, Inc.	1,292	179,007
		814,920
Consumer Staples Distribution & Retail — 0.8%
Kroger Co. (The)	1,181	55,507
Sysco Corp.	1,056	78,355
Walgreens Boots Alliance, Inc.	4,696	133,789
Walmart, Inc.	127	19,962
		287,613

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 11.3%
APA Corp.	1,851	$ 63,249
Baker Hughes Co.	4,669	147,587
Chevron Corp.	3,064	482,121
ConocoPhillips	4,817	499,089
Coterra Energy, Inc.	3,922	99,227
Devon Energy Corp.	2,977	143,908
EOG Resources, Inc.	2,699	308,874
EQT Corp.	2,155	88,635
Exxon Mobil Corp.	4,509	483,590
Halliburton Co.	4,161	137,271
Kinder Morgan, Inc.	3,347	57,635
Marathon Petroleum Corp.	2,578	300,595
Occidental Petroleum Corp.	4,130	242,844
ONEOK, Inc.	1,934	119,367
Phillips 66	2,751	262,390
Pioneer Natural Resources Co.	1,079	223,547
Valero Energy Corp.	1,984	232,723
		3,892,652
Equity Real Estate Investment Trusts (REITs) — 1.6%
Boston Properties, Inc.	761	43,826
Camden Property Trust	456	49,645
Essex Property Trust, Inc.	273	63,964
Realty Income Corp.	1,894	113,242
Simon Property Group, Inc.	893	103,123
Welltower, Inc.	2,165	175,127
		548,927
Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B*	605	206,305
BlackRock, Inc.	221	152,742
FleetCor Technologies, Inc.*	442	110,977
Franklin Resources, Inc.	2,942	78,581
Intercontinental Exchange, Inc.	410	46,363
Nasdaq, Inc.	2,937	146,409
T Rowe Price Group, Inc.	1,346	150,779
		892,156
Food, Beverage & Tobacco — 6.9%
Altria Group, Inc.	8,665	392,525
Archer-Daniels-Midland Co.	2,513	189,882
Bunge Ltd. (Bermuda)	720	67,932
Campbell Soup Co.	1,786	81,638
Coca-Cola Co. (The)	2,538	152,838
Conagra Brands, Inc.	2,110	71,149
General Mills, Inc.	2,347	180,015
Hershey Co. (The)	536	133,839
Hormel Foods Corp.	1,056	42,472
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
J M Smucker Co. (The)	538	$ 79,447
Kellogg Co.	2,056	138,575
Keurig Dr Pepper, Inc.	6,256	195,625
Kraft Heinz Co. (The)	6,008	213,284
Molson Coors Beverage Co., Class B	520	34,237
Mondelez International, Inc., Class A	1,904	138,878
Philip Morris International, Inc.	2,668	260,450
		2,372,786
Health Care Equipment & Services — 7.2%
AmerisourceBergen Corp.	988	190,121
Baxter International, Inc.	2,331	106,200
Cardinal Health, Inc.	1,528	144,503
Centene Corp.*	2,763	186,364
Cigna Group (The)	1,343	376,846
CVS Health Corp.	6,003	414,987
DaVita, Inc.*	543	54,555
DENTSPLY SIRONA, Inc.	1,275	51,026
GE HealthCare Technologies, Inc.	2,658	215,936
HCA Healthcare, Inc.	1,047	317,744
Henry Schein, Inc.*	71	5,758
Hologic, Inc.*	1,236	100,079
McKesson Corp.	366	156,396
Molina Healthcare, Inc.*	339	102,120
Teleflex, Inc.	3	726
Zimmer Biomet Holdings, Inc.	342	49,795
		2,473,156
Household & Personal Products — 2.3%
Church & Dwight Co., Inc.	15	1,503
Colgate-Palmolive Co.	1,824	140,521
Kimberly-Clark Corp.	1,882	259,829
Procter & Gamble Co. (The)	2,524	382,992
		784,845
Insurance — 3.9%
Aflac, Inc.	2,316	161,657
Aon PLC, Class A (Ireland)	333	114,952
Arch Capital Group Ltd. (Bermuda)*	2,189	163,847
Arthur J Gallagher & Co.	974	213,861
Assurant, Inc.	320	40,230
Brown & Brown, Inc.	1,309	90,112
Cincinnati Financial Corp.	135	13,138
Everest Re Group Ltd. (Bermuda)	170	58,116
Globe Life, Inc.	340	37,271
Lincoln National Corp.	912	23,493
Loews Corp.	1,146	68,049

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
MetLife, Inc.	3,272	$ 184,966
Principal Financial Group, Inc.	354	26,847
Willis Towers Watson PLC (Ireland)	583	137,297
		1,333,836
Materials — 3.9%
Amcor PLC (Jersey)	6,552	65,389
CF Industries Holdings, Inc.	1,168	81,082
Dow, Inc.	3,264	173,841
DuPont de Nemours, Inc.	2,500	178,600
Eastman Chemical Co.	604	50,567
International Paper Co.	2,080	66,165
LyondellBasell Industries NV, Class A (Netherlands)	1,952	179,252
Mosaic Co. (The)	1,991	69,685
Nucor Corp.	1,506	246,954
Packaging Corp. of America	536	70,838
Sealed Air Corp.	865	34,600
Steel Dynamics, Inc.	1,020	111,108
		1,328,081
Media & Entertainment — 5.3%
Activision Blizzard, Inc.*	1,342	113,131
Alphabet, Inc., Class A*	1,227	146,872
Charter Communications, Inc., Class A*	903	331,735
Comcast Corp., Class A	19,927	827,967
Fox Corp., Class A	2,404	81,736
Interpublic Group of Cos., Inc. (The)	2,304	88,888
Match Group, Inc.*	1,298	54,321
News Corp., Class A	3,253	63,434
Omnicom Group, Inc.	1,196	113,799
		1,821,883
Pharmaceuticals, Biotechnology & Life Sciences — 9.3%
AbbVie, Inc.	2,307	310,822
Amgen, Inc.	1,538	341,467
Biogen, Inc.*	868	247,250
Bristol-Myers Squibb Co.	3,112	199,012
Gilead Sciences, Inc.	5,496	423,577
Johnson & Johnson	1,445	239,176
Merck & Co., Inc.	2,761	318,592
Moderna, Inc.*	1,686	204,849
Organon & Co.	1,525	31,735
Pfizer, Inc.	12,189	447,092
Regeneron Pharmaceuticals, Inc.*	470	337,714
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Revvity, Inc.	559	$ 66,404
Viatris, Inc.	4,448	44,391
		3,212,081
Semiconductors & Semiconductor Equipment — 7.2%
Applied Materials, Inc.	3,743	541,013
Broadcom, Inc.	590	511,784
KLA Corp.	597	289,557
Lam Research Corp.	798	513,002
Microchip Technology, Inc.	1,426	127,755
NXP Semiconductors NV (Netherlands)	960	196,493
ON Semiconductor Corp.*	13	1,229
Qorvo, Inc.*	485	49,485
QUALCOMM, Inc.	1,266	150,705
Skyworks Solutions, Inc.	872	96,522
		2,477,545
Software & Services — 1.9%
Accenture PLC, Class A (Ireland)	18	5,555
DXC Technology Co.*	1,288	34,415
Gartner, Inc.*	374	131,016
Gen Digital, Inc.	3,186	59,100
International Business Machines Corp.	2,584	345,765
VeriSign, Inc.*	318	71,859
		647,710
Technology Hardware & Equipment — 5.2%
Amphenol Corp., Class A	1,181	100,326
Apple, Inc.	816	158,280
CDW Corp.	650	119,275
Cisco Systems, Inc.	10,461	541,252
F5, Inc.*	116	16,966
Hewlett Packard Enterprise Co.	6,997	117,550
HP, Inc.	5,911	181,527
Motorola Solutions, Inc.	744	218,200
NetApp, Inc.	988	75,483
Seagate Technology Holdings PLC (Ireland)	956	59,148
TE Connectivity Ltd. (Switzerland)	24	3,364
Teledyne Technologies, Inc.*	202	83,044
Trimble, Inc.*	575	30,440
Zebra Technologies Corp., Class A*	309	91,411
		1,796,266

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 2.5%
AT&T, Inc.	27,884	$ 444,750
Verizon Communications, Inc.	11,485	427,127
		871,877
Transportation — 3.1%
American Airlines Group, Inc.*	3,012	54,035
CH Robinson Worldwide, Inc.	698	65,856
CSX Corp.	3,520	120,032
Expeditors International of Washington, Inc.	915	110,834
FedEx Corp.	1,084	268,724
Norfolk Southern Corp.	576	130,614
Union Pacific Corp.	53	10,845
United Parcel Service, Inc., Class B	1,785	319,961
		1,080,901
TOTAL COMMON STOCKS (Cost $30,590,909)		34,149,640
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		280,577
NET ASSETS - 100.0%		$34,430,217

*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.3%
Automobiles & Components — 1.7%
Aptiv PLC (Jersey)*	15	$ 1,531
BorgWarner, Inc.	15	734
Ford Motor Co.	261	3,949
General Motors Co.	2,550	98,328
Tesla, Inc.*	783	204,966
		309,508
Banks — 1.7%
Bank of America Corp.	1,905	54,654
Citigroup, Inc.	127	5,847
Citizens Financial Group, Inc.	215	5,607
Comerica, Inc.	58	2,457
Fifth Third Bancorp	302	7,915
Huntington Bancshares, Inc.	66	711
JPMorgan Chase & Co.	1,055	153,439
KeyCorp.	419	3,872
M&T Bank Corp.	39	4,827
PNC Financial Services Group, Inc. (The)	66	8,313
Regions Financial Corp.	43	766
Truist Financial Corp.	598	18,149
US Bancorp	687	22,699
Wells Fargo & Co.	217	9,262
Zions Bancorp NA	65	1,746
		300,264
Capital Goods — 6.3%
3M Co.	995	99,590
A. O. Smith Corp.	272	19,796
Allegion PLC (Ireland)	5	600
AMETEK, Inc.	13	2,105
Axon Enterprise, Inc.*	3	585
Boeing Co. (The)*	40	8,446
Carrier Global Corp.	53	2,635
Caterpillar, Inc.	931	229,073
Cummins, Inc.	8	1,961
Deere & Co.	20	8,104
Dover Corp.	8	1,181
Eaton Corp. PLC (Ireland)	24	4,826
Emerson Electric Co.	38	3,435
Fastenal Co.	26	1,534
Fortive Corp.	159	11,888
Generac Holdings, Inc.*	3	447
General Dynamics Corp.	18	3,873
General Electric Co.	1,964	215,745
Honeywell International, Inc.	44	9,130
Howmet Aerospace, Inc.	198	9,813
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Huntington Ingalls Industries, Inc.	3	$ 683
IDEX Corp.	4	861
Illinois Tool Works, Inc.	21	5,253
Ingersoll Rand, Inc.	154	10,066
Johnson Controls International PLC (Ireland)	45	3,066
L3Harris Technologies, Inc.	11	2,154
Lockheed Martin Corp.	254	116,937
Masco Corp.	14	803
Nordson Corp.	3	745
Northrop Grumman Corp.	69	31,450
Otis Worldwide Corp.	438	38,986
PACCAR, Inc.	941	78,715
Parker-Hannifin Corp.	204	79,568
Pentair PLC (Ireland)	10	646
Quanta Services, Inc.	8	1,572
Raytheon Technologies Corp.	65	6,367
Rockwell Automation, Inc.	5	1,647
Snap-on, Inc.	96	27,666
Stanley Black & Decker, Inc.	9	843
Textron, Inc.	13	879
Trane Technologies PLC (Ireland)	16	3,060
TransDigm Group, Inc.	3	2,683
United Rentals, Inc.	4	1,782
Westinghouse Air Brake Technologies Corp.	9	987
WW Grainger, Inc.	91	71,762
Xylem, Inc.	12	1,351
		1,125,299
Commercial & Professional Services — 0.4%
Automatic Data Processing, Inc.	255	56,046
Broadridge Financial Solutions, Inc.	6	994
Ceridian HCM Holding, Inc.*	7	469
Cintas Corp.	5	2,485
Copart, Inc.*	22	2,007
Equifax, Inc.	6	1,412
Jacobs Solutions, Inc.	7	832
Leidos Holdings, Inc.	10	885
Paychex, Inc.	25	2,797
Paycom Software, Inc.	2	642
Republic Services, Inc.	16	2,451
Robert Half International, Inc.	8	602
Rollins, Inc.	23	985
Verisk Analytics, Inc.	8	1,808
Waste Management, Inc.	19	3,295
		77,710

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — 7.3%
Advance Auto Parts, Inc.	4	$ 281
Amazon.com, Inc.*	5,565	725,453
AutoZone, Inc.*	4	9,974
Bath & Body Works, Inc.	415	15,563
Best Buy Co., Inc.	394	32,288
CarMax, Inc.*	271	22,683
eBay, Inc.	973	43,483
Etsy, Inc.*	5	423
Genuine Parts Co.	254	42,984
Home Depot, Inc. (The)	64	19,881
LKQ Corp.	17	991
Lowe's Cos., Inc.	40	9,028
O'Reilly Automotive, Inc.*	111	106,038
Pool Corp.	2	749
Ross Stores, Inc.	610	68,399
TJX Cos., Inc. (The)	2,074	175,855
Tractor Supply Co.	6	1,327
Ulta Beauty, Inc.*	91	42,824
		1,318,224
Consumer Durables & Apparel — 0.5%
DR Horton, Inc.	16	1,947
Garmin Ltd. (Switzerland)	11	1,147
Hasbro, Inc.	10	648
Lennar Corp., Class A	130	16,290
Mohawk Industries, Inc.*	3	309
Newell Brands, Inc.	24	209
NIKE, Inc., Class B	69	7,615
NVR, Inc.*	1	6,351
PulteGroup, Inc.	403	31,305
Ralph Lauren Corp.	4	493
Tapestry, Inc.	422	18,062
VF Corp.	207	3,952
Whirlpool Corp.	4	595
		88,923
Consumer Services — 1.9%
Booking Holdings, Inc.*	3	8,101
Caesars Entertainment, Inc.*	388	19,776
Carnival Corp. (Panama)*	56	1,054
Chipotle Mexican Grill, Inc.*	1	2,139
Darden Restaurants, Inc.	218	36,423
Domino's Pizza, Inc.	2	674
Expedia Group, Inc.*	11	1,203
Hilton Worldwide Holdings, Inc.	12	1,747
Las Vegas Sands Corp.*	34	1,972
Marriott International, Inc., Class A	429	78,803
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald's Corp.	234	$ 69,828
MGM Resorts International	688	30,217
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	19	414
Royal Caribbean Cruises Ltd. (Liberia)*	11	1,141
Starbucks Corp.	78	7,727
Wynn Resorts Ltd.	5	528
Yum! Brands, Inc.	505	69,968
		331,715
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp.	20	10,768
Dollar General Corp.	13	2,207
Dollar Tree, Inc.*	13	1,865
Kroger Co. (The)	47	2,209
Sysco Corp.	28	2,078
Target Corp.	28	3,693
Walgreens Boots Alliance, Inc.	167	4,758
Walmart, Inc.	169	26,563
		54,141
Energy — 5.9%
APA Corp.	20	683
Baker Hughes Co.	1,825	57,688
Chevron Corp.	1,082	170,253
ConocoPhillips	1,564	162,046
Coterra Energy, Inc.	50	1,265
Devon Energy Corp.	842	40,702
Diamondback Energy, Inc.	12	1,576
EOG Resources, Inc.	1,055	120,734
EQT Corp.	648	26,652
Exxon Mobil Corp.	2,158	231,446
Halliburton Co.	1,552	51,201
Hess Corp.	18	2,447
Kinder Morgan, Inc.	134	2,308
Marathon Oil Corp.	41	944
Marathon Petroleum Corp.	958	111,703
Occidental Petroleum Corp.	59	3,469
ONEOK, Inc.	27	1,667
Phillips 66	706	67,338
Pioneer Natural Resources Co.	15	3,108
Schlumberger NV (Curacao)	83	4,077
Targa Resources Corp.	10	761
Valero Energy Corp.	24	2,815
Williams Cos., Inc. (The)	64	2,088
		1,066,971

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.	12	$ 1,362
American Tower Corp.	209	40,533
AvalonBay Communities, Inc.	10	1,893
Boston Properties, Inc.	11	633
Camden Property Trust	8	871
Crown Castle, Inc.	195	22,218
Digital Realty Trust, Inc.	13	1,480
Equinix, Inc.	4	3,136
Equity Residential	25	1,649
Essex Property Trust, Inc.	4	937
Extra Space Storage, Inc.	7	1,042
Federal Realty Investment Trust	4	387
Healthpeak Properties, Inc.	36	724
Host Hotels & Resorts, Inc.	32	539
Invitation Homes, Inc.	28	963
Iron Mountain, Inc.	13	739
Kimco Realty Corp.	36	710
Mid-America Apartment Communities, Inc.	6	911
Prologis, Inc.	62	7,603
Public Storage	10	2,919
Realty Income Corp.	668	39,940
Regency Centers Corp.	10	618
SBA Communications Corp.	48	11,124
Simon Property Group, Inc.	19	2,194
UDR, Inc.	22	945
Ventas, Inc.	18	851
VICI Properties, Inc.	46	1,446
Welltower, Inc.	161	13,023
Weyerhaeuser Co.	49	1,642
		163,032
Financial Services — 6.0%
American Express Co.	33	5,749
Ameriprise Financial, Inc.	6	1,993
Bank of New York Mellon Corp. (The)	54	2,404
Berkshire Hathaway, Inc., Class B*	985	335,885
BlackRock, Inc.	68	46,998
Capital One Financial Corp.	23	2,516
Cboe Global Markets, Inc.	47	6,486
Charles Schwab Corp. (The)	83	4,704
CME Group, Inc.	159	29,461
Discover Financial Services	17	1,986
FactSet Research Systems, Inc.	2	801
Fidelity National Information Services, Inc.	267	14,605
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Fiserv, Inc.*	279	$ 35,196
FleetCor Technologies, Inc.*	131	32,891
Franklin Resources, Inc.	890	23,772
Global Payments, Inc.	12	1,182
Goldman Sachs Group, Inc. (The)	20	6,451
Intercontinental Exchange, Inc.	251	28,383
Invesco Ltd. (Bermuda)	29	488
Jack Henry & Associates, Inc.	4	669
MarketAxess Holdings, Inc.	2	523
Mastercard, Inc., Class A	427	167,939
Moody's Corp.	11	3,825
Morgan Stanley	103	8,796
MSCI, Inc.	3	1,408
Nasdaq, Inc.	874	43,569
Northern Trust Corp.	14	1,038
PayPal Holdings, Inc.*	552	36,835
Raymond James Financial, Inc.	12	1,245
S&P Global, Inc.	15	6,013
State Street Corp.	16	1,171
Synchrony Financial	28	950
T Rowe Price Group, Inc.	100	11,202
Visa, Inc., Class A	922	218,957
		1,086,091
Food, Beverage & Tobacco — 4.8%
Altria Group, Inc.	3,220	145,866
Archer-Daniels-Midland Co.	980	74,049
Brown-Forman Corp., Class B	21	1,402
Bunge Ltd. (Bermuda)	10	944
Campbell Soup Co.	540	24,683
Coca-Cola Co. (The)	1,013	61,003
Conagra Brands, Inc.	32	1,079
Constellation Brands, Inc., Class A	11	2,707
General Mills, Inc.	374	28,686
Hershey Co. (The)	325	81,152
Hormel Foods Corp.	25	1,006
J M Smucker Co. (The)	188	27,762
Kellogg Co.	619	41,721
Keurig Dr Pepper, Inc.	2,531	79,144
Kraft Heinz Co. (The)	2,212	78,526
Lamb Weston Holdings, Inc.	7	805
McCormick & Co., Inc., non-voting shares	13	1,134
Molson Coors Beverage Co., Class B	13	856
Mondelez International, Inc., Class A	1,379	100,584
Monster Beverage Corp.*	48	2,757

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.	62	$ 11,484
Philip Morris International, Inc.	942	91,958
Tyson Foods, Inc., Class A	24	1,225
		860,533
Health Care Equipment & Services — 4.9%
Abbott Laboratories	786	85,690
Align Technology, Inc.*	4	1,415
AmerisourceBergen Corp.	365	70,237
Baxter International, Inc.	33	1,503
Becton Dickinson & Co.	13	3,432
Boston Scientific Corp.*	65	3,516
Cardinal Health, Inc.	464	43,880
Centene Corp.*	995	67,113
Cigna Group (The)	539	151,243
Cooper Cos., Inc. (The)	4	1,534
CVS Health Corp.	2,320	160,382
DaVita, Inc.*	164	16,477
DENTSPLY SIRONA, Inc.	278	11,126
Dexcom, Inc.*	17	2,185
Edwards Lifesciences Corp.*	28	2,641
Elevance Health, Inc.	15	6,664
GE HealthCare Technologies, Inc.	820	66,617
HCA Healthcare, Inc.	177	53,716
Henry Schein, Inc.*	6	487
Hologic, Inc.*	14	1,134
Humana, Inc.	9	4,024
IDEXX Laboratories, Inc.*	4	2,009
Insulet Corp.*	3	865
Intuitive Surgical, Inc.*	15	5,129
Laboratory Corp. of America Holdings	5	1,207
McKesson Corp.	105	44,867
Medtronic PLC (Ireland)	85	7,488
Molina Healthcare, Inc.*	105	31,630
Quest Diagnostics, Inc.	7	984
ResMed, Inc.	6	1,311
STERIS PLC (Ireland)	4	900
Stryker Corp.	17	5,186
Teleflex, Inc.	3	726
UnitedHealth Group, Inc.	58	27,877
Universal Health Services, Inc., Class B	5	789
Zimmer Biomet Holdings, Inc.	10	1,456
		887,440
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 1.7%
Church & Dwight Co., Inc.	12	$ 1,203
Clorox Co. (The)	6	954
Colgate-Palmolive Co.	238	18,335
Estee Lauder Cos., Inc. (The), Class A	16	3,142
Kimberly-Clark Corp.	609	84,079
Procter & Gamble Co. (The)	1,251	189,827
		297,540
Insurance — 1.4%
Aflac, Inc.	28	1,954
Allstate Corp. (The)	12	1,308
American International Group, Inc.	35	2,014
Aon PLC, Class A (Ireland)	14	4,833
Arch Capital Group Ltd. (Bermuda)*	671	50,224
Arthur J Gallagher & Co.	381	83,656
Assurant, Inc.	3	377
Brown & Brown, Inc.	512	35,246
Chubb Ltd. (Switzerland)	19	3,659
Cincinnati Financial Corp.	11	1,070
Everest Re Group Ltd. (Bermuda)	2	684
Globe Life, Inc.	5	548
Hartford Financial Services Group, Inc. (The)	15	1,080
Lincoln National Corp.	8	206
Loews Corp.	15	891
Marsh & McLennan Cos., Inc.	33	6,207
MetLife, Inc.	51	2,883
Principal Financial Group, Inc.	11	834
Progressive Corp. (The)	27	3,574
Prudential Financial, Inc.	17	1,500
Travelers Cos., Inc. (The)	13	2,258
W R Berkley Corp.	17	1,013
Willis Towers Watson PLC (Ireland)	192	45,216
		251,235
Materials — 1.9%
Air Products and Chemicals, Inc.	10	2,995
Albemarle Corp.	6	1,339
Amcor PLC (Jersey)	98	978
Avery Dennison Corp.	4	687
Ball Corp.	14	815
Celanese Corp.	8	926
CF Industries Holdings, Inc.	352	24,436
Corteva, Inc.	43	2,464
Dow, Inc.	894	47,615
DuPont de Nemours, Inc.	828	59,152

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Eastman Chemical Co.	7	$ 586
Ecolab, Inc.	15	2,800
FMC Corp.	9	939
Freeport-McMoRan, Inc.	93	3,720
International Flavors & Fragrances, Inc.	12	955
International Paper Co.	627	19,945
Linde PLC (Ireland)	30	11,433
LyondellBasell Industries NV, Class A (Netherlands)	22	2,020
Martin Marietta Materials, Inc.	3	1,385
Mosaic Co. (The)	599	20,965
Newmont Corp.	49	2,090
Nucor Corp.	479	78,547
Packaging Corp. of America	6	793
PPG Industries, Inc.	14	2,076
Sealed Air Corp.	261	10,440
Sherwin-Williams Co. (The)	15	3,983
Steel Dynamics, Inc.	313	34,095
Vulcan Materials Co.	6	1,353
Westrock Co.	16	465
		339,997
Media & Entertainment — 10.6%
Activision Blizzard, Inc.*	1,329	112,035
Alphabet, Inc., Class A*	6,326	757,222
Charter Communications, Inc., Class A*	271	99,557
Comcast Corp., Class A	7,105	295,213
Electronic Arts, Inc.	124	16,083
Fox Corp., Class A	933	31,722
Interpublic Group of Cos., Inc. (The)	693	26,736
Live Nation Entertainment, Inc.*	11	1,002
Match Group, Inc.*	19	795
Meta Platforms, Inc., Class A*	1,392	399,476
Netflix, Inc.*	200	88,098
News Corp., Class A	37	722
Omnicom Group, Inc.	362	34,444
Paramount Global, Class B	42	668
Take-Two Interactive Software, Inc.*	77	11,332
Walt Disney Co. (The)*	82	7,321
Warner Bros Discovery, Inc.*	1,095	13,731
		1,896,157
Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
AbbVie, Inc.	687	92,560
Agilent Technologies, Inc.	13	1,563
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Amgen, Inc.	588	$ 130,548
Biogen, Inc.*	262	74,631
Bio-Rad Laboratories, Inc., Class A*	2	758
Bio-Techne Corp.	7	571
Bristol-Myers Squibb Co.	137	8,761
Catalent, Inc.*	8	347
Charles River Laboratories International, Inc.*	3	631
Danaher Corp.	330	79,200
Eli Lilly & Co.	42	19,697
Gilead Sciences, Inc.	2,250	173,407
Illumina, Inc.*	72	13,499
Incyte Corp.*	100	6,225
IQVIA Holdings, Inc.*	8	1,798
Johnson & Johnson	1,619	267,977
Merck & Co., Inc.	1,149	132,583
Mettler-Toledo International, Inc.*	1	1,312
Moderna, Inc.*	25	3,038
Organon & Co.	459	9,552
Pfizer, Inc.	5,411	198,475
Regeneron Pharmaceuticals, Inc.*	213	153,049
Revvity, Inc.	7	832
Thermo Fisher Scientific, Inc.	17	8,870
Vertex Pharmaceuticals, Inc.*	18	6,334
Viatris, Inc.	80	798
Waters Corp.*	3	800
West Pharmaceutical Services, Inc.	4	1,530
Zoetis, Inc.	21	3,616
		1,392,962
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	21	1,695
CoStar Group, Inc.*	18	1,602
		3,297
Semiconductors & Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc.*	72	8,202
Analog Devices, Inc.	22	4,286
Applied Materials, Inc.	1,519	219,556
Broadcom, Inc.	633	549,083
Enphase Energy, Inc.*	6	1,005
First Solar, Inc.*	4	760
Intel Corp.	245	8,193
KLA Corp.	246	119,315
Lam Research Corp.	243	156,215
Microchip Technology, Inc.	37	3,315

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Micron Technology, Inc.	492	$ 31,050
Monolithic Power Systems, Inc.	2	1,080
NVIDIA Corp.	111	46,955
NXP Semiconductors NV (Netherlands)	78	15,965
ON Semiconductor Corp.*	29	2,743
Qorvo, Inc.*	7	714
QUALCOMM, Inc.	73	8,690
Skyworks Solutions, Inc.	287	31,768
SolarEdge Technologies, Inc.*	25	6,726
Teradyne, Inc.	11	1,225
Texas Instruments, Inc.	42	7,561
		1,224,407
Software & Services — 11.2%
Accenture PLC, Class A (Ireland)	42	12,960
Adobe, Inc.*	205	100,243
Akamai Technologies, Inc.*	11	989
ANSYS, Inc.*	39	12,881
Autodesk, Inc.*	96	19,643
Cadence Design Systems, Inc.*	122	28,611
Cognizant Technology Solutions Corp., Class A	229	14,949
DXC Technology Co.*	14	374
EPAM Systems, Inc.*	26	5,843
Fair Isaac Corp.*	2	1,618
Fortinet, Inc.*	35	2,646
Gartner, Inc.*	144	50,445
Gen Digital, Inc.	1,154	21,407
International Business Machines Corp.	1,046	139,965
Intuit, Inc.	12	5,498
Microsoft Corp.	4,035	1,374,079
Oracle Corp.	167	19,888
Palo Alto Networks, Inc.*	15	3,833
PTC, Inc.*	5	712
Roper Technologies, Inc.	49	23,559
Salesforce, Inc.*	439	92,743
ServiceNow, Inc.*	91	51,139
Synopsys, Inc.*	68	29,608
Tyler Technologies, Inc.*	1	416
VeriSign, Inc.*	6	1,356
		2,015,405
Technology Hardware & Equipment — 11.2%
Amphenol Corp., Class A	42	3,568
Apple, Inc.	7,108	1,378,739
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Arista Networks, Inc.*	16	$ 2,593
CDW Corp.	219	40,187
Cisco Systems, Inc.	7,372	381,427
Corning, Inc.	54	1,892
F5, Inc.*	5	731
Hewlett Packard Enterprise Co.	2,339	39,295
HP, Inc.	1,781	54,695
Juniper Networks, Inc.	19	595
Keysight Technologies, Inc.*	12	2,010
Motorola Solutions, Inc.	303	88,864
NetApp, Inc.	16	1,222
Seagate Technology Holdings PLC (Ireland)	13	804
TE Connectivity Ltd. (Switzerland)	21	2,943
Teledyne Technologies, Inc.*	4	1,645
Trimble, Inc.*	12	635
Western Digital Corp.*	20	759
Zebra Technologies Corp., Class A*	4	1,183
		2,003,787
Telecommunication Services — 2.5%
AT&T, Inc.	12,889	205,579
T-Mobile US, Inc.*	80	11,112
Verizon Communications, Inc.	6,178	229,760
		446,451
Transportation — 1.3%
Alaska Air Group, Inc.*	5	266
American Airlines Group, Inc.*	1,177	21,115
CH Robinson Worldwide, Inc.	210	19,814
CSX Corp.	139	4,740
Delta Air Lines, Inc.*	29	1,379
Expeditors International of Washington, Inc.	276	33,432
FedEx Corp.	453	112,299
JB Hunt Transport Services, Inc.	5	905
Norfolk Southern Corp.	15	3,401
Old Dominion Freight Line, Inc.	5	1,849
Southwest Airlines Co.	26	941
Union Pacific Corp.	41	8,389
United Airlines Holdings, Inc.*	15	823
United Parcel Service, Inc., Class B	175	31,369
		240,722
Utilities — 0.3%
AES Corp. (The)	40	829
Alliant Energy Corp.	12	630
Ameren Corp.	12	980

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American Electric Power Co., Inc.	23	$ 1,937
American Water Works Co., Inc.	8	1,142
Atmos Energy Corp.	6	698
CenterPoint Energy, Inc.	29	845
CMS Energy Corp.	13	764
Consolidated Edison, Inc.	24	2,170
Constellation Energy Corp.	22	2,014
Dominion Energy, Inc.	48	2,486
DTE Energy Co.	12	1,320
Duke Energy Corp.	34	3,051
Edison International	17	1,181
Entergy Corp.	9	876
Evergy, Inc.	10	584
Eversource Energy	15	1,064
Exelon Corp.	62	2,526
FirstEnergy Corp.	26	1,011
NextEra Energy, Inc.	91	6,752
NiSource, Inc.	18	492
NRG Energy, Inc.	14	524
PG&E Corp.*	898	15,518
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Pinnacle West Capital Corp.	5	$ 407
PPL Corp.	44	1,164
Public Service Enterprise Group, Inc.	32	2,004
Sempra Energy	14	2,038
Southern Co. (The)	49	3,442
WEC Energy Group, Inc.	14	1,235
Xcel Energy, Inc.	24	1,492
		61,176
TOTAL COMMON STOCKS (Cost $14,911,657)		17,842,987
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		125,271
NET ASSETS - 100.0%		$17,968,258

*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 138.4%
COMMON STOCKS — 138.4%
Capital Goods — 4.0%
3M Co.†	17	$ 1,702
General Electric Co.	259	28,451
Lockheed Martin Corp.†	177	81,487
Northrop Grumman Corp.†	20	9,116
Otis Worldwide Corp.	60	5,341
Pentair PLC (Ireland)†	229	14,793
Snap-on, Inc.	263	75,794
WW Grainger, Inc.	72	56,778
		273,462
Commercial & Professional Services — 1.5%
Automatic Data Processing, Inc.†	110	24,177
Copart, Inc.*	710	64,759
Verisk Analytics, Inc.	75	16,952
		105,888
Consumer Discretionary Distribution & Retail — 7.0%
Amazon.com, Inc.†*	1,329	173,249
AutoZone, Inc.†*	1	2,493
Bath & Body Works, Inc.	176	6,600
Best Buy Co., Inc.†	36	2,950
eBay, Inc.†	1,422	63,549
Genuine Parts Co.†	300	50,769
Home Depot, Inc. (The)	115	35,724
Lowe's Cos., Inc.†	178	40,175
O'Reilly Automotive, Inc.*	31	29,614
Ross Stores, Inc.	11	1,233
TJX Cos., Inc. (The)	261	22,130
Ulta Beauty, Inc.*	107	50,354
		478,840
Consumer Durables & Apparel — 2.6%
Garmin Ltd. (Switzerland)	53	5,527
Hasbro, Inc.†	1,819	117,817
NIKE, Inc., Class B	259	28,586
PulteGroup, Inc.	253	19,653
Tapestry, Inc.	107	4,579
		176,162
Consumer Services — 3.6%
Darden Restaurants, Inc.	65	10,860
Marriott International, Inc., Class A	429	78,803
McDonald's Corp.†	129	38,495
MGM Resorts International†	1,910	83,888
Yum! Brands, Inc.	244	33,806
		245,852
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — 1.7%
Kroger Co. (The)	1,221	$ 57,387
Sysco Corp.†	85	6,307
Walmart, Inc.†	354	55,642
		119,336
Energy — 1.6%
Baker Hughes Co.	668	21,115
Chevron Corp.	24	3,776
ConocoPhillips	39	4,041
Coterra Energy, Inc.	1,536	38,861
Marathon Petroleum Corp.	175	20,405
Phillips 66	15	1,431
Pioneer Natural Resources Co.	101	20,925
Valero Energy Corp.	3	352
		110,906
Equity Real Estate Investment Trusts (REITs) — 0.5%
Realty Income Corp.	544	32,526
Financial Services — 9.1%
Berkshire Hathaway, Inc., Class B†*	373	127,193
BlackRock, Inc.	3	2,073
Cboe Global Markets, Inc.†	826	113,996
CME Group, Inc.†	356	65,963
Intercontinental Exchange, Inc.†	162	18,319
MarketAxess Holdings, Inc.†	217	56,728
Mastercard, Inc., Class A†	123	48,376
Nasdaq, Inc.†	2,076	103,489
PayPal Holdings, Inc.†*	444	29,628
Visa, Inc., Class A†	266	63,170
		628,935
Food, Beverage & Tobacco — 22.8%
Altria Group, Inc.†	2,098	95,039
Campbell Soup Co.†	3,870	176,898
Coca-Cola Co. (The)†	1,390	83,706
Conagra Brands, Inc.	1,387	46,770
General Mills, Inc.†	2,219	170,197
Hershey Co. (The)†	615	153,566
Hormel Foods Corp.†	2,092	84,140
J M Smucker Co. (The)†	975	143,978
Kellogg Co.†	2,651	178,677
Keurig Dr Pepper, Inc.†	4,647	145,312
Kraft Heinz Co. (The)†	3,958	140,509
Lamb Weston Holdings, Inc.	179	20,576
Molson Coors Beverage Co., Class B	10	658
Mondelez International, Inc., Class A	855	62,364
Monster Beverage Corp.*	44	2,527

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
PepsiCo, Inc.†	262	$ 48,528
Philip Morris International, Inc.†	123	12,007
		1,565,452
Health Care Equipment & Services — 10.8%
Abbott Laboratories†	226	24,639
AmerisourceBergen Corp.†	389	74,855
Cardinal Health, Inc.	707	66,861
Centene Corp.*	697	47,013
Cigna Group (The)	154	43,212
CVS Health Corp.	1,077	74,453
DaVita, Inc.†*	1,137	114,234
DENTSPLY SIRONA, Inc.	200	8,004
GE HealthCare Technologies, Inc.	1,142	92,776
Humana, Inc.	8	3,577
McKesson Corp.†	190	81,189
Molina Healthcare, Inc.†*	359	108,145
Zimmer Biomet Holdings, Inc.	3	437
		739,395
Household & Personal Products — 6.8%
Church & Dwight Co., Inc.	658	65,951
Clorox Co. (The)	166	26,401
Colgate-Palmolive Co.	1,065	82,048
Kimberly-Clark Corp.†	1,160	160,149
Procter & Gamble Co. (The)†	876	132,924
		467,473
Insurance — 3.9%
Aon PLC, Class A (Ireland)†	165	56,958
Arthur J Gallagher & Co.	260	57,088
Brown & Brown, Inc.	573	39,445
Willis Towers Watson PLC (Ireland)†	487	114,689
		268,180
Media & Entertainment — 11.4%
Activision Blizzard, Inc.†*	1,559	131,424
Alphabet, Inc., Class A†*	1,649	197,385
Charter Communications, Inc., Class A†*	21	7,715
Comcast Corp., Class A†	2,534	105,288
Electronic Arts, Inc.†	36	4,669
Fox Corp., Class A	49	1,666
Interpublic Group of Cos., Inc. (The)	1,764	68,055
Meta Platforms, Inc., Class A†*	367	105,322
Netflix, Inc.†*	157	69,157
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Omnicom Group, Inc.†	984	$ 93,628
Take-Two Interactive Software, Inc.†*	22	3,237
		787,546
Pharmaceuticals, Biotechnology & Life Sciences — 10.2%
AbbVie, Inc.	216	29,102
Amgen, Inc.	233	51,731
Bristol-Myers Squibb Co.†	1,746	111,657
Danaher Corp.†	95	22,800
Gilead Sciences, Inc.	341	26,281
Illumina, Inc.†*	21	3,937
Johnson & Johnson†	1,010	167,175
Merck & Co., Inc.†	796	91,850
Organon & Co.	2,606	54,231
Pfizer, Inc.†	3,444	126,326
Regeneron Pharmaceuticals, Inc.*	26	18,682
		703,772
Semiconductors & Semiconductor Equipment — 10.6%
Applied Materials, Inc.†	1,220	176,339
Broadcom, Inc.†	170	147,463
KLA Corp.	171	82,939
Lam Research Corp.	291	187,072
Qorvo, Inc.†*	312	31,833
QUALCOMM, Inc.	119	14,166
Skyworks Solutions, Inc.	833	92,205
		732,017
Software & Services — 12.7%
Adobe, Inc.†*	136	66,503
Akamai Technologies, Inc.†*	330	29,657
Cadence Design Systems, Inc.*	47	11,022
Gartner, Inc.†*	238	83,374
Gen Digital, Inc.†	7,453	138,253
International Business Machines Corp.†	717	95,942
Microsoft Corp.†	964	328,281
Roper Technologies, Inc.†	14	6,731
Salesforce, Inc.†*	198	41,829
VeriSign, Inc.†*	332	75,022
		876,614
Technology Hardware & Equipment — 10.3%
Apple, Inc.†	1,731	335,762
CDW Corp.	297	54,500
Cisco Systems, Inc.†	2,931	151,650
F5, Inc.†*	159	23,255
HP, Inc.†	1,214	37,282

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Motorola Solutions, Inc.	187	$ 54,843
NetApp, Inc.	305	23,302
Seagate Technology Holdings PLC (Ireland)†	188	11,632
Zebra Technologies Corp., Class A†*	56	16,566
		708,792
Telecommunication Services — 3.3%
AT&T, Inc.†	4,552	72,604
T-Mobile US, Inc.*	310	43,059
Verizon Communications, Inc.†	3,040	113,058
		228,721
Transportation — 4.0%
American Airlines Group, Inc.*	1,023	18,353
CH Robinson Worldwide, Inc.†	723	68,215
Expeditors International of Washington, Inc.†	837	101,386
FedEx Corp.	291	72,139
United Parcel Service, Inc., Class B	82	14,698
		274,791
TOTAL COMMON STOCKS (Cost $8,390,571)		9,524,660

TOTAL LONG POSITIONS - 138.4% (Cost $8,390,571)		9,524,660
SHORT POSITIONS — (39.9)%
COMMON STOCKS — (39.9)%
Automobiles & Components — (1.0)%
Aptiv PLC (Jersey)*	(235)	(23,991)
Ford Motor Co.	(1,815)	(27,461)
Tesla, Inc.*	(52)	(13,612)
		(65,064)
Banks — (0.0)%
Wells Fargo & Co.	(26)	(1,110)
Capital Goods — (2.3)%
Axon Enterprise, Inc.*	(29)	(5,658)
Cummins, Inc.	(13)	(3,187)
Generac Holdings, Inc.*	(427)	(63,679)
Johnson Controls International PLC (Ireland)	(37)	(2,521)
Quanta Services, Inc.	(113)	(22,199)
Raytheon Technologies Corp.	(10)	(980)
Rockwell Automation, Inc.	(20)	(6,589)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	(337)	$ (31,580)
United Rentals, Inc.	(52)	(23,159)
		(159,552)
Commercial & Professional Services — (1.5)%
Ceridian HCM Holding, Inc.*	(631)	(42,258)
Equifax, Inc.	(120)	(28,236)
Paycom Software, Inc.	(94)	(30,197)
		(100,691)
Consumer Discretionary Distribution & Retail — (0.9)%
Advance Auto Parts, Inc.	(51)	(3,585)
CarMax, Inc.*	(82)	(6,863)
Etsy, Inc.*	(37)	(3,131)
Tractor Supply Co.	(215)	(47,537)
		(61,116)
Consumer Durables & Apparel — (1.4)%
Mohawk Industries, Inc.*	(520)	(53,643)
Newell Brands, Inc.	(1,234)	(10,736)
Whirlpool Corp.	(216)	(32,139)
		(96,518)
Consumer Services — (1.5)%
Caesars Entertainment, Inc.*	(744)	(37,922)
Carnival Corp. (Panama)*	(770)	(14,499)
Chipotle Mexican Grill, Inc.*	(1)	(2,139)
Expedia Group, Inc.*	(1)	(109)
Las Vegas Sands Corp.*	(248)	(14,384)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(634)	(13,802)
Royal Caribbean Cruises Ltd. (Liberia)*	(64)	(6,639)
Wynn Resorts Ltd.	(140)	(14,786)
		(104,280)
Consumer Staples Distribution & Retail — (0.7)%
Costco Wholesale Corp.	(20)	(10,767)
Target Corp.	(272)	(35,877)
		(46,644)
Energy — (1.0)%
Targa Resources Corp.	(528)	(40,181)
Williams Cos., Inc. (The)	(939)	(30,639)
		(70,820)
Equity Real Estate Investment Trusts (REITs) — (1.2)%
Equinix, Inc.	(26)	(20,383)
Host Hotels & Resorts, Inc.	(680)	(11,444)
Iron Mountain, Inc.	(573)	(32,558)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — (Continued)
Kimco Realty Corp.	(627)	$ (12,364)
Weyerhaeuser Co.	(124)	(4,155)
		(80,904)
Financial Services — (0.8)%
Capital One Financial Corp.	(137)	(14,984)
Discover Financial Services	(88)	(10,283)
Global Payments, Inc.	(76)	(7,487)
MSCI, Inc.	(20)	(9,386)
Synchrony Financial	(465)	(15,773)
		(57,913)
Health Care Equipment & Services — (2.7)%
Align Technology, Inc.*	(112)	(39,608)
Becton Dickinson & Co.	(26)	(6,864)
Dexcom, Inc.*	(233)	(29,943)
IDEXX Laboratories, Inc.*	(59)	(29,631)
Insulet Corp.*	(115)	(33,159)
Intuitive Surgical, Inc.*	(18)	(6,155)
ResMed, Inc.	(87)	(19,009)
STERIS PLC (Ireland)	(66)	(14,849)
Teleflex, Inc.	(28)	(6,777)
		(185,995)
Household & Personal Products — (0.2)%
Estee Lauder Cos., Inc. (The), Class A	(63)	(12,372)
Insurance — (0.2)%
American International Group, Inc.	(102)	(5,869)
Lincoln National Corp.	(417)	(10,742)
		(16,611)
Materials — (4.9)%
Air Products and Chemicals, Inc.	(10)	(2,995)
Albemarle Corp.	(135)	(30,117)
Avery Dennison Corp.	(106)	(18,211)
Ball Corp.	(594)	(34,577)
Celanese Corp.	(434)	(50,257)
Corteva, Inc.	(592)	(33,922)
FMC Corp.	(177)	(18,468)
Freeport-McMoRan, Inc.	(955)	(38,200)
Newmont Corp.	(363)	(15,486)
PPG Industries, Inc.	(154)	(22,838)
Sherwin-Williams Co. (The)	(122)	(32,393)
Westrock Co.	(1,469)	(42,704)
		(340,168)
Media & Entertainment — (0.1)%
Paramount Global, Class B	(458)	(7,287)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (2.8)%
Agilent Technologies, Inc.	(66)	$ (7,936)
Bio-Rad Laboratories, Inc., Class A*	(20)	(7,582)
Bio-Techne Corp.	(486)	(39,672)
Catalent, Inc.*	(1,205)	(52,249)
Charles River Laboratories International, Inc.*	(116)	(24,389)
IQVIA Holdings, Inc.*	(46)	(10,339)
Mettler-Toledo International, Inc.*	(3)	(3,935)
Thermo Fisher Scientific, Inc.	(61)	(31,827)
West Pharmaceutical Services, Inc.	(29)	(11,092)
Zoetis, Inc.	(12)	(2,067)
		(191,088)
Real Estate Management & Development — (0.6)%
CBRE Group, Inc., Class A*	(371)	(29,943)
CoStar Group, Inc.*	(117)	(10,413)
		(40,356)
Semiconductors & Semiconductor Equipment — (5.0)%
Advanced Micro Devices, Inc.*	(417)	(47,500)
Enphase Energy, Inc.*	(165)	(27,634)
First Solar, Inc.*	(155)	(29,464)
Intel Corp.	(1,502)	(50,227)
Monolithic Power Systems, Inc.	(73)	(39,437)
NVIDIA Corp.	(113)	(47,801)
ON Semiconductor Corp.*	(387)	(36,602)
Teradyne, Inc.	(351)	(39,077)
Texas Instruments, Inc.	(126)	(22,683)
		(340,425)
Software & Services — (1.4)%
Fortinet, Inc.*	(360)	(27,212)
Intuit, Inc.	(48)	(21,993)
Palo Alto Networks, Inc.*	(56)	(14,309)
PTC, Inc.*	(6)	(854)
Tyler Technologies, Inc.*	(80)	(33,318)
		(97,686)
Technology Hardware & Equipment — (1.4)%
Arista Networks, Inc.*	(85)	(13,775)
Juniper Networks, Inc.	(528)	(16,542)
TE Connectivity Ltd. (Switzerland)	(77)	(10,793)
Western Digital Corp.*	(1,412)	(53,557)
		(94,667)
Transportation — (0.9)%
Alaska Air Group, Inc.*	(64)	(3,403)
JB Hunt Transport Services, Inc.	(185)	(33,491)
Old Dominion Freight Line, Inc.	(73)	(26,992)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Transportation — (Continued)
Southwest Airlines Co.	(8)	$ (290)
United Airlines Holdings, Inc.*	(13)	(713)
		(64,889)
Utilities — (7.4)%
AES Corp. (The)	(1,692)	(35,075)
Alliant Energy Corp.	(426)	(22,356)
Ameren Corp.	(158)	(12,904)
American Electric Power Co., Inc.	(336)	(28,291)
American Water Works Co., Inc.	(190)	(27,122)
Atmos Energy Corp.	(262)	(30,481)
CenterPoint Energy, Inc.	(812)	(23,670)
CMS Energy Corp.	(118)	(6,933)
Constellation Energy Corp.	(143)	(13,092)
DTE Energy Co.	(112)	(12,322)
Duke Energy Corp.	(33)	(2,961)
Edison International	(418)	(29,030)
Evergy, Inc.	(306)	(17,877)
Eversource Energy	(265)	(18,794)
Exelon Corp.	(730)	(29,740)
FirstEnergy Corp.	(602)	(23,406)
NextEra Energy, Inc.	(344)	(25,525)
NiSource, Inc.	(1,106)	(30,249)
NRG Energy, Inc.	(773)	(28,902)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Pinnacle West Capital Corp.	(131)	$ (10,671)
PPL Corp.	(323)	(8,547)
Sempra Energy	(151)	(21,984)
Southern Co. (The)	(232)	(16,298)
WEC Energy Group, Inc.	(244)	(21,531)
Xcel Energy, Inc.	(182)	(11,315)
		(509,076)
TOTAL COMMON STOCKS (Proceeds $2,808,082)		(2,745,232)

TOTAL SHORT POSITIONS - (39.9)% (Proceeds $2,808,082)		(2,745,232)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		100,773
NET ASSETS - 100.0%		$6,880,201

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.8%
Capital Goods — 3.9%
3M Co.	649	$ 64,958
A. O. Smith Corp.	409	29,767
General Electric Co.	1,204	132,259
Lockheed Martin Corp.(a)	355	163,435
Northrop Grumman Corp.	32	14,586
Otis Worldwide Corp.	349	31,065
Pentair PLC (Ireland)	437	28,230
Snap-on, Inc.	683	196,834
WW Grainger, Inc.	199	156,929
		818,063
Commercial & Professional Services — 1.2%
Automatic Data Processing, Inc.(a)	405	89,015
Copart, Inc.*	1,442	131,525
Paychex, Inc.	6	671
Verisk Analytics, Inc.	154	34,809
		256,020
Consumer Discretionary Distribution & Retail — 3.7%
Amazon.com, Inc.*	1,026	133,749
Bath & Body Works, Inc.	842	31,575
Best Buy Co., Inc.	74	6,064
eBay, Inc.(a)	2,656	118,697
Genuine Parts Co.(a)	774	130,984
Home Depot, Inc. (The)	159	49,392
Lowe's Cos., Inc.	298	67,258
O'Reilly Automotive, Inc.*	62	59,229
Ross Stores, Inc.	22	2,467
TJX Cos., Inc. (The)	406	34,425
Ulta Beauty, Inc.*	314	147,767
		781,607
Consumer Durables & Apparel — 2.0%
DR Horton, Inc.	80	9,735
Garmin Ltd. (Switzerland)	195	20,337
Hasbro, Inc.(a)	3,686	238,742
NIKE, Inc., Class B	405	44,700
PulteGroup, Inc.	1,176	91,352
Tapestry, Inc.	435	18,618
		423,484
Consumer Services — 2.3%
Darden Restaurants, Inc.	143	23,893
Marriott International, Inc., Class A	780	143,278
McDonald's Corp.(a)	262	78,183
MGM Resorts International(a)	3,709	162,899
Yum! Brands, Inc.	596	82,576
		490,829
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — 0.9%
Kroger Co. (The)	1,899	$ 89,253
Sysco Corp.	131	9,720
Walmart, Inc.(a)	624	98,081
		197,054
Energy — 1.1%
Baker Hughes Co.	989	31,262
Chevron Corp.(a)	197	30,998
ConocoPhillips	142	14,713
Coterra Energy, Inc.	3,037	76,836
EOG Resources, Inc.	66	7,553
Exxon Mobil Corp.	62	6,649
Marathon Petroleum Corp.	288	33,581
Pioneer Natural Resources Co.	154	31,906
Valero Energy Corp.	3	352
		233,850
Equity Real Estate Investment Trusts (REITs) — 0.5%
Essex Property Trust, Inc.	22	5,155
Realty Income Corp.(a)	1,341	80,178
Welltower, Inc.	343	27,745
		113,078
Financial Services — 6.1%
Berkshire Hathaway, Inc., Class B(a)*	774	263,934
BlackRock, Inc.	49	33,866
Cboe Global Markets, Inc.	1,484	204,807
CME Group, Inc.(a)	661	122,477
FleetCor Technologies, Inc.*	125	31,385
Franklin Resources, Inc.	304	8,120
Intercontinental Exchange, Inc.(a)	377	42,631
MarketAxess Holdings, Inc.	376	98,294
Mastercard, Inc., Class A	149	58,602
Nasdaq, Inc.(a)	4,531	225,870
PayPal Holdings, Inc.(a)*	993	66,263
T Rowe Price Group, Inc.	71	7,953
Visa, Inc., Class A	486	115,415
		1,279,617
Food, Beverage & Tobacco — 13.6%
Altria Group, Inc.	4,298	194,699
Campbell Soup Co.(a)	6,617	302,463
Coca-Cola Co. (The)	2,602	156,692
Conagra Brands, Inc.	2,367	79,815
General Mills, Inc.(a)	4,051	310,712
Hershey Co. (The)(a)	1,130	282,161
Hormel Foods Corp.	3,159	127,055
J M Smucker Co. (The)(a)	1,767	260,933

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.(a)	5,034	$ 339,292
Keurig Dr Pepper, Inc.(a)	9,254	289,373
Kraft Heinz Co. (The)(a)	7,498	266,179
Lamb Weston Holdings, Inc.	136	15,633
Molson Coors Beverage Co., Class B	33	2,173
Mondelez International, Inc., Class A	1,739	126,843
Monster Beverage Corp.*	1	57
PepsiCo, Inc.	384	71,124
Philip Morris International, Inc.	411	40,122
		2,865,326
Health Care Equipment & Services — 7.5%
Abbott Laboratories	367	40,010
AmerisourceBergen Corp.	823	158,370
Cardinal Health, Inc.	1,696	160,391
Centene Corp.*	1,833	123,636
Cigna Group (The)	384	107,750
CVS Health Corp.(a)	2,698	186,513
DaVita, Inc.(a)*	1,697	170,498
DENTSPLY SIRONA, Inc.	353	14,127
GE HealthCare Technologies, Inc.	2,512	204,075
Humana, Inc.	2	894
McKesson Corp.(a)	356	152,122
Molina Healthcare, Inc.(a)*	772	232,557
Zimmer Biomet Holdings, Inc.	166	24,170
		1,575,113
Household & Personal Products — 4.1%
Church & Dwight Co., Inc.	1,092	109,451
Clorox Co. (The)	242	38,488
Colgate-Palmolive Co.	1,963	151,229
Kimberly-Clark Corp.(a)	2,290	316,157
Procter & Gamble Co. (The)(a)	1,678	254,620
		869,945
Insurance — 3.1%
Aon PLC, Class A (Ireland)	412	142,223
Arthur J Gallagher & Co.	662	145,355
Brown & Brown, Inc.	1,560	107,390
Willis Towers Watson PLC (Ireland)	1,089	256,460
		651,428
Materials — 0.3%
Dow, Inc.	83	4,421
DuPont de Nemours, Inc.	104	7,430
International Paper Co.	137	4,358
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Packaging Corp. of America	116	$ 15,330
Sealed Air Corp.	954	38,160
		69,699
Media & Entertainment — 7.7%
Activision Blizzard, Inc.(a)*	3,030	255,429
Alphabet, Inc., Class A(a)*	2,654	317,684
Charter Communications, Inc., Class A(a)*	72	26,451
Comcast Corp., Class A(a)	5,424	225,367
Electronic Arts, Inc.	56	7,263
Fox Corp., Class A	965	32,810
Interpublic Group of Cos., Inc. (The)(a)	4,644	179,165
Match Group, Inc.(a)*	207	8,663
Meta Platforms, Inc., Class A(a)*	618	177,354
Netflix, Inc.(a)*	272	119,813
News Corp., Class A	1,214	23,673
Omnicom Group, Inc.(a)	2,464	234,450
Take-Two Interactive Software, Inc.*	34	5,003
		1,613,125
Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
AbbVie, Inc.	215	28,967
Amgen, Inc.	396	87,920
Bristol-Myers Squibb Co.(a)	3,234	206,814
Danaher Corp.	153	36,720
Gilead Sciences, Inc.	631	48,631
Illumina, Inc.*	41	7,687
Johnson & Johnson(a)	1,889	312,667
Merck & Co., Inc.(a)	1,306	150,699
Organon & Co.	5,700	118,617
Pfizer, Inc.(a)	6,927	254,083
Regeneron Pharmaceuticals, Inc.*	53	38,083
		1,290,888
Semiconductors & Semiconductor Equipment — 9.1%
Applied Materials, Inc.(a)	3,035	438,679
Broadcom, Inc.(a)	412	357,381
KLA Corp.(a)	476	230,869
Lam Research Corp.(a)	709	455,788
NXP Semiconductors NV (Netherlands)	350	71,638
Qorvo, Inc.(a)*	480	48,974
QUALCOMM, Inc.	600	71,424
Skyworks Solutions, Inc.(a)	2,266	250,824
		1,925,577

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 7.1%
Adobe, Inc.(a)*	294	$ 143,763
Akamai Technologies, Inc.(a)*	590	53,023
Cadence Design Systems, Inc.*	80	18,762
Gartner, Inc.(a)*	594	208,084
Gen Digital, Inc.(a)	14,048	260,591
International Business Machines Corp.(a)	1,511	202,187
Microsoft Corp.(a)	945	321,810
Roper Technologies, Inc.	26	12,501
Salesforce, Inc.(a)*	578	122,108
VeriSign, Inc.*	724	163,602
		1,506,431
Technology Hardware & Equipment — 8.8%
Amphenol Corp., Class A	402	34,150
Apple, Inc.(a)	3,801	737,280
CDW Corp.	781	143,313
Cisco Systems, Inc.(a)	6,933	358,713
F5, Inc.(a)*	563	82,344
Hewlett Packard Enterprise Co.	2,467	41,446
HP, Inc.	4,851	148,974
Motorola Solutions, Inc.	485	142,241
NetApp, Inc.(a)	1,074	82,054
Seagate Technology Holdings PLC (Ireland)	1,315	81,359
		1,851,874
Telecommunication Services — 2.3%
AT&T, Inc.	10,500	167,475
T-Mobile US, Inc.*	518	71,950
Verizon Communications, Inc.(a)	6,342	235,859
		475,284
Transportation — 3.4%
American Airlines Group, Inc.*	4,599	82,506
CH Robinson Worldwide, Inc.(a)	1,692	159,640
Expeditors International of Washington, Inc.(a)	1,927	233,418
FedEx Corp.	685	169,811
United Parcel Service, Inc., Class B	399	71,521
		716,896
TOTAL COMMON STOCKS (Cost $17,638,809)		20,005,188
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2%		1,100,890
NET ASSETS - 100.0%		$21,106,078

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
The following table represents the individual long and short positions and related values of total return swaps, which represents 3.8% of net assets as of June 30, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Capital Goods
3M Co.	USFF +0.250%	Weekly	MS	01/10/28	643	$68,595	$64,358	$(1,915)
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/10/28	379	25,684	27,584	2,635
General Electric Co.	USFF +0.250%	Weekly	MS	01/10/28	1,146	113,890	125,888	14,505
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/29/24	344	150,309	158,371	14,963
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	01/05/26	29	10,794	13,218	3,456
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/10/28	379	32,393	33,735	2,070
Pentair PLC (Ireland)	USFF +0.250%	Weekly	MS	07/08/27	450	18,343	29,070	11,392
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/10/28	662	164,726	190,782	30,890
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	08/29/24	218	130,115	171,913	45,694
					4,250	714,849	814,919	123,690
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/10/28	471	99,907	103,521	6,608
Copart, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,404	112,967	128,059	17,579
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1	107	112	693
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	01/10/28	153	34,269	34,583	1,087
					2,029	247,250	266,275	25,967
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	08/29/24	3,056	274,243	398,380	130,375
Bath & Body Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	920	24,908	34,500	14,588
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/29/24	44	3,091	3,606	782
eBay, Inc.	USFF +0.250%	Weekly	MS	08/29/24	2,616	107,307	116,909	14,586
Genuine Parts Co.	USFF +0.250%	Weekly	MS	07/08/27	769	122,212	130,138	12,351
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	158	46,441	49,081	3,846
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	08/29/24	295	55,643	66,582	13,699
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	01/05/26	57	47,072	54,452	8,430
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/07/27	19	1,448	2,130	1,367
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	395	31,360	33,492	2,885
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/10/28	298	146,507	140,237	(3,400)
					8,627	860,232	1,029,507	199,509
Consumer Durables & Apparel
DR Horton, Inc.	USFF +0.250%	Weekly	MS	01/10/28	80	9,181	9,735	1,026
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	199	20,561	20,754	671
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/08/27	3,681	193,133	238,418	52,186
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/05/26	386	44,396	42,603	(341)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel — (continued)
PulteGroup, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,181	$84,487	$91,740	$9,244
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/08/27	443	16,799	18,960	2,749
					5,970	368,557	422,210	65,535
Consumer Services
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/10/28	138	22,431	23,057	1,163
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	777	136,209	142,727	9,821
McDonald's Corp.	USFF +0.250%	Weekly	MS	08/29/24	257	62,447	76,691	19,328
MGM Resorts International	USFF +0.250%	Weekly	MS	01/07/27	3,870	128,942	169,970	43,881
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	578	74,359	80,082	8,036
					5,620	424,388	492,527	82,229
Consumer Staples Distribution & Retail
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,886	85,353	88,642	8,738
Sysco Corp.	USFF +0.250%	Weekly	MS	08/29/24	132	9,282	9,794	1,362
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	618	77,888	97,137	22,265
					2,636	172,523	195,573	32,365
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/07/27	1,115	28,596	35,245	7,886
Chevron Corp.	USFF +0.250%	Weekly	MS	01/07/27	196	27,245	30,841	5,361
ConocoPhillips	USFF +0.250%	Weekly	MS	01/10/28	135	13,846	13,987	529
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,996	74,341	75,799	4,204
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	48	5,328	5,493	303
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/07/27	62	5,106	6,650	2,059
Marathon Petroleum Corp.	USFF +0.250%	Weekly	MS	07/06/26	280	21,361	32,648	13,269
Pioneer Natural Resources Co.	USFF +0.250%	Weekly	MS	07/08/27	157	31,494	32,527	2,888
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/08/27	4	407	469	448
					4,993	207,724	233,659	36,947
Equity Real Estate Investment Trusts (REITs)
Essex Property Trust, Inc.	USFF +0.250%	Weekly	MS	07/08/27	16	3,312	3,749	640
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,330	77,340	79,521	6,940
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	338	19,799	27,341	8,615
					1,684	100,451	110,611	16,195
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/29/24	371	98,648	126,511	30,038
BlackRock, Inc.	USFF +0.250%	Weekly	MS	08/29/24	44	24,234	30,410	9,791
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,358	163,298	187,418	29,917
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	608	103,921	112,656	14,516

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Financial Services — (continued)
FleetCor Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	123	$22,775	$30,883	$8,627
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/10/28	299	8,449	7,986	(77)
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/07/27	393	36,587	44,440	9,705
MarketAxess Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	362	118,170	94,634	(20,507)
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	229	64,164	90,066	28,637
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	08/29/24	4,599	246,043	229,260	(6,649)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	01/07/27	979	67,454	65,329	(631)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	08/29/24	60	6,139	6,721	1,540
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	329	60,820	78,131	19,951
					9,754	1,020,702	1,104,445	124,858
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/29/24	4,156	181,185	188,267	27,922
Campbell Soup Co.	USFF +0.250%	Weekly	MS	07/06/26	6,430	332,136	293,915	(25,670)
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/06/26	2,588	155,762	155,849	5,549
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,305	82,370	77,725	(1,199)
General Mills, Inc.	USFF +0.250%	Weekly	MS	08/29/24	3,925	299,439	301,048	22,433
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/05/26	1,093	275,576	272,922	4,972
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/10/28	3,122	124,207	125,567	4,459
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	1,748	263,718	258,127	2,153
Kellogg Co.	USFF -0.250%	Weekly	MS	01/07/27	4,865	343,014	327,901	228
Keurig Dr Pepper, Inc.	USFF +0.250%	Weekly	MS	07/08/27	8,964	309,426	280,304	(19,184)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	08/29/24	7,372	273,466	261,706	(176)
Lamb Weston Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	136	11,613	15,633	4,372
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	35	2,305	2,304	62
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/10/28	1,732	129,972	126,332	(152)
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/10/28	1	57	57	23
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/06/26	383	69,202	70,939	4,545
Philip Morris International, Inc.	USFF +0.250%	Weekly	MS	08/29/24	401	36,640	39,146	5,797
					49,256	2,890,088	2,797,742	36,134
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	08/29/24	325	32,285	35,432	4,669
AmerisourceBergen Corp.	USFF +0.250%	Weekly	MS	01/07/27	787	128,504	151,442	26,431
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,631	118,691	154,244	40,787

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Centene Corp.	USFF +0.250%	Weekly	MS	01/10/28	1,797	$115,826	$121,208	$7,923
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	365	94,243	102,419	11,909
CVS Health Corp.	USFF +0.250%	Weekly	MS	08/29/24	2,624	204,890	181,397	(16,851)
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,672	119,226	167,986	52,633
DENTSPLY SIRONA, Inc.	USFF +0.250%	Weekly	MS	07/08/27	347	9,863	13,887	4,401
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,409	176,798	195,707	22,821
Humana, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1	447	447	(18)
McKesson Corp.	USFF +0.250%	Weekly	MS	01/05/26	353	117,450	150,840	38,177
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/08/27	751	224,663	226,231	5,791
Zimmer Biomet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	162	21,406	23,587	2,709
					13,224	1,364,292	1,524,827	201,382
Household & Personal Products
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,074	93,930	107,647	16,091
Clorox Co. (The)	USFF +0.250%	Weekly	MS	01/10/28	225	35,692	35,784	2,918
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/10/28	1,949	152,897	150,151	650
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	01/07/27	2,277	282,539	314,363	45,978
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	1,657	221,804	251,433	38,349
					7,182	786,862	859,378	103,986
Insurance
Aon PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	393	122,200	135,664	17,471
Arthur J Gallagher & Co.	USFF +0.250%	Weekly	MS	01/10/28	603	126,515	132,401	8,998
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	01/10/28	1,554	95,524	106,977	13,677
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	1,069	251,869	251,750	6,883
					3,619	596,108	626,792	47,029
Materials
Dow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	83	3,633	4,421	1,063
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/10/28	101	6,873	7,215	634
International Paper Co.	USFF +0.250%	Weekly	MS	07/08/27	137	4,284	4,358	576
Packaging Corp. of America	USFF +0.250%	Weekly	MS	07/08/27	113	13,091	14,934	2,640
Sealed Air Corp.	USFF +0.250%	Weekly	MS	01/10/28	930	41,653	37,200	(3,566)
					1,364	69,534	68,128	1,347

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment
Activision Blizzard, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,938	$222,518	$247,673	$31,601
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/29/24	2,568	222,617	307,390	89,652
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	70	21,656	25,716	4,555
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	5,403	186,573	224,495	45,265
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	11/03/25	53	6,609	6,874	521
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	933	28,825	31,722	3,827
Interpublic Group of Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	4,588	165,009	177,005	17,399
Match Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	195	6,346	8,161	1,975
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	700	76,415	200,886	126,161
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	274	53,939	120,694	68,892
News Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	1,191	18,464	23,225	6,329
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,419	213,557	230,168	24,292
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/07/27	34	3,571	5,003	1,532
					21,366	1,226,099	1,609,012	422,001
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF +0.250%	Weekly	MS	01/10/28	191	26,099	25,733	225
Amgen, Inc.	USFF +0.250%	Weekly	MS	01/10/28	351	80,749	77,929	(470)
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/06/26	2,975	191,924	190,251	7,569
Danaher Corp.	USFF +0.250%	Weekly	MS	08/29/24	138	34,406	33,120	(335)
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/07/27	621	46,408	47,860	2,998
Illumina, Inc.	USFF +0.250%	Weekly	MS	08/29/24	22	6,284	4,125	(2,000)
Johnson & Johnson	USFF +0.250%	Weekly	MS	08/29/24	1,878	299,019	310,847	29,941
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	01/05/26	1,302	129,991	150,238	28,205
Organon & Co.	USFF +0.250%	Weekly	MS	07/08/27	5,647	149,794	117,514	(26,964)
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/05/26	6,757	269,679	247,847	(13,064)
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/10/28	50	37,230	35,927	(530)
					19,932	1,271,583	1,241,391	25,575
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,947	332,492	425,959	102,014
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/08/27	398	230,555	345,237	122,610
KLA Corp.	USFF +0.250%	Weekly	MS	07/08/27	464	171,904	225,049	57,698
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/08/27	690	274,956	443,573	177,646
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/07/27	308	43,583	63,041	21,275

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Qorvo, Inc.	USFF +0.250%	Weekly	MS	01/07/27	479	$43,816	$48,872	$6,035
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	592	65,421	70,472	8,070
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,236	241,741	247,503	12,478
					8,114	1,404,468	1,869,706	507,826
Software & Services
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	194	55,011	94,864	41,075
Akamai Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	562	44,839	50,507	6,954
Cadence Design Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	64	14,703	15,009	649
Gartner, Inc.	USFF +0.250%	Weekly	MS	08/29/24	567	179,456	198,626	23,192
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	08/29/24	13,798	256,347	255,953	7,620
International Business Machines Corp.	USFF +0.250%	Weekly	MS	07/08/27	1,516	193,074	202,856	16,841
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/29/24	2,014	368,243	685,848	341,630
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	08/29/24	17	6,665	8,174	1,768
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	547	87,610	115,559	29,883
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/07/27	712	121,138	160,891	42,526
					19,991	1,327,086	1,788,287	512,138
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/07/27	398	25,608	33,810	9,113
Apple, Inc.	USFF +0.250%	Weekly	MS	08/29/24	2,399	208,129	465,334	269,399
CDW Corp.	USFF +0.250%	Weekly	MS	01/10/28	774	131,955	142,029	13,261
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	08/29/24	6,331	282,322	327,566	66,018
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	558	78,612	81,613	4,751
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/10/28	2,441	38,797	41,009	3,250
HP, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,779	137,356	146,763	14,224
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	473	135,300	138,721	6,753
NetApp, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,051	68,103	80,296	14,412
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	1,315	74,192	81,359	9,723
					20,519	1,180,374	1,538,500	410,904
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,438	170,413	166,486	4,318
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	01/10/28	515	69,534	71,534	3,425
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	07/08/27	6,215	233,205	231,136	9,007
					17,168	473,152	469,156	16,750

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation
American Airlines Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,434	$59,738	$79,546	$21,134
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,666	153,232	157,187	9,993
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	08/29/24	1,891	190,073	229,057	49,947
FedEx Corp.	USFF +0.250%	Weekly	MS	01/10/28	680	160,735	168,572	12,079
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/08/27	389	64,857	69,728	7,363
					9,060	628,635	704,090	100,516

Total Reference Entity — Long						17,334,957	19,766,735	3,092,883
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	07/06/26	(1,041)	$(124,470)	$(106,276)	$15,616
Ford Motor Co.	USFF -0.250%	Weekly	MS	01/10/28	(8,476)	(112,809)	(128,242)	(24,373)
Tesla, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(160)	(42,799)	(41,883)	(281)
					(9,677)	(280,078)	(276,401)	(9,038)
Banks
Comerica, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(173)	(16,862)	(7,328)	8,558
Regions Financial Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,351)	(33,520)	(24,075)	8,062
					(1,524)	(50,382)	(31,403)	16,620
Capital Goods
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(326)	(63,961)	(63,609)	(828)
Cummins, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(148)	(37,419)	(36,284)	652
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,607)	(343,461)	(388,782)	(56,682)
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(786)	(128,646)	(154,410)	(28,774)
Raytheon Technologies Corp.	USFF -0.250%	Weekly	MS	01/07/27	(175)	(18,226)	(17,143)	(80)
Rockwell Automation, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(58)	(17,992)	(19,108)	(1,535)
Stanley Black & Decker Inc.	USFF -0.250%	Weekly	MS	01/10/28	(1,692)	(138,454)	(158,557)	(23,233)
United Rentals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(204)	(90,778)	(90,855)	(2,207)
					(5,996)	(838,937)	(928,748)	(112,687)
Commercial & Professional Services
Ceridian HCM Holding, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(4,014)	(338,388)	(268,818)	63,467

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(808)	$(170,812)	$(190,122)	$(23,608)
Paycom Software, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(645)	(217,030)	(207,200)	5,559
					(5,467)	(726,230)	(666,140)	45,418
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(346)	(65,398)	(24,324)	38,686
CarMax, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(253)	(21,597)	(21,176)	52
Etsy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(582)	(102,642)	(49,243)	51,563
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/07/27	(1,469)	(340,509)	(324,796)	7,073
					(2,650)	(530,146)	(419,539)	97,374
Consumer Durables & Apparel
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,906)	(307,008)	(299,783)	1,690
Newell Brands, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(15,601)	(317,486)	(135,729)	164,930
VF Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,226)	(35,691)	(23,404)	10,927
Whirlpool Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,292)	(174,036)	(192,237)	(23,069)
					(21,025)	(834,221)	(651,153)	154,478
Consumer Services
Caesars Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,481)	(85,744)	(75,487)	8,727
Carnival Corp. (Panama)	USFF -0.250%	Weekly	MS	07/08/27	(2,367)	(21,150)	(44,571)	(25,397)
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(53)	(108,907)	(113,367)	(6,631)
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(204)	(21,834)	(22,316)	(854)
Las Vegas Sands Corp.	USFF -0.250%	Weekly	MS	01/07/27	(1,708)	(86,019)	(99,064)	(14,580)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/08/27	(1,948)	(33,725)	(42,408)	(9,749)
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	01/10/28	(424)	(35,209)	(43,986)	(9,392)
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	01/05/26	(965)	(95,707)	(101,914)	(8,135)
					(9,150)	(488,295)	(543,113)	(66,011)
Consumer Staples Distribution & Retail
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	01/10/28	(210)	(105,603)	(113,060)	(9,347)
Dollar Tree, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(52)	(7,866)	(7,462)	283
Target Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,819)	(289,535)	(239,926)	42,807
					(2,081)	(403,004)	(360,448)	33,743
Energy
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,031)	(77,433)	(69,774)	5,976

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,990)	$(215,799)	$(227,539)	$(18,336)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/08/27	(6,347)	(204,888)	(207,103)	(12,419)
					(12,368)	(498,120)	(504,416)	(24,779)
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(192)	(148,374)	(150,516)	(7,685)
Host Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(3,326)	(57,026)	(55,977)	(604)
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(4,060)	(214,946)	(230,689)	(25,376)
Kimco Realty Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,902)	(53,499)	(57,227)	(5,536)
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/10/28	(326)	(10,533)	(10,924)	(108)
					(10,806)	(484,378)	(505,333)	(39,309)
Financial Services
Capital One Financial Corp.	USFF -0.250%	Weekly	MS	01/10/28	(264)	(28,814)	(28,874)	(718)
Discover Financial Services	USFF -0.250%	Weekly	MS	07/06/26	(248)	(29,763)	(28,979)	(450)
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,455)	(173,906)	(79,588)	87,386
Global Payments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(636)	(107,314)	(62,659)	41,786
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(157)	(101,963)	(73,679)	25,263
Synchrony Financial	USFF -0.250%	Weekly	MS	07/06/26	(1,595)	(79,979)	(54,102)	25,280
					(4,355)	(521,739)	(327,881)	178,547
Health Care Equipment & Services
Align Technology, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(728)	(373,116)	(257,450)	108,292
Becton Dickinson & Co.	USFF -0.250%	Weekly	MS	01/07/27	(257)	(66,297)	(67,851)	(3,543)
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,542)	(199,668)	(198,162)	(2,086)
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(560)	(68,893)	(52,825)	14,843
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(388)	(241,904)	(194,865)	42,551
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(759)	(234,229)	(218,850)	11,161
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(149)	(53,607)	(50,949)	2,092
ResMed, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(703)	(163,638)	(153,605)	6,199
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	01/07/27	(481)	(103,646)	(108,215)	(7,096)
Teleflex, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(170)	(42,035)	(41,145)	136
					(5,737)	(1,547,033)	(1,343,917)	172,549
Household & Personal Products
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/06/26	(994)	(289,535)	(195,202)	86,545

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	07/08/27	(368)	$(49,696)	$(40,127)	$8,005
Lincoln National Corp.	USFF -0.250%	Weekly	MS	07/06/26	(280)	(20,795)	(7,213)	12,472
					(648)	(70,491)	(47,340)	20,477
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(72)	(20,791)	(21,566)	(1,256)
Albemarle Corp.	USFF -0.250%	Weekly	MS	07/08/27	(752)	(167,061)	(167,764)	(4,235)
Avery Dennison Corp.	USFF -0.250%	Weekly	MS	01/10/28	(555)	(94,834)	(95,349)	(2,465)
Ball Corp.	USFF -0.250%	Weekly	MS	11/03/25	(4,033)	(234,093)	(234,761)	(6,096)
Celanese Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,300)	(272,573)	(266,340)	(452)
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,025)	(231,679)	(230,632)	(3,711)
FMC Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,222)	(137,718)	(127,503)	7,039
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,939)	(223,607)	(197,560)	21,281
Newmont Corp.	USFF -0.250%	Weekly	MS	01/10/28	(3,055)	(132,154)	(130,326)	5,006
PPG Industries, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(889)	(119,949)	(131,839)	(14,796)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/07/27	(828)	(198,998)	(219,851)	(25,286)
Westrock Co.	USFF -0.250%	Weekly	MS	01/10/28	(8,316)	(274,176)	(241,746)	24,386
					(30,986)	(2,107,633)	(2,065,237)	(585)
Media & Entertainment
Paramount Global, Class B	USFF -0.670%	Weekly	MS	01/10/28	(1,401)	(29,380)	(22,290)	6,352
Walt Disney Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(343)	(37,281)	(30,623)	6,005
					(1,744)	(66,661)	(52,913)	12,357
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(779)	(105,960)	(93,675)	9,887
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	07/06/26	(255)	(162,036)	(96,676)	62,450
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(3,407)	(359,854)	(278,113)	74,221
Catalent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(8,119)	(515,451)	(352,040)	154,103
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(756)	(201,035)	(158,949)	38,399
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/10/28	(56)	(25,729)	(26,263)	(1,102)
IQVIA Holdings, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(243)	(64,230)	(54,619)	8,470
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(35)	(52,094)	(45,907)	5,265
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(183)	(26,409)	(21,739)	4,211
Thermo Fisher Scientific, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(452)	(249,747)	(235,831)	9,255
Waters Corp.	USFF -0.250%	Weekly	MS	07/08/27	(402)	(135,767)	(107,149)	26,182

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(208)	$(79,701)	$(79,554)	$(1,397)
Zoetis, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(177)	(31,234)	(30,481)	209
					(15,072)	(2,009,247)	(1,580,996)	390,153
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(2,153)	(161,565)	(173,769)	(15,128)
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,061)	(87,090)	(94,429)	(10,753)
					(3,214)	(248,655)	(268,198)	(25,881)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(3,068)	(360,743)	(349,476)	1,468
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(975)	(190,153)	(163,293)	23,434
First Solar, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,184)	(228,680)	(225,067)	(504)
Intel Corp.	USFF -0.250%	Weekly	MS	07/08/27	(10,077)	(307,525)	(336,975)	(36,075)
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(518)	(251,557)	(279,839)	(35,471)
NVIDIA Corp.	USFF -0.250%	Weekly	MS	01/07/27	(811)	(263,859)	(343,069)	(92,462)
ON Semiconductor Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,268)	(183,996)	(214,507)	(33,820)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,285)	(215,910)	(254,389)	(42,598)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(943)	(157,165)	(169,759)	(16,337)
					(22,129)	(2,159,588)	(2,336,374)	(232,365)
Software & Services
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(2,688)	(184,006)	(203,186)	(23,728)
Intuit, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(340)	(165,517)	(155,785)	6,260
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(570)	(138,486)	(145,641)	(10,163)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(315)	(46,653)	(44,824)	1,256
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(621)	(251,460)	(258,628)	(11,698)
					(4,534)	(786,122)	(808,064)	(38,073)
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(775)	(121,904)	(125,596)	(5,877)
Juniper Networks, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,025)	(128,614)	(126,103)	(390)
TE Connectivity Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/10/28	(516)	(65,328)	(72,323)	(10,011)
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(947)	(83,244)	(50,134)	37,321
Western Digital Corp.	USFF -0.250%	Weekly	MS	07/08/27	(8,525)	(340,689)	(323,353)	11,192
					(14,788)	(739,779)	(697,509)	32,235
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(986)	(42,814)	(52,435)	(10,375)

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
JB Hunt Transport Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,289)	$(247,157)	$(233,348)	$7,749
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(448)	(157,149)	(165,648)	(11,554)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/10/28	(1,174)	(36,230)	(42,511)	(7,105)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(476)	(21,576)	(26,118)	(4,911)
					(4,373)	(504,926)	(520,060)	(26,196)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(10,304)	(248,419)	(213,602)	28,794
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(3,180)	(186,125)	(166,886)	13,226
Ameren Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,253)	(107,690)	(102,332)	2,732
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,495)	(226,994)	(210,079)	10,973
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,456)	(243,647)	(207,844)	25,821
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(1,869)	(215,705)	(217,439)	(6,868)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(6,207)	(183,793)	(180,934)	(2,673)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,152)	(70,966)	(67,680)	1,449
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(94)	(8,452)	(8,498)	(176)
Constellation Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(1,052)	(83,939)	(96,311)	(14,010)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(400)	(33,996)	(20,716)	14,007
DTE Energy Co.	USFF -0.250%	Weekly	MS	01/10/28	(993)	(110,251)	(109,250)	(2,526)
Duke Energy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(483)	(45,372)	(43,344)	1,073
Edison International	USFF -0.250%	Weekly	MS	07/08/27	(2,912)	(196,391)	(202,238)	(11,773)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/08/27	(22)	(2,645)	(2,142)	406
Evergy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,236)	(135,793)	(130,627)	1,754
Eversource Energy	USFF -0.250%	Weekly	MS	01/07/27	(2,034)	(163,288)	(144,251)	13,790
Exelon Corp.	USFF -0.250%	Weekly	MS	01/10/28	(5,516)	(229,389)	(224,722)	(633)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/10/28	(4,646)	(183,487)	(180,636)	(1,670)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(2,627)	(205,663)	(194,923)	5,154
NiSource, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(7,846)	(214,232)	(214,588)	(6,462)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(4,673)	(156,287)	(174,723)	(21,244)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	08/29/24	(1,082)	(99,523)	(88,140)	2,973
PPL Corp.	USFF -0.250%	Weekly	MS	01/10/28	(2,746)	(75,508)	(72,659)	880
Sempra Energy	USFF -0.250%	Weekly	MS	07/08/27	(1,093)	(167,817)	(159,130)	4,591
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/10/28	(1,957)	(143,241)	(137,479)	2,098
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(1,852)	(170,781)	(163,420)	3,164
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(1,599)	(108,722)	(99,410)	6,613
					(73,779)	(4,018,116)	(3,834,003)	71,463

Total Reference Entity — Short						(20,203,316)	(18,964,388)	737,035
Net Value of Reference Entity						$(2,868,359)	$802,347	$3,829,918

GOTHAM DEFENSIVE LONG 500 FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
Total Return Swaps (concluded)

*	Includes $159,212 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $3,829,918, which are considered Level 2 as of and for the period ended June 30, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 98.7%
Gotham 1000 Value ETF	290,500	$ 5,763,520
Gotham Defensive Long 500 Fund	138,718	2,015,572
Gotham Enhanced S&P 500 Index Fund	214,852	3,272,188
Gotham Hedged Core Fund	280,210	3,020,663
Gotham Large Value Fund	267,644	3,738,988
Gotham Neutral Fund*	172,821	1,939,056
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $19,235,876)		19,749,987
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		256,142
NET ASSETS - 100.0%		$20,006,129

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.
ETF	Exchange-Traded Fund
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 139.3%
COMMON STOCKS — 139.3%
Automobiles & Components — 1.0%
General Motors Co.†	900	$ 34,704
Banks — 1.7%
Bank of America Corp.	380	10,902
Citizens Financial Group, Inc.	44	1,148
Comerica, Inc.	12	508
Fifth Third Bancorp	61	1,599
Huntington Bancshares, Inc.	13	140
JPMorgan Chase & Co.†	214	31,124
KeyCorp.	85	786
M&T Bank Corp.	7	866
PNC Financial Services Group, Inc. (The)	13	1,637
Truist Financial Corp.	121	3,673
US Bancorp	230	7,599
Zions Bancorp NA	49	1,316
		61,298
Capital Goods — 12.6%
3M Co.†	352	35,232
A. O. Smith Corp.	87	6,332
Allegion PLC (Ireland)	18	2,160
AMETEK, Inc.	51	8,256
Caterpillar, Inc.†	304	74,799
Deere & Co.	37	14,992
Dover Corp.	31	4,577
Eaton Corp. PLC (Ireland)	31	6,234
Fastenal Co.	98	5,781
Fortive Corp.†	100	7,477
General Dynamics Corp.	44	9,467
General Electric Co.†	628	68,986
Honeywell International, Inc.†	61	12,657
Howmet Aerospace, Inc.	125	6,195
Illinois Tool Works, Inc.†	71	17,761
Ingersoll Rand, Inc.	138	9,020
Johnson Controls International PLC (Ireland)†	11	750
Lockheed Martin Corp.†	74	34,068
Masco Corp.	2	115
Northrop Grumman Corp.†	14	6,381
Otis Worldwide Corp.	174	15,488
PACCAR, Inc.	296	24,760
Parker-Hannifin Corp.	67	26,133
Pentair PLC (Ireland)	3	194
Snap-on, Inc.	31	8,934
Textron, Inc.	61	4,125
Trane Technologies PLC (Ireland)†	51	9,754
TransDigm Group, Inc.	12	10,730
WW Grainger, Inc.†	30	23,658
		455,016
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 1.5%
Automatic Data Processing, Inc.†	163	$ 35,826
Copart, Inc.*	62	5,655
Paychex, Inc.	111	12,418
Robert Half International, Inc.	15	1,128
		55,027
Consumer Discretionary Distribution & Retail — 9.2%
Amazon.com, Inc.†*	1,110	144,700
AutoZone, Inc.†*	3	7,480
Bath & Body Works, Inc.	133	4,987
Best Buy Co., Inc.†	128	10,490
CarMax, Inc.*	94	7,868
eBay, Inc.†	349	15,597
Genuine Parts Co.	88	14,892
O'Reilly Automotive, Inc.†*	36	34,391
Ross Stores, Inc.†	195	21,865
TJX Cos., Inc. (The)†	662	56,131
Ulta Beauty, Inc.†*	30	14,118
		332,519
Consumer Durables & Apparel — 1.2%
DR Horton, Inc.	54	6,571
Garmin Ltd. (Switzerland)	42	4,380
Hasbro, Inc.	43	2,785
Lennar Corp., Class A	25	3,133
NIKE, Inc., Class B	40	4,415
PulteGroup, Inc.	128	9,943
Ralph Lauren Corp.	14	1,726
Tapestry, Inc.	140	5,992
VF Corp.	155	2,959
		41,904
Consumer Services — 3.9%
Booking Holdings, Inc.†*	6	16,202
Caesars Entertainment, Inc.*	124	6,320
Carnival Corp. (Panama)*	162	3,051
Darden Restaurants, Inc.	68	11,361
Hilton Worldwide Holdings, Inc.	18	2,620
Marriott International, Inc., Class A	149	27,370
McDonald's Corp.†	63	18,800
MGM Resorts International	243	10,673
Starbucks Corp.†	222	21,991
Yum! Brands, Inc.†	162	22,445
		140,833
Consumer Staples Distribution & Retail — 0.6%
Sysco Corp.	111	8,236
Walgreens Boots Alliance, Inc.†	264	7,521
Walmart, Inc.†	30	4,716
		20,473
Energy — 9.6%
APA Corp.†	93	3,178
Baker Hughes Co.	583	18,429

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Chevron Corp.†	349	$ 54,915
ConocoPhillips†	473	49,008
Coterra Energy, Inc.	225	5,692
Devon Energy Corp.	302	14,599
EOG Resources, Inc.†	340	38,910
EQT Corp.	207	8,514
Exxon Mobil Corp.†	626	67,138
Halliburton Co.	509	16,792
Marathon Petroleum Corp.†	315	36,729
Occidental Petroleum Corp.†	44	2,587
ONEOK, Inc.	6	370
Phillips 66†	237	22,605
Pioneer Natural Resources Co.†	2	414
Valero Energy Corp.†	57	6,686
		346,566
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc.	52	5,902
American Tower Corp.†	42	8,146
Boston Properties, Inc.	48	2,764
Camden Property Trust	35	3,810
Crown Castle, Inc.	39	4,444
Essex Property Trust, Inc.	14	3,280
Extra Space Storage, Inc.	5	744
Prologis, Inc.†	64	7,848
Realty Income Corp.†	273	16,323
SBA Communications Corp.	10	2,318
Simon Property Group, Inc.	5	577
Welltower, Inc.†	175	14,156
		70,312
Financial Services — 6.9%
American Express Co.	6	1,045
Ameriprise Financial, Inc.	2	664
Bank of New York Mellon Corp. (The)†	11	490
Berkshire Hathaway, Inc., Class B†*	225	76,725
BlackRock, Inc.†	14	9,676
Capital One Financial Corp.	5	547
Cboe Global Markets, Inc.	9	1,242
Charles Schwab Corp. (The)	17	964
CME Group, Inc.†	31	5,744
Fidelity National Information Services, Inc.†	54	2,954
Fiserv, Inc.*	56	7,064
FleetCor Technologies, Inc.*	47	11,801
Franklin Resources, Inc.†	292	7,799
Goldman Sachs Group, Inc. (The)	5	1,613
Intercontinental Exchange, Inc.†	50	5,654
Invesco Ltd. (Bermuda)	5	84
Jack Henry & Associates, Inc.	1	167
Mastercard, Inc., Class A†	86	33,824
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Morgan Stanley	21	$ 1,793
Nasdaq, Inc.†	290	14,456
Northern Trust Corp.	3	222
PayPal Holdings, Inc.†*	131	8,742
S&P Global, Inc.	2	802
State Street Corp.	4	293
T Rowe Price Group, Inc.†	85	9,522
Visa, Inc., Class A†	186	44,171
		248,058
Food, Beverage & Tobacco — 7.4%
Altria Group, Inc.†	993	44,983
Archer-Daniels-Midland Co.†	309	23,348
Bunge Ltd. (Bermuda)†	2	189
Campbell Soup Co.	182	8,319
Coca-Cola Co. (The)	253	15,236
Conagra Brands, Inc.	7	236
General Mills, Inc.†	180	13,806
Hershey Co. (The)	96	23,971
J M Smucker Co. (The)	60	8,860
Kellogg Co.	201	13,547
Keurig Dr Pepper, Inc.†	809	25,298
Kraft Heinz Co. (The)†	712	25,276
Molson Coors Beverage Co., Class B	2	132
Mondelez International, Inc., Class A	483	35,230
Philip Morris International, Inc.†	305	29,774
		268,205
Health Care Equipment & Services — 7.1%
AmerisourceBergen Corp.†	117	22,514
Baxter International, Inc.	106	4,829
Cardinal Health, Inc.	166	15,699
Centene Corp.†*	320	21,584
Cigna Group (The)†	178	49,947
Cooper Cos., Inc. (The)	2	767
CVS Health Corp.†	755	52,193
DaVita, Inc.†*	56	5,626
DENTSPLY SIRONA, Inc.	118	4,722
GE HealthCare Technologies, Inc.†	267	21,691
HCA Healthcare, Inc.†	92	27,920
Henry Schein, Inc.*	25	2,028
McKesson Corp.†	23	9,828
Molina Healthcare, Inc.*	34	10,242
Zimmer Biomet Holdings, Inc.	46	6,698
		256,288
Household & Personal Products — 2.3%
Church & Dwight Co., Inc.	2	200
Colgate-Palmolive Co.	124	9,553

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.†	195	$ 26,922
Procter & Gamble Co. (The)†	312	47,343
		84,018
Insurance — 2.8%
Aflac, Inc.	76	5,305
Aon PLC, Class A (Ireland)†	29	10,011
Arch Capital Group Ltd. (Bermuda)†*	217	16,242
Arthur J Gallagher & Co.†	122	26,787
Assurant, Inc.	11	1,383
Brown & Brown, Inc.	164	11,290
Chubb Ltd. (Switzerland)	7	1,348
Cincinnati Financial Corp.	46	4,477
Everest Re Group Ltd. (Bermuda)	8	2,735
Loews Corp.	41	2,435
Marsh & McLennan Cos., Inc.	6	1,128
MetLife, Inc.	66	3,731
Progressive Corp. (The)	5	662
Willis Towers Watson PLC (Ireland)†	63	14,836
		102,370
Materials — 2.9%
Amcor PLC (Jersey)	325	3,244
CF Industries Holdings, Inc.	111	7,706
Dow, Inc.†	270	14,380
DuPont de Nemours, Inc.†	267	19,074
International Paper Co.†	224	7,125
Mosaic Co. (The)	192	6,720
Nucor Corp.†	168	27,549
Packaging Corp. of America	27	3,568
Sealed Air Corp.	91	3,640
Steel Dynamics, Inc.	105	11,438
		104,444
Media & Entertainment — 12.6%
Activision Blizzard, Inc.†*	449	37,851
Alphabet, Inc., Class A†*	1,262	151,062
Charter Communications, Inc., Class A†*	85	31,226
Comcast Corp., Class A†	2,235	92,864
Electronic Arts, Inc.	25	3,242
Fox Corp., Class A	296	10,064
Interpublic Group of Cos., Inc. (The)	246	9,491
Match Group, Inc.*	85	3,557
Meta Platforms, Inc., Class A†*	277	79,493
Netflix, Inc.†*	40	17,620
News Corp., Class A	127	2,477
Omnicom Group, Inc.†	128	12,179
Take-Two Interactive Software, Inc.*	16	2,355
Warner Bros Discovery, Inc.*	218	2,734
		456,215
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 10.7%
AbbVie, Inc.†	145	$ 19,536
Amgen, Inc.†	158	35,079
Biogen, Inc.†*	84	23,927
Bristol-Myers Squibb Co.	27	1,727
Danaher Corp.†	66	15,840
Gilead Sciences, Inc.†	712	54,874
Illumina, Inc.*	15	2,812
Incyte Corp.*	20	1,245
Johnson & Johnson†	384	63,560
Merck & Co., Inc.†	436	50,310
Moderna, Inc.†*	81	9,841
Organon & Co.	159	3,309
Pfizer, Inc.†	1,446	53,039
Regeneron Pharmaceuticals, Inc.†*	68	48,861
Revvity, Inc.	28	3,326
		387,286
Semiconductors & Semiconductor Equipment — 10.5%
Applied Materials, Inc.†	486	70,246
Broadcom, Inc.†	173	150,065
KLA Corp.†	77	37,347
Lam Research Corp.†	85	54,643
Microchip Technology, Inc.†	167	14,962
Micron Technology, Inc.†	98	6,185
NXP Semiconductors NV (Netherlands)†	91	18,626
ON Semiconductor Corp.†*	56	5,296
QUALCOMM, Inc.†	88	10,476
Skyworks Solutions, Inc.	92	10,182
SolarEdge Technologies, Inc.*	5	1,345
		379,373
Software & Services — 12.5%
Accenture PLC, Class A (Ireland)	19	5,863
Adobe, Inc.†*	44	21,516
ANSYS, Inc.*	8	2,642
Autodesk, Inc.*	20	4,092
Cadence Design Systems, Inc.*	25	5,863
Cognizant Technology Solutions Corp., Class A	46	3,003
DXC Technology Co.*	65	1,737
EPAM Systems, Inc.*	5	1,124
Gartner, Inc.*	46	16,114
Gen Digital, Inc.	371	6,882
International Business Machines Corp.†	326	43,622
Microsoft Corp.†	809	275,497
Roper Technologies, Inc.	10	4,808
Salesforce, Inc.†*	170	35,914
ServiceNow, Inc.†*	19	10,677

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Synopsys, Inc.*	14	$ 6,096
VeriSign, Inc.*	23	5,197
		450,647
Technology Hardware & Equipment — 13.9%
Amphenol Corp., Class A†	72	6,116
Apple, Inc.†	1,492	289,403
CDW Corp.	77	14,130
Cisco Systems, Inc.†	2,193	113,466
F5, Inc.*	18	2,633
Hewlett Packard Enterprise Co.	752	12,634
HP, Inc.†	607	18,641
Motorola Solutions, Inc.†	97	28,448
NetApp, Inc.†	51	3,896
Seagate Technology Holdings PLC (Ireland)	62	3,836
Teledyne Technologies, Inc.*	10	4,111
Trimble, Inc.*	25	1,324
Zebra Technologies Corp., Class A†*	15	4,437
		503,075
Telecommunication Services — 3.5%
AT&T, Inc.†	4,060	64,757
Verizon Communications, Inc.†	1,695	63,037
		127,794
Transportation — 2.8%
American Airlines Group, Inc.*	377	6,763
CH Robinson Worldwide, Inc.	67	6,321
CSX Corp.†	243	8,286
Expeditors International of Washington, Inc.†	97	11,750
FedEx Corp.	143	35,450
Norfolk Southern Corp.†	50	11,338
United Parcel Service, Inc., Class B†	119	21,331
		101,239
Utilities — 0.1%
PG&E Corp.*	179	3,093
TOTAL COMMON STOCKS (Cost $4,215,251)		5,030,757

TOTAL LONG POSITIONS - 139.3% (Cost $4,215,251)		5,030,757
SHORT POSITIONS — (40.8)%
COMMON STOCKS — (40.8)%
Automobiles & Components — (0.4)%
Aptiv PLC (Jersey)*	(6)	(613)
BorgWarner, Inc.	(46)	(2,250)
Ford Motor Co.	(765)	(11,574)
		(14,437)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Banks — (0.3)%
Citigroup, Inc.	(67)	$ (3,085)
Regions Financial Corp.	(87)	(1,550)
Wells Fargo & Co.	(159)	(6,786)
		(11,421)
Capital Goods — (2.6)%
Axon Enterprise, Inc.*	(15)	(2,927)
Boeing Co. (The)*	(10)	(2,112)
Carrier Global Corp.	(120)	(5,965)
Cummins, Inc.	(30)	(7,355)
Generac Holdings, Inc.*	(14)	(2,088)
Huntington Ingalls Industries, Inc.	(8)	(1,821)
L3Harris Technologies, Inc.	(39)	(7,635)
Nordson Corp.	(12)	(2,978)
Quanta Services, Inc.	(30)	(5,893)
Raytheon Technologies Corp.	(320)	(31,347)
Rockwell Automation, Inc.	(19)	(6,260)
Stanley Black & Decker, Inc.	(30)	(2,811)
United Rentals, Inc.	(14)	(6,235)
Westinghouse Air Brake Technologies Corp.	(36)	(3,948)
Xylem, Inc.	(35)	(3,942)
		(93,317)
Commercial & Professional Services — (1.4)%
Broadridge Financial Solutions, Inc.	(7)	(1,159)
Ceridian HCM Holding, Inc.*	(33)	(2,210)
Equifax, Inc.	(25)	(5,883)
Jacobs Solutions, Inc.	(26)	(3,091)
Leidos Holdings, Inc.	(27)	(2,389)
Paycom Software, Inc.	(12)	(3,855)
Republic Services, Inc.	(65)	(9,956)
Rollins, Inc.	(123)	(5,268)
Verisk Analytics, Inc.	(5)	(1,130)
Waste Management, Inc.	(83)	(14,394)
		(49,335)
Consumer Discretionary Distribution & Retail — (0.4)%
Advance Auto Parts, Inc.	(12)	(844)
Etsy, Inc.*	(20)	(1,692)
LKQ Corp.	(51)	(2,972)
Pool Corp.	(7)	(2,622)
Tractor Supply Co.	(24)	(5,306)
		(13,436)
Consumer Durables & Apparel — (0.3)%
Mohawk Industries, Inc.*	(12)	(1,238)
Newell Brands, Inc.	(89)	(774)
NVR, Inc.*	(1)	(6,350)
Whirlpool Corp.	(11)	(1,637)
		(9,999)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (0.7)%
Chipotle Mexican Grill, Inc.*	(3)	$ (6,417)
Domino's Pizza, Inc.	(8)	(2,696)
Expedia Group, Inc.*	(29)	(3,172)
Las Vegas Sands Corp.*	(159)	(9,222)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(85)	(1,851)
Royal Caribbean Cruises Ltd. (Liberia)*	(10)	(1,037)
Wynn Resorts Ltd.	(22)	(2,323)
		(26,718)
Consumer Staples Distribution & Retail — (1.8)%
Costco Wholesale Corp.	(60)	(32,303)
Dollar General Corp.	(49)	(8,319)
Dollar Tree, Inc.*	(48)	(6,888)
Kroger Co. (The)	(90)	(4,230)
Target Corp.	(98)	(12,926)
		(64,666)
Energy — (1.4)%
Diamondback Energy, Inc.	(36)	(4,729)
Hess Corp.	(62)	(8,429)
Kinder Morgan, Inc.	(409)	(7,043)
Marathon Oil Corp.	(126)	(2,900)
Schlumberger NV (Curacao)	(286)	(14,048)
Targa Resources Corp.	(49)	(3,729)
Williams Cos., Inc. (The)	(263)	(8,582)
		(49,460)
Equity Real Estate Investment Trusts (REITs) — (2.1)%
AvalonBay Communities, Inc.	(12)	(2,271)
Digital Realty Trust, Inc.	(58)	(6,604)
Equinix, Inc.	(22)	(17,247)
Federal Realty Investment Trust	(17)	(1,645)
Healthpeak Properties, Inc.	(108)	(2,171)
Host Hotels & Resorts, Inc.	(161)	(2,710)
Invitation Homes, Inc.	(124)	(4,266)
Iron Mountain, Inc.	(63)	(3,580)
Kimco Realty Corp.	(124)	(2,445)
Mid-America Apartment Communities, Inc.	(24)	(3,645)
Public Storage	(35)	(10,216)
Regency Centers Corp.	(35)	(2,162)
UDR, Inc.	(65)	(2,792)
Ventas, Inc.	(81)	(3,829)
VICI Properties, Inc.	(199)	(6,254)
Weyerhaeuser Co.	(146)	(4,892)
		(76,729)
Financial Services — (0.9)%
Discover Financial Services	(50)	(5,843)
Global Payments, Inc.	(49)	(4,827)
Moody's Corp.	(33)	(11,475)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Financial Services — (Continued)
MSCI, Inc.	(18)	$ (8,447)
Synchrony Financial	(80)	(2,714)
		(33,306)
Food, Beverage & Tobacco — (1.5)%
Brown-Forman Corp., Class B	(105)	(7,012)
Constellation Brands, Inc., Class A	(38)	(9,353)
Hormel Foods Corp.	(119)	(4,786)
Lamb Weston Holdings, Inc.	(30)	(3,448)
McCormick & Co., Inc., non-voting shares	(55)	(4,798)
Monster Beverage Corp.*	(211)	(12,120)
PepsiCo, Inc.	(45)	(8,335)
Tyson Foods, Inc., Class A	(70)	(3,573)
		(53,425)
Health Care Equipment & Services — (4.6)%
Abbott Laboratories	(162)	(17,661)
Align Technology, Inc.*	(18)	(6,366)
Becton Dickinson & Co.	(63)	(16,633)
Boston Scientific Corp.*	(291)	(15,740)
Dexcom, Inc.*	(85)	(10,923)
Edwards Lifesciences Corp.*	(122)	(11,508)
Elevance Health, Inc.	(21)	(9,330)
Hologic, Inc.*	(36)	(2,915)
Humana, Inc.	(12)	(5,366)
IDEXX Laboratories, Inc.*	(18)	(9,040)
Insulet Corp.*	(14)	(4,037)
Intuitive Surgical, Inc.*	(36)	(12,310)
Laboratory Corp. of America Holdings	(18)	(4,344)
Medtronic PLC (Ireland)	(195)	(17,179)
Quest Diagnostics, Inc.	(23)	(3,233)
ResMed, Inc.	(32)	(6,992)
STERIS PLC (Ireland)	(22)	(4,950)
Stryker Corp.	(14)	(4,271)
Teleflex, Inc.	(9)	(2,178)
Universal Health Services, Inc., Class B	(14)	(2,209)
		(167,185)
Household & Personal Products — (0.5)%
Clorox Co. (The)	(27)	(4,294)
Estee Lauder Cos., Inc. (The), Class A	(78)	(15,318)
		(19,612)
Insurance — (0.9)%
Allstate Corp. (The)	(59)	(6,433)
American International Group, Inc.	(152)	(8,746)
Globe Life, Inc.	(19)	(2,083)
Hartford Financial Services Group, Inc. (The)	(71)	(5,113)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Lincoln National Corp.	(2)	$ (52)
Principal Financial Group, Inc.	(49)	(3,716)
Prudential Financial, Inc.	(25)	(2,206)
Travelers Cos., Inc. (The)	(14)	(2,431)
W R Berkley Corp.	(53)	(3,157)
		(33,937)
Materials — (3.4)%
Air Products and Chemicals, Inc.	(44)	(13,179)
Albemarle Corp.	(23)	(5,131)
Avery Dennison Corp.	(17)	(2,921)
Ball Corp.	(64)	(3,725)
Celanese Corp.	(21)	(2,432)
Corteva, Inc.	(153)	(8,767)
Eastman Chemical Co.	(11)	(921)
Ecolab, Inc.	(49)	(9,148)
FMC Corp.	(24)	(2,504)
Freeport-McMoRan, Inc.	(284)	(11,360)
International Flavors & Fragrances, Inc.	(52)	(4,139)
Linde PLC (Ireland)	(42)	(16,005)
LyondellBasell Industries NV, Class A (Netherlands)	(64)	(5,877)
Martin Marietta Materials, Inc.	(13)	(6,002)
Newmont Corp.	(160)	(6,826)
PPG Industries, Inc.	(47)	(6,970)
Sherwin-Williams Co. (The)	(52)	(13,807)
Vulcan Materials Co.	(10)	(2,254)
Westrock Co.	(51)	(1,483)
		(123,451)
Media & Entertainment — (0.9)%
Live Nation Entertainment, Inc.*	(47)	(4,282)
Paramount Global, Class B	(129)	(2,053)
Walt Disney Co. (The)*	(279)	(24,909)
		(31,244)
Pharmaceuticals, Biotechnology & Life Sciences — (4.0)%
Agilent Technologies, Inc.	(65)	(7,816)
Bio-Rad Laboratories, Inc., Class A*	(7)	(2,654)
Bio-Techne Corp.	(36)	(2,939)
Catalent, Inc.*	(39)	(1,691)
Charles River Laboratories International, Inc.*	(11)	(2,313)
Eli Lilly & Co.	(79)	(37,049)
IQVIA Holdings, Inc.*	(51)	(11,463)
Mettler-Toledo International, Inc.*	(5)	(6,558)
Thermo Fisher Scientific, Inc.	(60)	(31,305)
Vertex Pharmaceuticals, Inc.*	(35)	(12,317)
Viatris, Inc.	(238)	(2,375)
Waters Corp.*	(13)	(3,465)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
West Pharmaceutical Services, Inc.	(15)	$ (5,737)
Zoetis, Inc.	(93)	(16,016)
		(143,698)
Real Estate Management & Development — (0.3)%
CBRE Group, Inc., Class A*	(60)	(4,843)
CoStar Group, Inc.*	(88)	(7,832)
		(12,675)
Semiconductors & Semiconductor Equipment — (3.4)%
Advanced Micro Devices, Inc.*	(245)	(27,908)
Analog Devices, Inc.	(21)	(4,091)
Enphase Energy, Inc.*	(27)	(4,522)
First Solar, Inc.*	(22)	(4,182)
Intel Corp.	(886)	(29,628)
Monolithic Power Systems, Inc.	(9)	(4,862)
NVIDIA Corp.	(23)	(9,729)
Qorvo, Inc.*	(4)	(408)
Teradyne, Inc.	(30)	(3,340)
Texas Instruments, Inc.	(182)	(32,764)
		(121,434)
Software & Services — (1.5)%
Akamai Technologies, Inc.*	(30)	(2,696)
Fortinet, Inc.*	(170)	(12,850)
Intuit, Inc.	(23)	(10,538)
Oracle Corp.	(16)	(1,905)
Palo Alto Networks, Inc.*	(68)	(17,375)
PTC, Inc.*	(26)	(3,700)
Tyler Technologies, Inc.*	(10)	(4,165)
		(53,229)
Technology Hardware & Equipment — (0.9)%
Arista Networks, Inc.*	(61)	(9,886)
Corning, Inc.	(165)	(5,782)
Juniper Networks, Inc.	(69)	(2,162)
Keysight Technologies, Inc.*	(19)	(3,181)
TE Connectivity Ltd. (Switzerland)	(63)	(8,830)
Western Digital Corp.*	(63)	(2,389)
		(32,230)
Telecommunication Services — (0.2)%
T-Mobile US, Inc.*	(60)	(8,334)
Transportation — (0.8)%
Alaska Air Group, Inc.*	(27)	(1,436)
Delta Air Lines, Inc.*	(140)	(6,656)
JB Hunt Transport Services, Inc.	(23)	(4,164)
Old Dominion Freight Line, Inc.	(22)	(8,134)
Southwest Airlines Co.	(129)	(4,671)
United Airlines Holdings, Inc.*	(67)	(3,676)
		(28,737)

GOTHAM ENHANCED 500 PLUS FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (5.6)%
AES Corp. (The)	(134)	$ (2,778)
Alliant Energy Corp.	(61)	(3,201)
Ameren Corp.	(62)	(5,064)
American Electric Power Co., Inc.	(124)	(10,441)
American Water Works Co., Inc.	(41)	(5,853)
Atmos Energy Corp.	(30)	(3,490)
CenterPoint Energy, Inc.	(137)	(3,994)
CMS Energy Corp.	(70)	(4,113)
Consolidated Edison, Inc.	(67)	(6,057)
Constellation Energy Corp.	(64)	(5,859)
Dominion Energy, Inc.	(179)	(9,270)
DTE Energy Co.	(41)	(4,511)
Duke Energy Corp.	(168)	(15,076)
Edison International	(90)	(6,250)
Entergy Corp.	(50)	(4,868)
Evergy, Inc.	(51)	(2,979)
Eversource Energy	(82)	(5,815)
Exelon Corp.	(197)	(8,026)
FirstEnergy Corp.	(136)	(5,288)
NextEra Energy, Inc.	(411)	(30,496)
NiSource, Inc.	(94)	(2,571)
NRG Energy, Inc.	(46)	(1,720)
Pinnacle West Capital Corp.	(26)	(2,118)
PPL Corp.	(158)	(4,181)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
Public Service Enterprise Group, Inc.	(107)	$ (6,699)
Sempra Energy	(68)	(9,900)
Southern Co. (The)	(220)	(15,455)
WEC Energy Group, Inc.	(79)	(6,971)
Xcel Energy, Inc.	(133)	(8,269)
		(201,313)
TOTAL COMMON STOCKS (Proceeds $1,374,188)		(1,473,328)

TOTAL SHORT POSITIONS - (40.8)% (Proceeds $1,374,188)		(1,473,328)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		53,701
NET ASSETS - 100.0%		$3,611,130

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 87.4%
Automobiles & Components — 0.2%
Visteon Corp.(a)*	220	$ 31,594
Capital Goods — 20.8%
A. O. Smith Corp.(a)	317	23,071
Acuity Brands, Inc.	92	15,003
API Group Corp.(a)*	4,028	109,803
Array Technologies, Inc.(a)*	10,563	238,724
Boeing Co. (The)(a)*	1,733	365,940
Comfort Systems USA, Inc.(a)	1,759	288,828
Core & Main, Inc., Class A(a)*	1,566	49,078
Curtiss-Wright Corp.(a)	371	68,138
Donaldson Co., Inc.(a)	602	37,631
EnerSys(a)	1,055	114,489
Flowserve Corp.(a)	1,780	66,127
Fortune Brands Innovations, Inc.(a)	4,321	310,896
Franklin Electric Co., Inc.	224	23,050
Gates Industrial Corp. PLC (United Kingdom)*	4,022	54,217
General Electric Co.(a)	3,675	403,699
Lockheed Martin Corp.(a)	69	31,766
Masco Corp.(a)	355	20,370
MSC Industrial Direct Co., Inc., Class A(a)	1,508	143,682
Mueller Industries, Inc.(a)	1,428	124,636
RBC Bearings, Inc.(a)*	264	57,412
Shoals Technologies Group, Inc., Class A(a)*	10,023	256,188
SPX Technologies, Inc.(a)*	628	53,361
Terex Corp.(a)	272	16,274
UFP Industries, Inc.(a)	1,240	120,342
Univar Solutions, Inc.(a)*	3,570	127,949
Valmont Industries, Inc.(a)	780	227,019
Watts Water Technologies, Inc., Class A(a)	680	124,936
WillScot Mobile Mini Holdings Corp.(a)*	7,457	356,370
		3,828,999
Commercial & Professional Services — 1.1%
Concentrix Corp.(a)	1,288	104,006
Insperity, Inc.(a)	639	76,016
Maximus, Inc.(a)	389	32,874
		212,896
Consumer Discretionary Distribution & Retail — 0.7%
Five Below, Inc.*	55	10,810
Gap, Inc. (The)	82	732
Valvoline, Inc.(a)	2,287	85,785
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Wayfair, Inc., Class A*	250	$ 16,253
Williams-Sonoma, Inc.	132	16,518
		130,098
Consumer Durables & Apparel — 1.8%
Capri Holdings Ltd. (British Virgin Islands)*	614	22,036
Garmin Ltd. (Switzerland)	339	35,354
Leggett & Platt, Inc.	679	20,112
Lululemon Athletica, Inc.(a)*	267	101,060
Polaris, Inc.(a)	312	37,730
Ralph Lauren Corp.	183	22,564
Tapestry, Inc.(a)	2,002	85,686
		324,542
Consumer Services — 4.2%
ADT, Inc.	1,490	8,985
Caesars Entertainment, Inc.(a)*	4,375	222,994
Hyatt Hotels Corp., Class A(a)	580	66,456
Life Time Group Holdings, Inc.*	56	1,102
Marriott International, Inc., Class A(a)	883	162,198
MGM Resorts International	524	23,014
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	1,177	25,623
Royal Caribbean Cruises Ltd. (Liberia)*	2,306	239,225
Wendy's Co. (The)	1,279	27,818
		777,415
Consumer Staples Distribution & Retail — 0.4%
Kroger Co. (The)(a)	1,417	66,599
Energy — 14.7%
Baker Hughes Co.(a)	4,183	132,224
Canadian Natural Resources Ltd. (Canada)	629	35,387
ChampionX Corp.(a)	3,850	119,504
Cheniere Energy, Inc.	738	112,442
Chesapeake Energy Corp.(a)	3,207	268,362
Chevron Corp.(a)	2,159	339,719
Civitas Resources, Inc.(a)	2,367	164,199
ConocoPhillips	46	4,766
Coterra Energy, Inc.(a)	6,843	173,128
Enbridge, Inc. (Canada)	3,285	122,038
Enerplus Corp. (Canada)	859	12,430
EOG Resources, Inc.(a)	3,542	405,346
Exxon Mobil Corp.(a)	3,100	332,475
Kinder Morgan, Inc.(a)	3,042	52,383
Murphy Oil Corp.(a)	4,426	169,516

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Occidental Petroleum Corp.	415	$ 24,402
ONEOK, Inc.(a)	3,637	224,476
TC Energy Corp. (Canada)	83	3,354
Valaris Ltd. (Bermuda)*	154	9,691
		2,705,842
Food, Beverage & Tobacco — 3.0%
Archer-Daniels-Midland Co.(a)	579	43,749
Boston Beer Co., Inc. (The), Class A*	6	1,851
Bunge Ltd. (Bermuda)	255	24,059
Campbell Soup Co.	299	13,667
Coca-Cola Co. (The)	228	13,730
Coca-Cola Consolidated, Inc.	2	1,272
Hershey Co. (The)	96	23,971
Hormel Foods Corp.	423	17,013
Ingredion, Inc.(a)	702	74,377
J M Smucker Co. (The)(a)	591	87,273
Kraft Heinz Co. (The)	669	23,749
Lancaster Colony Corp.(a)	455	91,496
McCormick & Co., Inc., non-voting shares	25	2,181
Monster Beverage Corp.(a)*	2,154	123,726
National Beverage Corp.*	94	4,545
Simply Good Foods Co. (The)*	42	1,537
		548,196
Health Care Equipment & Services — 7.6%
Baxter International, Inc.(a)	1,362	62,053
Cardinal Health, Inc.(a)	3,241	306,501
Centene Corp.(a)*	3,986	268,856
CVS Health Corp.	329	22,744
DaVita, Inc.(a)*	635	63,798
Guardant Health, Inc.*	735	26,313
Haemonetics Corp.(a)*	883	75,179
HealthEquity, Inc.(a)*	590	37,253
Humana, Inc.(a)	401	179,299
Lantheus Holdings, Inc.(a)*	3,075	258,054
Molina Healthcare, Inc.(a)*	351	105,735
		1,405,785
Household & Personal Products — 1.9%
Clorox Co. (The)(a)	1,269	201,822
Colgate-Palmolive Co.	232	17,873
Kimberly-Clark Corp.(a)	791	109,205
Procter & Gamble Co. (The)	139	21,092
Reynolds Consumer Products, Inc.	255	7,204
		357,196
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 12.5%
Alamos Gold, Inc., Class A (Canada)	7,599	$ 90,580
Commercial Metals Co.(a)	4,296	226,227
Franco-Nevada Corp. (Canada)	119	16,969
Graphic Packaging Holding Co.(a)	3,631	87,253
Huntsman Corp.(a)	6,100	164,822
Kinross Gold Corp. (Canada)	47,213	225,206
Livent Corp.(a)*	6,093	167,131
Mosaic Co. (The)	123	4,305
NewMarket Corp.(a)	156	62,731
Olin Corp.(a)	651	33,455
Quaker Chemical Corp.(a)	430	83,807
Scotts Miracle-Gro Co. (The)(a)	3,608	226,185
Southern Copper Corp.	198	14,205
Steel Dynamics, Inc.(a)	2,753	299,884
Vulcan Materials Co.(a)	616	138,871
Westlake Corp.(a)	2,383	284,697
Wheaton Precious Metals Corp. (Canada)	4,266	184,377
		2,310,705
Media & Entertainment — 1.0%
Madison Square Garden Sports Corp.(a)	582	109,445
Nexstar Media Group, Inc.(a)	408	67,952
		177,397
Pharmaceuticals, Biotechnology & Life Sciences — 4.0%
Avantor, Inc.(a)*	3,065	62,955
Biogen, Inc.(a)*	468	133,310
Horizon Therapeutics PLC (Ireland)*	584	60,064
Jazz Pharmaceuticals PLC (Ireland)*	1,298	160,913
Pfizer, Inc.(a)	1,889	69,289
Repligen Corp.(a)*	316	44,701
Revvity, Inc.(a)	1,300	154,427
TG Therapeutics, Inc.(a)*	1,914	47,544
		733,203
Semiconductors & Semiconductor Equipment — 0.4%
Allegro MicroSystems, Inc.(a)*	1,178	53,175
Enphase Energy, Inc.*	84	14,068
		67,243
Software & Services — 3.5%
Amdocs Ltd. (Guernsey)	860	85,011
Appfolio, Inc., Class A*	6	1,033
Asana, Inc., Class A(a)*	2,541	56,004
Blackbaud, Inc.*	127	9,040
CGI, Inc. (Canada)*	38	4,006
Dolby Laboratories, Inc., Class A	257	21,506

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gen Digital, Inc.(a)	1,406	$ 26,081
MongoDB, Inc.(a)*	281	115,488
NCR Corp.(a)*	1,304	32,861
New Relic, Inc.(a)*	198	12,957
Nutanix, Inc., Class A*	324	9,088
Palantir Technologies, Inc., Class A(a)*	2,519	38,616
Palo Alto Networks, Inc.(a)*	65	16,608
Procore Technologies, Inc.*	6	390
Qualys, Inc.*	9	1,163
Samsara, Inc., Class A(a)*	1,174	32,532
Splunk, Inc.(a)*	1,010	107,151
Squarespace, Inc., Class A(a)*	2,643	83,360
		652,895
Technology Hardware & Equipment — 1.8%
Arrow Electronics, Inc.(a)*	442	63,308
Insight Enterprises, Inc.(a)*	1,038	151,901
Motorola Solutions, Inc.(a)	159	46,631
National Instruments Corp.	104	5,970
Super Micro Computer, Inc.(a)*	143	35,643
Teledyne Technologies, Inc.*	27	11,100
Trimble, Inc.(a)*	260	13,764
		328,317
Telecommunication Services — 1.6%
AT&T, Inc.(a)	3,810	60,770
Iridium Communications, Inc.	84	5,218
Verizon Communications, Inc.(a)	6,218	231,247
		297,235
Transportation — 5.0%
American Airlines Group, Inc.(a)*	25,115	450,563
CH Robinson Worldwide, Inc.(a)	3,638	343,245
Expeditors International of Washington, Inc.(a)	1,098	133,001
TFI International, Inc. (Canada)	3	342
		927,151
Utilities — 1.2%
ALLETE, Inc.(a)	760	44,057
Brookfield Renewable Corp., Class A (Canada)	1,241	39,116
National Fuel Gas Co.	258	13,251
PNM Resources, Inc.	37	1,669
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southwest Gas Holdings, Inc.(a)	1,254	$ 79,817
Vistra Corp.(a)	1,382	36,278
		214,188
TOTAL COMMON STOCKS (Cost $15,408,478)		16,097,496
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.6%		2,320,137
NET ASSETS - 100.0%		$18,417,633

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
The following table represents the individual long and short positions and related values of total return swaps, which represents (137.6)% of net assets as of June 30, 2023:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Visteon Corp.	USFF +0.250%	Weekly	MS	08/15/24	56	$8,241	$8,042	$1,232
Capital Goods
Acuity Brands, Inc.	USFF +0.250%	Weekly	MS	08/15/24	10	1,606	1,631	303
API Group Corp.	USFF +0.250%	Weekly	MS	08/15/24	432	9,738	11,776	3,828
Array Technologies, Inc.	USFF +0.250%	Weekly	MS	08/15/24	1,171	27,122	26,465	4,054
Boeing Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	62	12,500	13,092	2,762
Comfort Systems USA, Inc.	USFF +0.250%	Weekly	MS	08/15/24	195	27,716	32,019	9,160
Core & Main, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	173	5,004	5,422	1,286
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	08/15/24	66	3,966	4,126	854
EnerSys	USFF +0.250%	Weekly	MS	08/15/24	118	10,805	12,805	3,909
Flowserve Corp.	USFF +0.250%	Weekly	MS	08/15/24	198	6,851	7,356	1,718
Fortune Brands Innovations, Inc.	USFF +0.250%	Weekly	MS	08/15/24	485	29,590	34,896	10,647
Franklin Electric Co., Inc.	USFF +0.250%	Weekly	MS	08/15/24	26	2,369	2,675	747
Gates Industrial Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	08/15/24	461	6,262	6,214	1,039
General Electric Co.	USFF +0.250%	Weekly	MS	08/15/24	407	40,205	44,709	11,669
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	08/15/24	30	13,814	13,811	2,487
Masco Corp.	USFF +0.250%	Weekly	MS	08/15/24	53	2,598	3,041	1,338
MSC Industrial Direct Co., Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	163	14,533	15,531	3,539
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	08/15/24	152	10,582	13,267	4,765
RBC Bearings, Inc.	USFF +0.250%	Weekly	MS	08/15/24	34	7,212	7,394	1,388
Shoals Technologies Group, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	1,105	25,005	28,244	7,583
SPX Technologies, Inc.	USFF +0.250%	Weekly	MS	08/15/24	70	5,528	5,948	1,379
Terex Corp.	USFF +0.250%	Weekly	MS	08/15/24	93	4,730	5,564	1,755
UFP Industries, Inc.	USFF +0.250%	Weekly	MS	08/15/24	147	11,903	14,266	4,628
Univar Solutions, Inc.	USFF +0.250%	Weekly	MS	08/15/24	394	14,029	14,121	2,529
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	08/15/24	85	26,244	24,739	3,154

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Watts Water Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	75	$12,525	$13,780	$3,491
WillScot Mobile Mini Holdings Corp.	USFF +0.250%	Weekly	MS	08/15/24	824	38,596	39,379	7,483
					7,029	371,033	402,271	97,495
Commercial & Professional Services
Concentrix Corp.	USFF +0.250%	Weekly	MS	08/15/24	140	14,199	11,305	(407)
Insperity, Inc.	USFF +0.250%	Weekly	MS	08/15/24	134	15,035	15,941	3,628
Maximus, Inc.	USFF +0.250%	Weekly	MS	08/15/24	43	3,416	3,634	817
					317	32,650	30,880	4,038
Consumer Discretionary Distribution & Retail
Five Below, Inc.	USFF +0.250%	Weekly	MS	08/15/24	13	2,472	2,555	516
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	08/15/24	9	87	80	8
Valvoline, Inc.	USFF +0.250%	Weekly	MS	08/15/24	252	9,186	9,453	1,861
Wayfair, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	31	1,642	2,015	702
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	08/15/24	44	5,037	5,506	1,343
					349	18,424	19,609	4,430
Consumer Durables & Apparel
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	08/15/24	71	2,575	2,548	419
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	08/15/24	38	3,897	3,963	742
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	08/15/24	70	2,062	2,073	369
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	08/15/24	43	15,539	16,275	3,435
Polaris, Inc.	USFF +0.250%	Weekly	MS	08/15/24	73	7,954	8,828	2,348
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	08/15/24	29	3,146	3,576	1,038
Tapestry, Inc.	USFF +0.250%	Weekly	MS	08/15/24	241	9,453	10,315	2,575
					565	44,626	47,578	10,926
Consumer Services
Caesars Entertainment, Inc.	USFF +0.250%	Weekly	MS	08/15/24	5	226	255	73
Hyatt Hotels Corp., Class A	USFF +0.250%	Weekly	MS	08/15/24	65	7,146	7,448	1,542
Life Time Group Holdings, Inc.	USFF +0.250%	Weekly	MS	08/15/24	11	208	216	45
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	97	16,734	17,818	4,087
MGM Resorts International	USFF +0.250%	Weekly	MS	08/15/24	57	2,380	2,503	536

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	08/15/24	148	$2,785	$3,222	$936
Royal Caribbean Cruises Ltd. (Liberia)	USFF +0.250%	Weekly	MS	08/15/24	262	22,163	27,180	8,849
Wendy's Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	266	5,702	5,785	1,124
					911	57,344	64,427	17,192
Consumer Staples Distribution & Retail
Kroger Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	152	6,984	7,144	1,372
Energy
Baker Hughes Co.	USFF +0.250%	Weekly	MS	08/15/24	161	4,403	5,089	2,688
Canadian Natural Resources Ltd. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	70	3,792	3,938	804
ChampionX Corp.	USFF +0.250%	Weekly	MS	08/15/24	404	10,810	12,540	3,617
Cheniere Energy, Inc.	USFF +0.250%	Weekly	MS	08/15/24	146	21,689	22,245	4,358
Chesapeake Energy Corp.	USFF +0.250%	Weekly	MS	08/15/24	222	17,237	18,577	5,018
Chevron Corp.	USFF +0.250%	Weekly	MS	08/15/24	317	48,681	49,880	9,717
Civitas Resources, Inc.	USFF +0.250%	Weekly	MS	08/15/24	35	2,289	2,428	536
ConocoPhillips	USFF +0.250%	Weekly	MS	08/15/24	6	606	622	120
Coterra Energy, Inc.	USFF +0.250%	Weekly	MS	08/15/24	916	22,161	23,175	5,103
Enbridge, Inc. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	374	14,051	13,894	2,424
Enerplus Corp. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	96	1,553	1,389	112
EOG Resources, Inc.	USFF +0.250%	Weekly	MS	08/15/24	393	44,232	44,975	8,422
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	08/15/24	454	48,246	48,691	9,029
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	08/15/24	336	5,586	5,786	1,169
Murphy Oil Corp.	USFF +0.250%	Weekly	MS	08/15/24	544	19,071	20,835	5,183
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	08/15/24	47	2,654	2,764	570
ONEOK, Inc.	USFF +0.250%	Weekly	MS	08/15/24	405	24,270	24,997	4,876
TC Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	11	443	445	(3,430)
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	08/15/24	18	1,049	1,133	265
					4,955	292,823	303,403	60,581
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	08/15/24	299	21,612	22,592	4,734
Boston Beer Co., Inc. (The), Class A	USFF +0.250%	Weekly	MS	08/15/24	1	319	308	44
Bunge Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	08/15/24	52	4,782	4,906	954

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Campbell Soup Co.	USFF +0.250%	Weekly	MS	08/15/24	60	$3,064	$2,743	$174
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	26	1,565	1,566	272
Hershey Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	11	2,791	2,747	439
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	08/15/24	48	1,938	1,931	328
Ingredion, Inc.	USFF +0.250%	Weekly	MS	08/15/24	81	8,763	8,582	1,398
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	64	9,568	9,451	1,545
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	75	2,639	2,663	480
Lancaster Colony Corp.	USFF +0.250%	Weekly	MS	08/15/24	53	11,010	10,658	1,600
McCormick & Co., Inc.	USFF +0.250%	Weekly	MS	08/15/24	3	267	262	40
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	08/15/24	236	13,809	13,556	2,145
National Beverage Corp.	USFF +0.250%	Weekly	MS	08/15/24	15	717	725	131
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	3	107	110	20
					1,027	82,951	82,800	14,304
Health Care Equipment & Services
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	08/15/24	75	6,039	7,093	5,069
Centene Corp.	USFF +0.250%	Weekly	MS	08/15/24	447	29,170	30,150	6,047
CVS Health Corp.	USFF +0.250%	Weekly	MS	08/15/24	21	1,441	1,452	260
DaVita, Inc.	USFF +0.250%	Weekly	MS	08/15/24	70	6,758	7,033	1,448
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	08/15/24	83	3,047	2,971	453
Haemonetics Corp.	USFF +0.250%	Weekly	MS	08/15/24	98	8,291	8,344	1,492
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	08/15/24	62	3,913	3,915	680
Humana, Inc.	USFF +0.250%	Weekly	MS	08/15/24	44	21,799	19,674	1,700
Lantheus Holdings, Inc.	USFF +0.250%	Weekly	MS	08/15/24	346	32,260	29,036	2,381
Molina Healthcare, Inc.	USFF +0.250%	Weekly	MS	08/15/24	37	10,294	11,146	2,693
					1,283	123,012	120,814	22,223
Household & Personal Products
Clorox Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	141	23,127	22,425	3,315
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	08/15/24	4	301	308	58
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	08/15/24	88	11,880	12,149	2,405
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	20	2,884	3,035	650
Reynolds Consumer Products, Inc.	USFF +0.250%	Weekly	MS	08/15/24	30	828	848	162
					283	39,020	38,765	6,590
Materials
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	08/15/24	1,658	20,507	19,763	2,842

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Commercial Metals Co.	USFF +0.250%	Weekly	MS	08/15/24	200	$9,720	$10,532	$2,570
Franco-Nevada Corp. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	14	1,931	1,996	400
Graphic Packaging Holding Co.	USFF +0.250%	Weekly	MS	08/15/24	544	12,982	13,072	2,382
Huntsman Corp.	USFF +0.250%	Weekly	MS	08/15/24	682	17,249	18,428	4,326
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	5,201	26,068	24,809	3,355
Livent Corp.	USFF +0.250%	Weekly	MS	08/15/24	688	16,473	18,872	5,260
Mosaic Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	12	409	420	81
NewMarket Corp.	USFF +0.250%	Weekly	MS	08/15/24	17	6,725	6,836	1,316
Olin Corp.	USFF +0.250%	Weekly	MS	08/15/24	72	3,476	3,700	847
Quaker Chemical Corp.	USFF +0.250%	Weekly	MS	08/15/24	46	9,253	8,965	1,319
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	08/15/24	400	31,103	25,076	(411)
Southern Copper Corp.	USFF +0.250%	Weekly	MS	08/15/24	22	1,553	1,578	294
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	08/15/24	415	40,953	45,206	11,643
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	08/15/24	77	14,868	17,359	5,461
Westlake Corp.	USFF +0.250%	Weekly	MS	08/15/24	263	29,922	31,421	6,740
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	483	22,423	20,875	2,424
					10,794	265,615	268,908	50,849
Media & Entertainment
Madison Square Garden Sports Corp.	USFF +0.250%	Weekly	MS	08/15/24	63	12,000	11,847	1,895
Nexstar Media Group, Inc.	USFF +0.250%	Weekly	MS	08/15/24	61	9,924	10,160	2,083
					124	21,924	22,007	3,978
Pharmaceuticals, Biotechnology & Life Sciences
Avantor, Inc.	USFF +0.250%	Weekly	MS	08/15/24	271	5,287	5,566	1,383
Biogen, Inc.	USFF +0.250%	Weekly	MS	08/15/24	77	22,063	21,933	3,703
Horizon Therapeutics PLC (Ireland)	USFF +0.250%	Weekly	MS	08/15/24	68	5,109	6,994	2,771
Jazz Pharmaceuticals PLC (Ireland)	USFF +0.250%	Weekly	MS	08/15/24	140	19,425	17,356	1,305
Pfizer, Inc.	USFF +0.250%	Weekly	MS	08/15/24	212	7,717	7,776	1,399
Repligen Corp.	USFF +0.250%	Weekly	MS	08/15/24	35	5,107	4,951	730
Revvity, Inc.	USFF +0.250%	Weekly	MS	08/15/24	144	16,677	17,106	3,314
TG Therapeutics, Inc.	USFF +0.250%	Weekly	MS	08/15/24	317	10,321	7,874	(968)
					1,264	91,706	89,556	13,637

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment
Enphase Energy, Inc.	USFF +0.250%	Weekly	MS	08/15/24	9	$1,434	$1,507	$321
Software & Services
Amdocs Ltd. (Guernsey)	USFF +0.250%	Weekly	MS	08/15/24	93	8,633	9,193	2,112
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	08/15/24	14	971	997	191
CGI, Inc. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	4	407	422	84
Dolby Laboratories, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	33	2,721	2,761	513
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	08/15/24	274	4,417	5,083	1,506
MongoDB, Inc.	USFF +0.250%	Weekly	MS	08/15/24	45	17,291	18,495	4,206
NCR Corp.	USFF +0.250%	Weekly	MS	08/15/24	141	3,478	3,553	678
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	48	1,416	1,346	175
Palantir Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	623	8,923	9,551	2,222
Palo Alto Networks, Inc.	USFF +0.250%	Weekly	MS	08/15/24	144	26,473	36,793	18,518
Qualys, Inc.	USFF +0.250%	Weekly	MS	08/15/24	3	376	388	76
Samsara, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	132	3,643	3,658	647
Splunk, Inc.	USFF +0.250%	Weekly	MS	08/15/24	168	14,469	17,823	6,208
Squarespace, Inc., Class A	USFF +0.250%	Weekly	MS	08/15/24	298	8,631	9,399	2,265
					2,020	101,849	119,462	39,401
Technology Hardware & Equipment
Insight Enterprises, Inc.	USFF +0.250%	Weekly	MS	08/15/24	104	12,963	15,219	4,507
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	08/15/24	24	6,707	7,039	1,536
National Instruments Corp.	USFF +0.250%	Weekly	MS	08/15/24	59	3,428	3,387	565
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	08/15/24	41	9,045	10,219	2,859
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	08/15/24	6	2,420	2,467	464
Trimble, Inc.	USFF +0.250%	Weekly	MS	08/15/24	87	4,086	4,606	1,289
					321	38,649	42,937	11,220
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	08/15/24	1,018	17,939	16,237	1,580
Iridium Communications, Inc.	USFF +0.250%	Weekly	MS	08/15/24	9	549	559	104
Verizon Communications, Inc.	USFF +0.250%	Weekly	MS	08/15/24	704	26,128	26,182	4,513
					1,731	44,616	42,978	6,197

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	08/15/24	301	$29,869	$28,399	$3,993
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	08/15/24	122	13,886	14,778	3,343
TFI International, Inc. (Canada)	USFF +0.250%	Weekly	MS	08/15/24	32	3,415	3,647	844
					455	47,170	46,824	8,180
Utilities
ALLETE, Inc.	USFF +0.250%	Weekly	MS	08/15/24	121	7,445	7,014	884
Brookfield Renewable Corp., Class A (Canada)	USFF +0.250%	Weekly	MS	08/15/24	185	6,149	5,831	770
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	08/15/24	38	1,927	1,952	375
PNM Resources, Inc.	USFF +0.250%	Weekly	MS	08/15/24	13	627	586	66
Southwest Gas Holdings, Inc.	USFF +0.250%	Weekly	MS	08/15/24	142	8,378	9,038	2,115
Vistra Corp.	USFF +0.250%	Weekly	MS	08/15/24	146	3,574	3,832	908
					645	28,100	28,253	5,118

Total Reference Entity — Long						1,718,171	1,788,165	379,284
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Short
Automobiles & Components
BorgWarner, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,659)	$(166,174)	$(178,962)	$(13,441)
Lear Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,306)	(163,124)	(187,476)	(25,426)
Lucid Group, Inc.	USFF -1.470%	Weekly	MS	01/05/26	(5,536)	(32,857)	(38,143)	(5,307)
Magna International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(472)	(25,241)	(26,640)	(1,982)
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(141)	(25,740)	(36,910)	(12,556)
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(202)	(17,891)	(20,907)	(3,382)
					(11,316)	(431,027)	(489,038)	(62,094)
Capital Goods
Aerojet Rocketdyne Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(644)	(36,184)	(35,336)	955
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(971)	(191,907)	(189,462)	2,329
Bloom Energy Corp., Class A	USFF -0.250%	Weekly	MS	01/05/26	(973)	(17,387)	(15,909)	1,466
Carlisle Cos., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4)	(959)	(1,026)	(70)
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/05/26	(8,616)	(359,410)	(428,301)	(71,633)
ChargePoint Holdings, Inc.	USFF -13.620%	Weekly	MS	01/05/26	(2,126)	(20,211)	(18,688)	1,510
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(140)	(16,841)	(22,371)	(5,541)
Cummins, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(203)	(47,559)	(49,767)	(2,239)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,715)	$(196,025)	$(255,758)	$(59,852)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(54)	(8,710)	(7,390)	1,140
John Bean Technologies Corp.	USFF -0.250%	Weekly	MS	01/05/26	(46)	(5,229)	(5,580)	(467)
MDU Resources Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(122)	(2,468)	(2,555)	(117)
Moog, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(10)	(1,071)	(1,084)	(15)
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(981)	(168,366)	(192,717)	(24,691)
Regal Rexnord Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,398)	(181,731)	(215,152)	(34,021)
SiteOne Landscape Supply, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(531)	(80,560)	(88,868)	(8,357)
Sunrun, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,464)	(31,965)	(26,147)	5,797
Trex Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,552)	(290,352)	(363,989)	(78,810)
WESCO International, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(648)	(89,919)	(116,031)	(26,406)
Westinghouse Air Brake Technologies Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,149)	(112,475)	(126,011)	(13,800)
					(27,347)	(1,859,329)	(2,162,142)	(312,822)
Commercial & Professional Services
Booz Allen Hamilton Holding Corp.	USFF -0.250%	Weekly	MS	01/05/26	(210)	(22,920)	(23,436)	(597)
Ceridian HCM Holding, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,669)	(157,511)	(178,743)	(21,327)
Driven Brands Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,828)	(49,043)	(49,466)	(454)
Equifax, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,176)	(237,304)	(276,713)	(40,512)
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(649)	(60,179)	(60,565)	(1,282)
FTI Consulting, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,375)	(249,770)	(261,525)	(11,905)
Leidos Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,908)	(313,033)	(345,780)	(34,283)
MSA Safety, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4)	(658)	(696)	(39)
Paycor HCM, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(578)	(12,538)	(13,681)	(1,152)
RB Global, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(8,318)	(451,353)	(499,080)	(49,333)
TELUS International CDA, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(411)	(6,943)	(6,239)	698
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1)	(167)	(173)	(8)
					(21,127)	(1,561,419)	(1,716,097)	(160,194)
Consumer Discretionary Distribution & Retail
Advance Auto Parts, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,257)	(85,581)	(88,367)	(2,838)
Asbury Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(100)	(20,569)	(24,042)	(3,486)
Dillard's, Inc., Class A	USFF -0.670%	Weekly	MS	01/05/26	(38)	(13,014)	(12,399)	830

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Discretionary Distribution & Retail — (continued)
Foot Locker, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(410)	$(17,270)	$(11,115)	$6,024
Lithia Motors, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(10)	(3,014)	(3,041)	(31)
Lowe's Cos., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(450)	(91,578)	(101,565)	(11,334)
Macy's, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(16,304)	(238,543)	(261,679)	(28,696)
Penske Automotive Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(13)	(2,165)	(2,166)	(4)
RH	USFF -0.250%	Weekly	MS	01/05/26	(115)	(30,168)	(37,903)	(8,466)
TJX Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/05/26	(120)	(9,728)	(10,175)	(454)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/05/26	(16)	(3,991)	(3,538)	3,679
					(18,833)	(515,621)	(555,990)	(44,776)
Consumer Durables & Apparel
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(2,878)	(83,498)	(92,787)	(9,443)
Levi Strauss & Co., Class A	USFF -0.250%	Weekly	MS	01/05/26	(12,236)	(173,121)	(176,565)	(4,125)
Mohawk Industries, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(913)	(91,788)	(94,185)	(2,690)
Topgolf Callaway Brands Corp.	USFF -0.250%	Weekly	MS	01/05/26	(10,322)	(221,045)	(204,892)	16,020
Whirlpool Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,629)	(221,008)	(242,379)	(25,284)
					(27,978)	(790,460)	(810,808)	(25,522)
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(2,985)	(372,243)	(382,558)	(10,539)
Aramark	USFF -0.250%	Weekly	MS	01/05/26	(3,234)	(126,762)	(139,224)	(13,487)
Churchill Downs, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,084)	(125,061)	(150,860)	(26,102)
Expedia Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,010)	(194,996)	(219,874)	(30,982)
International Game Technology PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/05/26	(2,945)	(82,407)	(93,916)	(11,895)
					(12,258)	(901,469)	(986,432)	(93,005)
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(449)	(101,125)	(109,502)	(8,438)
Dollar General Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,407)	(603,573)	(578,440)	24,417
Target Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,416)	(530,687)	(450,570)	77,003
Walgreens Boots Alliance, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(55)	(1,576)	(1,567)	7
					(7,327)	(1,236,961)	(1,140,079)	92,989
Energy
Cenovus Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(5,537)	(91,882)	(94,018)	(4,828)
Chord Energy Corp.	USFF -0.250%	Weekly	MS	01/05/26	(263)	(42,188)	(40,449)	(922)
Denbury, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(615)	(55,749)	(53,050)	2,800
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,459)	(620,409)	(585,734)	24,750

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
DT Midstream, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,511)	$(217,430)	$(223,610)	$(10,673)
Marathon Oil Corp.	USFF -0.250%	Weekly	MS	01/05/26	(26,687)	(653,104)	(614,335)	35,344
New Fortress Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(5,284)	(222,222)	(141,506)	75,650
NOV, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(18,205)	(284,124)	(292,008)	(8,927)
PDC Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,636)	(105,188)	(116,385)	(11,915)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/05/26	(5,603)	(171,497)	(182,826)	(17,965)
					(72,800)	(2,463,793)	(2,343,921)	83,314
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	USFF -0.250%	Weekly	MS	01/05/26	(1,199)	(76,876)	(80,069)	(5,046)
Constellation Brands, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(2)	(490)	(492)	(4)
Darling Ingredients, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,981)	(516,303)	(445,318)	71,970
Flowers Foods, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(6,564)	(165,906)	(163,312)	1,433
Philip Morris International, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(546)	(53,117)	(53,301)	(559)
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,950)	(89,351)	(84,886)	4,418
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(338)	(30,057)	(29,288)	853
Tyson Foods, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(12,923)	(722,577)	(659,590)	53,037
					(32,503)	(1,654,677)	(1,516,256)	126,102
Health Care Equipment & Services
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(591)	(44,442)	(47,067)	(2,653)
agilon health, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(171)	(2,878)	(2,965)	(90)
Align Technology, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(402)	(134,065)	(142,163)	(8,180)
Bausch + Lomb Corp. (Canada)	USFF -5.020%	Weekly	MS	01/05/26	(1,215)	(22,274)	(24,385)	(2,126)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/05/26	(229)	(84,762)	(87,805)	(3,095)
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,458)	(132,415)	(137,533)	(5,198)
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	01/05/26	(344)	(11,627)	(11,641)	(25)
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(672)	(52,986)	(54,499)	(1,546)
Laboratory Corp. of America Holdings	USFF -0.250%	Weekly	MS	01/05/26	(562)	(127,550)	(135,627)	(8,499)
Masimo Corp.	USFF -0.250%	Weekly	MS	01/05/26	(1,408)	(223,979)	(231,686)	(7,842)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,179)	(429,732)	(446,840)	(17,367)
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,259)	(197,525)	(187,181)	10,322
Stryker Corp.	USFF -0.250%	Weekly	MS	01/05/26	(212)	(63,033)	(64,679)	(1,844)
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(786)	(44,594)	(19,288)	25,277
					(13,488)	(1,571,862)	(1,593,359)	(22,866)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Household & Personal Products
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,867)	(104,258)	(104,932)	(738)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(638)	$(183,938)	$(191,100)	$(9,506)
Albemarle Corp.	USFF +0.250%	Weekly	MS	08/15/24	(293)	(62,365)	(65,365)	(16,266)
Ashland, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,759)	(262,353)	(239,785)	21,040
Avery Dennison Corp.	USFF -0.250%	Weekly	MS	01/05/26	(581)	(100,376)	(99,816)	64
Celanese Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,862)	(424,871)	(447,220)	(25,204)
Corteva, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(9,480)	(560,904)	(543,204)	15,516
FMC Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,390)	(264,984)	(249,373)	14,006
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(11,361)	(460,789)	(454,440)	2,858
Hecla Mining Co.	USFF -0.250%	Weekly	MS	01/05/26	(21,449)	(129,060)	(110,462)	18,318
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,964)	(181,288)	(222,241)	(41,505)
MP Materials Corp.	USFF -0.250%	Weekly	MS	01/05/26	(4,959)	(107,528)	(113,462)	(5,999)
Pan American Silver Corp. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(13,803)	(209,511)	(201,248)	7,995
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	01/05/26	(700)	(51,076)	(49,791)	611
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/05/26	(712)	(169,140)	(189,050)	(20,310)
Sigma Lithium Corp. (Canada)	USFF -8.470%	Weekly	MS	01/05/26	(82)	(3,110)	(3,305)	(198)
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(370)	(17,930)	(17,349)	566
United States Steel Corp.	USFF -0.250%	Weekly	MS	01/05/26	(13,882)	(302,319)	(347,189)	(45,291)
West Fraser Timber Co., Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(433)	(32,200)	(37,229)	(5,172)
Westrock Co.	USFF -0.250%	Weekly	MS	01/05/26	(13,414)	(419,348)	(389,945)	24,954
					(104,132)	(3,943,090)	(3,971,574)	(63,523)
Media & Entertainment
DISH Network Corp., Class A	USFF -0.250%	Weekly	MS	01/05/26	(5,048)	(117,402)	(33,266)	84,064
Endeavor Group Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(489)	(11,563)	(11,697)	(142)
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,134)	(81,412)	(103,319)	(28,258)
Match Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,418)	(57,973)	(59,343)	(2,124)
Paramount Global, Class B	USFF -0.670%	Weekly	MS	01/05/26	(1,617)	(27,035)	(25,726)	1,211
Pinterest, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(7,259)	(184,252)	(198,461)	(18,744)
Roku, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,020)	(59,096)	(65,239)	(6,180)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Snap, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(1,161)	$(11,771)	$(13,746)	$(24,786)
World Wrestling Entertainment, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(178)	(19,121)	(19,308)	(199)
					(19,324)	(569,625)	(530,105)	4,842
Pharmaceuticals, Biotechnology & Life Sciences
BioMarin Pharmaceutical, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(322)	(29,352)	(27,911)	1,422
Catalent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(937)	(40,023)	(40,628)	(631)
Elanco Animal Health, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(31,536)	(299,757)	(317,252)	(17,676)
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	01/05/26	(205)	(94,130)	(96,141)	(2,931)
Exelixis, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,480)	(29,181)	(28,283)	1,392
IQVIA Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(8)	(1,689)	(1,798)	(112)
Madrigal Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(158)	(35,618)	(36,498)	(902)
Merck & Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(383)	(43,647)	(44,194)	(1,041)
Natera, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(877)	(42,543)	(42,675)	(158)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/05/26	(1,307)	(44,520)	(44,373)	(372)
Reata Pharmaceuticals, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(211)	(19,519)	(21,514)	(2,008)
Seagen, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,354)	(264,307)	(260,591)	3,556
Thermo Fisher Scientific, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(265)	(147,035)	(138,264)	18,115
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(47)	(17,351)	(17,976)	(637)
					(39,090)	(1,108,672)	(1,118,098)	(1,983)
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(841)	(68,211)	(74,849)	(6,681)
Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(63)	(1,862)	(1,874)	(15)
Analog Devices, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(146)	(27,686)	(28,442)	(774)
Axcelis Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(401)	(63,342)	(73,515)	(10,212)
Cirrus Logic, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(606)	(47,567)	(49,092)	(1,555)
Intel Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,177)	(79,796)	(72,799)	(6,907)
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(22)	(1,898)	(1,971)	(76)

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
MKS Instruments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(4,003)	$(348,553)	$(432,724)	$(91,277)
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(98)	(49,914)	(52,943)	(3,154)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(759)	(67,861)	(88,401)	(20,581)
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(910)	(75,734)	(86,150)	(10,607)
QUALCOMM, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,088)	(242,135)	(248,556)	(13,723)
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,571)	(221,645)	(247,810)	(26,299)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,028)	(208,374)	(225,777)	(17,536)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,244)	(536,910)	(583,985)	(51,167)
Wolfspeed, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(147)	(10,488)	(8,172)	4,077
					(18,263)	(1,983,765)	(2,202,211)	(249,806)
Software & Services
Atlassian Corp., Class A	USFF -0.250%	Weekly	MS	01/05/26	(64)	(10,210)	(10,740)	(538)
Bentley Systems, Inc., Class B	USFF -0.250%	Weekly	MS	01/05/26	(720)	(29,650)	(39,046)	(10,330)
Cloudflare, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(823)	(39,561)	(53,800)	(14,263)
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/05/26	(57)	(44,613)	(46,125)	(1,578)
Guidewire Software, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(596)	(42,518)	(45,344)	(2,852)
HashiCorp., Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(2,433)	(67,256)	(63,696)	3,519
Informatica, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(1,547)	(24,785)	(28,620)	(3,851)
Open Text Corp. (Canada)	USFF -0.250%	Weekly	MS	01/05/26	(189)	(7,886)	(7,853)	(28)
Oracle Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,614)	(227,662)	(311,301)	(182,679)
PTC, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(698)	(92,582)	(99,325)	(7,648)
SentinelOne, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(4,268)	(60,775)	(64,447)	(3,710)
Snowflake, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(567)	(81,718)	(99,781)	(18,113)
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(45)	(8,262)	(8,643)	(387)
Tenable Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(1,049)	(38,281)	(45,684)	(7,428)
UiPath, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(242)	(3,848)	(4,010)	(165)
					(15,912)	(779,607)	(928,415)	(250,051)
Technology Hardware & Equipment
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(101)	(10,452)	(11,256)	(812)
Avnet, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,680)	(159,912)	(185,656)	(29,698)
Ciena Corp.	USFF -0.250%	Weekly	MS	01/05/26	(3,578)	(179,898)	(152,029)	28,176

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Coherent Corp.	USFF -0.250%	Weekly	MS	01/05/26	(2,966)	$(107,599)	$(151,207)	$(45,618)
Dell Technologies, Inc., Class C	USFF -0.250%	Weekly	MS	01/05/26	(6,324)	(245,963)	(342,192)	(98,717)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	01/05/26	(168)	(21,282)	(21,820)	(552)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(641)	(38,159)	(36,364)	1,558
Pure Storage, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(5,433)	(167,205)	(200,043)	(39,239)
TE Connectivity Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/05/26	(365)	(49,340)	(51,158)	(1,850)
Ubiquiti, Inc.	USFF -0.620%	Weekly	MS	01/05/26	(400)	(86,757)	(70,300)	16,237
Western Digital Corp.	USFF -0.250%	Weekly	MS	01/05/26	(14,702)	(575,576)	(557,647)	16,456
					(38,358)	(1,642,143)	(1,779,672)	(154,059)
Telecommunication Services
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(64)	(4,623)	(4,307)	253
Frontier Communications Parent, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,026)	(55,732)	(37,765)	18,423
					(2,090)	(60,355)	(42,072)	18,676
Transportation
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	01/05/26	(2,620)	(26,566)	(25,126)	1,424
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(325)	(113,493)	(120,169)	(6,745)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	01/05/26	(13,314)	(443,193)	(482,100)	(50,887)
					(16,259)	(583,252)	(627,395)	(56,208)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/05/26	(15,196)	(364,042)	(315,013)	46,875
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	01/05/26	(17)	(905)	(892)	11
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,597)	(229,323)	(218,667)	8,621
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(3,685)	(104,619)	(107,418)	(3,411)
Edison International	USFF -0.250%	Weekly	MS	01/05/26	(694)	(50,789)	(48,198)	2,871
Essential Utilities, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(22)	(870)	(878)	(10)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/05/26	(6,863)	(287,877)	(279,599)	5,973
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/05/26	(9,335)	(363,407)	(362,945)	(1,086)
IDACORP, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(559)	(60,107)	(57,353)	2,719
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(11,219)	(372,065)	(419,478)	(48,356)
OGE Energy Corp.	USFF -0.250%	Weekly	MS	01/05/26	(20)	(709)	(718)	(11)
Ormat Technologies, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(25)	(1,994)	(2,012)	(20)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	01/05/26	(863)	(43,381)	(40,414)	2,544

GOTHAM SHORT STRATEGIES FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
PPL Corp.	USFF -0.250%	Weekly	MS	01/05/26	(496)	$(13,061)	$(13,124)	$(174)
Sempra Energy	USFF -0.250%	Weekly	MS	01/05/26	(181)	(28,107)	(26,352)	3,059
Southern Co. (The)	USFF -0.250%	Weekly	MS	01/05/26	(4,649)	(344,331)	(326,592)	16,334
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(2,453)	(228,939)	(216,453)	9,504
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/05/26	(41)	(2,513)	(2,549)	(38)
					(58,915)	(2,497,039)	(2,438,655)	45,405

Total Reference Entity — Short						(26,326,635)	(27,132,100)	(1,133,000)
Net Value of Reference Entity						$(24,608,464)	$(25,343,935)	$(753,716)

*	Includes $(18,245) related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized depreciation of $(753,716), which are considered Level 2 as of and for the period ended June 30, 2023.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.